UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006–June 30, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2006

Semi-Annual
Report

Pacific Select Fund

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-6
Statements of Changes in Net Assets	B-11
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Trustees and Officers Information	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-4
Special Meetings of Shareholders	F-10
Where to Go for More Information	F-11

     The 2006 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.25%

Australia - 0.72%

Macquarie Airports †	7,333,200	$16,729,402

Austria - 0.72%

OMV AG †	280,500	16,700,913

Belgium - 1.37%

Fortis †	589,600	20,074,891
KBC Groep NV †	106,400	11,418,032

		31,492,923

Bermuda - 0.50%

Kerry Properties Ltd †	1,666,656	5,676,197
Orient Overseas International Ltd †	1,623,000	5,882,782

		11,558,979

Canada - 4.10%

Canadian Natural Resources Ltd (TSE)	279,400	15,447,969
Celestica Inc *	53,500	506,580
Gerdau Ameristeel Corp	1,491,300	14,935,711
Husky Energy Inc †	264,000	16,568,879
ING Canada Inc	23,600	1,194,482
IPSCO Inc	160,300	15,346,467
Nexen Inc	291,900	16,447,648
Teck Cominco Ltd ‘B’	237,000	14,220,425

		94,668,161

Denmark - 0.80%

Carlsberg AS ‘B’ †	252,700	18,480,679

Finland - 1.13%

Nokia OYJ	431,600	8,810,529
Sampo OYJ ‘A’	902,500	17,222,798

		26,033,327

France - 12.48%

Arkema * †	19,510	761,355
Assurances Generales de France †	269,400	31,787,153
BNP Paribas †	366,900	35,125,878
Compagnie Generale des Etablissements Michelin ‘B’ †	216,600	13,020,989
Credit Agricole SA †	724,000	27,549,467
Renault SA †	478,300	51,388,665
Sanofi-Aventis †	441,300	43,067,150
Societe Generale †	229,800	33,801,466
Total SA †	780,400	51,355,895

		287,858,018

Germany - 10.17%

Allianz AG	130,500	20,605,790
Continental AG	358,800	36,723,042
DaimlerChrysler AG	115,000	5,671,821
Deutsche Lufthansa AG †	1,276,100	23,552,592
E.ON AG	331,600	38,171,981
Epcos AG * †	439,200	6,196,201
MAN AG	359,000	26,026,272
Muenchener Rueckversicherungs AG	241,400	33,000,565
RWE AG	344,800	28,710,180
TUI AG †	800,400	15,878,393

		234,536,837

Greece - 0.50%

Public Power Corp SA	485,000	11,488,687

Hong Kong - 0.08%

Sino Land Co Ltd †	1,128,500	1,801,810

Italy - 3.39%

Banco Popolare di Verona e Novara	557,500	14,938,829
Buzzi Unicem SPA	722,800	16,585,488
ENI SPA †	1,301,600	38,340,621
Italcementi SPA †	325,000	8,222,376

		78,087,314

Japan - 28.66%

Alps Electric Co Ltd †	1,053,700	13,166,646
Canon Inc †	759,750	37,243,949
Cosmo Oil Co Ltd †	1,063,000	4,783,686
Dainippon Ink & Chemicals Inc	2,730,000	10,233,922
East Japan Railway Co	2,970	22,059,595
EDION Corp †	770,200	15,277,473
Hitachi Ltd	1,284,000	8,482,209
Honda Motor Co Ltd †	626,600	19,875,550
Isuzu Motors Ltd †	4,716,000	15,288,675
Itochu Corp †	2,338,000	20,532,069
Japan Tobacco Inc	9,400	34,252,010
JFE Holdings Inc †	1,107,300	46,927,691
Kobe Steel Ltd	5,526,000	17,286,858
Leopalace21 Corp	609,300	21,030,540
Mitsubishi Corp	1,011,200	20,190,423
Mitsubishi UFJ Financial Group Inc	1,700	23,767,913
Mitsui & Co Ltd	1,526,000	21,548,549
Mitsui Chemicals Inc †	791,000	5,163,203
Mitsui OSK Lines Ltd †	3,615,000	24,575,935
Nippon Mining Holdings Inc	2,079,500	17,498,763
Nippon Telegraph & Telephone Corp	5,100	25,000,874
Nissan Motor Co Ltd †	1,915,800	20,925,813
Oki Electric Industry Co Ltd	2,400,000	5,662,356
ORIX Corp †	148,900	36,366,262
Rengo Co Ltd †	773,000	5,842,756
Seiko Epson Corp †	437,900	11,938,553
Sumitomo Heavy Industries Ltd	53,000	489,986
Sumitomo Metal Industries Ltd	3,986,000	16,439,986
Sumitomo Mitsui Financial Group Inc †	3,970	41,975,708
The Tokyo Electric Power Co Inc	936,400	25,856,554
Tokyo Gas Co Ltd	4,008,000	18,877,246
Toyota Motor Corp †	1,000,800	52,383,712

		660,945,465

Luxembourg - 0.56%

SES GLOBAL SA FDR (XLUX)	910,300	12,923,948

Netherlands - 6.37%

ABN AMRO Holding NV †	984,780	26,942,486
European Aeronautic Defence & Space Co NV	848,000	24,360,897
ING Groep NV CVA	1,589,000	62,455,994
Koninklijke Philips Electronics NV	567,300	17,726,538
Wolters Kluwer NV	648,670	15,324,226

		146,810,141

Singapore - 0.31%

Neptune Orient Lines Ltd †	4,256,000	4,866,766
Singapore Telecommunications Ltd	1,480,693	2,376,069

		7,242,835

Spain - 1.49%

Repsol YPF SA †	1,196,300	34,259,567

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Switzerland - 1.83%

Credit Suisse Group	655,200	$36,657,544
Novartis AG	101,900	5,517,795

		42,175,339

United Kingdom - 22.07%

AstraZeneca PLC	713,100	43,041,559
Aviva PLC	2,423,800	34,310,685
BAE Systems PLC	3,516,100	24,041,237
Barclays PLC	3,202,600	36,392,509
BP PLC	2,611,600	30,449,429
British American Tobacco PLC	1,741,900	43,872,030
Corus Group PLC	1,300,000	10,974,166
Friends Provident PLC	6,686,500	22,102,037
Greene King PLC	882,900	13,428,727
HBOS PLC	2,166,900	37,666,401
International Power PLC	2,476,000	13,026,277
J. Sainsbury PLC	4,089,100	25,293,636
Mitchells & Butlers PLC	1,191,800	11,361,076
Rio Tinto PLC	314,900	16,648,466
Royal & Sun Alliance Insurance Group PLC	5,498,200	13,675,091
The Royal Bank of Scotland Group PLC	1,431,200	47,056,486
Vodafone Group PLC	22,131,800	47,167,741
Wolverhampton & Dudley Breweries PLC	509,900	12,135,313
Xstrata PLC †	695,100	26,350,482

		508,993,348

Total Common Stocks (Cost $2,195,070,599)		2,242,787,693

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.50%

Repurchase Agreement - 2.50%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $57,628,883; collateralized by U.S. Treasury Notes: 2.625% due 05/15/08 and market value $1,689,988, 3.000% due 11/15/07 and market value $448,069, 3.625% due 01/15/10 and market value $1,199,581, and 4.000% due 08/31/07 and market value $55,423,190)	$57,608,000	57,608,000

Total Short-Term Investment (Cost $57,608,000)		57,608,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.75% (Cost $2,252,678,599)		2,300,395,693

	Shares
SECURITIES LENDING COLLATERAL - 17.34%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $399,877,607)	399,877,607	399,877,607

TOTAL INVESTMENTS - 117.09% (Cost $2,652,556,206)		2,700,273,300

OTHER ASSETS & LIABILITIES, NET - (17.09%)		(394,078,366)

NET ASSETS - 100.00%		$2,306,194,934

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	30.84%
Short-Term Investment & Securities Lending Collateral	19.84%
Autos & Transportation	12.84%
Materials & Processing	9.80%
Utilities	9.70%
Integrated Oils	8.07%
Consumer Staples	4.91%
Consumer Discretionary	4.17%
Technology	3.99%
Health Care	3.97%
Multi-Industry	3.29%
Producer Durables	3.25%
Energy	2.42%

117.09%
Other Assets & Liabilities, Net	(17.09%)

100.00%

(b) The amount of $3,272,093 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of June 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Dow Jones EURO STOXX 50 (09/06)	487	$21,642,254	$931,990

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.32%

Germany - 0.32%

Fresenius AG	10,664	$1,775,765

Total Preferred Stocks (Cost $1,922,025)		1,775,765

WARRANTS - 0.00%

Canada - 0.00%

Horizon North Logistics Inc * + Exp. 07/01/06	10,692	—

Total Warrants (Cost $0)		—

COMMON STOCKS - 95.41%

Australia - 3.32%

Alesco Corp Ltd	246,386	1,655,133
Ansell Ltd	217,106	1,560,080
Australian Pharmaceutical Industries Ltd	989,028	1,697,732
Australian Worldwide Exploration Ltd *	733,936	1,865,232
AWB Ltd	594,248	1,912,072
Babcock & Brown Ltd	98,750	1,591,641
Coates Hire Ltd	371,892	1,765,900
David Jones Ltd †	923,178	2,037,466
Just Group Ltd	661,607	1,681,414
Miller’s Retail Ltd *	969,783	1,106,194
Zinifex Ltd	212,247	1,580,366

		18,453,230

Austria - 1.13%

Andritz AG	17,170	2,838,278
Boehler-Uddeholm AG †	62,580	3,421,837

		6,260,115

Belgium - 1.52%

Delhaize Group †	57,749	4,003,422
Omega Pharma SA	21,500	1,501,477
Option NV * †	62,114	1,489,630
Telenet Group Holding NV *	67,206	1,435,530

		8,430,059

Bermuda - 1.30%

Benfield Group Ltd	581,180	3,705,121
Kerry Properties Ltd	555,500	1,891,889
Regal Hotels International Holdings Ltd	21,164,000	1,635,064

		7,232,074

Canada - 7.46%

Aeroplan Income Fund	140,200	1,723,143
Aliant Inc	49,100	1,458,969
Alliance Atlantis Communications Inc ‘B’ *	57,800	1,693,147
Breakwater Resources Ltd *	1,208,200	1,342,084
CAE Inc	226,900	1,727,717
Canam Group Inc ‘A’	191,200	1,711,088
Constellation Copper Corp *	696,100	1,583,888
Emera Inc	95,500	1,611,771
EuroZinc Mining Corp *	764,200	1,841,528
Find Energy Ltd *	166,500	1,427,399
First Quantum Minerals Ltd	47,200	2,115,818
Horizon North Logistics Inc * +	15,196	—
HudBay Minerals Inc *	146,000	1,857,207
Industrial Alliance Insurance & Financial Services Inc	58,000	1,658,479
Inmet Mining Corp	46,700	1,744,504
Kingsway Financial Services Inc	135,200	2,442,877
Laurentian Bank of Canada	58,700	1,535,991
Linamar Corp	125,700	1,665,415
LionOre Mining International Ltd *	412,200	2,237,689
Major Drilling Group International Inc *	72,800	1,455,609
Mullen Group Income Fund	52,800	1,366,944
Petrobank Energy & Resources Ltd *	135,100	1,841,998
Transforce Income Fund	111,800	1,697,581
Trican Well Service Ltd	62,800	1,254,537
Trinidad Energy Services Income Trust	73,900	1,175,727
Western Lakota Energy Services Inc *	99,500	1,310,266

		41,481,376

Denmark - 1.37%

NKT Holdings AS	29,000	1,812,547
Sydbank AS	68,385	2,269,005
Topdanmark AS * †	25,180	3,510,265

		7,591,817

Finland - 1.21%

KCI Konecranes OYJ	110,100	1,982,794
Outokumpu OYJ	125,600	2,939,872
Wartsila OYJ ‘B’	42,500	1,793,868

		6,716,534

France - 5.39%

Alstom SA *	20,432	1,867,243
Atos Origin SA *	28,423	1,859,530
Bacou-Dalloz SA †	10,505	1,250,931
Capgemini SA	40,191	2,294,264
Ciments Francais	15,602	2,592,251
Etam Developpement SA	41,718	2,654,098
Euler Hermes SA	13,327	1,471,062
GFI Informatique	183,623	1,423,270
Kaufman & Broad SA	62,187	3,388,417
Natexis Banques Populaires	9,275	2,134,188
Nexity	37,660	2,187,838
Penauille Polyservices *	110,785	1,704,646
SCOR	1,493,040	3,265,542
Wendel Investissement	15,563	1,879,113

		29,972,393

Germany - 6.13%

Celesio AG	18,494	1,682,090
Deutsche Lufthansa AG	108,067	1,994,560
Fresenius Medical Care AG & Co KGaA	16,694	1,908,911
GEA Group AG	167,712	2,861,591
Heidelberger Druckmaschinen AG	60,896	2,796,217
Infineon Technologies AG *	143,550	1,597,387
Lanxess AG *	105,934	4,167,824
Leoni AG	49,100	1,852,013
MAN AG	25,195	1,826,551
Nordex AG *	140,200	2,042,487
Rhoen-Klinikum AG	39,427	1,756,951
SGL Carbon AG *	91,202	1,829,103
Stada Arzneimittel AG	36,318	1,445,603
ThyssenKrupp AG	110,300	3,766,816
Vivacon AG *	115,115	2,575,191

		34,103,295

Greece - 0.61%

Aluminum of Greece SA	83,593	1,759,898
Mytilineos Holdings SA	66,226	1,624,668

		3,384,566

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Hong Kong - 0.33%

Hang Lung Group Ltd	846,000	$1,830,061

Italy - 4.91%

Acea SPA	159,071	2,201,435
AEM SPA †	962,059	2,234,628
Banco Popolare di Verona e Novara	146,877	3,935,732
Biesse SPA	160,831	2,308,077
Brembo SPA	349,499	3,475,634
Esprinet SPA	204,739	3,802,374
Saipem SPA †	93,653	2,131,009
Seat Pagine Gialle SPA	5,024,000	2,339,046
Sogefi SPA	385,697	2,698,493
Trevi Finanziaria SPA	259,704	2,159,134

		27,285,562

Japan - 21.63%

Alpha Systems Inc	42,100	1,206,641
Asset Managers Co Ltd	526	1,245,596
Calsonic Kansei Corp	195,000	1,243,883
Can Do Co Ltd †	1,041	1,046,094
CKD Corp	224,000	3,476,267
Daido Steel Co Ltd †	370,000	2,903,355
Daihen Corp	423,000	2,129,046
Dowa Mining Co Ltd †	317,000	2,803,251
Exedy Corp	117,800	3,705,697
Fuji Electric Holdings Co Ltd	211,000	1,104,413
Futaba Industrial Co Ltd †	131,900	3,042,782
Gunze Ltd	370,000	2,204,998
Hitachi Cable Ltd †	370,000	1,713,562
Hitachi High-Technologies Corp	84,600	2,572,597
Japan Electronic Materials Corp	50,400	1,356,449
Joint Corp	79,300	2,584,664
JTEKT Corp †	105,800	2,043,149
K. K. DaVinci Advisors * †	2,381	2,351,040
Leopalace21 Corp	84,600	2,920,045
Mimasu Semiconductor Industry Co Ltd	100,500	1,910,062
Nabtesco Corp	317,000	3,548,383
Nichirei Corp	293,000	1,566,900
Nifco Inc †	127,000	2,513,588
Nihon Unisys Ltd	142,700	2,366,695
Nipro Corp	230,000	4,130,112
Nitto Boseki Co Ltd †	1,005,000	2,933,153
NTN Corp †	317,000	2,506,859
Oenon Holdings Inc †	793,000	3,083,581
Okinawa Cellular Telephone Co	1,058	2,634,830
Osaki Electric Co Ltd	105,000	1,093,674
Otsuka Kagu Ltd	28,800	898,427
Round One Corp	503	1,793,289
Sapporo Hokuyo Holdings Inc	211	2,212,513
Shin-Etsu Polymer Co Ltd	231,000	3,330,566
Showa Corp	65,700	1,097,105
Sintokogio Ltd	105,000	1,398,287
Sumitomo Osaka Cement Co Ltd	1,005,000	3,091,227
Sumitomo Rubber Industries Inc †	185,200	2,037,459
Taiyo Yuden Co Ltd †	105,000	1,333,144
Takeuchi Manufacturing Co Ltd	73,100	3,276,852
TBK Co Ltd	158,000	784,201
The Japan Steel Works Ltd	317,000	2,171,688
The Nishi-Nippon City Bank Ltd †	529,000	2,533,135
The Yamaguchi Bank Ltd	350,000	5,064,663
Tocalo Co Ltd	58,600	1,858,773
Toho Gas Co Ltd	603,000	2,629,299
Toho Pharmaceutical Co Ltd †	170,000	3,008,127
Tokai Rika Co Ltd	95,200	2,096,330
Tokyo Seimitsu Co Ltd	37,000	1,920,482
Tosei Corp	2,063	1,790,073
Tsubakimoto Chain Co	158,000	1,032,716
UFJ Nicos Co Ltd	999	8,083
Ulvac Inc	59,300	2,026,066
York-Benimaru Co Ltd	100,500	2,871,679

		120,205,550

Liechtenstein - 0.48%

Verwaltungs-und Privat Bank AG	12,703	2,693,757

Netherlands - 4.36%

Aalberts Industries NV	21,056	1,547,225
Arcadis NV	51,600	2,445,923
Hagemeyer NV * †	505,805	2,335,490
Imtech NV	38,330	1,853,183
Koninklijke BAM Groep NV	79,595	1,582,066
Macintosh Retail Group NV	108,288	3,612,232
Samas Groep NV CVA *	153,953	1,620,599
Smit Internationale NV	21,012	1,478,147
Univar NV	43,059	2,040,515
USG People NV	35,312	2,700,917
Wolters Kluwer NV	127,700	3,016,793

		24,233,090

Norway - 3.46%

Acta Holding ASA	846,000	2,690,935
Aker Yards ASA	37,220	2,618,895
Cermaq ASA	169,300	2,284,567
Leroy Seafood Group ASA	63,600	1,205,610
Pan Fish ASA *	3,530,000	3,822,102
Petrojarl ASA *	31,320	206,288
Petroleum Geo-Services ASA *	31,320	1,766,024
Petrolia Drilling ASA * †	2,907,000	1,330,937
Sinvest ASA * †	94,500	1,723,040
TGS Nopec Geophysical Co ASA *	90,680	1,602,403

		19,250,801

Singapore - 0.46%

Parkway Holdings Ltd	535,000	834,855
SembCorp Marine Ltd	560,000	1,061,377
Wheelock Properties Ltd	714,000	649,562

		2,545,794

South Korea - 2.84%

Daegu Bank	84,860	1,520,548
Daishin Securities Co Ltd	72,040	1,317,411
GS Engineering & Construction Corp	21,440	1,387,527
Hyundai Development Co	29,700	1,283,478
Hyundai Marine & Fire Insurance Co Ltd	113,250	1,587,589
Hyundai Mipo Dockyard	16,870	1,689,223
Hyundai Securities Co	104,250	1,197,708
Korean Air Lines Co Ltd	43,730	1,613,228
Phicom Corp	114,911	1,362,581
Pusan Bank	107,450	1,370,377
Samsung Securities Co Ltd	26,910	1,449,382

		15,779,052

Spain - 0.33%

Inmobiliaria Urbis SA †	1,512	39,355
Red Electrica de Espana	51,400	1,774,409

		1,813,764

Sweden - 3.88%

Alfa Laval AB	55,200	1,652,913
Bilia AB ‘A’	136,700	1,880,474
Billerud AB †	108,400	1,438,455
Boliden AB	127,200	2,341,890
D. Carnegie & Co AB	182,850	3,353,764
Elekta AB ‘B’	105,200	1,783,361

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Haldex AB	74,800	$1,611,005
NCC AB ‘B’	79,600	1,924,535
Nobia AB	123,700	4,022,066
Teleca AB ‘B’ *	304,200	1,572,410

		21,580,873

Switzerland - 4.62%

Advanced Digital Broadcast Holdings SA *	13,695	492,888
Baloise Holding AG	46,457	3,570,108
Bank Sarasin & Compagnie AG ‘B’	780	2,054,394
Charles Voegele Holding AG *	46,971	3,400,216
Galenica Holding AG	7,953	1,603,545
Georg Fischer AG *	3,881	1,666,619
Helvetia Patria Holding AG	12,260	3,229,087
Holcim Ltd	50,798	3,893,315
Panalpina Welttransport Holding AG	12,500	1,162,529
Sulzer AG	2,200	1,648,358
Swiss Life Holding *	12,750	2,987,915

		25,708,974

United Kingdom - 18.67%

Alfred Mcalpine PLC	128,043	1,056,034
Alliance UniChem PLC	162,843	3,077,566
Babcock International Group PLC	277,721	1,694,767
Barratt Developments PLC	177,503	3,111,727
Bellway PLC	120,401	2,582,709
Bodycote International PLC	567,972	2,659,891
Bovis Homes Group PLC	208,089	3,089,954
BRIT Insurance Holdings PLC	800,611	3,901,121
British Airways PLC *	491,651	3,116,175
British Energy Group PLC *	389,520	4,847,661
Burren Energy PLC	99,587	1,605,856
Charter PLC *	206,289	3,076,577
Collins Stewart Tullett PLC	173,100	2,429,552
Dana Petroleum PLC *	204,600	4,256,431
First Choice Holidays PLC	788,737	3,336,420
Galliford Try PLC	946,960	2,013,803
GKN PLC	462,881	2,336,789
Helphire Group PLC	279,136	1,982,141
Henderson Group PLC	412,798	580,148
Inmarsat PLC	215,200	1,364,972
Invensys PLC *	6,278,454	2,234,966
Kier Group PLC	90,975	2,535,261
LogicaCMG PLC	674,983	2,178,089
Lookers PLC	82,310	1,202,450
MyTravel Group PLC *	206,000	901,871
NETeller PLC *	162,909	1,795,472
New Star Asset Management Group Ltd *	372,666	2,696,259
Northern Rock PLC	254,287	4,702,313
Northgate PLC	95,265	1,842,691
Northumbrian Water Group PLC	921,037	4,177,087
Pendragon PLC	314,310	3,472,830
Persimmon PLC	120,937	2,759,699
Rab Capital PLC	562,500	868,553
Regus Group PLC *	1,006,929	2,038,921
Rexam PLC	361,900	3,533,539
Schroders PLC	27,805	519,316
Tate & Lyle PLC	265,667	2,974,673
The Paragon Group of Cos PLC	55,580	672,177
Tullow Oil PLC	452,982	3,199,865
Vedanta Resources PLC	126,858	3,197,431
Venture Production PLC *	147,524	1,956,002
WSP Group PLC	284,762	2,211,662

		103,791,421

Total Common Stocks (Cost $592,787,904)		530,344,158

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.20%

Repurchase Agreement - 4.20%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $23,345,460; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $23,808,448)	$23,337,000	23,337,000

Total Short-Term Investment (Cost $23,337,000)		23,337,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.93% (Cost $618,046,929)		555,456,923

	Shares
SECURITIES LENDING COLLATERAL - 6.70%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $37,227,783)	37,227,783	37,227,783

TOTAL INVESTMENTS - 106.63% (Cost $655,274,712)		592,684,706

OTHER ASSETS & LIABILITIES, NET - (6.63%)		(36,859,379)

NET ASSETS - 100.00%		$555,825,327

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	19.19%
Producer Durables	15.03%
Materials & Processing	14.17%
Short-Term Investment & Securities Lending Collateral	10.90%
Autos & Transportation	10.52%
Consumer Discretionary	10.30%
Integrated Oils	5.12%
Utilities	5.01%
Technology	4.39%
Multi-Industry	4.28%
Health Care	3.97%
Consumer Staples	3.75%

106.63%
Other Assets & Liabilities, Net	(6.63%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.29%

Autos & Transportation - 0.83%

General Motors Corp †	24,200	$720,918
United Parcel Service Inc ‘B’	137,000	11,279,210

		12,000,128

Consumer Discretionary - 11.15%

Amazon.com Inc * †	62,000	2,398,160
AutoNation Inc *	353,802	7,585,515
Avon Products Inc	71,000	2,201,000
Carnival Corp (Panama)	35,900	1,498,466
Clear Channel Communications Inc	83,400	2,581,230
Dollar Tree Stores Inc *	411,900	10,915,350
eBay Inc *	120,800	3,538,232
Getty Images Inc * †	114,700	7,284,597
Google Inc ‘A’ *	49,800	20,882,634
IAC/InterActiveCorp * †	190,499	5,046,319
Jarden Corp * †	237,400	7,228,830
Las Vegas Sands Corp *	146,800	11,429,848
Leggett & Platt Inc	295,100	7,371,598
Lowe’s Cos Inc	332,000	20,142,440
McDonald’s Corp	190,500	6,400,800
Omnicom Group Inc	56,100	4,997,949
RadioShack Corp †	44,500	623,000
Starwood Hotels & Resorts Worldwide Inc	54,300	3,276,462
Target Corp	240,900	11,772,783
The Cheesecake Factory Inc * †	147,000	3,961,650
The Walt Disney Co	89,100	2,673,000
Time Warner Inc	482,550	8,348,115
Williams-Sonoma Inc	198,400	6,755,520
Yahoo! Inc *	80,900	2,669,700

		161,583,198

Consumer Staples - 7.07%

Altria Group Inc	206,000	15,126,580
Campbell Soup Co	661,500	24,548,265
Kraft Foods Inc ‘A’ †	272,900	8,432,610
PepsiCo Inc	501,200	30,092,048
Sara Lee Corp	520,000	8,330,400
Sysco Corp	115,600	3,532,736
The Coca-Cola Co	154,100	6,629,382
The Pepsi Bottling Group Inc	178,900	5,751,635

		102,443,656

Energy - 4.12%

Anadarko Petroleum Corp	111,000	5,293,590
Arch Coal Inc	70,200	2,974,374
Baker Hughes Inc	181,800	14,880,330
BJ Services Co	238,200	8,875,332
Plains Exploration & Production Co * †	245,500	9,952,570
The Williams Cos Inc	220,300	5,146,208
Weatherford International Ltd * (Bermuda)	254,700	12,638,214

		59,760,618

Financial Services - 17.47%

Aflac Inc	52,900	2,451,915
American International Group Inc	146,150	8,630,158
AmeriCredit Corp *	428,600	11,966,512
Capital One Financial Corp	118,300	10,108,735
General Growth Properties Inc REIT	147,630	6,652,208
Golden West Financial Corp	75,200	5,579,840
Host Hotels & Resorts Inc REIT	33,242	727,003
Hudson City Bancorp Inc	218,200	2,908,606
JPMorgan Chase & Co	486,024	20,413,008
Marsh & McLennan Cos Inc	89,800	2,414,722
Paychex Inc	113,400	4,420,332
RenaissanceRe Holdings Ltd (Bermuda)	89,700	4,346,862
SLM Corp	1,381,300	73,098,396
The Chubb Corp	171,400	8,552,860
The Hartford Financial Services Group Inc	69,900	5,913,540
Wachovia Corp	627,300	33,924,384
Washington Mutual Inc	629,000	28,669,820
Wells Fargo & Co	273,300	18,332,964
XL Capital Ltd ‘A’ (Cayman)	66,200	4,058,060

		253,169,925

Health Care - 15.41%

Allergan Inc	246,890	26,481,421
AstraZeneca PLC ADR † (United Kingdom)	1,034,700	61,895,754
Baxter International Inc	270,800	9,954,608
DaVita Inc *	141,600	7,037,520
Endo Pharmaceuticals Holdings Inc *	176,000	5,804,480
Forest Laboratories Inc *	875,800	33,884,702
ImClone Systems Inc * †	91,300	3,527,832
Lincare Holdings Inc *	181,600	6,871,744
McKesson Corp	136,700	6,463,176
Medco Health Solutions Inc *	160,100	9,170,528
Medtronic Inc	144,300	6,770,556
Millennium Pharmaceuticals Inc *	750,400	7,481,488
Sepracor Inc * †	157,300	8,988,122
Teva Pharmaceutical Industries Ltd ADR † (Israel)	233,199	7,366,756
Triad Hospitals Inc *	64,500	2,552,910
UnitedHealth Group Inc	186,880	8,368,486
WellPoint Inc *	147,200	10,711,744

		223,331,827

Integrated Oils - 5.48%

Chevron Corp	90,690	5,628,221
Exxon Mobil Corp	341,300	20,938,755
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	243,000	16,276,140
Royal Dutch Shell PLC ‘B’ ADR † (United Kingdom)	63,615	4,444,780
Schlumberger Ltd (Netherlands)	322,900	21,024,019
Transocean Inc * (Cayman)	138,200	11,100,224

		79,412,139

Materials & Processing - 6.61%

Air Products & Chemicals Inc	86,800	5,548,256
Alcoa Inc	149,300	4,831,348
American Standard Cos Inc	573,000	24,793,710
Barrick Gold Corp (Canada)	149,500	4,425,200
E.I. du Pont de Nemours & Co	129,900	5,403,840
Energizer Holdings Inc *	84,300	4,937,451
Fluor Corp	194,500	18,074,885
Huntsman Corp *	232,500	4,026,900
International Paper Co	163,600	5,284,280
Methanex Corp (Canada)	252,500	5,347,950
Nova Chemicals Corp (Canada)	27,400	788,846
Potash Corp of Saskatchewan Inc (Canada)	66,800	5,742,796
Rohm & Haas Co	82,600	4,139,912
The Scotts Miracle-Gro Co ‘A’	56,400	2,386,848

		95,732,222

Multi-Industry - 4.00%

Fortune Brands Inc	15,200	1,079,352
General Electric Co	1,551,700	51,144,032
Tyco International Ltd (Bermuda)	208,400	5,731,000

		57,954,384

Producer Durables - 4.57%

American Tower Corp ‘A’ *	276,900	8,617,128
Cooper Industries Ltd ‘A’ (Bermuda)	71,500	6,643,780
Danaher Corp	205,400	13,211,328
Illinois Tool Works Inc	328,000	15,580,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
KLA-Tencor Corp	78,900	$3,279,873
Rockwell Collins Inc	14,400	804,528
Thermo Electron Corp *	206,900	7,498,056
United Technologies Corp	166,900	10,584,798

		66,219,491

Technology - 12.92%

Accenture Ltd ‘A’ (Bermuda)	9,800	277,536
Affiliated Computer Services Inc ‘A’ *	272,400	14,058,564
Altera Corp *	297,900	5,228,145
ATI Technologies Inc * † (Canada)	430,600	6,286,760
Cisco Systems Inc *	1,186,700	23,176,251
Compuware Corp *	706,500	4,733,550
Dell Inc *	541,100	13,208,251
Flextronics International Ltd * (Singapore)	1,951,300	20,722,806
Freescale Semiconductor Inc ‘A’ *	190,100	5,512,900
Intel Corp	554,300	10,503,985
International Rectifier Corp * †	126,100	4,927,988
Jabil Circuit Inc	317,800	8,135,680
Microsoft Corp	1,451,500	33,819,950
Raytheon Co	74,400	3,316,008
SAP AG ADR (Germany)	332,000	17,436,640
Seagate Technology * † (Cayman)	674,900	15,279,736
Silicon Laboratories Inc *	17,600	618,640

		187,243,390

Utilities - 5.66%

Cablevision Systems Corp ‘A’ †	201,209	4,315,933
CMS Energy Corp *	469,900	6,080,506
Embarq Corp *	67,265	2,757,192
Exelon Corp	78,600	4,466,838
Kinder Morgan Management LLC *	87,869	3,780,125
MDU Resources Group Inc	68,000	2,489,480
NiSource Inc	184,500	4,029,480
Qwest Communications International Inc * †	858,800	6,947,692
Sprint Nextel Corp	1,345,300	26,892,547
The AES Corp *	602,300	11,112,435
Verizon Communications Inc	273,300	9,152,817

		82,025,045

Total Common Stocks (Cost $1,224,760,770)		1,380,876,023

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.71%

Repurchase Agreement - 4.71%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $68,345,766; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $69,689,431)	$68,321,000	68,321,000

Total Short-Term Investment (Cost $68,321,000)		68,321,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.00% (Cost $1,293,081,770)		1,449,197,023

	Shares
SECURITIES LENDING COLLATERAL - 5.65%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $81,906,569)	81,906,569	81,906,569

TOTAL INVESTMENTS - 105.65% (Cost $1,374,988,339)		1,531,103,592

OTHER ASSETS & LIABILITIES, NET - (5.65%)		(81,895,501)

NET ASSETS - 100.00%		$1,449,208,091

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	17.47%
Health Care	15.41%
Technology	12.92%
Consumer Discretionary	11.15%
Short-Term Investment & Securities Lending Collateral	10.36%
Consumer Staples	7.07%
Materials & Processing	6.61%
Utilities	5.66%
Integrated Oils	5.48%
Producer Durables	4.57%
Energy	4.12%
Multi-Industry	4.00%
Autos & Transportation	0.83%

105.65%
Other Assets & Liabilities, Net	(5.65%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.30%

Autos & Transportation - 1.37%

United Parcel Service Inc ‘B’	45,700	$3,762,481

Consumer Discretionary - 23.33%

Amazon.com Inc * †	47,200	1,825,696
Avon Products Inc	30,700	951,700
Carnival Corp (Panama)	13,600	567,664
Dollar Tree Stores Inc *	64,800	1,717,200
eBay Inc *	82,200	2,407,638
Getty Images Inc * †	52,300	3,321,573
Google Inc ‘A’ *	35,900	15,053,947
IAC/InterActiveCorp * †	47,100	1,247,679
Las Vegas Sands Corp *	121,900	9,491,134
Leggett & Platt Inc	31,200	779,376
Lowe’s Cos Inc	99,000	6,006,330
Monster Worldwide Inc *	11,900	507,654
Omnicom Group Inc	16,400	1,461,076
Starwood Hotels & Resorts Worldwide Inc	9,900	597,366
Target Corp	66,600	3,254,742
The Home Depot Inc	22,300	798,117
The Walt Disney Co	68,600	2,058,000
Time Warner Inc	166,010	2,871,973
Viacom Inc ‘B’ *	36,200	1,297,408
Williams-Sonoma Inc	49,200	1,675,260
XM Satellite Radio Holdings Inc ‘A’ *	44,700	654,855
Yahoo! Inc *	168,500	5,560,500

		64,106,888

Consumer Staples - 4.10%

PepsiCo Inc	126,000	7,565,040
Sysco Corp	96,000	2,933,760
The Coca-Cola Co	17,900	770,058

		11,268,858

Energy - 3.09%

Baker Hughes Inc	31,900	2,611,015
Plains Exploration & Production Co *	18,900	766,206
Weatherford International Ltd * (Bermuda)	103,100	5,115,822

		8,493,043

Financial Services - 7.07%

American International Group Inc	62,300	3,678,815
Automatic Data Processing Inc	17,600	798,160
Capital One Financial Corp	8,700	743,415
Fannie Mae	48,200	2,318,420
Freddie Mac	24,000	1,368,240
JPMorgan Chase & Co	17,100	718,200
Paychex Inc	18,300	713,334
SLM Corp	113,800	6,022,296
Wachovia Corp	19,400	1,049,152
Washington Mutual Inc †	21,900	998,202
Wells Fargo & Co	15,200	1,019,616

		19,427,850

Health Care - 19.66%

Allergan Inc	21,600	2,316,816
Amylin Pharmaceuticals Inc * †	17,100	844,227
AstraZeneca PLC ADR (United Kingdom)	124,500	7,447,590
Baxter International Inc	69,200	2,543,792
DaVita Inc *	28,200	1,401,540
Endo Pharmaceuticals Holdings Inc *	45,800	1,510,484
Forest Laboratories Inc *	203,600	7,877,284
ImClone Systems Inc * †	169,100	6,534,024
Lincare Holdings Inc *	26,000	983,840
McKesson Corp	11,800	557,904
Medco Health Solutions Inc *	39,900	2,285,472
Medtronic Inc	63,100	2,960,652
Millennium Pharmaceuticals Inc * †	356,500	3,554,305
PDL BioPharma Inc * †	29,500	543,095
Sepracor Inc * †	75,200	4,296,928
Teva Pharmaceutical Industries Ltd ADR (Israel)	149,036	4,708,047
UnitedHealth Group Inc	37,700	1,688,206
WellPoint Inc *	27,000	1,964,790

		54,018,996

Integrated Oils - 2.29%

Schlumberger Ltd (Netherlands)	96,800	6,302,648

Materials & Processing - 2.62%

American Standard Cos Inc	54,400	2,353,888
Fluor Corp	52,100	4,841,653

		7,195,541

Multi-Industry - 1.98%

General Electric Co	164,700	5,428,512

Producer Durables - 7.45%

Agilent Technologies Inc *	17,286	545,546
Applied Materials Inc	191,380	3,115,667
Cooper Industries Ltd ‘A’ (Bermuda)	7,000	650,440
Danaher Corp †	74,700	4,804,704
Illinois Tool Works Inc	94,200	4,474,500
KLA-Tencor Corp	75,100	3,121,907
Teradyne Inc *	38,400	534,912
Thermo Electron Corp *	22,400	811,776
United Technologies Corp	37,900	2,403,618

		20,463,070

Technology - 23.99%

Accenture Ltd ‘A’ (Bermuda)	28,500	807,120
Affiliated Computer Services Inc ‘A’ *	60,700	3,132,727
Altera Corp *	392,000	6,879,600
ATI Technologies Inc * † (Canada)	216,300	3,157,980
Cisco Systems Inc *	511,130	9,982,369
Corning Inc *	64,600	1,562,674
Dell Inc *	58,200	1,420,662
Flextronics International Ltd * (Singapore)	265,700	2,821,734
Freescale Semiconductor Inc ‘A’ *	74,700	2,166,300
Intel Corp	271,300	5,141,135
International Rectifier Corp *	60,100	2,348,708
Jabil Circuit Inc	23,500	601,600
Juniper Networks Inc *	54,800	876,252
Linear Technology Corp	68,400	2,290,716
Maxim Integrated Products Inc	23,200	744,952
Microsoft Corp	255,200	5,946,160
NAVTEQ Corp *	31,100	1,389,548
PMC-Sierra Inc * †	48,900	459,660
QUALCOMM Inc	46,600	1,867,262
SanDisk Corp *	94,500	4,817,610
SAP AG ADR (Germany)	53,000	2,783,560
Silicon Laboratories Inc *	17,200	604,580
Sun Microsystems Inc *	321,500	1,334,225
Xilinx Inc	123,200	2,790,480

		65,927,614

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Utilities - 2.35%

Cablevision Systems Corp ‘A’	104,900	$2,250,105
Sprint Nextel Corp	153,600	3,070,464
The AES Corp *	61,400	1,132,830

		6,453,399

Total Common Stocks (Cost $251,540,161)		272,848,900

	Principal Amount

SHORT-TERM INVESTMENT - 1.06%

Repurchase Agreement - 1.06%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $2,903,052; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $2,963,590)	$2,902,000	2,902,000

Total Short-Term Investment (Cost $2,902,000)		2,902,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.36% (Cost $254,442,161)		275,750,900

	Shares

SECURITIES LENDING COLLATERAL - 8.06%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $22,159,814)	22,159,814	22,159,814

TOTAL INVESTMENTS - 108.42% (Cost $276,601,975)		297,910,714

OTHER ASSETS & LIABILITIES, NET - (8.42%)		(23,136,697)

NET ASSETS - 100.00%		$274,774,017

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Technology	23.99%
Consumer Discretionary	23.33%
Health Care	19.66%
Short-Term Investment & Securities Lending Collateral	9.12%
Producer Durables	7.45%
Financial Services	7.07%
Consumer Staples	4.10%
Energy	3.09%
Materials & Processing	2.62%
Utilities	2.35%
Integrated Oils	2.29%
Multi-Industry	1.98%
Autos & Transportation	1.37%
108.42%

Other Assets & Liabilities, Net	(8.42%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUND - 99.91%

American Funds Insurance Series ® Growth-Income Fund - Class 2	33,391,909	$1,286,924,169

TOTAL INVESTMENTS - 99.91% (Cost $1,252,762,290)		1,286,924,169

OTHER ASSETS & LIABILITIES, NET - 0.09%		1,200,244

NET ASSETS - 100.00%		$1,288,124,413

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	99.91%
Other Assets & Liabilities, Net	0.09%

100.00%

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUND - 99.71%

American Funds Insurance Series ® Growth Fund - Class 2	22,381,469	$1,341,545,246

TOTAL INVESTMENTS - 99.71% (Cost $1,198,186,563)		1,341,545,246

OTHER ASSETS & LIABILITIES, NET - 0.29%		3,849,712

NET ASSETS - 100.00%		$1,345,394,958

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	99.71%
Other Assets & Liabilities, Net	0.29%

100.00%

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 2 shares of the American Funds Growth-Income Fund and American Funds Growth Fund, respectively, (each a “Master Fund”, collectively the “Master Funds”) (See Note 1 to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.04%

Consumer Discretionary - 9.53%

Electronic Arts Inc *	18,690	$804,418
Google Inc ‘A’ *	9,770	4,096,854
Kenexa Corp * †	24,566	782,427
Liquidity Services Inc *	48,520	755,456
Netflix Inc *	33,450	910,174
New Frontier Media Inc *	15,150	108,625
PartyGaming PLC (United Kingdom)	134,350	286,951
Sportingbet PLC (United Kingdom)	169,050	1,230,120
VistaPrint Ltd * (Bermuda)	37,780	1,010,237
Yahoo! Inc *	39,500	1,303,500

		11,288,762

Financial Services - 6.14%

CheckFree Corp *	12,600	624,456
DST Systems Inc *	19,490	1,159,655
Euronet Worldwide Inc * †	19,860	762,028
First Data Corp	30,710	1,383,178
Global Payments Inc	14,960	726,308
Huron Consulting Group Inc * †	30,673	1,076,316
NETeller PLC * (United Kingdom)	57,030	628,546
Paychex Inc	23,660	922,267

		7,282,754

Health Care - 0.54%

Gen-Probe Inc *	9,520	513,890
IRIS International Inc *	9,626	126,678

		640,568

Materials & Processing - 0.96%

Ceradyne Inc * †	23,047	1,140,596

Producer Durables - 3.04%

American Tower Corp ‘A’ *	58,301	1,814,327
Crown Castle International Corp *	28,370	979,900
SBA Communications Corp ‘A’ *	30,750	803,805

		3,598,032

Technology - 67.13%

Accenture Ltd ‘A’ (Bermuda)	61,180	1,732,618
Adobe Systems Inc *	25,266	767,076
Affiliated Computer Services Inc ‘A’ *	11,160	575,967
Amdocs Ltd * (United Kingdom)	35,450	1,297,470
Apple Computer Inc *	50,410	2,879,419
Ariba Inc * †	40,610	334,220
Atheros Communications Inc * †	184,760	3,503,049
Autodesk Inc *	19,890	685,409
Business Objects SA ADR * † (France)	15,270	415,344
Cadence Design Systems Inc *	67,010	1,149,221
Citrix Systems Inc *	31,570	1,267,220
Cognizant Technology Solutions Corp ‘A’ *	28,610	1,927,456
Computer Sciences Corp *	14,190	687,364
Comverse Technology Inc *	27,540	544,466
Corning Inc *	135,340	3,273,875
CSR PLC * (United Kingdom)	223,927	5,217,523
Harris Corp	37,840	1,570,738
Hittite Microwave Corp * †	21,733	785,865
Hyperion Solutions Corp *	20,180	556,968
Ikanos Communications Inc * †	33,634	510,900
Informatica Corp * †	35,410	465,996
International Business Machines Corp	18,690	1,435,766
Intuit Inc *	16,380	989,188
Juniper Networks Inc *	108,220	1,730,438
Marvell Technology Group Ltd * (Bermuda)	140,970	6,249,200
Maxim Integrated Products Inc	21,220	681,374
McAfee Inc *	25,060	608,206
MEMC Electronic Materials Inc *	43,320	1,624,500
Micron Technology Inc *	67,380	1,014,743
Micros Systems Inc *	10,579	462,091
Microsoft Corp	25,620	596,946
M-Systems Flash Disk Pioneers Ltd * † (Israel)	77,790	2,304,918
NAVTEQ Corp *	47,331	2,114,749
NetLogic Microsystems Inc * †	147,680	4,762,680
Network Appliance Inc *	48,250	1,703,225
Novatel Inc * (Canada)	12,861	439,332
Nuance Communications Inc * †	21,040	211,662
NVIDIA Corp *	26,940	573,553
Oracle Corp *	136,420	1,976,726
PDF Solutions Inc * †	34,710	430,751
QUALCOMM Inc	28,640	1,147,605
Quest Software Inc *	56,110	787,784
Red Hat Inc * †	28,930	676,962
SanDisk Corp *	52,290	2,665,744
SAP AG ADR (Germany)	29,920	1,571,398
Seagate Technology * (Cayman)	72,040	1,630,986
Silicon Laboratories Inc *	15,960	560,994
SiRF Technology Holdings Inc * †	100,072	3,224,320
Symantec Corp *	62,334	968,670
Techwell Inc * †	27,021	287,774
The Ultimate Software Group Inc *	15,210	291,424
Transaction Systems Architects Inc *	24,059	1,003,020
Trimble Navigation Ltd *	26,410	1,178,942
Vimicro International Corp ADR * (Cayman)	17,970	226,602
Wind River Systems Inc * †	37,290	331,881
Zoran Corp *	120,890	2,942,463

		79,554,781

Utilities - 3.70%

Dobson Communications Corp ‘A’ *	110,980	857,875
Millicom International Cellular SA * † (Luxembourg)	52,130	2,368,266
NII Holdings Inc *	20,520	1,156,918

		4,383,059

Total Common Stocks (Cost $105,418,543)		107,888,552

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.49%

Repurchase Agreement - 6.49%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $7,698,790; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $7,854,516)	$7,696,000	7,696,000

Total Short-Term Investment (Cost $7,696,000)		7,696,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.53%
(Cost $113,114,543)		115,584,552

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.39%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $20,610,221)	20,610,221	$20,610,221

TOTAL INVESTMENTS - 114.92% (Cost $133,724,764)		136,194,773

OTHER ASSETS & LIABILITIES, NET - (14.92%)		(17,680,211)

NET ASSETS - 100.00%		$118,514,562

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Technology	67.13%
Short-Term Investment & Securities Lending Collateral	23.88%
Consumer Discretionary	9.53%
Financial Services	6.14%
Utilities	3.70%
Producer Durables	3.04%
Materials & Processing	0.96%
Health Care	0.54%

114.92%
Other Assets & Liabilities, Net	(14.92%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 8.90%

Autos & Transportation - 0.27%

GATX Financial Corp 5.125% due 04/15/10	$4,850,000	$4,698,544

Consumer Discretionary - 0.30%

Time Warner Inc 6.750% due 04/15/11	5,100,000	5,233,850

Financial Services - 5.59%

American General Finance Corp 4.875% due 05/15/10 †	7,000,000	6,770,232
ANZ Capital Trust Inc 4.484% due 01/29/49 ~	16,150,000	15,262,525
Countrywide Financial Corp 5.720% due 04/01/11 §	9,750,000	9,750,000
Greater Bay Bancorp 5.125% due 04/15/10	2,900,000	2,813,310
ING Capital Funding Trust III 8.439% due 12/29/49 §	9,750,000	10,678,590
iStar Financial Inc 5.125% due 04/01/11 †	5,000,000	4,792,160
Mizuho JGB Investment LLC 9.870% due 06/30/08 ~ §	8,695,000	9,314,275
Morgan Stanley 5.050% due 01/21/11	8,250,000	8,009,009
PNC Funding Corp 6.500% due 05/01/08	2,000,000	2,025,540
Popular North America Inc 5.200% due 12/12/07	6,975,000	6,897,703
Wachovia Capital Trust III 5.800% due 03/15/42 † §	4,750,000	4,614,064
Waddell & Reed Financial Inc 5.600% due 01/15/11	4,350,000	4,234,712
Washington Mutual Inc 8.250% due 04/01/10	11,061,000	11,869,913

		97,032,033

Producer Durables - 0.59%

John Deere Capital Corp 5.400% due 04/07/10	10,250,000	10,133,529

Utilities - 2.15%

Comcast Corp 5.850% due 01/15/10 †	8,250,000	8,248,540
Cox Communications Inc 4.625% due 01/15/10	5,100,000	4,868,542
Deutsche Telekom International Finance BV (Netherlands) 8.000% due 06/15/10	7,800,000	8,380,921
GTE Corp 7.510% due 04/01/09	7,750,000	8,058,814
SBC Communications Inc 5.300% due 11/15/10	8,000,000	7,812,760

		37,369,577

Total Corporate Bonds & Notes (Cost $155,826,937)		154,467,533

MORTGAGE-BACKED SECURITIES - 62.64%

Collateralized Mortgage Obligations - 30.33%

Banc of America Commercial Mortgage Inc 5.354% due 09/10/47 " §	8,000,000	7,649,248
Bear Stearns Alt-A Trust 5.643% due 04/25/34 " §	2,170,729	2,173,412
5.673% due 01/25/35 " §	6,939,244	6,955,264
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.545% due 01/15/46 " §	12,000,000	11,584,676
Countrywide Alternative Loan Trust 5.567% due 11/20/35 " §	9,851,189	9,900,576
5.577% due 03/20/46 " §	7,667,778	7,675,242
5.583% due 12/25/35 - 02/25/36 " § ±	23,137,679	23,186,677
5.587% due 11/20/35 " §	16,481,022	16,571,707
5.597% due 11/20/35 " §	8,676,258	8,713,549
5.623% due 12/25/35 " §	14,357,469	14,431,845
5.647% due 11/20/35 " §	7,712,229	7,742,716
Countrywide Home Loan Mortgage Pass-Through Trust 3.872% due 08/25/33 " §	228,287	231,523
5.563% due 03/25/36 " §	7,049,068	7,064,566
CS First Boston Mortgage Securities Corp 5.803% due 01/25/33 " §	1,219,416	1,223,760
6.530% due 06/15/34 "	20,000,000	20,593,778
CS First Boston Mortgage Securities Corp (IO) 1.799% due 11/15/36 ~ " §	20,941,952	929,770
1.997% due 05/15/38 ~ " §	19,834,055	991,675
5.500% due 04/25/33 - 06/25/33 " ±	601,800	35,520
5.750% due 05/25/33 "	312,646	18,038
Downey Savings & Loan Association Mortgage Loan Trust 5.542% due 10/19/45 " §	10,262,903	10,312,275
Fannie Mae 5.000% due 01/25/25 "	13,199,856	13,017,320
6.273% due 10/25/31 " §	7,071,192	7,237,215
6.500% due 08/25/08 "	3,057,968	3,068,211
Fannie Mae Grantor Trust 5.250% due 11/28/35 " §	3,109,071	3,110,736
Freddie Mac 0.000% due 05/15/36 " §	8,954,325	9,058,050
5.000% due 12/15/26 "	13,866,300	13,686,969
6.000% due 12/15/08 "	257,127	257,027
6.500% due 09/15/09 "	1,486,600	1,491,820
7.000% due 09/15/30 "	4,769,634	4,864,450
GE Capital Commercial Mortgage Corp 5.511% due 11/10/45 " §	13,000,000	12,554,755
Harborview Mortgage Loan Trust 5.492% due 01/19/36 " §	3,712,517	3,723,585
5.502% due 01/19/36 " §	17,686,755	17,750,790
5.562% due 11/19/35 " §	3,720,913	3,735,191
5.607% due 06/20/35 " §	4,282,560	4,299,375
Impac CMB Trust 5.573% due 10/25/35 " §	8,235,187	8,248,832
5.693% due 11/25/34 " §	7,623,008	7,640,983
5.713% due 10/25/34 " §	4,231,538	4,244,142
Impac Secured Assets CMN Owner Trust 5.573% due 03/25/36 " §	11,508,610	11,524,262
5.723% due 11/25/34 " §	4,269,707	4,292,880
IndyMac Index Mortgage Loan Trust 5.543% due 04/25/46 " §	9,728,792	9,742,683
JPMorgan Chase Commercial Mortgage Securities Corp 4.738% due 07/15/42 "	16,000,000	14,727,955

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Lehman XS Trust
5.593% due 02/25/36 " §	$12,998,441	$13,025,137
5.623% due 11/25/35 " §	10,539,971	10,555,337
MASTR Adjustable Rate Mortgages Trust
5.703% due 11/25/34 " §	1,294,310	1,299,844
6.079% due 09/25/34 " §	1,914,274	1,924,443
Merrill Lynch Mortgage Investors Inc
5.175% due 12/25/35 " §	5,582,000	5,419,103
5.815% due 07/25/33 " §	2,071,088	2,080,037
MortgageIT Trust
5.583% due 12/25/35 " §	5,515,878	5,523,190
Prudential Commercial Mortgage Trust (IO)
1.664% due 02/11/36 ~ " §	37,337,901	1,889,481
Sequoia Mortgage Trust
5.550% due 11/20/34 " §	3,675,532	3,678,908
Structured Adjustable Rate Mortgage Loan Trust
4.430% due 05/25/34 " §	4,638,729	4,588,785
4.655% due 02/25/34 " §	583,273	586,323
4.725% due 06/25/34 " §	8,203,154	8,028,850
4.981% due 03/25/34 " §	1,311,977	1,319,111
5.120% due 02/25/35 " §	2,248,617	2,221,772
5.663% due 08/25/35 " §	2,490,073	2,499,707
Structured Asset Mortgage Investments Inc
5.553% due 02/25/36 " §	22,418,726	22,449,563
Structured Asset Securities Corp
4.700% due 11/25/33 " §	2,662,110	2,611,081
5.000% due 07/25/33 " §	1,283,064	1,274,633
Washington Mutual Inc
4.839% due 09/25/35 " §	9,000,000	8,649,045
5.583% due 11/25/45 " §	16,900,098	16,955,230
5.593% due 12/25/45 " §	13,584,161	13,629,870
5.613% due 07/25/45 - 10/25/45 " § ±	32,328,979	32,471,121
5.643% due 08/25/45 " §	9,544,967	9,577,185
Washington Mutual Inc (IO)
0.486% due 02/25/34 " §	9,240,256	82,150
1.181% due 01/25/08 " §	3,811,730	54,627
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 "	4,136,099	4,171,330
Wells Fargo Mortgage-Backed Securities Trust
4.976% due 10/25/35 " §	11,089,471	11,013,534
5.093% due 03/25/36 " §	23,077,740	22,642,933

		526,485,378

Fannie Mae - 22.73%

3.442% due 04/01/34 " §	12,656,061	12,435,757
3.454% due 08/01/33 " §	14,126,377	13,721,604
3.851% due 10/01/33 " §	8,374,857	8,148,579
3.963% due 12/01/33 " §	15,103,933	14,745,529
4.000% due 11/01/13 "	12,163,312	11,523,014
4.230% due 05/01/33 " §	7,344,897	7,217,644
4.254% due 12/01/34 " §	3,733,716	3,610,083
4.282% due 03/01/35 " §	4,240,954	4,062,327
4.350% due 01/01/33 " §	2,670,604	2,640,351
4.494% due 05/01/33 - 05/01/35 " § ±	32,032,208	31,637,677
4.500% due 06/01/18 - 03/01/20 " ±	31,114,651	29,466,563
4.535% due 04/01/35 " §	5,247,772	5,184,210
4.554% due 01/01/34 " §	13,966,239	13,664,178
4.575% due 04/01/35 " §	4,321,175	4,204,113
4.583% due 07/01/35 " §	14,227,772	13,808,219
4.608% due 02/01/33 " §	5,341,352	5,295,979
4.611% due 07/01/35 " §	10,753,435	10,625,817
4.629% due 01/01/35 " §	7,214,822	7,106,216
4.662% due 07/01/35 " §	7,674,153	7,559,828
4.683% due 06/01/35 " §	15,061,493	14,873,302
4.709% due 04/01/33 " §	2,446,988	2,377,326
4.731% due 06/01/35 " §	14,712,958	14,496,075
4.743% due 08/01/35 " §	14,125,338	13,771,041
4.756% due 05/01/35 " §	14,192,418	13,850,726
4.759% due 06/01/35 " §	8,035,325	7,928,346
4.783% due 10/01/34 " §	10,664,251	10,598,180
4.852% due 06/01/33 " §	4,812,175	4,721,740
4.913% due 11/01/35 " §	9,341,696	9,202,332
5.063% due 06/01/35 " §	7,304,655	7,160,116
5.117% due 06/01/35 " §	8,446,349	8,228,954
5.202% due 12/01/35 " §	5,097,429	5,009,859
5.500% due 03/01/18 - 12/01/18 " ±	20,515,115	20,172,005
5.500% due 01/01/17 - 05/01/19 # " ±	30,999,997	30,491,581
5.733% due 05/01/33 " §	804,439	806,650
6.000% due 01/01/18 "	14,037,108	14,095,258
6.500% due 05/01/33 "	6,685,831	6,738,156
7.000% due 05/01/33 - 06/01/33 " ±	3,308,206	3,388,361

		394,567,696

Freddie Mac - 7.61%

4.103% due 04/01/35 " §	12,887,843	12,386,697
4.274% due 12/01/35 " §	17,225,442	16,624,148
4.349% due 03/01/35 " §	4,144,603	4,001,359
4.411% due 02/01/35 " §	5,918,070	5,646,192
4.456% due 06/01/35 " §	25,740,296	25,195,940
4.583% due 08/01/35 " §	11,425,723	11,175,785
4.620% due 03/01/35 " §	5,423,403	5,335,992
4.698% due 06/01/35 " §	16,265,693	15,995,369
4.912% due 09/01/35 " §	13,463,679	13,236,041
5.500% due 02/01/12 - 04/01/18 " ±	8,813,284	8,670,566
6.000% due 04/01/33 "	14,112,734	13,941,965

		132,210,054

Government National Mortgage Association - 1.97%

4.250% due 07/20/34 " §	14,145,960	13,859,312
4.500% due 09/20/34 " §	8,407,097	8,331,397
4.750% due 01/20/35 " §	12,150,196	11,952,628

		34,143,337

Total Mortgage-Backed Securities (Cost $1,100,312,933)		1,087,406,465

ASSET-BACKED SECURITIES - 4.30%

AmeriCredit Automobile Receivables Trust
4.460% due 04/12/09 "	5,680,605	5,681,362
4.470% due 05/06/10 "	15,500,000	15,306,994
Countrywide Home Equity Loan Trust
5.419% due 12/15/29 " §	3,004,569	3,014,546
5.419% due 04/15/30 " §	3,180,874	3,185,349
5.419% due 02/15/36 " §	11,702,660	11,710,979
5.439% due 05/15/28 " §	2,846,783	2,849,811
5.439% due 02/15/30 " §	7,709,724	7,725,530
5.459% due 10/15/28 " §	2,569,606	2,578,971
5.459% due 06/15/29 " §	2,021,098	2,026,903
5.549% due 03/15/29 " §	4,673,657	4,689,424
CPS Auto Trust
2.688% due 04/15/10 ~ "	6,010,418	5,876,121
Household Home Equity Loan Trust
5.617% due 09/20/33 " §	3,715,731	3,729,891
Merrill Lynch Mortgage Investors Inc
5.673% due 07/25/35 " §	5,401,902	5,411,113

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Residential Asset Mortgage Products Inc
5.573% due 02/25/34 " §	$843,846	$844,624
Triad Auto Receivables Owner Trust
2.480% due 03/12/08 "	110,278	110,256

Total Asset-Backed Securities (Cost $75,085,914)		74,741,874

U.S. GOVERNMENT AGENCY ISSUES - 21.40%

Fannie Mae
2.500% due 07/16/07	15,580,000	15,114,906
2.550% due 04/13/07	8,400,000	8,211,916
3.050% due 10/13/06	9,000,000	8,941,095
3.150% due 03/08/07	23,650,000	23,277,489
3.550% due 11/16/07	13,574,000	13,231,840
3.650% due 10/27/06	14,854,000	14,771,159
4.000% due 07/25/08	10,000,000	9,722,070
Federal Farm Credit Bank
3.650% due 12/03/07	8,000,000	7,802,816
Federal Home Loan Bank
2.300% due 08/30/06	13,600,000	13,534,407
2.720% due 10/26/06	5,500,000	5,453,525
2.970% due 09/17/07	10,000,000	9,709,950
3.000% due 10/19/06	4,000,000	3,971,492
3.030% due 06/12/08	19,000,000	18,125,981
3.050% due 11/24/06	4,500,000	4,458,343
3.375% due 02/15/07	16,315,000	16,103,101
3.790% due 11/28/08	5,000,000	4,817,230
3.800% due 12/22/06 †	9,680,000	9,603,973
3.923% due 09/07/07 §	22,000,000	21,917,500
4.000% due 12/03/07 §	32,500,000	31,641,252
4.125% due 10/26/07	15,000,000	14,745,135
4.430% due 04/07/08	10,200,000	10,025,305
4.500% due 03/07/08 §	32,000,000	31,895,440
5.375% due 02/15/07	5,000,000	4,994,755
Freddie Mac
2.550% due 04/19/07	14,000,000	13,679,092
3.000% due 04/25/07	10,000,000	9,801,890
4.480% due 09/19/08	30,000,000	29,287,470
4.500% due 04/18/07	10,000,000	9,911,790
7.100% due 04/10/07	6,705,000	6,782,691

Total U.S. Government Agency Issues (Cost $375,321,189)		371,533,613

U.S. TREASURY OBLIGATIONS - 1.61%

U.S. Treasury Inflation Protected Securities - 1.25%

1.875% due 07/15/15 † ^	7,560,245	7,176,033
2.000% due 01/15/14 ^	7,304,407	7,052,748
2.000% due 01/15/16 † ^	7,713,544	7,368,548

		21,597,329

U.S. Treasury Strips - 0.36%

0.000% due 11/15/21 †	3,000,000	1,326,852
0.000% due 08/15/26 †	14,300,000	4,963,344

		6,290,196

Total U.S. Treasury Obligations (Cost $28,277,179)		27,887,525

SHORT-TERM INVESTMENTS - 2.83%

Repurchase Agreements - 2.83%

Lehman Brothers Holdings Inc 5.200% due 07/03/06 (Dated 06/30/06, repurchase price of $48,521,017; collateralized by Fannie Mae (U.S. Govt Agency Issue): 5.500% due 12/01/35 and market value $49,521,017)	48,500,000	48,500,000

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $672,244; collateralized by U.S. Treasury Notes: 6.500% due 10/15/06 and market value $686,813)	672,000	672,000

		49,172,000

Total Short-Term Investments (Cost $49,172,000)		49,172,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.68% (Cost $1,783,996,152)		1,765,209,010

	Shares
SECURITIES LENDING COLLATERAL - 0.73%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $12,592,806)	12,592,806	12,592,806

TOTAL INVESTMENTS - 102.41% (Cost $1,796,588,958)		1,777,801,816

OTHER ASSETS & LIABILITIES, NET - (2.41%)		(41,822,743)

NET ASSETS - 100.00%		$1,735,979,073

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	62.64%
U.S. Government Agency Issues	21.40%
Corporate Bonds & Notes	8.90%
Asset-Backed Securities	4.30%
Short-Term Investments & Securities Lending Collateral	3.56%
U.S. Treasury Obligations	1.61%

102.41%
Other Assets & Liabilities, Net	(2.41%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

(b) The amount of $2,900,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (09/06)	400	$400,000,000	($146,360)
Eurodollar (12/06)	453	453,000,000	(800,921)
Eurodollar (03/07)	653	653,000,000	(958,720)
Eurodollar (06/07)	525	525,000,000	(1,047,003)
Eurodollar (09/07)	410	410,000,000	(707,376)
Eurodollar (12/07)	30	30,000,000	(52,602)
U.S. Treasury 2-Year Notes (09/06)	2,347	469,400,000	(1,589,094)

Short Futures Outstanding
U.S. Treasury 5-Year Notes (09/06)	1,766	176,600,000	781,766
U.S. Treasury 10-Year Notes (09/06)	744	74,400,000	561,132
U.S. Treasury 30-Year Bonds (09/06)	605	60,500,000	514,165

			($3,445,013)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
CONCENTRATED GROWTH PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.25%

Consumer Discretionary - 30.67%

Cendant Corp	57,150	$930,974
Electronic Arts Inc *	24,030	1,034,251
Google Inc ‘A’ *	2,940	1,232,830
Harrah’s Entertainment Inc	20,930	1,489,798
Lowe’s Cos Inc	13,700	831,179
Target Corp	20,290	991,572
The McGraw-Hill Cos Inc	47,810	2,401,496
Time Warner Inc	23,720	410,356
Univision Communications Inc ‘A’ *	17,920	600,320
Viacom Inc ‘B’ *	25,649	919,260
XM Satellite Radio Holdings Inc ‘A’ * †	51,760	758,284
Yahoo! Inc *	34,050	1,123,650

		12,723,970

Consumer Staples - 5.39%

PepsiCo Inc	28,800	1,729,152
Wm. Wrigley Jr. Co	11,200	508,032

		2,237,184

Energy - 3.53%

Baker Hughes Inc	17,900	1,465,115

Financial Services - 16.63%

American Express Co	16,370	871,212
First Data Corp	51,860	2,335,774
Freddie Mac	45,590	2,599,086
The Charles Schwab Corp	68,300	1,091,434

		6,897,506

Health Care - 12.02%

Amgen Inc *	12,280	801,025
Caremark Rx Inc	24,660	1,229,794
MedImmune Inc * †	28,560	773,976
Medtronic Inc	14,440	677,525
St. Jude Medical Inc *	18,550	601,391
Stryker Corp	21,430	902,417

		4,986,128

Integrated Oils - 8.49%

Schlumberger Ltd (Netherlands)	28,890	1,881,028
Suncor Energy Inc (Canada)	20,270	1,642,073

		3,523,101

Producer Durables - 6.89%

American Tower Corp ‘A’ * †	42,570	1,324,779
Crown Castle International Corp * †	26,160	903,566
United Technologies Corp	9,920	629,126

		2,857,471

Technology - 13.63%

Cisco Systems Inc *	40,340	787,840
EMC Corp *	32,160	352,795
Linear Technology Corp †	28,160	943,078
Microsoft Corp	54,190	1,262,627
QUALCOMM Inc	31,200	1,250,184
Research In Motion Ltd * (Canada)	15,190	1,059,806

		5,656,330

Total Common Stocks (Cost $39,231,797)		40,346,805

	Principal Amount
SHORT-TERM INVESTMENT - 3.37%

Repurchase Agreement - 3.37%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $1,399,507; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $1,428,407)	$1,399,000	1,399,000

Total Short-Term Investment (Cost $1,399,000)		1,399,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.62% (Cost $40,630,797)		41,745,805

	Shares
SECURITIES LENDING COLLATERAL - 8.76%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $3,635,353)	3,635,353	3,635,353

TOTAL INVESTMENTS - 109.38% (Cost $44,266,150)		45,381,158

OTHER ASSETS & LIABILITIES, NET - (9.38%)		(3,890,216)

NET ASSETS - 100.00%		$41,490,942

Note to Schedule of Investments
(a)	As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	30.67%
Financial Services	16.63%
Technology	13.63%
Short-Term Investment & Securities Lending Collateral	12.13%
Health Care	12.02%
Integrated Oils	8.49%
Producer Durables	6.89%
Consumer Staples	5.39%
Energy	3.53%

109.38%
Other Assets & Liabilities, Net	(9.38%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 22.82%

Autos & Transportation - 0.90%

BNSF Funding Trust I 6.613% due 12/15/55 §	$1,500,000	$1,412,917
DaimlerChrysler NA Holding Corp 5.875% due 03/15/11	4,700,000	4,627,832

		6,040,749

Consumer Discretionary - 1.43%

CCO Holdings LLC 8.750% due 11/15/13 †	275,000	269,500
Corrections Corp of America 6.250% due 03/15/13	320,000	302,400
DIRECTV Holdings LLC 6.375% due 06/15/15	505,000	468,388
EchoStar DBS Corp 7.125% due 02/01/16 ~	655,000	633,712
Iron Mountain Inc 6.625% due 01/01/16	225,000	203,625
MGM MIRAGE 6.750% due 04/01/13 ~	455,000	436,231
News America Inc 6.200% due 12/15/34	1,000,000	910,354
Service Corp International 7.700% due 04/15/09	460,000	464,600
Spectrum Brands Inc 8.500% due 10/01/13 †	225,000	193,500
Starwood Hotels & Resorts Worldwide Inc 7.375% due 11/15/15	410,000	415,125
Viacom Inc 5.691% due 06/16/09 ~ §	3,250,000	3,251,030
6.250% due 04/30/16 ~	910,000	884,974
6.875% due 04/30/36 ~	930,000	900,283
Visant Holding Corp 0.000% due 12/01/13 §	320,000	252,800

		9,586,522

Energy - 1.08%

Chesapeake Energy Corp 6.500% due 08/15/17	310,000	284,425
Enterprise Products Operating LP 5.000% due 03/01/15 †	1,300,000	1,175,973
6.650% due 10/15/34	1,000,000	951,705
Gazprom International SA (Russia) 7.201% due 02/01/20	1,500,000	1,522,350
Gazprom OAO (Russia) 8.625% due 04/28/34 ~	1,300,000	1,495,000
9.125% due 04/25/07	1,150,000	1,178,520
XTO Energy Inc 5.650% due 04/01/16 †	695,000	660,235

		7,268,208

Financial Services - 11.91%

Arch Western Finance LLC 6.750% due 07/01/13	455,000	437,938
Axis Capital Holdings Ltd (Bermuda) 5.750% due 12/01/14	2,000,000	1,889,814
Bancaja U.S. Debt SAU 5.657% due 07/10/09 ~ # §	2,000,000	2,001,044
Caterpillar Financial Services Corp 5.233% due 05/18/09 §	1,750,000	1,750,730
CIT Group Inc 5.380% due 06/08/09 §	3,000,000	3,002,466
Commonwealth Bank of Australia (Australia) 6.024% due 12/31/99 ~ §	2,700,000	2,576,337
Credit Suisse USA Inc 5.413% due 12/09/08 §	3,500,000	3,505,674
Endurance Specialty Holdings Ltd (Bermuda) 7.000% due 07/15/34	1,000,000	929,152
Ford Motor Credit Co 7.250% due 10/25/11	365,000	324,125
General Motors Acceptance Corp 6.875% due 08/28/12	365,000	344,311
Glitnir Banki HF (Iceland) 6.693% due 06/15/16 ~ §	1,185,000	1,179,440
Great West Life & Annuity Insurance Co 7.153% due 05/16/46 ~ §	2,240,000	2,191,683
Hartford Financial Services Group Inc 5.550% due 08/16/08	2,500,000	2,493,142
HBOS PLC (United Kingdom) 5.920% due 09/29/49 ~ §	2,900,000	2,676,300
HSBC Finance Capital Trust IX 5.911% due 11/30/35 §	2,000,000	1,912,002
HSBC Finance Corp 5.504% due 06/19/09 §	1,480,000	1,481,140
ILFC E-Capital Trust I 5.900% due 12/21/65 † ~ §	2,000,000	1,951,488
International Lease Finance Corp 5.428% due 05/24/10 §	1,625,000	1,625,042
Kaupthing Bank HF (Iceland) 7.125% due 05/19/16 ~	1,070,000	1,072,198
Lehman Brothers Holdings Inc 5.250% due 05/29/08 §	3,500,000	3,500,270
Lincoln National Corp 7.000% due 05/17/66 † §	795,000	790,221
Merrill Lynch & Co Inc 6.050% due 05/16/16	1,065,000	1,059,927
Mizuho Capital Investment 1 Ltd (Cayman) 6.686% due 12/30/99 ~ §	2,000,000	1,901,216
Morgan Stanley 5.375% due 10/15/15	2,700,000	2,560,553
MUFG Capital Finance 1 Ltd (Cayman) 6.346% due 07/25/99 §	2,500,000	2,415,875
Oil Insurance Ltd (Bermuda) 7.558% due 12/29/49 ~ §	1,830,000	1,827,530
Residential Capital Corp 6.125% due 11/21/08	5,000,000	4,944,745
6.168% due 04/17/09 §	2,600,000	2,595,278
6.375% due 06/30/10	3,600,000	3,554,082
Resona Preferred Global Securities Ltd (Cayman) 7.191% due 12/29/49 ~ §	1,080,000	1,085,098
Santander U.S. Debt SA Unipersonal (Spain) 5.484% due 09/19/08 ~ §	3,000,000	3,003,366
Shinsei Finance II (Cayman) 7.160% due 07/29/49 ~ §	2,000,000	2,042,472
SunGard Data Systems Inc 10.250% due 08/15/15 ~	225,000	233,719
Swiss Re Capital I LP 6.854% due 05/25/99 † ~ §	935,000	919,270
The Goldman Sachs Group Inc 5.539% due 06/23/09 §	1,675,000	1,675,779
6.450% due 05/01/36	3,000,000	2,883,315
TRAINS 7.548% due 05/01/16 ~	1,000,000	981,671
UBS Luxembourg SA for Sberbank (Luxembourg) 6.858% due 10/24/06 §	2,700,000	2,722,410
UBS Preferred Funding Trust V 6.243% due 05/29/49 † §	1,070,000	1,056,048
United Overseas Bank Ltd (Singapore) 5.375% due 09/03/19 ~ §	2,000,000	1,873,628
Wachovia Capital Trust III 5.800% due 03/15/42 §	3,000,000	2,914,146

		79,884,645

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Health Care - 0.24%

Fresenius Medical Care Capital Trust II 7.875% due 02/01/08	$250,000	$254,375
HCA Inc 6.500% due 02/15/16	300,000	278,888
6.950% due 05/01/12	190,000	186,415
Teva Pharmaceutical Finance LLC 6.150% due 02/01/36	1,000,000	900,785

		1,620,463

Integrated Oils - 0.31%

Anadarko Finance Co (Canada) 7.500% due 05/01/31	945,000	1,018,275
Smith International Inc 6.000% due 06/15/16	1,075,000	1,067,419

		2,085,694

Materials & Processing - 0.33%

Georgia-Pacific Corp 7.700% due 06/15/15	225,000	216,000
Newmont Mining Corp 5.875% due 04/01/35	1,000,000	897,891
Owens-Brockway Glass Containers Inc 8.250% due 05/15/13	225,000	226,688
Teck Cominco Ltd (Canada) 6.125% due 10/01/35	1,000,000	897,957

		2,238,536

Multi-Industry - 0.34%

Hutchison Whampoa International Ltd (Cayman) 6.250% due 01/24/14 ~	1,200,000	1,197,168
7.450% due 11/24/33 ~	1,000,000	1,060,878

		2,258,046

Producer Durables - 0.34%

ACCO Brands Corp 7.625% due 08/15/15	410,000	382,325
D.R. Horton Inc 5.250% due 02/15/15 †	410,000	365,011
United Technologies Corp 5.284% due 06/01/09 §	1,500,000	1,500,394

		2,247,730

Technology - 0.97%

Cisco Systems Inc
5.250% due 02/22/11	4,600,000	4,519,252
Hewlett-Packard Co
5.339% due 05/22/09 §	1,650,000	1,651,363
L-3 Communications Corp
5.875% due 01/15/15	320,000	300,000

		6,470,615

Utilities - 4.97%

Appalachian Power Co 5.800% due 10/01/35	1,100,000	984,691
AT&T Inc 5.263% due 05/15/08 §	2,000,000	2,000,834
6.800% due 05/15/36	2,040,000	2,028,407
AT&T Wireless Services Inc 7.875% due 03/01/11	1,000,000	1,078,173
8.750% due 03/01/31	1,000,000	1,229,501
Comcast Corp 4.950% due 06/15/16	1,800,000	1,607,188
Consolidated Communications IL 9.750% due 04/01/12	220,000	227,700
Dominion Resources Inc 5.150% due 07/15/15	1,500,000	1,381,236
8.125% due 06/15/10	2,600,000	2,792,660
Duke Energy Corp 6.450% due 10/15/32	625,000	623,038
Embarq Corp 7.082% due 06/01/16	1,345,000	1,339,963
7.995% due 06/01/36	600,000	604,777
France Telecom SA (France) 8.500% due 03/01/31	1,000,000	1,206,714
MidAmerican Energy Holdings Co 6.125% due 04/01/36 ~	2,065,000	1,936,660
NiSource Finance Corp 5.450% due 09/15/20	1,500,000	1,357,144
Pacific Gas & Electric Co 6.050% due 03/01/34	590,000	558,659
Qwest Communications International Inc 8.670% due 02/15/09 §	455,000	465,806
Rogers Wireless Inc (Canada) 6.375% due 03/01/14	390,000	373,425
Sprint Capital Corp 6.900% due 05/01/19	1,000,000	1,029,568
8.750% due 03/15/32	700,000	846,539
Tampa Electric Co 6.550% due 05/15/36	2,000,000	2,014,476
Telefonica Emisiones SA (Spain) 5.714% due 06/19/09 §	3,500,000	3,504,406
Verizon Communications Inc 5.350% due 02/15/11	2,700,000	2,632,708
Verizon Global Funding Corp 5.850% due 09/15/35	1,000,000	872,755
Xcel Energy Inc 6.500% due 07/01/36	650,000	639,547

		33,336,575

Total Corporate Bonds & Notes (Cost $153,944,020)		153,037,783

MORTGAGE-BACKED SECURITIES - 53.27%

Collateralized Mortgage Obligations - 14.93%

Arran Residential Mortgages Funding PLC (United Kingdom) 5.522% due 04/12/56 ~ " §	2,325,000	2,325,000
Bear Stearns Commercial Mortgage Securities 5.711% due 09/11/38 " §	6,625,000	6,580,159
Citigroup Commercial Mortgage Trust 5.721% due 03/15/49 " §	2,220,000	2,202,416
Citigroup Mortgage Loan Trust Inc 5.906% due 05/25/36 " §	2,235,659	2,228,815
Commercial Mortgage Pass Through Certificates 5.769% due 06/10/46 " §	5,000,000	4,979,330
Countrywide Alternative Loan Trust 5.467% due 07/20/46 " §	8,985,504	8,985,504
5.513% due 07/25/46 " §	7,990,708	7,993,190
6.000% due 05/25/36 "	4,068,734	4,020,531
Credit Suisse Mortgage Capital Certificates 5.828% due 06/15/38 " §	3,330,000	3,326,880
Fannie Mae 6.500% due 09/25/33 - 12/25/33 " ±	16,236,395	16,383,849
Harborview Mortgage Loan Trust 5.521% due 07/19/46 " §	7,000,000	7,000,000
LB-UBS Commercial Mortgage Trust 5.900% due 06/15/38 " §	1,575,000	1,577,205
Merrill Lynch Mortgage Trust 5.844% due 05/12/39 " §	6,005,000	5,946,912
Morgan Stanley Capital I 5.775% due 10/15/42 " §	6,250,000	6,219,289

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Residential Accredit Loans Inc 6.000% due 06/25/36 "	$3,250,000	$3,230,195
Residential Asset Securitization Trust 6.000% due 05/25/36 - 08/25/36 " ±	8,309,589	8,199,064
Structured Asset Securities Corp 5.584% due 05/25/36 " §	3,500,000	3,500,000
Wachovia Bank Commercial Mortgage Trust 6.011% due 06/15/45 " §	2,195,000	2,205,898
Washington Mutual Mortgage-Backed Securities 6.000% due 07/25/36 "	3,270,000	3,241,515

		100,145,752

Fannie Mae - 22.15%

5.500% due 08/14/36 - 08/17/36 # " ±	59,650,000	57,837,701
6.000% due 07/13/36 - 08/14/36 # " ±	45,750,000	45,004,891
6.500% due 08/14/36 # "	41,450,000	41,631,344
7.000% due 08/14/36 # "	4,000,000	4,088,752

		148,562,688

Freddie Mac - 12.47%

5.500% due 08/14/36 # "	25,000,000	24,000,000
6.000% due 07/13/36 - 08/14/36 # " ±	60,600,000	59,624,114

		83,624,114

Government National Mortgage Association - 3.72%

5.500% due 07/20/36 # "	11,600,000	11,244,750
6.000% due 07/20/36 # "	13,850,000	13,737,469

		24,982,219

Total Mortgage-Backed Securities (Cost $357,519,837)		357,314,773

ASSET-BACKED SECURITIES - 13.15%

Accredited Mortgage Loan Trust 5.500% due 09/25/36 " §	3,500,000	3,496,720
AmeriCredit Automobile Receivables Trust 5.370% due 10/06/09 "	7,000,000	6,977,033
Asset-Backed Securities Corp Home Equity Loan Trust 5.490% due 06/25/36 # "	2,500,000	2,500,000
Bank of America Credit Card Trust 5.429% due 11/15/11 " §	3,000,000	3,000,000
Countrywide Asset-Backed Certificates 5.491% due 01/25/35 " §	5,000,000	5,000,000
DaimlerChrysler Auto Trust 5.380% due 03/08/11 "	3,200,000	3,190,000
First Franklin Mortgage Loan Asset-Backed Certificates 5.473% due 05/25/36 " §	6,250,000	6,253,755
5.630% due 07/25/36 " §	2,000,000	2,000,000
GE Dealer Floorplan Master Note Trust 5.416% due 04/20/11 " §	2,250,000	2,250,000
GSAA Trust 5.510% due 07/25/36 " §	3,500,000	3,498,086
Harley-Davidson Motorcycle Trust 5.350% due 03/15/13 "	3,250,000	3,238,320
Household Automotive Trust 5.400% due 06/17/09 "	3,000,000	2,996,837
MASTR Asset-Backed Mortgages Securities Trust 5.640% due 04/25/36 " §	3,000,000	3,000,000
Morgan Stanley Asset-Backed Securities Capital I 5.452% due 06/25/36 " §	5,250,000	5,241,800
Nelnet Student Loan Trust 5.071% due 04/27/20 " §	3,000,000	2,997,657
Residential Asset Securities Corp 5.241% due 06/25/36 " §	7,000,000	7,004,211
Soundview Home Equity Loan Trust 5.473% due 06/25/36 " §	5,000,000	4,993,750
5.588% due 07/25/36 " §	3,500,000	3,500,000
Specialty Underwriting & Residential Finance 5.625% due 06/25/37 " §	2,600,000	2,600,000
Structured Asset Securities Corp 5.473% due 07/25/36 " §	2,500,000	2,500,000
Triad Auto Receivables Owner Trust 5.410% due 08/12/11 "	6,500,000	6,469,534
USAA Auto Owner Trust 5.370% due 02/15/12 "	5,500,000	5,480,233

Total Asset-Backed Securities (Cost $88,294,943)		88,187,936

U.S. GOVERNMENT AGENCY ISSUES - 8.59%

Fannie Mae 6.000% due 05/15/11 †	11,500,000	11,760,164
Federal Home Loan Bank 5.750% due 05/15/12 †	5,000,000	5,075,650
Freddie Mac 4.625% due 12/19/08	14,500,000	14,238,478
4.875% due 02/17/09 †	13,600,000	13,429,238
5.250% due 04/18/16	9,400,000	9,212,489
6.750% due 03/15/31	3,400,000	3,913,927

Total U.S. Government Agency Issues (Cost $57,850,071)		57,629,946

U.S. TREASURY OBLIGATIONS - 11.42%

U.S. Treasury Bonds - 4.21%

4.500% due 02/15/36 #	6,220,000	5,579,054
5.375% due 02/15/31	785,000	798,800
6.125% due 08/15/29 †	935,000	1,039,896
6.625% due 02/15/27	8,000,000	9,317,504
8.000% due 11/15/21 †	9,000,000	11,512,971

		28,248,225

U.S. Treasury Notes - 7.21%

4.500% due 02/15/09 † ‡	15,755,000	15,510,687
4.875% due 04/30/08 †	3,720,000	3,700,965
4.875% due 04/30/11 †	20,875,000	20,668,713
5.125% due 05/15/16 †	8,505,000	8,497,694

		48,378,059

Total U.S. Treasury Obligations (Cost $76,685,924)		76,626,284

FOREIGN GOVERNMENT BONDS & NOTES - 3.26%

Bundesrepublik Deutschland (Germany) 4.000% due 01/04/37	EUR 2,005,000	2,420,115
Republic of Argentina (Argentina) 4.889% due 08/03/12 §	4,400,000	3,573,575
Republic of Brazil (Brazil) 12.250% due 03/06/30	2,915,000	4,285,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Republic of Venezuela (Venezuela) 5.750% due 02/26/16	$2,470,000	$2,192,125
7.000% due 12/01/18	190,000	179,075
9.375% due 01/13/34	710,000	834,250
Russian Federation Government Bond (Russia) 12.750% due 06/24/28	3,500,000	5,919,484
United Mexican States (Mexico) 8.000% due 09/24/22	2,200,000	2,458,500

Total Foreign Government Bonds & Notes (Cost $22,128,527)		21,862,174

	Number of
	Contracts
PURCHASED CALL OPTIONS - 0.02%

5-Year U.S. Treasury Notes CBOT Strike @ $102.50 Exp. 07/21/06 Broker: Merrill Lynch & Co Inc	139	145,516

Total Purchased Call Options (Cost $98,762)		145,516

PURCHASED PUT OPTIONS - 0.02%

Eurodollar (09/06) Futures CME Strike @ $94.13 Exp. 09/18/06 Broker: ABN AMRO Holding NV	184	3,450
10-Year U.S. Treasury Notes CBOT Strike @ $104.00 Exp. 07/21/06 Broker: Merrill Lynch & Co Inc	371	133,328

Total Purchased Put Options (Cost $141,857)		136,778

	Principal
	Amount
SHORT-TERM INVESTMENTS - 26.42%

Commercial Paper - 24.79%

CIT Group Inc 5.120% due 08/02/06	$22,000,000	21,899,876
Clipper Receivables Corp 5.110% due 07/10/06	19,750,000	19,724,769
Lake Constance Funding LLC 5.050% due 08/08/06	20,000,000	19,893,389
MetLife Funding Inc 5.090% due 08/08/06	24,250,000	24,119,710
Nationwide Building Society 5.040% due 08/04/06	20,000,000	19,904,800
Spintab AB (Sweden) 5.040% due 08/08/06	20,000,000	19,893,600
Thames Asset Global Securities 5.040% due 08/07/06	20,000,000	19,896,400
Yorktown Capital LLC 5.200% due 07/27/06	21,000,000	20,921,133

		166,253,677

Time Deposit - 1.63%

State Street Bank Eurodollar 4.350% due 07/03/06	10,941,000	10,941,000

Total Short-Term Investments (Cost $177,194,677)		177,194,677

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 138.97% (Cost $933,858,618)		932,135,867

	Shares
SECURITIES LENDING COLLATERAL - 10.92%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $73,268,784)	73,268,784	73,268,784

TOTAL INVESTMENTS - 149.89% (Cost $1,007,127,402)		1,005,404,651

OTHER ASSETS & LIABILITIES, NET - (49.89%)		(334,646,474)

NET ASSETS - 100.00%		$670,758,177

Notes to Schedule of Investments
(a)	As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	53.27%
Short-Term Investments & Securities Lending Collateral	37.34%
Corporate Bonds & Notes	22.82%
Asset-Backed Securities	13.15%
U.S. Treasury Obligations	11.42%
U.S. Government Agency Issues	8.59%
Foreign Government Bonds & Notes	3.26%
Purchased Options	0.04%

149.89%
Other Assets & Liabilities, Net	(49.89%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Forward foreign currency contracts outstanding as of June 30, 2006 were as follows:

Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	EUR	1,976,000	08/06	($53,328)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

(d)	Transactions in written options for the period ended June 30, 2006 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2005	—	$—
Call Options Written	694	147,465
Put Options Written	277	26,869
Call Options Repurchased	(416)	(45,552)
Put Options Repurchased	(277)	(26,869)

Outstanding, June 30, 2006	278	$101,913

(e)	Premiums received and value of written options outstanding as of June 30, 2006:

	Number of
Type	Contracts	Premium	Value

Call - CME U.S. Treasury 5-Year Futures Strike @ $103.00 Exp. 07/21/06 Broker: Merrill Lynch & Co Inc	278	$101,913	$191,125

(f)	Securities with an approximate aggregate market value of $1,107,551 were segregated with the broker to cover margin requirements for the following open futures contracts as of June 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 2-Year Notes (09/06)	222	$44,400,000	($184,794)
U.S. Treasury 5-Year Notes (09/06)	246	24,600,000	(39,283)

Short Futures Outstanding
Euro-Bobl 5-Year Notes (09/06)	176	EUR 17,600,000	80,915
Euro-Bund 10-Year Notes (09/06)	40	4,000,000	28,401
Japanese Government 10-Year Bonds (09/06)	3	JPY 300,000,000	3,362
U.S. Treasury 10-Year Notes (09/06)	162	$16,200,000	29,234
U.S. Treasury 30-Year Bonds (09/06)	110	11,000,000	39,372

			($42,793)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.82%

Autos & Transportation - 8.84%

Bayerische Motoren Werke AG † (Germany)	330,510	$16,503,729
C.H. Robinson Worldwide Inc	609,610	32,492,213
Canadian National Railway Co (Canada)	788,419	34,493,331
FedEx Corp	152,160	17,781,418
Lear Corp †	97,225	2,159,367
Nissan Motor Co Ltd (Japan)	622,400	6,798,322
Union Pacific Corp	244,370	22,716,635
United Parcel Service Inc ‘B’	211,265	17,393,448

		150,338,463

Consumer Discretionary - 15.90%

eBay Inc *	453,185	13,273,789
Electronic Arts Inc *	504,240	21,702,490
Esprit Holdings Ltd (Bermuda)	521,500	4,257,252
Federated Department Stores Inc	275,730	10,091,718
Google Inc ‘A’ *	42,245	17,714,596
Harrah’s Entertainment Inc	174,740	12,437,993
IAC/InterActiveCorp * †	537,455	14,237,183
Industria de Diseno Textil SA (Spain)	223,038	9,408,431
Kimberly-Clark Corp	147,910	9,126,047
Lamar Advertising Co ‘A’ * †	243,870	13,134,838
Liberty Global Inc ‘A’ *	260,806	5,607,329
Liberty Global Inc ‘C’ *	276,906	5,695,956
Liberty Media Holding Corp - Capital ‘A’ *	93,811	7,858,547
Lowe’s Cos Inc	261,425	15,860,655
LVMH Moet Hennessy Louis Vuitton SA † (France)	88,519	8,785,893
Marvel Entertainment Inc * †	331,222	6,624,440
Nordstrom Inc	506,685	18,494,002
Staples Inc	861,785	20,958,611
Univision Communications Inc ‘A’ *	81,340	2,724,890
Yahoo! Inc *	1,590,530	52,487,490

		270,482,150

Consumer Staples - 5.83%

Dean Foods Co *	314,270	11,687,701
Reckitt Benckiser PLC (United Kingdom)	207,265	7,742,206
Sysco Corp	343,000	10,482,080
The Procter & Gamble Co	948,305	52,725,758
Whole Foods Market Inc †	255,445	16,511,965

		99,149,710

Energy - 3.38%

Apache Corp	146,785	10,018,076
Halliburton Co	270,290	20,058,221
NRG Energy Inc *	454,640	21,904,555
Valero Energy Corp	83,965	5,585,352

		57,566,204

Financial Services - 12.51%

American Express Co	381,955	20,327,645
Automatic Data Processing Inc	185,980	8,434,193
Berkshire Hathaway Inc ‘B’ *	6,528	19,864,704
Chicago Mercantile Exchange Holdings Inc	14,910	7,323,046
Fannie Mae	435,115	20,929,032
JPMorgan Chase & Co	1,315,038	55,231,596
Legg Mason Inc	111,555	11,101,954
Marsh & McLennan Cos Inc	451,010	12,127,659
Merrill Lynch & Co Inc	231,830	16,126,095
Moody’s Corp	156,120	8,502,295
NewAlliance Bancshares Inc †	796,749	11,401,478
Paychex Inc	175,960	6,858,921
UBS AG (LI) (Switzerland)	77,496	8,494,102
UBS AG (NYSE) (Switzerland)	55,550	6,093,835

		212,816,555

Health Care - 18.79%

Abbott Laboratories	431,115	18,800,925
Alcon Inc (Switzerland)	36,480	3,595,104
Amgen Inc *	205,415	13,399,220
Amylin Pharmaceuticals Inc * †	255,800	12,628,846
Cardinal Health Inc	297,135	19,114,695
Caremark Rx Inc	420,480	20,969,338
Celgene Corp * †	642,475	30,472,589
Coventry Health Care Inc *	607,820	33,393,631
Gilead Sciences Inc *	304,050	17,987,598
Manor Care Inc	343,050	16,095,906
Merck & Co Inc	850,520	30,984,444
Patterson Cos Inc * †	270,955	9,464,458
Roche Holding AG (Switzerland)	390,011	64,472,801
Teva Pharmaceutical Industries Ltd ADR (Israel)	298,895	9,442,093
UnitedHealth Group Inc	341,050	15,272,219
Varian Medical Systems Inc *	75,325	3,566,639

		319,660,506

Integrated Oils - 3.93%

EnCana Corp † (Canada)	184,890	9,732,610
Exxon Mobil Corp	708,795	43,484,573
Hess Corp	181,675	9,601,524
Suncor Energy Inc (Canada)	48,850	3,957,338

		66,776,045

Materials & Processing - 4.78%

Ball Corp	261,590	9,689,294
Cemex SA de CV ADR (Mexico)	163,865	9,335,389
Masco Corp	229,615	6,805,789
Monsanto Co	132,595	11,163,173
Precision Castparts Corp	386,490	23,096,642
Shin-Etsu Chemical Co Ltd (Japan)	78,100	4,244,862
Syngenta AG * (Switzerland)	127,546	16,953,274

		81,288,423

Multi-Industry - 2.73%

General Electric Co	1,408,630	46,428,445

Producer Durables - 4.98%

Crown Castle International Corp *	266,280	9,197,311
Emerson Electric Co	106,650	8,938,336
Lockheed Martin Corp	209,615	15,037,780
NVR Inc * †	8,405	4,128,956
The Boeing Co	579,560	47,471,760

		84,774,143

Technology - 12.70%

Adobe Systems Inc *	385,245	11,696,038
Advanced Micro Devices Inc *	1,118,130	27,304,735
Akamai Technologies Inc * †	191,570	6,932,918
Apple Computer Inc *	287,850	16,441,992
Cisco Systems Inc *	408,745	7,982,790
EMC Corp *	2,125,810	23,320,136
Marvell Technology Group Ltd * (Bermuda)	130,170	5,770,436
Nokia OYJ ADR (Finland)	506,915	10,270,098
Oracle Corp *	977,260	14,160,497
QUALCOMM Inc	294,800	11,812,636
Research In Motion Ltd * (Canada)	152,990	10,674,112
Samsung Electronics Co Ltd (South Korea)	21,370	13,582,198
SanDisk Corp *	108,065	5,509,154
SAP AG (Germany)	70,626	14,896,112
Texas Instruments Inc	1,177,225	35,658,145

		216,011,997

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Utilities - 3.45%

America Movil SA de CV ‘L’ ADR (Mexico)	346,125	$11,512,118
Level 3 Communications Inc *	1,919,245	8,521,448
NeuStar Inc ‘A’ *	295,385	9,969,244
The AES Corp *	489,805	9,036,902
TXU Corp	327,185	19,562,391

		58,602,103

Total Common Stocks (Cost $1,468,944,862)		1,663,894,744

	Principal Amount

SHORT-TERM INVESTMENTS - 2.29%

Commercial Paper - 2.29%

Prudential Funding Corp 5.150% due 07/03/06	$38,900,000	38,888,870

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $41,015; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $43,533)	41,000	41,000

Total Short-Term Investments (Cost $38,929,870)		38,929,870

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.11% (Cost $1,507,874,732)		1,702,824,614

	Shares

SECURITIES LENDING COLLATERAL - 5.61%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $95,516,363)	95,516,363	95,516,363

TOTAL INVESTMENTS - 105.72% (Cost $1,603,391,095)		1,798,340,977

OTHER ASSETS & LIABILITIES, NET - (5.72%)		(97,334,982)

NET ASSETS - 100.00%		$1,701,005,995

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Health Care	18.79%
Consumer Discretionary	15.90%
Technology	12.70%
Financial Services	12.51%
Autos & Transportation	8.84%
Short-Term Investments & Securities Lending Collateral	7.90%
Consumer Staples	5.83%
Producer Durables	4.98%
Materials & Processing	4.78%
Integrated Oils	3.93%
Utilities	3.45%
Energy	3.38%
Multi-Industry	2.73%

105.72%
Other Assets & Liabilities, Net	(5.72%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Forward foreign currency contracts outstanding as of June 30, 2006 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CHF	11,800,000	08/06	($547,851)
Sell	CHF	16,635,000	01/07	(219,549)
Sell	EUR	7,300,000	08/06	(584,357)
Sell	EUR	1,600,000	10/06	(51,416)
Buy	KRW	600,000,000	08/06	4,207
Sell	KRW	1,300,000,000	08/06	(40,049)
Sell	KRW	2,300,000,000	10/06	7,380

				($1,431,635)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 3.58%

Autos & Transportation - 1.32%

America Latina Logistica SA (Brazil)	40,900	$2,774,002

Materials & Processing - 2.26%

Cia Vale do Rio Doce ‘A’ (Brazil)	231,877	4,719,117

Total Preferred Stocks (Cost $4,659,221)		7,493,119

COMMON STOCKS - 91.60%

Autos & Transportation - 4.04%

Alexander & Baldwin Inc	60,005	2,656,421
Copa Holdings SA ‘A’ # (Panama)	66,870	1,514,606
FedEx Corp	36,735	4,292,852

		8,463,879

Consumer Discretionary - 19.02%

Chipotle Mexican Grill Inc ‘A’ *	8,225	501,314
CNET Networks Inc *	124,865	996,423
CoStar Group Inc * †	82,744	4,950,574
Focus Media Holding Ltd ADR * † (Cayman)	147,725	9,625,761
IAC/InterActiveCorp * †	145,639	3,857,977
Submarino SA (Brazil)	79,920	1,604,747
Submarino SA GDR ~ (Brazil)	17,400	699,457
Tempur-Pedic International Inc * †	253,790	3,428,703
VistaPrint Ltd * (Bermuda)	359,680	9,617,843
Yahoo! Inc *	136,870	4,516,710

		39,799,509

Consumer Staples - 4.83%

Bajaj Hindusthan Ltd (India)	305,929	2,608,769
Bajaj Hindusthan Ltd GDR ~ (India)	70,200	598,624
BrasilAgro-Cia Brasileira de Propriedades Agricolas * + (Brazil)	1,700	784,893
Davide Campari-Milano SPA (Italy)	589,858	6,114,883

		10,107,169

Financial Services - 17.93%

Assurant Inc	113,820	5,508,888
Banco Macro Bansud SA ADR (Argentina)	104,735	2,132,405
Banco Nossa Caixa SA (Brazil)	147,000	3,122,028
CapitalSource Inc REIT	449,863	10,553,786
Chicago Mercantile Exchange Holdings Inc	12,400	6,090,260
MarketAxess Holdings Inc * †	196,080	2,158,841
National Financial Partners Corp †	179,430	7,950,543

		37,516,751

Health Care - 19.09%

Celgene Corp * †	174,235	8,263,966
Dade Behring Holdings Inc	400,625	16,682,025
Intuitive Surgical Inc *	31,785	3,749,676
Roche Holding AG (Switzerland)	34,204	5,654,270
Teva Pharmaceutical Industries Ltd ADR † (Israel)	89,680	2,832,991
United Therapeutics Corp * †	47,920	2,768,338

		39,951,266

Materials & Processing - 8.36%

Arcelor Brasil SA + (Brazil)	419,052	6,485,352
Cia Siderurgica Nacional SA ADR † (Brazil)	47,977	1,544,859
Cytec Industries Inc	88,865	4,768,496
Mobile Mini Inc * †	160,345	4,691,695

		17,490,402

Producer Durables - 5.09%

ABB Ltd (Switzerland)	520,982	6,775,685
Crown Castle International Corp *	40,520	1,399,561
Desarrolladora Homex SA de CV ADR * † (Mexico)	75,305	2,470,757

		10,646,003

Technology - 6.71%

Equinix Inc * †	57,380	3,147,867
MIPS Technologies Inc *	119,935	728,005
Research In Motion Ltd * (Canada)	49,470	3,451,522
Texas Instruments Inc	78,610	2,381,097
Trimble Navigation Ltd *	96,940	4,327,402

		14,035,893

Utilities - 6.53%

America Movil SA de CV ‘L’ ADR (Mexico)	202,905	6,748,620
NeuStar Inc ‘A’ * †	204,655	6,907,106

		13,655,726

Total Common Stocks (Cost $156,904,460)		191,666,598

	Principal Amount

SHORT-TERM INVESTMENTS - 3.95%

U.S. Government Agency Issue - 3.92%

Federal Home Loan Bank 4.950% due 07/03/06	$8,200,000	8,197,745

Repurchase Agreement - 0.03%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $64,023; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $67,718)	64,000	64,000

Total Short-Term Investments (Cost $8,261,745)		8,261,745

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.13% (Cost $169,825,426)		207,421,462

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.00%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $27,211,402)	27,211,402	$27,211,402

TOTAL INVESTMENTS - 112.13% (Cost $197,036,828)		234,632,864

OTHER ASSETS & LIABILITIES, NET - (12.13%)		(25,380,854)

NET ASSETS - 100.00%		$209,252,010

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Health Care	19.09%
Consumer Discretionary	19.02%
Financial Services	17.93%
Short-Term Investments & Securities Lending Collateral	16.95%
Materials & Processing	10.62%
Technology	6.71%
Utilities	6.53%
Autos & Transportation	5.36%
Producer Durables	5.09%
Consumer Staples	4.83%

112.13%
Other Assets & Liabilities, Net	(12.13%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.03%

Health Care - 0.03%

Akorn Inc * + ¯ Exp. 03/08/11	50,750	$32,023

Total Warrants (Cost $0)		32,023

COMMON STOCKS - 94.48%

Financial Services - 0.99%

CIGNA Corp	12,400	1,221,524

Health Care - 93.49%

Abraxis BioScience Inc * †	65,400	1,559,136
Acorda Therapeutics Inc * †	120,100	500,817
Acusphere Inc * †	91,400	313,502
Aetna Inc	91,700	3,661,581
Akorn Inc * †	152,300	606,154
Alcon Inc (Switzerland)	17,700	1,744,335
Alexion Pharmaceuticals Inc * †	55,400	2,001,048
Allscripts Healthcare Solutions Inc * †	113,900	1,998,945
Alnylam Pharmaceuticals Inc * †	21,800	328,744
Altus Pharmaceuticals Inc * †	35,600	656,820
Amgen Inc *	61,800	4,031,214
AVANIR Pharmaceuticals ‘A’ * †	211,349	1,445,627
BioMarin Pharmaceutical Inc *	140,100	2,013,237
BioSphere Medical Inc *	45,000	285,750
Biovail Corp (Canada)	59,500	1,392,895
Cardinal Health Inc	53,000	3,409,490
Caremark Rx Inc	67,200	3,351,264
Celgene Corp * †	94,400	4,477,392
Cephalon Inc * †	77,100	4,633,710
Cerner Corp * †	86,900	3,224,859
ChemoCentryx * + ¯	200,000	700,000
Community Health Systems Inc * †	43,000	1,580,250
Conor Medsystems Inc * †	23,100	637,329
Covance Inc *	30,800	1,885,576
DaVita Inc *	22,000	1,093,400
Dov Pharmaceutical Inc * †	72,500	153,700
Genentech Inc *	29,700	2,429,460
Gilead Sciences Inc *	58,600	3,466,776
HealthSouth Corp * †	245,400	944,790
Humana Inc *	67,800	3,640,860
ImClone Systems Inc * †	32,500	1,255,800
Impax Laboratories Inc *	191,100	1,194,375
Keryx Biopharmaceuticals Inc * †	101,900	1,446,980
KV Pharmaceutical Co ‘A’ * †	30,900	576,594
McKesson Corp	41,800	1,976,304
Medco Health Solutions Inc *	25,600	1,466,368
Mentor Corp †	56,500	2,457,750
Merrimack Pharmaceuticals * + ¯	150,600	677,700
MGI PHARMA Inc *	184,700	3,971,050
Microbia Inc ‘E’ * + ¯	250,000	955,000
Myogen Inc * †	66,900	1,940,100
Novartis AG ADR (Switzerland)	67,700	3,650,384
Nuvelo Inc * †	84,200	1,401,930
NxStage Medical Inc * †	73,700	643,401
Omnicare Inc	35,500	1,683,410
Onyx Pharmaceuticals Inc * †	121,400	2,043,162
Panacos Pharmaceuticals Inc * †	129,900	717,048
Progenics Pharmaceuticals Inc * †	74,600	1,794,876
Regeneron Pharmaceuticals Inc *	135,000	1,730,700
ResMed Inc *	26,000	1,220,700
Roche Holding AG ADR (Switzerland)	39,800	3,293,450
Sanofi-Aventis ADR (France)	47,200	2,298,640
Schering-Plough Corp	65,900	1,254,077
Shire PLC ADR (United Kingdom)	40,600	1,795,738
Sirna Therapeutics Inc * †	61,000	347,700
Somaxon Pharmaceuticals Inc * †	69,800	1,089,578
St. Jude Medical Inc *	37,400	1,212,508
Techne Corp *	6,500	330,980
Telik Inc * †	86,200	1,422,300
Teva Pharmaceutical Industries Ltd ADR † (Israel)	18,308	578,350
UnitedHealth Group Inc	32,700	1,464,306
Vanda Pharmaceuticals Inc *	129,800	1,081,234
Vertex Pharmaceuticals Inc * †	49,400	1,813,474
WellPoint Inc *	34,600	2,517,842
Wyeth	41,200	1,829,692
Xenoport Inc * †	86,400	1,564,704

		114,866,866

Total Common Stocks (Cost $106,387,737)		116,088,390

	Principal Amount

CONVERTIBLE CORPORATE NOTES - 0.99%

Health Care - 0.99%

Amgen Inc 0.125% due 02/01/11 ~	$1,290,000	1,212,600

Total Convertible Corporate Notes (Cost $1,290,000)		1,212,600

SHORT-TERM INVESTMENT - 2.90%

Commercial Paper - 2.90%

General Electric Co 5.152% due 07/03/06	3,570,000	3,570,000

Total Short-Term Investment (Cost $3,570,000)		3,570,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.40% (Cost $111,247,737)		120,903,013

	Shares

SECURITIES LENDING COLLATERAL - 24.14%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $29,660,633)	29,660,633	29,660,633

TOTAL INVESTMENTS - 122.54% (Cost $140,908,370)		150,563,646

OTHER ASSETS & LIABILITIES, NET - (22.54%)		(27,698,205)

NET ASSETS - 100.00%		$122,865,441

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Health Care	94.51%
Short-Term Investment & Securities Lending Collateral	27.04%
Financial Services	0.99%

122.54%
Other Assets & Liabilities, Net	(22.54%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Restricted securities as of June 30, 2006:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrant (Exp. 03/01/11) 03/08/06	$-	$32,023	0.02%
ChemoCentryx 06/13/06	700,000	700,000	0.57%
Merrimack Pharmaceuticals 03/24/06	677,700	677,700	0.55%
Microbia Inc ‘E’ 02/21/06	955,000	955,000	0.78%

	$2,332,700	$2,364,723	1.92%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.85%

Autos & Transportation - 4.85%

Laidlaw International Inc	1,976,800	$49,815,360
Overseas Shipholding Group Inc	645,300	38,169,495
Teekay Shipping Corp †	641,100	26,823,624
YRC Worldwide Inc * †	1,101,400	46,379,954

		161,188,433

Consumer Discretionary - 19.09%

ARAMARK Corp ‘B’	1,470,400	48,684,944
Belo Corp ‘A’ †	3,531,200	55,086,720
CDW Corp	862,000	47,108,300
Dollar Tree Stores Inc *	2,717,200	72,005,800
Foot Locker Inc	2,102,800	51,497,572
Liz Claiborne Inc †	1,911,900	70,855,014
R.H. Donnelley Corp * †	1,168,386	63,174,631
Republic Services Inc	1,084,371	43,743,526
Royal Caribbean Cruises Ltd † (Liberia)	1,218,000	46,588,500
Sears Holdings Corp * λ	—	42
Service Corp International	8,547,700	69,578,278
The Stanley Works †	1,385,100	65,404,422

		633,727,749

Consumer Staples - 6.04%

Coca-Cola Enterprises Inc	3,214,200	65,473,254
Pilgrim’s Pride Corp †	1,784,900	46,050,420
The Kroger Co	2,509,600	54,859,856
The Pepsi Bottling Group Inc	1,068,400	34,349,060

		200,732,590

Energy - 7.37%

BJ Services Co	972,100	36,220,446
Massey Energy Co †	1,541,800	55,504,800
Smith International Inc	869,400	38,662,218
Sunoco Inc	524,200	36,321,818
The Williams Cos Inc	3,341,200	78,050,432

		244,759,714

Financial Services - 21.39%

A.G. Edwards Inc	630,600	34,884,792
Ameriprise Financial Inc	1,350,800	60,340,236
CBL & Associates Properties Inc REIT	187,500	7,299,375
City National Corp	516,600	33,625,494
DST Systems Inc * †	1,075,800	64,010,100
Health Care Property Investors Inc REIT †	1,226,900	32,807,306
Hudson City Bancorp Inc	2,446,100	32,606,513
Lincoln National Corp	1,067,463	60,247,617
MasterCard Inc ‘A’ * †	888,000	42,624,000
Mellon Financial Corp	1,952,000	67,207,360
PartnerRe Ltd † (Bermuda)	1,095,600	70,173,180
Protective Life Corp	2,002,500	93,356,550
RenaissanceRe Holdings Ltd † (Bermuda)	1,368,400	66,312,664
Willis Group Holdings Ltd † (Bermuda)	1,394,700	44,769,870

		710,265,057

Health Care - 6.87%

Invitrogen Corp *	777,400	51,362,818
Laboratory Corp of America Holdings *	993,400	61,819,282
Sepracor Inc * †	824,300	47,100,502
Triad Hospitals Inc *	1,710,400	67,697,632

		227,980,234

Materials & Processing - 7.41%

Ball Corp	1,387,700	51,400,408
Cabot Corp †	1,457,100	50,299,092
Celanese Corp ‘A’	2,063,100	42,128,502
Louisiana-Pacific Corp	1,221,300	26,746,470
Sigma-Aldrich Corp †	630,600	45,806,784
Temple-Inland Inc	691,500	29,644,605

		246,025,861

Multi-Industry - 1.66%

Fortune Brands Inc	775,600	55,075,356

Producer Durables - 5.05%

Dover Corp	1,213,900	60,003,077
Hubbell Inc ‘B’	908,900	43,309,085
Pitney Bowes Inc	1,556,500	64,283,450

		167,595,612

Technology - 12.95%

Arrow Electronics Inc *	1,060,800	34,157,760
Avaya Inc *	8,557,900	97,731,218
Compuware Corp *	5,242,700	35,126,090
Flextronics International Ltd * (Singapore)	5,023,800	53,352,756
Hyperion Solutions Corp *	1,380,600	38,104,560
Ingram Micro Inc ‘A’ *	2,718,700	49,290,031
Solectron Corp *	12,010,800	41,076,936
Sun Microsystems Inc *	7,569,300	31,412,595
Vishay Intertechnology Inc *	3,150,600	49,558,938

		429,810,884

Utilities - 4.17%

Alltel Corp	1,162,013	74,171,290
Citizens Communications Co	4,924,900	64,269,945

		138,441,235

Total Common Stocks (Cost $3,090,383,600)		3,215,602,725

	Principal Amount

SHORT-TERM INVESTMENT - 4.03%

Repurchase Agreement - 4.03%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $133,961,543; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $108,451,392, and 4.000% due 08/31/07 and market value $28,143,613)	$133,913,000	133,913,000

Total Short-Term Investment (Cost $133,913,000)		133,913,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.88% (Cost $3,224,296,600)		3,349,515,725

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.26%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $274,325,660)	274,325,660	$274,325,660

TOTAL INVESTMENTS - 109.14% (Cost $3,498,622,260)		3,623,841,385

OTHER ASSETS & LIABILITIES, NET - (9.14%)		(303,634,275)

NET ASSETS - 100.00%		3,320,207,110

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	21.39%
Consumer Discretionary	19.09%
Technology	12.95%
Short-Term Investment & Securities Lending Collateral	12.29%
Materials & Processing	7.41%
Energy	7.37%
Health Care	6.87%
Consumer Staples	6.04%
Producer Durables	5.05%
Autos & Transportation	4.85%
Utilities	4.17%
Multi-Industry	1.66%

109.14%
Other Assets & Liabilities, Net	(9.14%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO (Formerly Blue Chip Portfolio)
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.71%

Autos & Transportation - 0.85%

Expeditors International of Washington Inc	202,650	$11,350,427

Consumer Discretionary - 19.14%

Best Buy Co Inc	341,750	18,741,570
Google Inc ‘A’ *	119,175	49,973,653
Lowe’s Cos Inc	381,925	23,171,390
Monster Worldwide Inc *	356,850	15,223,221
Nordstrom Inc	538,550	19,657,075
Office Depot Inc *	339,000	12,882,000
Staples Inc	550,575	13,389,984
Starbucks Corp *	1,139,600	43,031,296
Starwood Hotels & Resorts Worldwide Inc	334,525	20,185,238
The McGraw-Hill Cos Inc	256,900	12,904,087
Wal-Mart Stores Inc	554,000	26,686,180

		255,845,694

Consumer Staples - 10.12%

CVS Corp	437,225	13,422,808
Hansen Natural Corp * †	81,400	15,496,118
PepsiCo Inc	637,450	38,272,498
The Procter & Gamble Co	739,800	41,132,880
Whole Foods Market Inc	415,925	26,885,392

		135,209,696

Energy - 4.08%

Halliburton Co	452,675	33,593,012
National Oilwell Varco Inc *	329,725	20,878,187

		54,471,199

Financial Services - 18.33%

BlackRock Inc ‘A’	123,650	17,208,370
CB Richard Ellis Group Inc ‘A’ *	852,800	21,234,720
Chicago Mercantile Exchange Holdings Inc †	71,775	35,252,291
JPMorgan Chase & Co	399,100	16,762,200
Lehman Brothers Holdings Inc	279,225	18,191,509
Prudential Financial Inc	412,825	32,076,502
State Street Corp	324,225	18,834,230
The Chubb Corp	348,600	17,395,140
The Goldman Sachs Group Inc	312,900	47,069,547
The Hartford Financial Services Group Inc	246,950	20,891,970

		244,916,479

Health Care - 10.95%

DaVita Inc *	397,050	19,733,385
Express Scripts Inc *	193,700	13,896,038
Genentech Inc *	377,125	30,848,825
Gilead Sciences Inc *	470,875	27,856,965
Quest Diagnostics Inc	243,175	14,571,046
WellPoint Inc *	271,675	19,769,790
Wyeth	443,750	19,706,938

		146,382,987

Materials & Processing - 3.83%

Archer-Daniels-Midland Co	489,775	20,217,912
Phelps Dodge Corp	111,275	9,142,354
Precision Castparts Corp	364,750	21,797,460

		51,157,726

Multi-Industry - 3.94%

General Electric Co	1,202,100	39,621,216
Johnson Controls Inc	158,000	12,990,760

		52,611,976

Producer Durables - 7.79%

Caterpillar Inc	458,525	34,150,942
Emerson Electric Co	389,825	32,671,233
United Technologies Corp	589,025	37,355,966

		104,178,141

Technology - 17.68%

Akamai Technologies Inc * †	379,875	13,747,676
Apple Computer Inc *	429,675	24,543,036
Cisco Systems Inc *	1,414,025	27,615,908
Cognizant Technology Solutions Corp ‘A’ *	332,125	22,375,261
Corning Inc *	881,325	21,319,252
Hewlett-Packard Co	758,700	24,035,616
Motorola Inc	650,500	13,107,575
Network Appliance Inc * †	794,775	28,055,558
QUALCOMM Inc	471,900	18,909,033
SanDisk Corp * †	347,225	17,701,530
Texas Instruments Inc	819,500	24,822,655

		236,233,100

Total Common Stocks (Cost $1,314,135,377)		1,292,357,425

	Principal Amount

SHORT-TERM INVESTMENT - 4.01%

Repurchase Agreement - 4.01%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $53,647,440; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $54,701,272)	$53,628,000	53,628,000

Total Short-Term Investment (Cost $53,628,000)		53,628,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.72% (Cost $1,367,763,377)		1,345,985,425

	Shares

SECURITIES LENDING COLLATERAL - 2.90%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $38,675,269)	38,675,269	38,675,269

TOTAL INVESTMENTS - 103.62% (Cost $1,406,438,646)		1,384,660,694

OTHER ASSETS & LIABILITIES, NET - (3.62%)		(48,361,095)

NET ASSETS - 100.00%		$1,336,299,599

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO (Formerly Blue Chip Portfolio)
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	19.14%
Financial Services	18.33%
Technology	17.68%
Health Care	10.95%
Consumer Staples	10.12%
Producer Durables	7.79%
Short-Term Investment & Securities Lending Collateral	6.91%
Energy	4.08%
Multi-Industry	3.94%
Materials & Processing	3.83%
Auto & Transportation	0.85%

103.62%
Other Assets & Liabilities, Net	(3.62%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.21%

Autos & Transportation - 1.71%

FedEx Corp	10,540	$1,231,704

Consumer Discretionary - 19.65%

Advance Auto Parts Inc	34,530	997,917
CarMax Inc *	28,710	1,018,057
eBay Inc *	25,140	736,351
Electronic Arts Inc *	13,310	572,862
Getty Images Inc * †	16,420	1,042,834
ITT Educational Services Inc *	12,470	820,651
Kohl’s Corp *	12,320	728,358
Namco Bandai Holdings Inc (Japan)	24,800	376,854
Nike Inc ‘B’	19,040	1,542,240
PetSmart Inc	38,060	974,336
Strayer Education Inc	7,710	748,795
The Estee Lauder Cos Inc ‘A’	18,940	732,410
Urban Outfitters Inc *	53,280	931,867
Viacom Inc ‘B’ *	29,502	1,057,352
Wal-Mart Stores Inc	15,370	740,373
Yahoo! Inc *	34,430	1,136,190

		14,157,447

Consumer Staples - 5.13%

Altria Group Inc	20,230	1,485,489
Grupo Modelo SA ‘C’ (Mexico)	73,600	279,052
Nestle SA (Switzerland)	6,154	1,932,957

		3,697,498

Energy - 2.02%

National Oilwell Varco Inc *	7,200	455,904
NRG Energy Inc *	20,780	1,001,180

		1,457,084

Financial Services - 16.08%

Affiliated Managers Group Inc * †	7,920	688,169
American Express Co	17,660	939,865
Bank of America Corp	27,194	1,308,031
Berkshire Hathaway Inc ‘B’ *	390	1,186,770
Commerce Bancorp Inc †	28,880	1,030,150
Franklin Resources Inc	8,230	714,446
Investors Financial Services Corp †	18,890	848,161
JPMorgan Chase & Co	28,730	1,206,660
New York Community Bancorp Inc †	47,390	782,409
SLM Corp	14,940	790,625
The PNC Financial Services Group Inc	9,980	700,297
The St. Paul Travelers Cos Inc	31,160	1,389,113

		11,584,696

Health Care - 20.36%

Advanced Medical Optics Inc * †	22,660	1,148,862
Amgen Inc *	24,470	1,596,178
Bayer AG (Germany)	13,000	598,263
Eli Lilly & Co	19,510	1,078,318
Endo Pharmaceuticals Holdings Inc *	18,250	601,885
Gen-Probe Inc *	4,830	260,723
Genzyme Corp *	19,876	1,213,430
Johnson & Johnson	40,980	2,455,522
MedImmune Inc *	11,940	323,574
Medtronic Inc	17,140	804,209
Millipore Corp *	14,850	935,402
St. Jude Medical Inc *	21,250	688,925
Ventana Medical Systems Inc *	11,280	532,190
Wyeth	54,740	2,431,003

		14,668,484

Integrated Oils - 8.05%

Exxon Mobil Corp	34,020	2,087,127
GlobalSantaFe Corp (Cayman)	21,163	1,222,163
Hess Corp	29,300	1,548,505
Noble Corp (Cayman)	12,620	939,180

		5,796,975

Materials & Processing - 4.86%

BHP Billiton Ltd ADR † (Australia)	24,680	1,062,968
Cemex SA de CV ADR (Mexico)	4,790	272,886
Owens-Illinois Inc *	88,770	1,487,785
Praxair Inc	12,600	680,400

		3,504,039

Multi-Industry - 2.52%

Tyco International Ltd (Bermuda)	66,035	1,815,963

Producer Durables - 1.49%

United Technologies Corp	16,970	1,076,237

Technology - 16.34%

Adobe Systems Inc *	13,170	399,841
Cisco Systems Inc *	68,100	1,329,993
Dell Inc *	65,910	1,608,863
Intel Corp	74,760	1,416,702
Juniper Networks Inc *	73,980	1,182,940
Micros Systems Inc *	23,770	1,038,274
Nice Systems Ltd ADR * (Israel)	37,840	1,064,818
Nortel Networks Corp * (Canada)	253,560	567,974
Oracle Corp *	71,134	1,030,732
Samsung Electronics Co Ltd GDR ~ (South Korea)	2,050	644,213
Symantec Corp *	63,902	993,044
TomTom NV * (Netherlands)	12,660	492,422

		11,769,816

Utilities - 1.00%

Constellation Energy Group Inc	13,250	722,390

Total Common Stocks (Cost $71,302,268)		71,482,333

	Principal Amount

SHORT-TERM INVESTMENT - 1.90%

Commercial Paper - 1.90%

AIG Funding Inc 5.260% due 07/03/06	$1,373,000	1,372,599

Total Short-Term Investment (Cost $1,372,599)		1,372,599

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.11% (Cost $72,674,867)		72,854,932

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.74%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $5,571,741)	5,571,741	$5,571,741

TOTAL INVESTMENTS - 108.85% (Cost $78,246,608)		78,426,673

OTHER ASSETS & LIABILITIES, NET - (8.85%)		(6,373,510)

NET ASSETS - 100.00%		$72,053,163

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Health Care	20.36%
Consumer Discretionary	19.65%
Technology	16.34%
Financial Services	16.08%
Short-Term Investment & Securities Lending Collateral	9.64%
Integrated Oils	8.05%
Consumer Staples	5.13%
Materials & Processing	4.86%
Multi-Industry	2.52%
Energy	2.02%
Autos & Transportation	1.71%
Producer Durables	1.49%
Utilities	1.00%

108.85%
Other Assets & Liabilities, Net	(8.85%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.26%

Australia - 1.17%

QBE Insurance Group Ltd †	2,504,235	$38,148,499

Austria - 0.83%

Erste Bank der Oesterreichischen Sparkassen AG †	480,687	27,052,208

Bermuda - 1.71%

Esprit Holdings Ltd †	4,129,500	33,711,072
Li & Fung Ltd †	10,887,600	22,009,879

		55,720,951

Brazil - 0.51%

Cia Vale do Rio Doce ADR	690,760	16,605,870

Canada - 0.84%

Canadian National Railway Co	628,370	27,491,188

Cayman - 0.94%

Hutchison Telecommunications International Ltd * †	19,039,000	30,643,614

France - 20.82%

AXA †	2,829,848	92,876,840
Credit Agricole SA †	1,787,222	68,006,925
L’Air Liquide SA †	247,204	48,155,205
L’Air Liquide SA - Registered * +	196,596	38,296,857
Legrand SA	934,421	26,293,775
L’Oreal SA †	181,200	17,115,767
LVMH Moet Hennessy Louis Vuitton SA †	696,317	69,112,466
Pernod-Ricard SA †	278,944	55,301,434
Sanofi-Aventis †	737,796	72,002,654
Schneider Electric SA †	1,011,709	105,463,187
Total SA †	1,314,390	86,496,253

		679,121,363

Germany - 3.49%

Bayer AG	1,114,177	51,274,687
E.ON AG †	544,444	62,673,420

		113,948,107

Hong Kong - 0.72%

CNOOC Ltd †	29,369,000	23,445,888

Indonesia - 0.58%

P.T. Bank Central Asia Tbk	42,522,500	18,821,359

Italy - 3.34%

Assicurazioni Generali SPA †	1,291,731	47,054,345
FASTWEB SPA * †	202,437	8,798,344
UniCredito Italiano SPA †	6,761,296	52,925,996

		108,778,685

Japan - 15.57%

Asahi Glass Co Ltd †	4,808,000	60,961,272
Bridgestone Corp †	2,050,600	39,510,425
Canon Inc †	1,230,600	60,325,638
FANUC Ltd	195,900	17,597,448
Kao Corp †	1,236,000	32,347,256
Nintendo Co Ltd	274,500	46,053,827
Nitto Denko Corp †	347,000	24,712,076
OMRON Corp	964,300	24,562,517
ORIX Corp	78,180	19,094,119
Ricoh Co Ltd	2,525,000	49,533,598
Shinsei Bank Ltd	6,344,000	40,190,493
Tokyo Gas Co Ltd †	4,701,000	22,141,201
Toyota Motor Corp	1,353,600	70,849,913

		507,879,783

Mexico - 1.07%

Grupo Televisa SA ADR	1,805,810	34,870,191

Singapore - 1.17%

Singapore Telecommunications Ltd †	23,700,350	38,031,961

South Korea - 3.11%

Samsung Electronics Co Ltd	159,817	101,575,390

Spain - 3.29%

Banco Bilbao Vizcaya Argentaria SA †	3,254,628	66,938,360
Iberdrola SA †	1,175,988	40,506,704

		107,445,064

Sweden - 1.97%

Svenska Handelsbanken AB ‘A’ †	750,200	19,336,798
Telefonaktiebolaget LM Ericsson ‘B’	13,580,830	44,912,461

		64,249,259

Switzerland - 12.91%

Actelion Ltd *	105,300	10,611,394
Julius Baer Holding AG	508,174	44,143,862
Nestle SA †	369,593	116,088,268
Roche Holding AG	626,376	103,546,350
Swiss Reinsurance Co †	791,811	55,343,544
UBS AG (LI)	834,244	91,438,956

		421,172,374

Thailand - 0.52%

Bangkok Bank PCL	6,124,315	17,029,837

United Kingdom - 21.20%

AstraZeneca PLC	814,911	49,186,706
BG Group PLC	1,914,823	25,583,143
Diageo PLC	3,446,916	57,972,337
GlaxoSmithKline PLC	2,807,395	78,443,217
Ladbrokes PLC	5,151,068	38,816,140
NEXT PLC	933,814	28,181,749
Reckitt Benckiser PLC	3,168,888	118,371,096
Royal Dutch Shell PLC ‘A’	1,485,133	49,983,210
Smith & Nephew PLC	3,940,910	30,352,812
Smiths Group PLC	1,639,087	27,006,426
Tesco PLC	11,097,093	68,539,842
William Hill PLC	6,206,797	71,907,804
WPP Group PLC	3,900,799	47,211,808

		691,556,290

United States - 0.50%

Synthes Inc	134,044	16,172,337

Total Common Stocks (Cost $2,734,317,600)		3,139,760,218

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.03%

Commercial Paper - 2.35%

AIG Funding Inc 5.260% due 07/03/06	$3,384,000	$3,383,011
Citigroup Funding Inc 5.250% due 07/03/06	73,262,000	73,240,632

		76,623,643

U.S. Government Agency Issue - 0.68%

Federal Home Loan Bank 4.870% due 07/03/06	22,116,000	22,110,016

Total Short-Term Investments (Cost $98,733,659)		98,733,659

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.29% (Cost $2,833,051,259)		3,238,493,877

	Shares

SECURITIES LENDING COLLATERAL - 21.12%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $688,803,040)	688,803,040	688,803,040

TOTAL INVESTMENTS - 120.41% (Cost $3,521,854,299)		3,927,296,917

OTHER ASSETS & LIABILITIES, NET - (20.41%)		(665,822,801)

NET ASSETS - 100.00%		$3,261,474,116

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	24.15%
Financial Services	21.41%
Consumer Discretionary	13.53%
Consumer Staples	12.76%
Health Care	12.62%
Technology	8.61%
Utilities	6.22%
Materials & Processing	5.79%
Integrated Oils	5.69%
Producer Durables	4.58%
Autos & Transportation	4.22%
Multi-Industry	0.83%

120.41%
Other Assets & Liabilities, Net	(20.41%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.33%

Autos & Transportation - 2.52%

United Parcel Service Inc ‘B’ - 0.76%	197,800	$16,284,874
Other Securities - 1.76%		37,391,887

		53,676,761

Consumer Discretionary - 12.20%

Google Inc ‘A’ * - 0.72%	36,780	15,422,957
The Home Depot Inc - 0.63%	373,050	13,351,460
The Walt Disney Co - 0.56%	400,106	12,003,180
Time Warner Inc - 0.63%	774,460	13,398,158
Wal-Mart Stores Inc - 1.02%	449,800	21,666,866
Other Securities - 8.64%		183,991,500

		259,834,121

Consumer Staples - 7.50%

Altria Group Inc - 1.29%	373,552	27,429,923
PepsiCo Inc - 0.84%	298,280	17,908,731
The Coca-Cola Co - 0.75%	370,900	15,956,118
The Procter & Gamble Co - 1.55%	594,379	33,047,473
Other Securities - 3.07%		65,343,200

		159,685,445

Energy - 2.81%

Other Securities - 2.81%		59,931,910

Financial Services - 21.75%

American Express Co - 0.55%	221,800	11,804,196
American International Group Inc - 1.28%	463,742	27,383,965
Bank of America Corp - 1.85%	818,197	39,355,276
Citigroup Inc - 2.04%	899,019	43,368,677
JPMorgan Chase & Co - 1.25%	631,982	26,543,244
Merrill Lynch & Co Inc - 0.54%	165,531	11,514,336
Morgan Stanley - 0.58%	194,103	12,269,251
The Goldman Sachs Group Inc - 0.55%	78,500	11,808,755
U.S. Bancorp - 0.47%	326,599	10,085,377
Wachovia Corp - 0.75%	296,332	16,025,635
Wells Fargo & Co - 0.95%	301,505	20,224,955
Other Securities - 10.94%		233,059,860

		463,443,527

Health Care - 11.60%

Abbott Laboratories - 0.57%	277,700	12,110,497
Amgen Inc * - 0.64%	208,840	13,622,633
Eli Lilly & Co - 0.52%	202,600	11,197,702
Johnson & Johnson - 1.49%	531,522	31,848,798
Medtronic Inc - 0.48%	216,300	10,148,796
Merck & Co Inc - 0.68%	396,600	14,448,138
Pfizer Inc - 1.45%	1,316,997	30,909,920
UnitedHealth Group Inc - 0.51%	243,404	10,899,631
Wyeth - 0.50%	239,800	10,649,518
Other Securities - 4.76%		101,407,585

		247,243,218

Integrated Oils - 7.00%

Chevron Corp - 1.17%	402,334	24,968,848
ConocoPhillips - 0.91%	297,939	19,523,943
Exxon Mobil Corp - 3.15%	1,093,478	67,084,875
Schlumberger Ltd (Netherlands) - 0.63%	205,800	13,399,638
Other Securities - 1.14%		24,231,748

		149,209,052

Materials & Processing - 3.52%

Other Securities - 3.52%		74,976,645

Multi-Industry - 4.69%

3M Co - 0.52%	136,700	11,041,259
General Electric Co - 2.90%	1,876,200	61,839,552
Other Securities - 1.27%		26,990,846

		99,871,657

Producer Durables - 4.49%

The Boeing Co - 0.56%	146,561	12,004,812
United Technologies Corp - 0.55%	183,200	11,618,544
Other Securities - 3.38%		71,997,384

		95,620,740

Technology - 12.12%

Cisco Systems Inc * - 1.01%	1,102,016	21,522,372
Dell Inc * - 0.47%	407,900	9,956,839
Hewlett-Packard Co - 0.76%	511,873	16,216,137
Intel Corp - 0.94%	1,060,020	20,087,379
International Business Machines Corp - 1.03%	285,081	21,899,922
Microsoft Corp - 1.74%	1,592,172	37,097,608
Oracle Corp * - 0.48%	706,836	10,242,054
QUALCOMM Inc - 0.56%	295,000	11,820,650
Other Securities - 5.13%		109,283,905

		258,126,866

Utilities - 7.13%

AT&T Inc - 0.92%	701,189	19,556,161
BellSouth Corp - 0.55%	323,700	11,717,940
Sprint Nextel Corp - 0.49%	524,227	10,479,298
Verizon Communications Inc - 0.82%	522,754	17,507,031
Other Securities - 4.35%		92,699,507

		151,959,937

Total Common Stocks (Cost $1,989,635,505)		2,073,579,879

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.44%

Repurchase Agreement - 2.44%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $52,034,856; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $53,060,824)	$52,016,000	52,016,000

Total Short-Term Investment (Cost $52,016,000)		52,016,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.77% (Cost $2,041,651,505)		2,125,595,879

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.91%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $62,082,253)	62,082,253	$62,082,253

TOTAL INVESTMENTS - 102.68% (Cost $2,103,733,758)		2,187,678,132

OTHER ASSETS & LIABILITIES, NET - (2.68%)		(57,108,520)

NET ASSETS - 100.00%		$2,130,569,612

Notes to Summary Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	21.75%
Consumer Discretionary	12.20%
Technology	12.12%
Health Care	11.60%
Consumer Staples	7.50%
Utilities	7.13%
Integrated Oils	7.00%
Short-Term Investment & Securities Lending Collateral	5.35%
Multi-Industry	4.69%
Producer Durables	4.49%
Materials & Processing	3.52%
Energy	2.81%
Autos & Transportation	2.52%

102.68%
Other Assets & Liabilities, Net	(2.68%)

100.00%

(b) The amount of $2,709,000 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of June 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

S&P 500 (09/06)	178	$56,345,184	$587,493

(c) Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2006.
(d) A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Autos & Transportation - 0.00%

TIMCO Aviation Services Inc * - 0.00% Exp. 02/27/07	362	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 87.39%

Autos & Transportation - 3.57%

Florida East Coast Industries Inc † - 0.13%	25,700	1,344,881
JetBlue Airways Corp * - 0.14%	124,700	1,513,858
Westinghouse Air Brake Technologies Corp - 0.12%	35,910	1,343,034
Other Securities - 3.18%		34,466,140

		38,667,913

Consumer Discretionary - 16.72%

aQuantive Inc * † - 0.13%	56,300	1,426,079
Aztar Corp * † - 0.13%	27,400	1,423,704
Big Lots Inc * † - 0.14%	88,400	1,509,872
Gaylord Entertainment Co * † - 0.12%	30,100	1,313,564
Payless ShoeSource Inc * † - 0.13%	49,300	1,339,481
Phillips-Van Heusen Corp - 0.15%	43,300	1,652,328
Waste Connections Inc * - 0.12%	35,500	1,292,200
Other Securities - 15.80%		171,052,758

		181,009,986

Consumer Staples - 1.73%

Other Securities - 1.73%		18,733,713

Energy - 4.22%

Hanover Compressor Co * † - 0.12%	71,300	1,339,014
The Houston Exploration Co * - 0.13%	23,100	1,413,489
Universal Compression Holdings Inc * - 0.12%	20,600	1,297,182
Veritas DGC Inc * † - 0.14%	28,200	1,454,556
Other Securities - 3.71%		40,152,572

		45,656,813

Financial Services - 20.55%

Alexandria Real Estate Equities Inc REIT - 0.15%	17,900	1,587,372
Cathay General Bancorp † - 0.12%	35,448	1,289,598
First Midwest Bancorp Inc - 0.14%	39,458	1,463,103
Highwoods Properties Inc REIT † - 0.13%	40,040	1,448,647
Home Properties Inc REIT † - 0.14%	27,300	1,515,423
LaSalle Hotel Properties REIT † - 0.13%	30,400	1,407,520
Ohio Casualty Corp - 0.13%	47,100	1,400,283
Post Properties Inc REIT † - 0.13%	31,600	1,432,744
SVB Financial Group * † - 0.12%	28,400	1,291,064
Texas Regional Bancshares Inc ‘A’ - 0.12%	34,017	1,289,925
Other Securities - 19.24%		208,362,280

		222,487,959

Health Care - 10.19%

Healthways Inc * † - 0.13%	26,500	1,394,960
Hologic Inc * - 0.16%	34,900	1,722,664
Magellan Health Services Inc * † - 0.12%	29,500	1,336,645
Mentor Corp † - 0.12%	30,800	1,339,800
MGI PHARMA Inc * † - 0.12%	60,700	1,305,050
OSI Pharmaceuticals Inc * - 0.14%	44,000	1,450,240
Other Securities - 9.40%		101,778,144

		110,327,503

Integrated Oils - 0.31%

Other Securities - 0.31%		3,361,602

Materials & Processing - 8.03%

Acuity Brands Inc † - 0.12%	33,200	1,291,812
Cleveland-Cliffs Inc † - 0.12%	16,300	1,292,427
Lone Star Technologies Inc * - 0.12%	24,400	1,318,088
Maverick Tube Corp * † - 0.16%	27,300	1,725,087
Oregon Steel Mills Inc * † - 0.13%	27,600	1,398,216
Quanex Corp - 0.12%	29,949	1,289,903
Other Securities - 7.26%		78,630,299

		86,945,832

Multi-Industry - 0.28%

Other Securities - 0.28%		3,044,985

Producer Durables - 6.40%

Cymer Inc * † - 0.13%	30,500	1,417,030
General Cable Corp * † - 0.13%	39,300	1,375,500
Genlyte Group Inc * † - 0.12%	18,400	1,332,712
InterDigital Communications Corp * † - 0.14%	42,000	1,466,220
Polycom Inc * † - 0.13%	64,600	1,416,032
Varian Semiconductor Equipment Associates Inc * † - 0.12%	39,649	1,292,954
Other Securities - 5.63%		60,935,348

		69,235,796

Technology - 11.90%

3Com Corp * † - 0.14%	289,300	1,481,216
Brocade Communications Systems Inc * - 0.12%	210,400	1,291,856
CommScope Inc * † - 0.12%	42,900	1,347,918
FormFactor Inc * † - 0.13%	32,100	1,432,623
Microsemi Corp * † - 0.12%	53,600	1,306,768
RSA Security Inc * † - 0.15%	58,500	1,590,615
SiRF Technology Holdings Inc * † - 0.12%	40,100	1,292,022
Other Securities - 11.00%		119,066,042

		128,809,060

Utilities - 3.49%

Nicor Inc † - 0.12%	32,800	1,361,200
Other Securities - 3.37%		36,491,195

		37,852,395

Total Common Stocks (Cost $839,933,072)		946,133,557

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 10.33%

Repurchase Agreement - 10.33%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $111,913,554; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $114,112,737)	$111,873,000	$111,873,000

Total Short-Term Investment (Cost $111,873,000)		111,873,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.72% (Cost $951,806,072)		1,058,006,557

	Shares
SECURITIES LENDING COLLATERAL - 24.91%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $269,686,587)	269,686,587	269,686,587

TOTAL INVESTMENTS - 122.63% (Cost $1,221,492,659)		1,327,693,144

OTHER ASSETS & LIABILITIES, NET - (22.63%)		(244,980,175)

NET ASSETS - 100.00%		$1,082,712,969

Notes to Summary Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	35.24%
Financial Services	20.55%
Consumer Discretionary	16.72%
Technology	11.90%
Health Care	10.19%
Materials & Processing	8.03%
Producer Durables	6.40%
Energy	4.22%
Autos & Transportation	3.57%
Utilities	3.49%
Consumer Staples	1.73%
Integrated Oils	0.31%
Multi-Industry	0.28%

122.63%
Other Assets & Liabilities, Net	(22.63%)

100.00%

(b) The amount of $4,063,500 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of June 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Russell 2000 (09/06)	328	$116,987,650	$2,976,874

(c) Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2006.
(d) A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.94%

Autos & Transportation - 11.11%

Bristow Group Inc * †	146,730	$5,282,280
Forward Air Corp †	277,300	11,294,429
Heartland Express Inc †	839,746	15,023,064
Hub Group Inc ‘A’ *	327,200	8,026,216
Modine Manufacturing Co	275,847	6,443,786
Winnebago Industries Inc †	83,400	2,588,736

		48,658,511

Consumer Discretionary - 23.92%

Central Garden & Pet Co * †	132,791	5,716,653
Courier Corp †	144,245	5,772,685
Elizabeth Arden Inc * †	224,200	4,008,696
Emmis Communications Corp ‘A’ * †	331,055	5,177,700
G&K Services Inc ‘A’	220,757	7,571,965
Guitar Center Inc * †	67,500	3,001,725
Houston Wire & Cable Co *	120,000	2,064,000
J. Crew Group Inc * #	7,900	216,855
Journal Communications Inc ‘A’	379,600	4,266,704
Journal Register Co	628,800	5,634,048
Korn/Ferry International *	260,200	5,097,318
LoJack Corp * †	234,443	4,421,595
MWI Veterinary Supply Inc * †	88,700	3,231,341
Navigant Consulting Inc *	304,000	6,885,600
RC2 Corp *	95,462	3,690,561
Ritchie Bros. Auctioneers Inc (Canada)	167,358	8,900,098
Rollins Inc †	551,317	10,827,866
The Steak n Shake Co * †	394,286	5,969,490
Universal Technical Institute Inc * †	147,500	3,247,950
Watson Wyatt Worldwide Inc ‘A’	256,068	8,998,230

		104,701,080

Energy - 8.94%

Aventine Renewable Energy Holdings Inc * #	1,600	62,240
Berry Petroleum Co ‘A’ †	161,600	5,357,040
CARBO Ceramics Inc †	239,161	11,749,980
Hydril Co * †	66,700	5,237,284
TETRA Technologies Inc * †	552,266	16,728,137

		39,134,681

Financial Services - 12.61%

American Equity Investment Life Holding Co †	268,376	2,860,888
Amerisafe Inc * †	226,100	2,812,684
Boston Private Financial Holdings Inc †	155,931	4,350,475
FactSet Research Systems Inc	108,900	5,150,970
Financial Federal Corp †	208,112	5,787,595
H&E Equipment Services Inc *	111,900	3,295,455
Hilb Rogal & Hobbs Co †	158,200	5,896,114
ITLA Capital Corp †	58,667	3,084,711
Online Resources Corp *	15,902	164,427
Texas Capital Bancshares Inc * †	105,800	2,465,140
W.P. Stewart & Co Ltd † (Bermuda)	231,230	3,519,320
Wilshire Bancorp Inc †	258,400	4,656,368
Wintrust Financial Corp †	219,225	11,147,591

		55,191,738

Health Care - 8.15%

Apria Healthcare Group Inc * †	222,100	4,197,690
Computer Programs & Systems Inc †	126,500	5,054,940
Healthspring Inc *	142,800	2,677,500
ICU Medical Inc * †	150,300	6,348,672
KV Pharmaceutical Co ‘A’ * †	362,208	6,758,801
Landauer Inc †	77,312	3,703,245
LCA-Vision Inc †	86,700	4,587,297
Young Innovations Inc †	66,231	2,333,318

		35,661,463

Materials & Processing - 9.55%

AMCOL International Corp †	201,100	5,298,985
Cabot Microelectronics Corp * †	167,700	5,082,987
CLARCOR Inc †	229,800	6,845,742
Drew Industries Inc * †	132,800	4,302,720
Griffon Corp *	92,600	2,416,860
Interline Brands Inc *	209,300	4,893,434
RBC Bearings Inc *	126,000	2,860,200
Rockwood Holdings Inc * †	240,300	5,529,303
Spartech Corp †	202,180	4,569,268

		41,799,499

Producer Durables - 13.20%

ACCO Brands Corp *	210,400	4,607,760
Actuant Corp ‘A’ †	137,200	6,853,140
Argon ST Inc * †	194,893	5,190,001
Bucyrus International Inc ‘A’	249,750	12,612,375
IDEX Corp	73,200	3,455,040
Plantronics Inc †	245,200	5,445,892
Regal-Beloit Corp †	269,922	11,917,056
The Middleby Corp * †	89,100	7,712,496

		57,793,760

Technology - 7.46%

j2 Global Communications Inc * †	336,000	10,489,920
Kanbay International Inc * †	345,300	5,020,662
Methode Electronics Inc †	490,493	5,155,081
ScanSource Inc * †	409,930	12,019,148

		32,684,811

Total Common Stocks (Cost $380,549,238)		415,625,543

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.99%

Repurchase Agreement - 4.99%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $21,880,929; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $12,793,918, 3.875% due 09/15/10 and market value $7,506,530, 4.375% due 08/15/12 and market value $1,872,726, and 6.500% due 10/15/06 and market value $137,363)	$21,873,000	21,873,000

Total Short-Term Investment (Cost $21,873,000)		21,873,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.93% (Cost $402,422,238)		437,498,543

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.72%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $108,209,624)	108,209,624	$108,209,624

TOTAL INVESTMENTS - 124.65% (Cost $510,631,862)		545,708,167

OTHER ASSETS & LIABILITIES, NET - (24.65%)		(107,914,729)

NET ASSETS - 100.00%		$437,793,438

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	29.71%
Consumer Discretionary	23.92%
Producer Durables	13.20%
Financial Services	12.61%
Autos & Transportation	11.11%
Materials & Processing	9.55%
Energy	8.94%
Health Care	8.15%
Technology	7.46%

124.65%
Other Assets & Liabilities, Net	(24.65%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.13%

Autos & Transportation - 7.46%

Arkansas Best Corp †	124,200	$6,236,082
ArvinMeritor Inc †	434,100	7,462,179
Frontline Ltd † (Bermuda)	56,200	2,127,170
General Maritime Corp †	187,700	6,937,392
Ship Finance International Ltd (Bermuda)	2,810	48,641
Skywest Inc †	187,800	4,657,440
Teekay Shipping Corp †	72,800	3,045,952
Tidewater Inc †	45,900	2,258,280
Werner Enterprises Inc †	370,700	7,514,089

		40,287,225

Consumer Discretionary - 7.61%

ABM Industries Inc †	313,500	5,360,850
Banta Corp †	123,200	5,707,856
Brown Shoe Co Inc †	145,800	4,968,864
CKE Restaurants Inc †	332,500	5,522,825
Journal Register Co †	450,000	4,032,000
Kellwood Co †	207,600	6,076,452
Kelly Services Inc ‘A’	46,300	1,257,971
Russell Corp	171,800	3,119,888
Sturm, Ruger & Co Inc †	141,000	881,250
The Cato Corp ‘A’ †	161,850	4,183,822

		41,111,778

Consumer Staples - 9.30%

Chiquita Brands International Inc †	389,700	5,370,066
Fresh Del Monte Produce Inc † (Cayman)	310,600	5,364,062
Pilgrim’s Pride Corp †	230,900	5,957,220
Ruddick Corp †	208,500	5,110,335
Sanderson Farms Inc †	253,900	7,106,661
Sensient Technologies Corp †	326,900	6,835,479
The J.M. Smucker Co †	128,800	5,757,360
Universal Corp †	152,300	5,668,606
Weis Markets Inc †	74,300	3,061,160

		50,230,949

Energy - 9.01%

Berry Petroleum Co ‘A’ †	194,800	6,457,620
Cabot Oil & Gas Corp †	83,200	4,076,800
Holly Corp †	162,600	7,837,320
Massey Energy Co †	77,600	2,793,600
Penn Virginia Corp †	100,700	7,036,916
Range Resources Corp †	140,700	3,825,633
St. Mary Land & Exploration Co †	104,900	4,222,225
W&T Offshore Inc †	153,300	5,961,837
Western Refining Inc †	299,400	6,461,052

		48,673,003

Financial Services - 19.31%

Advance America Cash Advance Centers Inc †	490,900	8,610,386
AMCORE Financial Inc †	169,200	4,959,252
American Equity Investment Life Holding Co †	440,200	4,692,532
AmerUs Group Co †	66,000	3,864,300
BancorpSouth Inc †	183,200	4,992,200
CBL & Associates Properties Inc REIT †	54,200	2,110,006
Delphi Financial Group Inc ‘A’ †	203,848	7,411,931
Equity One Inc REIT †	227,900	4,763,110
First Industrial Realty Trust Inc REIT †	155,700	5,907,258
Healthcare Realty Trust Inc REIT †	142,000	4,522,700
Hilb Rogal & Hobbs Co †	166,000	6,186,820
HRPT Properties Trust REIT †	267,200	3,088,832
Infinity Property & Casualty Corp	120,600	4,944,600
LandAmerica Financial Group Inc †	77,100	4,980,660
Nationwide Health Properties Inc REIT	257,800	5,803,078
New Plan Excel Realty Trust Inc REIT †	82,300	2,031,987
Old National Bancorp IN †	140,205	2,799,894
Potlatch Corp REIT †	177,709	6,708,515
Provident Bankshares Corp †	186,000	6,768,540
Scottish Re Group Ltd † (Cayman)	290,000	4,837,200
Susquehanna Bancshares Inc	135,100	3,228,890
Washington Federal Inc	46,788	1,085,014

		104,297,705

Health Care - 5.44%

Arrow International Inc †	184,200	6,054,654
Diagnostic Products Corp †	114,400	6,654,648
Invacare Corp †	176,500	4,391,320
Landauer Inc †	54,100	2,591,390
Owens & Minor Inc †	217,200	6,211,920
West Pharmaceutical Services Inc †	95,700	3,471,996

		29,375,928

Materials & Processing - 20.18%

Acuity Brands Inc	141,000	5,486,310
Agnico-Eagle Mines Ltd (Canada)	201,800	6,675,544
Albany International Corp ‘A’ †	122,800	5,205,492
Barnes Group Inc †	183,400	3,658,830
Cleveland-Cliffs Inc †	56,500	4,479,885
Commercial Metals Co †	181,800	4,672,260
Compass Minerals International Inc †	52,200	1,302,390
Corn Products International Inc †	200,000	6,120,000
Ennis Inc †	72,600	1,428,768
Harsco Corp †	48,500	3,781,060
IAMGOLD Corp (Canada)	848,300	7,549,870
Lennox International Inc †	181,600	4,808,768
Lubrizol Corp	58,600	2,335,210
Methanex Corp (Canada)	236,200	5,002,716
Mueller Industries Inc	158,300	5,228,649
Olin Corp †	289,800	5,196,114
Quanex Corp †	124,900	5,379,443
Rock-Tenn Co ‘A’ †	152,400	2,430,780
RPM International Inc	196,600	3,538,800
Simpson Manufacturing Co Inc †	76,400	2,754,220
Universal Forest Products Inc †	62,400	3,914,352
Valmont Industries Inc	142,100	6,606,229
WD-40 Co †	198,400	6,660,288
Westlake Chemical Corp †	160,700	4,788,860

		109,004,838

Multi-Industry - 0.71%

Lancaster Colony Corp	96,700	3,816,749

Producer Durables - 7.03%

Briggs & Stratton Corp †	188,400	5,861,124
Crane Co †	88,000	3,660,800
Curtiss-Wright Corp †	196,800	6,077,184
Kennametal Inc	86,300	5,372,175
Lincoln Electric Holdings Inc †	155,000	9,710,750
Regal-Beloit Corp †	165,800	7,320,070

		38,002,103

Utilities - 10.08%

Atmos Energy Corp †	142,800	3,985,548
Cleco Corp †	278,200	6,468,150
Duquesne Light Holdings Inc †	378,900	6,229,116
Energen Corp	98,400	3,779,544
National Fuel Gas Co †	109,700	3,854,858
Peoples Energy Corp †	173,200	6,219,612
Southwest Gas Corp †	227,900	7,142,386
UGI Corp	153,200	3,771,784
Vectren Corp †	148,900	4,057,525

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Western Gas Resources Inc †	69,400	$4,153,590
WGL Holdings Inc †	166,600	4,823,070

		54,485,183

Total Common Stocks (Cost $438,361,500)		519,285,461

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.09%

Repurchase Agreement - 1.09%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $5,903,139; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $6,022,296)	$5,901,000	5,901,000

Total Short-Term Investment (Cost $5,901,000)		5,901,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.22% (Cost $444,262,500)		525,186,461

	Shares
SECURITIES LENDING COLLATERAL - 25.29%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $136,614,496)	136,614,496	136,614,496

TOTAL INVESTMENTS - 122.51% (Cost $580,876,996)		661,800,957

OTHER ASSETS & LIABILITIES, NET - (22.51%)		(121,598,919)

NET ASSETS - 100.00%		$540,202,038

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	26.38%
Materials & Processing	20.18%
Financial Services	19.31%
Utilities	10.08%
Consumer Staples	9.30%
Energy	9.01%
Consumer Discretionary	7.61%
Autos & Transportation	7.46%
Producer Durables	7.03%
Health Care	5.44%
Multi-Industry	0.71%

122.51%
Other Assets & Liabilities, Net	(22.51%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.57%

Integrated Oils - 0.27%

Petroleo Brasileiro SA (Brazil)	71,000	$1,415,476

Materials & Processing - 0.30%

Cia Vale do Rio Doce ADR (Brazil)	74,800	1,539,384

Total Preferred Stocks (Cost $654,148)		2,954,860

WARRANTS - 0.00%

Technology - 0.00%

Lucent Technologies Inc * Exp. 12/10/07	14,840	4,007

Total Warrants (Cost $0)		4,007

COMMON STOCKS - 51.69%

Consumer Discretionary - 10.32%

Cendant Corp	572,400	9,324,396
eBay Inc *	95,900	2,808,911
Liberty Global Inc ‘A’ *	366,175	7,872,762
Liberty Global Inc ‘C’ *	371,354	7,638,752
Liberty Media Holding Corp - Capital ‘A’ *	69,500	5,822,015
Liberty Media Holding Corp - Interactive ‘A’ *	242,300	4,182,098
Take-Two Interactive Software Inc * †	1,046,049	11,150,882
Wal-Mart Stores Inc	90,700	4,369,019

		53,168,835

Consumer Staples - 4.59%

Altria Group Inc	185,400	13,613,922
ConAgra Foods Inc	69,200	1,530,012
Constellation Brands Inc ‘A’ *	213,400	5,335,000
Diageo PLC ADR (United Kingdom)	46,800	3,161,340

		23,640,274

Energy - 1.12%

Halliburton Co	30,000	2,226,300
Reliant Energy Inc * †	297,300	3,561,654

		5,787,954

Financial Services - 11.12%

Bank of America Corp	197,992	9,523,415
Capital One Financial Corp	84,300	7,203,435
Countrywide Financial Corp	77,300	2,943,584
Everest Re Group Ltd (Bermuda)	63,900	5,531,823
Freddie Mac	32,100	1,830,021
Genworth Financial Inc ‘A’	167,500	5,835,700
Host Hotels & Resorts Inc REIT	119,400	2,611,278
Platinum Underwriters Holdings Ltd (Bermuda)	98,500	2,756,030
The Bear Stearns Cos Inc	15,400	2,157,232
UBS AG (LI) (Switzerland)	88,538	9,704,382
Wachovia Corp	132,601	7,171,062

		57,267,962

Health Care - 5.63%

Amgen Inc *	41,500	2,707,045
Beckman Coulter Inc	49,200	2,733,060
Human Genome Sciences Inc * †	141,200	1,510,840
Manor Care Inc †	40,100	1,881,492
Medicines Co * †	68,000	1,329,400
MedImmune Inc *	132,900	3,601,590
MGI PHARMA Inc * †	31,500	677,250
Myogen Inc * †	38,800	1,125,200
Pfizer Inc	257,960	6,054,321
Sanofi-Aventis ADR (France)	127,200	6,194,640
Vanda Pharmaceuticals Inc * †	141,100	1,175,363

		28,990,201

Integrated Oils - 1.45%

BP PLC ADR (United Kingdom)	44,200	3,076,762
Exxon Mobil Corp	47,500	2,914,125
Talisman Energy Inc (Canada)	83,100	1,450,137

		7,441,024

Materials & Processing - 0.51%

Praxair Inc	48,900	2,640,600

Multi-Industry - 1.63%

Siemens AG ADR (Germany)	96,400	8,369,448

Producer Durables - 4.04%

Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	100,000	3,647,000
Gamesa Corp Tecnologica SA (Spain)	92,800	1,989,343
Orbital Sciences Corp * †	574,000	9,264,360
United Technologies Corp	93,300	5,917,086

		20,817,789

Technology - 8.10%

Cisco Systems Inc *	334,000	6,523,020
Compuware Corp *	551,400	3,694,380
Hutchinson Technology Inc * †	89,800	1,942,374
International Business Machines Corp	39,900	3,065,118
Juniper Networks Inc *	162,300	2,595,177
Microsoft Corp	607,200	14,147,760
Novell Inc *	575,700	3,816,891
QUALCOMM Inc	16,800	673,176
Symbol Technologies Inc	4,506	48,620
Synopsys Inc *	276,100	5,182,397

		41,688,913

Utilities - 3.18%

IDT Corp ‘B’ * †	479,600	6,613,684
Kinder Morgan Inc	14,900	1,488,361
Sprint Nextel Corp	125,500	2,508,745
The AES Corp *	313,600	5,785,920

		16,396,710

Total Common Stocks (Cost $241,934,676)		266,209,710

	Principal
	Amount
CORPORATE BONDS & NOTES - 13.54%

Autos & Transportation - 0.32%

DaimlerChrysler NA Holding Corp 7.300% due 01/15/12	$1,010,000	1,052,218
Hyundai Motor Manufacturing LLC 5.300% due 12/19/08 ~	600,000	587,560

		1,639,778

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Consumer Discretionary - 2.57%

Caesars Entertainment Inc 7.500% due 09/01/09	$1,075,000	$1,116,864
CBS Corp 7.875% due 07/30/30	155,000	163,115
Chancellor Media Corp 8.000% due 11/01/08	520,000	540,930
Clear Channel Communications Inc 6.250% due 03/15/11 †	725,000	712,674
Echostar DBS Corp 5.750% due 10/01/08	455,000	445,900
Federated Department Stores Inc 6.625% due 09/01/08	745,000	757,279
Hilton Hotels Corp 8.250% due 02/15/11	760,000	800,402
Hyatt Equities LLC 6.875% due 06/15/07 ~	1,020,000	1,026,288
Liberty Media Corp 5.700% due 05/15/13 †	615,000	561,576
7.875% due 07/15/09	275,000	286,076
Limited Brands Inc 6.125% due 12/01/12	1,060,000	1,042,436
MGM MIRAGE 6.000% due 10/01/09	865,000	845,537
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 10/15/07	287,000	291,055
The Gap Inc 6.900% due 09/15/07	665,000	669,264
9.550% due 12/15/08	171,000	184,009
The May Department Stores Co 7.900% due 10/15/07	405,000	413,425
Time Warner Entertainment Co LP 8.375% due 07/15/33	960,000	1,089,196
Tribune Co 5.500% due 10/06/08	580,000	571,239
Univision Communications Inc 3.500% due 10/15/07	1,000,000	966,773
Yum! Brands Inc 7.700% due 07/01/12 †	700,000	753,824

		13,237,862

Consumer Staples - 0.94%

Ahold Finance USA Inc 6.250% due 05/01/09	850,000	843,625
Albertson’s Inc 8.000% due 05/01/31	935,000	847,367
Delhaize America Inc 9.000% due 04/15/31	770,000	848,240
Safeway Inc 6.500% due 03/01/11 †	1,060,000	1,072,357
The Kroger Co 5.500% due 02/01/13 †	1,090,000	1,047,757
Tyson Foods Inc 7.250% due 10/01/06	210,000	210,642

		4,869,988

Financial Services - 4.38%

ABN AMRO NA Holding Capital Trust I 6.523% due 12/01/49 ~ §	670,000	677,953
Barclays Bank PLC (United Kingdom) 6.278% due 12/15/99 §	1,410,000	1,233,820
CIT Group Inc 7.750% due 04/02/12	995,000	1,079,867
Citigroup Inc 6.625% due 06/15/32	460,000	475,067
EOP Operating LP 8.100% due 08/01/10	995,000	1,070,881
Ford Motor Credit Co 5.800% due 01/12/09	338,000	308,960
9.750% due 09/15/10 ~	1,785,000	1,740,736
General Motors Acceptance Corp 8.000% due 11/01/31 †	870,000	838,407
HBOS PLC (United Kingdom) 6.413% due 10/01/99 ~ §	1,400,000	1,257,936
HSBC Finance Capital Trust IX 5.911% due 11/30/35 §	1,100,000	1,051,601
iStar Financial Inc 5.150% due 03/01/12	1,160,000	1,104,249
JPMorgan Chase & Co 5.150% due 10/01/15	1,150,000	1,075,340
Marsh & McLennan Cos Inc 5.875% due 08/01/33 †	750,000	653,426
7.125% due 06/15/09	595,000	612,669
MBIA Inc 5.700% due 12/01/34	528,000	468,624
Merrill Lynch & Co Inc 5.000% due 02/03/14	580,000	543,171
MetLife Inc 5.700% due 06/15/35	600,000	537,009
National City Bank 6.200% due 12/15/11	82,000	83,770
Nationwide Financial Services Inc 5.900% due 07/01/12	480,000	480,091
6.250% due 11/15/11	115,000	116,966
Popular North America Inc 4.700% due 06/30/09	1,335,000	1,291,203
Prudential Holdings LLC 8.695% due 12/18/23 ~	1,085,000	1,291,260
Prudential Insurance Co of America 8.300% due 07/01/25 ~	1,095,000	1,315,766
The Goldman Sachs Capital Inc 6.345% due 02/15/34 †	1,635,000	1,529,013
Vornado Realty LP 5.625% due 06/15/07	1,160,000	1,155,346
Wachovia Bank NA 5.600% due 03/15/16	570,000	553,687

		22,546,818

Health Care - 0.16%

HCA Inc 5.500% due 12/01/09	855,000	828,202

Integrated Oils - 0.69%

Pemex Project Funding Master Trust 7.875% due 02/01/09	1,505,000	1,565,200
Petroleum Export Ltd (Cayman) 4.623% due 06/15/10 ~	1,606,222	1,571,589
PF Export Receivables Master Trust (Cayman) 3.748% due 06/01/13 ~	425,696	393,695

		3,530,484

Materials & Processing - 0.20%

MeadWestvaco Corp 6.850% due 04/01/12	1,005,000	1,024,009

Multi-Industry - 0.08%

Reed Elsevier Capital Inc 4.625% due 06/15/12	450,000	417,402

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Producer Durables - 1.40%

BAE Systems Holdings Inc 4.750% due 08/15/10 ~	$1,070,000	$1,026,184
Beazer Homes USA Inc 6.875% due 07/15/15	590,000	539,850
Centex Corp 4.875% due 08/15/08	645,000	630,573
D.R. Horton Inc 5.375% due 06/15/12 †	640,000	598,802
6.125% due 01/15/14 †	530,000	504,819
K. Hovnanian Enterprises Inc 6.500% due 01/15/14	905,000	819,025
KB Home 5.750% due 02/01/14	740,000	654,328
Lennar Corp 7.625% due 03/01/09	790,000	818,887
Pulte Homes Inc 4.875% due 07/15/09	865,000	834,998
Xerox Corp 9.750% due 01/15/09	735,000	788,288

		7,215,754

Utilities - 2.80%

AT&T Corp 6.000% due 03/15/09 †	52,000	52,153
AT&T Wireless Services Inc 7.875% due 03/01/11	360,000	388,142
8.125% due 05/01/12	455,000	501,283
British Telecom PLC (United Kingdom) 8.875% due 12/15/30	515,000	634,713
CenterPoint Energy Inc 7.250% due 09/01/10	1,040,000	1,083,757
Cox Communications Inc 4.625% due 01/15/10	1,225,000	1,169,405
Dominion Resources Inc 8.125% due 06/15/10	1,020,000	1,095,582
FirstEnergy Corp 7.375% due 11/15/31	990,000	1,065,277
Ipalco Enterprises Inc 8.375% due 11/14/08	525,000	542,062
Kinder Morgan Energy Partners LP 7.300% due 08/15/33	595,000	610,983
Kinder Morgan Inc 6.500% due 09/01/12	870,000	827,694
Mission Energy Holding Co 13.500% due 07/15/08	545,000	610,400
NiSource Finance Corp 7.875% due 11/15/10	1,090,000	1,167,187
Progress Energy Inc 6.850% due 04/15/12	20,000	20,754
PSEG Funding Trust 5.381% due 11/16/07 †	630,000	625,669
TCI Communications Inc 7.875% due 02/15/26	715,000	771,900
Tele-Communications Inc-TCI Group 9.800% due 02/01/12 †	1,105,000	1,276,121
TELUS Corp (Canada) 8.000% due 06/01/11	130,000	140,920
TXU Energy Co LLC 6.125% due 03/15/08	740,000	741,411
Verizon Global Funding Corp 5.850% due 09/15/35	595,000	519,289
7.250% due 12/01/10	530,000	555,572

		14,400,274

Total Corporate Bonds & Notes (Cost $72,023,778)		69,710,571

MORTGAGE-BACKED SECURITIES - 28.06%

Collateralized Mortgage Obligations - 9.45%

Banc of America Commercial Mortgage Inc 4.501% due 07/10/43 "	1,060,000	1,015,539
Banc of America Funding Corp 6.500% due 07/20/32 "	847,232	835,483
Banc of America Mortgage Securities 4.977% due 06/25/35 " §	124,737	124,465
6.500% due 10/25/34 "	699,762	696,700
Bear Stearns Commercial Mortgage Securities 4.000% due 03/13/40 "	1,937,172	1,842,960
Citigroup Mortgage Loan Trust Inc 4.922% due 08/25/35 " §	1,023,503	1,010,910
5.536% due 03/25/36 " §	240,000	238,046
Countrywide Alternative Loan Trust 6.500% due 08/25/32 - 09/25/34 " ±	1,720,260	1,716,612
Deutsche ALT-A Securities Inc Alternate Loan Trust 6.360% due 07/25/36 " §	470,000	469,985
Deutsche ALT-A Securities Inc Mortgage Loan Trust 5.961% due 06/25/36 " §	1,556,519	1,551,363
Fannie Mae 4.684% due 06/25/36 " §	1,538,322	1,334,693
5.000% due 01/25/20 "	1,148,000	1,092,629
5.500% due 04/25/23 - 08/25/27 " ±	5,514,712	5,381,518
5.652% due 12/18/32 " §	266,643	269,103
6.000% due 04/25/30 - 09/25/30 " ±	460,802	460,903
6.500% due 06/25/23 - 10/25/31 " ±	1,925,466	1,949,565
Fannie Mae (IO) 1.378% due 02/25/35 - 05/25/35 " § ±	3,594,917	122,691
1.428% due 08/25/25 - 03/25/35 " § ±	9,431,385	335,353
1.778% due 11/25/30 " §	533,693	22,402
1.878% due 05/25/36 " §	4,838,948	271,985
2.578% due 11/25/31 " §	1,232,099	105,484
2.628% due 01/25/32 " §	286,563	20,799
2.678% due 04/25/32 - 12/25/32 " § ±	3,031,715	239,590
2.778% due 03/25/32 - 12/25/33 " § ±	2,512,734	235,666
2.848% due 12/18/32 " §	381,875	32,761
2.928% due 02/25/33 " §	694,889	67,412
5.500% due 01/01/33 - 06/25/33 " ±	3,503,201	798,371
6.000% due 12/01/33 "	1,786,249	473,855
6.500% due 02/01/32 - 02/01/33 " ±	3,857,892	1,015,669
6.500% due 02/01/33 " §	456,683	116,150
7.000% due 06/01/23 - 08/01/26 " ±	2,974,663	717,840
7.500% due 08/01/23 - 11/01/23 " ±	1,672,554	382,463
Fannie Mae (PO) 0.000% due 09/25/23 "	327,256	254,391
Fannie Mae Grantor Trust 7.000% due 11/25/31 "	993,748	1,009,983
Fannie Mae Whole Loan 7.000% due 02/25/44 "	2,149,270	2,188,626
First Chicago Lennar Trust 7.636% due 04/29/39 ~ " §	207,652	207,912

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Freddie Mac 5.500% due 03/15/22 "	$525,894	$524,813
5.599% due 06/15/29 - 01/15/33 " § ±	405,926	409,292
5.699% due 03/15/32 " §	172,755	174,313
6.000% due 04/15/30 "	240,005	240,101
6.500% due 02/15/28 - 08/15/28 " ±	1,438,928	1,454,031
Freddie Mac (IO) 0.951% due 07/15/25 " §	2,748,208	56,565
1.501% due 01/15/35 " §	2,892,580	96,315
2.451% due 07/15/26 - 03/15/29 " § ±	913,439	51,466
6.500% due 02/01/28 - 01/01/29 " ±	298,425	72,399
7.000% due 06/01/26 - 04/01/27 " ±	1,329,731	325,911
Freddie Mac (PO) 0.000% due 06/01/26 "	124,963	97,813
GE Capital Commercial Mortgage Corp 4.093% due 01/10/38 "	1,899,000	1,826,007
4.433% due 07/10/39 "	640,000	619,663
4.853% due 07/10/45 "	620,000	602,498
GMAC Commercial Mortgage Securities Inc 6.869% due 07/15/29 "	273,552	275,903
Government National Mortgage Association (IO) 2.292% due 02/16/32 " §	687,518	33,612
2.392% due 01/16/27 " §	569,864	27,798
2.398% due 01/17/30 ‡ " §	498,682	24,011
2.492% due 12/16/26 " §	1,388,368	79,406
Greenwich Capital Commercial Funding Corp 4.305% due 08/10/42 "	930,000	891,493
5.117% due 04/10/37 "	670,000	654,907
JPMorgan Chase Commercial Mortgage Securities Corp 4.575% due 07/15/42 "	260,000	249,492
4.790% due 10/15/42 "	880,000	848,892
LB-UBS Commercial Mortgage Trust 4.885% due 09/18/30 "	730,000	709,670
MASTR Alternative Loans Trust 4.700% due 08/25/34 " §	2,144,309	2,123,927
6.000% due 07/25/34 "	1,222,654	1,211,619
Prudential Mortgage Capital Co II LLC 7.306% due 10/06/10 ~ "	1,620,000	1,710,721
Residential Accredit Loans Inc 5.750% due 01/25/33 "	563,835	557,793
6.000% due 05/25/36 "	1,767,383	1,755,495
Wachovia Bank Commercial Mortgage Trust 4.782% due 03/15/42 "	1,490,000	1,444,710
Washington Mutual Inc 4.674% due 05/25/35 " §	541,510	540,324
Wells Fargo Mortgage-Backed Securities Trust 4.513% due 01/25/35 " §	352,641	351,108

		48,651,945

Fannie Mae - 15.53%

5.000% due 06/01/18 - 11/01/33 " ±	5,723,848	5,453,075
5.000% due 07/13/36 # "	16,975,000	15,871,625
5.500% due 01/01/33 - 11/01/34 " ±	13,669,228	13,183,492
5.500% due 07/13/36 - 07/18/36 # " ±	19,355,000	18,645,784
6.000% due 09/01/32 "	3,498,226	3,457,167
6.000% due 07/13/36 - 08/17/36 # " ±	10,607,000	10,563,135
6.500% due 03/01/28 - 11/01/31 " ±	6,127,212	6,193,206
6.500% due 07/13/36 # "	3,179,000	3,195,887
7.000% due 04/01/20 - 02/01/36 " ±	3,099,616	3,180,279
7.500% due 01/01/33 "	221,916	230,671
8.500% due 07/01/32 "	26,161	28,162

		80,002,483

Freddie Mac - 3.08%

4.500% due 05/01/19 - 07/01/19 " ±	2,138,499	2,022,150
5.000% due 08/01/33 "	2,469,184	2,317,753
5.000% due 07/13/36 # "	140,000	130,769
6.000% due 04/01/17 "	2,079,000	2,083,508
6.500% due 04/01/18 - 04/01/34 " ±	1,633,014	1,650,933
7.000% due 04/01/28 - 12/01/34 " ±	7,473,305	7,657,461

		15,862,574

Total Mortgage-Backed Securities (Cost $148,208,864)		144,517,002

ASSET-BACKED SECURITIES - 5.48%

ACE Securities Corp 5.503% due 11/25/35 " §	500,000	500,570
AESOP Funding II LLC 5.327% due 04/20/09 ~ " §	370,000	370,273
Argent Securities Inc 5.423% due 06/25/36 " §	660,000	660,399
5.803% due 05/25/34 " §	1,650,000	1,659,781
BMW Vehicle Owner Trust 3.660% due 12/26/07 "	378,039	377,364
Capital Auto Receivables Asset Trust 3.580% due 01/15/09 "	1,320,000	1,292,308
Capital One Prime Auto Receivables Trust 4.240% due 11/15/07 "	906,570	905,402
Centex Home Equity Co LLC 4.050% due 08/25/21 " §	47,216	47,052
4.196% due 12/25/24 " §	249,453	248,241
5.040% due 09/25/21 " §	663,735	658,673
5.423% due 06/25/36 " §	830,000	830,501
5.593% due 10/25/35 " §	990,000	991,154
Chase Manhattan Auto Owner Trust 3.720% due 12/15/07 "	565,637	563,708
Citibank Credit Card Issuance Trust 5.000% due 06/10/15 "	180,000	169,382
Consumer Credit Reference IDX Securities Program 10.421% due 03/22/07 ~ "	1,100,000	1,117,798
Countrywide Asset-Backed Certificates 4.317% due 09/25/21 " §	282,076	280,751
5.363% due 03/25/30 " §	230,000	227,613
5.382% due 02/25/30 " §	350,000	346,472
5.523% due 06/25/25 " §	621,420	622,231
5.693% due 02/25/33 " §	18,836	18,864
DaimlerChrysler Auto Trust 3.170% due 09/08/07 "	92,310	92,331
First Franklin Mortgage Loan Asset-Backed Certificates 5.373% due 04/25/36 " §	493,957	494,256
5.413% due 07/25/36 " §	640,000	640,000
5.447% due 06/25/36 # " §	330,000	330,000
5.533% due 11/25/35 " §	1,460,000	1,461,644
Ford Credit Auto Owner Trust 3.480% due 11/15/08 "	903,831	894,840
3.780% due 09/15/07 "	155,728	155,649
GS Auto Loan Trust 4.320% due 05/15/08 "	1,715,026	1,709,609

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Honda Auto Receivables Owner Trust 3.730% due 10/18/07 "	$548,989	$547,272
Household Home Equity Loan Trust 5.527% due 01/20/35 " §	578,455	579,334
Lehman XS Trust 5.180% due 08/25/35 " §	841,455	837,005
MBNA Credit Card Master Note Trust 6.549% due 03/15/16 " §	1,720,000	1,831,085
Morgan Stanley Asset-Backed Securities Capital I 5.583% due 07/25/35 " §	400,000	401,076
Onyx Acceptance Owner Trust 4.030% due 04/15/08 "	312,682	312,209
Option One Mortgage Loan Trust 5.450% due 07/25/36 " §	1,070,000	1,070,000
Popular ABS Mortgage Pass-Through Trust 3.735% due 12/25/34 " §	350,000	347,313
3.914% due 05/25/35 " §	260,000	256,791
4.415% due 04/25/35 " §	430,000	424,405
Residential Asset Mortgage Products Inc 4.450% due 07/25/28 "	760,000	753,044
5.421% due 07/25/36 " §	430,000	430,000
Structured Asset Investment Loan Trust 5.383% due 04/25/36 " §	571,864	572,251
Structured Asset Securities Corp 5.180% due 03/25/35 " §	1,153,413	1,148,869
Volkswagen Auto Lease Trust 3.520% due 04/20/07 "	273,766	273,584
Wells Fargo Home Equity Trust 2.940% due 02/25/18 " §	127,070	126,702
5.450% due 07/25/36 " §	640,000	640,000

Total Asset-Backed Securities (Cost $28,309,052)		28,217,806

U.S. GOVERNMENT AGENCY ISSUES - 2.98%

Fannie Mae 0.000% due 10/05/07	3,375,000	3,153,381
4.750% due 12/15/10	350,000	340,367
6.000% due 05/15/11 † ‡	2,795,000	2,858,231
Federal Home Loan Bank 3.125% due 11/15/06	2,470,000	2,449,551
Freddie Mac 3.625% due 09/15/06	815,000	812,035
3.625% due 09/15/08	2,070,000	1,993,280
4.125% due 07/12/10 †	124,000	118,066
5.125% due 04/18/11	200,000	197,084
6.625% due 09/15/09	310,000	320,829
Tennessee Valley Authority 6.790% due 05/23/12	2,917,000	3,102,900

Total U.S. Government Agency Issues (Cost $15,888,518)		15,345,724

U.S. TREASURY OBLIGATIONS - 1.13%

U.S. Treasury Bonds - 0.40%

5.375% due 02/15/31 †	882,000	897,505
8.875% due 08/15/17 †	900,000	1,174,712

		2,072,217

U.S. Treasury Notes - 0.73%

4.375% due 01/31/08 †	1,090,000	1,076,759
4.875% due 05/15/09	920,000	914,035
4.875% due 04/30/11	360,000	356,442
4.875% due 05/31/11 †	969,000	959,462
5.125% due 05/15/16 †	451,000	450,613

		3,757,311

Total U.S. Treasury Obligations (Cost $5,858,856)		5,829,528

SHORT-TERM INVESTMENT - 5.38%

Repurchase Agreement - 5.38%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $27,742,053; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $28,288,452)	27,732,000	27,732,000

Total Short-Term Investment (Cost $27,732,000)		27,732,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 108.83% (Cost $540,609,892)		560,521,208

	Shares
SECURITIES LENDING COLLATERAL - 9.68%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $49,851,739)	49,851,739	49,851,739

TOTAL INVESTMENTS - 118.51% (Cost $590,461,631)		610,372,947

OTHER ASSETS & LIABILITIES, NET - (18.51%)		(95,339,016)

NET ASSETS - 100.00%		$515,033,931

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Equity Securities	52.26%
Mortgage-Backed Securities	28.06%
Short-Term Investment & Securities Lending Collateral	15.06%
Corporate Bonds & Notes	13.54%
Asset-Backed Securities	5.48%
U.S. Government Agency Issues	2.98%
U.S. Treasury Obligations	1.13%

118.51%
Other Assets & Liabilities, Net	(18.51%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

(b)	Securities with an approximate aggregate market value of $1,084,463 were segregated with the broker to cover margin requirements for the following open futures contracts as of June 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 10-Year Notes (09/06)	11	$1,100,000	($3,324)
U.S. Treasury 30-Year Bonds (09/06)	95	9,500,000	(8,348)

Short Futures Outstanding
Euro-Bund 10-Year Notes (09/06)	58	EUR 5,800,000	48,004
U.S. Treasury 2-Year Notes (09/06)	326	$65,200,000	198,949
U.S. Treasury 5-Year Notes (09/06)	34	3,400,000	19,697

			$254,978

(c)	Transactions in written options for the period ended June 30, 2006 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2005	548	$67,264
Call Options Written	443	41,668
Call Options Expired	(991)	(108,932)

Outstanding, June 30, 2006	—	$—

(d)	Credit default swaps outstanding as of June 30, 2006:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank AG	General Motors Inc 7.125% due 07/15/13	Sell	6.400%	12/20/06	$330,000	($43)
Deutsche Bank AG	General Motors Inc 7.125% due 07/15/13	Sell	6.400%	12/20/06	200,000	(1,392)
Morgan Stanley	Hyundai Motor Manufacturing LLC 5.300% due 12/19/08	Sell	0.400%	06/20/07	445,000	245
Deutsche Bank AG	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.300%	06/20/07	225,000	(650)
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.150%	06/20/07	705,000	10,982
Deutsche Bank AG	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	330,000	301
Deutsche Bank AG	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	510,000	(465)
Morgan Stanley	Countrywide Home Loans Inc 5.625% due 07/15/09	Sell	0.400%	06/20/11	670,000	2,166
Morgan Stanley	Countrywide Home Loans Inc 5.625% due 07/15/09	Sell	0.420%	06/20/11	400,000	947
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.650%)	06/20/11	615,000	91
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.670%)	06/20/11	340,000	(243)
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.675%)	06/20/11	685,000	(638)
Morgan Stanley	Federated Department Stores Inc 6.625% due 04/01/11	Buy	(0.445%)	09/20/11	1,040,000	1,186
Deutsche Bank AG	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.580%)	09/20/11	1,040,000	2,361
Morgan Stanley	Arrow Electronics Inc 6.875% due 06/01/18	Buy	(0.770%)	09/20/11	520,000	2,819
Morgan Stanley	Arrow Electronics Inc 6.875% due 06/01/18	Buy	(0.790%)	09/20/11	1,040,000	(341)
Morgan Stanley	J.C. Penney Co Inc 8.000% due 03/01/10	Sell	0.610%	06/20/13	1,040,000	3,132

						$20,458

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.
(e)	Total return swaps outstanding as of June 30, 2006:

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Receive Total Return	Pay	Date	Amount	(Depreciation)

Deutsche Bank AG	Lehman Brothers Commercial Mortgage-Backed Securities Index	1-Month LIBOR less 15 basis points	12/01/06	$2,250,000	$—
Lehman Brothers Holdings Inc	Lehman Brothers Commercial Mortgage-Backed Securities Index	1-Month LIBOR less 15 basis points	12/01/06	2,030,000	—

					$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Summary Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Lucent Technologies Inc * - 0.00% Exp. 12/10/07	55,563	$15,002
MicroStrategy Inc * - 0.00% Exp. 06/24/07	17,632	1,322

		16,324

Total Warrants (Cost $0)		16,324

COMMON STOCKS - 99.06%

Autos & Transportation - 1.63%

Other Securities - 1.63%		31,187,753

Consumer Discretionary - 9.77%

Google Inc ‘A’ * - 0.59%	26,700	11,196,111
The Walt Disney Co - 0.89%	566,600	16,998,000
Other Securities - 8.29%		158,030,835

		186,224,946

Consumer Staples - 6.37%

Altria Group Inc - 1.33%	346,100	25,414,123
PepsiCo Inc - 0.85%	270,600	16,246,824
The Coca-Cola Co - 0.76%	335,400	14,428,908
The Procter & Gamble Co - 1.00%	343,182	19,080,919
Other Securities - 2.43%		46,321,444

		121,492,218

Energy - 4.03%

Devon Energy Corp - 0.59%	187,500	11,326,875
Kerr-McGee Corp - 0.59%	162,744	11,286,296
Valero Energy Corp - 0.71%	204,678	13,615,181
Other Securities - 2.14%		40,733,181

		76,961,533

Financial Services - 25.03%

American International Group Inc - 1.10%	354,200	20,915,510
Bank of America Corp - 2.17%	859,123	41,323,816
Citigroup Inc - 1.97%	777,000	37,482,480
First Data Corp - 0.67%	284,100	12,795,864
JPMorgan Chase & Co - 1.52%	687,512	28,875,504
Lehman Brothers Holdings Inc - 0.65%	191,000	12,443,650
Merrill Lynch & Co Inc - 0.91%	250,600	17,431,736
Morgan Stanley - 1.03%	310,500	19,626,705
Prudential Financial Inc - 0.58%	142,400	11,064,480
The Allstate Corp - 0.71%	248,400	13,594,932
The Goldman Sachs Group Inc - 0.95%	120,900	18,186,987
The St. Paul Travelers Cos Inc - 0.58%	248,000	11,055,840
U.S. Bancorp - 0.94%	580,600	17,928,928
Wachovia Corp - 1.08%	381,900	20,653,152
Washington Mutual Inc † - 0.59%	246,910	11,254,158
Wells Fargo & Co - 0.94%	268,000	17,977,440
Other Securities - 8.64%		164,644,203

		477,255,385

Health Care - 11.03%

Amgen Inc * - 0.92%	270,600	17,651,238
Johnson & Johnson - 1.29%	410,100	24,573,192
Merck & Co Inc - 1.18%	615,900	22,437,237
Pfizer Inc - 1.23%	1,001,960	23,516,001
UnitedHealth Group Inc - 0.89%	378,290	16,939,826
WellPoint Inc * - 0.74%	192,831	14,032,312
Other Securities - 4.78%		91,133,725

		210,283,531

Integrated Oils - 9.81%

Chevron Corp - 1.65%	507,647	31,504,573
ConocoPhillips - 1.40%	407,951	26,733,029
Exxon Mobil Corp - 3.78%	1,173,500	71,994,225
Marathon Oil Corp - 0.62%	141,500	11,786,950
Occidental Petroleum Corp - 0.78%	146,024	14,974,761
Schlumberger Ltd (Netherlands) - 0.73%	213,000	13,868,430
Other Securities - 0.85%		16,204,928

		187,066,896

Materials & Processing - 3.27%

Other Securities - 3.27%		62,289,105

Multi-Industry - 4.57%

3M Co - 0.95%	225,100	18,181,327
General Electric Co - 2.46%	1,422,800	46,895,488
Other Securities - 1.16%		22,057,641

		87,134,456

Producer Durables - 5.69%

Lockheed Martin Corp - 0.59%	155,800	11,177,092
The Boeing Co - 1.02%	237,900	19,486,389
Other Securities - 4.08%		77,848,734

		108,512,215

Technology - 14.58%

Cisco Systems Inc * - 1.05%	1,023,800	19,994,814
Dell Inc * - 0.84%	655,500	16,000,755
Hewlett-Packard Co - 1.19%	716,800	22,708,224
Intel Corp - 1.20%	1,205,800	22,849,910
International Business Machines Corp - 0.94%	233,700	17,952,834
Microsoft Corp - 2.28%	1,863,300	43,414,890
Motorola Inc - 0.76%	719,200	14,491,880
Oracle Corp * - 0.79%	1,038,900	15,053,661
Texas Instruments Inc - 0.86%	539,300	16,335,397
Other Securities - 4.67%		89,151,478

		277,953,843

Utilities - 3.28%

Other Securities - 3.28%		62,512,178

Total Common Stocks (Cost $1,804,776,318)		1,888,874,059

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.79%

Repurchase Agreement - 0.79%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $15,159,493; collateralized by U.S. Treasury Notes: 3.000% due 11/15/07 and market value $15,458,380)	$15,154,000	$15,154,000

Total Short-Term Investment (Cost $15,154,000)		15,154,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.85% (Cost $1,819,930,318)		1,904,044,383

	Shares
SECURITIES LENDING COLLATERAL - 3.55%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $67,626,275)	67,626,275	67,626,275

TOTAL INVESTMENTS - 103.40% (Cost $1,887,556,593)		1,971,670,658

OTHER ASSETS & LIABILITIES, NET - (3.40%)		(64,862,540)

NET ASSETS - 100.00%		$1,906,808,118

Notes to Summary Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	25.03%
Technology	14.58%
Health Care	11.03%
Integrated Oils	9.81%
Consumer Discretionary	9.77%
Consumer Staples	6.37%
Producer Durables	5.69%
Multi-Industry	4.57%
Short-Term Investment & Securities Lending Collateral	4.34%
Energy	4.03%
Utilities	3.28%
Materials & Processing	3.27%
Autos & Transportation	1.63%

103.40%
Other Assets & Liabilities, Net	(3.40%)

100.00%

(b) Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2006.
(c) A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.01%

India - 0.01%

Trent Ltd * Exp. 01/07/10	14,582	$66,512

Total Warrants (Cost $0)		66,512

PREFERRED STOCKS - 6.12%

Brazil - 5.66%

America Latina Logistica SA	144,200	9,780,221
Banco Bradesco SA	307,620	9,615,344
Cia de Bebidas das Americas ADR †	124,830	5,149,238
Cia Vale do Rio Doce *	25,780	—
Cia Vale do Rio Doce ADR	396,740	8,164,909
Electropaulo Metropolitana Electricidade de Sao Paulo SA *	124,106,200	5,156,432
Lojas Americanas SA	193,876,890	6,982,039
Petroleo Brasileiro SA ‘A’ ADR	108,100	8,630,704
Sadia SA	4,470,290	11,867,661
Tele Norte Leste Participacoes SA	117,140	1,503,528

		66,850,076

South Korea - 0.46%

Hyundai Motor Co	43,890	2,132,626
LG Electronics Inc	52,180	1,831,456
S-Oil Corp	27,359	1,525,472

		5,489,554

Total Preferred Stocks (Cost $59,616,701)		72,339,630

COMMON STOCKS - 91.04%

Bermuda - 0.65%

Bunge Ltd	48,600	2,442,150
Midland Holdings Ltd †	7,057,470	3,135,119
Varitronix International Ltd	3,464,470	2,074,319

		7,651,588

Brazil - 9.13%

America Latina Logistica SA GDR ~	24,800	1,683,317
Aracruz Celulose SA ADR †	98,200	5,147,644
Banco Nossa Caixa SA	183,200	3,890,854
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	403,140	12,553,780
Cia de Bebidas das Americas ADR †	41,160	1,506,456
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	24,890	4,140,188
Diagnosticos da America SA *	571,060	11,337,356
Empresa Brasileira de Aeronautica SA	940,550	8,598,222
Gafisa SA *	483,000	5,262,847
Natura Cosmeticos SA	421,250	4,414,966
Petroleo Brasileiro SA ADR	428,110	38,234,504
Rossi Residencial SA	76,000	726,349
Tele Norte Leste Participacoes SA	384,005	10,442,713

		107,939,196

Cayman - 0.81%

GlobalSantaFe Corp	98,300	5,676,825
Hutchison Telecommunications International Ltd *	2,447,770	3,939,730

		9,616,555

China - 3.08%

China Oilfield Services Ltd ‘H’	316,000	160,720
China Petroleum & Chemical Corp ‘H’	28,166,000	16,138,792
China Shenhua Energy Co Ltd ‘H’ †	3,894,000	7,195,048
PetroChina Co Ltd ‘H’	5,778,000	6,175,064
Sinotrans Ltd ‘H’ †	6,208,780	1,958,656
Yanzhou Coal Mining Co Ltd ‘H’ †	6,493,000	4,807,276

		36,435,556

Egypt - 2.99%

Commercial International Bank GDR	666,010	6,593,499
Eastern Tobacco Co	124,241	6,471,974
Medinet Nasr Housing & Development	229,083	2,176,985
Orascom Construction Industries	11,698	356,489
Orascom Telecom Holding SAE	278,236	11,538,938
Vodafone Egypt Telecommunications SAE	598,274	8,160,644

		35,298,529

Greece - 0.07%

Folli-Follie SA	37,760	882,868

Hong Kong - 0.27%

Hang Lung Group Ltd	268,540	580,904
Television Broadcasts Ltd	431,920	2,669,503

		3,250,407

Hungary - 0.80%

Danubius Hotel & Spa Rt *	19,519	520,414
OTP Bank Rt †	313,600	8,885,529

		9,405,943

India - 15.57%

Amtek Auto Ltd	1,252,004	8,045,295
Bajaj Auto Ltd	89,770	5,359,585
Bharat Electronics Ltd	114,110	2,654,470
Bharat Heavy Electricals Ltd	155,944	6,603,063
Bharat Petroleum Corp Ltd *	765,477	5,561,513
Bharti Tele-Ventures Ltd *	889,850	7,151,271
Cipla Ltd	300,810	1,411,272
Divi’s Laboratories Ltd	98,556	2,789,066
Dr. Reddy’s Laboratories Ltd	128,200	3,530,651
GAIL India Ltd	1,297,390	7,243,573
Gateway Distriparks Ltd GDR ~	527,900	2,360,294
HCL Technologies Ltd	698,814	7,659,785
Hindustan Petroleum Corp Ltd	796,297	4,072,288
Housing Development Finance Corp	556,460	13,776,132
ICICI Bank Ltd ADR †	313,130	7,405,524
Infosys Technologies Ltd	207,322	13,864,771
Infosys Technologies Ltd ADR †	101,864	7,783,428
ITC Ltd	1,665,720	6,599,203
Larsen & Toubro Ltd	256,887	12,509,571
Mahindra & Mahindra Ltd	534,454	7,218,147
Oil & Natural Gas Corp Ltd	116,440	2,802,375
Ranbaxy Laboratories Ltd	458,741	3,550,659
Reliance Communication Ventures Ltd *	399,345	2,160,227
Reliance Energy Ventures Ltd *	870,132	639,747
Reliance Industries Ltd	674,932	15,537,070
Reliance Natural Resources Ltd *	912,732	395,504
Rico Auto Industries Ltd *	1,521,215	2,352,531
Sun Pharmaceutical Industries Ltd	152,335	2,606,305
Tata Consultancy Services Ltd	326,564	12,333,040

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Trent Ltd *	108,344	$1,660,224
United Breweries Holdings Ltd	206,090	1,991,741
United Breweries Ltd	1,433,240	3,858,603
Zee Telefilms Ltd	117,558	614,218

		184,101,146

Indonesia - 5.28%

P.T. Aneka Tambang Tbk	18,617,390	9,295,631
P.T. Astra International Tbk	9,188,870	9,671,973
P.T. Bank Mandiri Persero Tbk	32,787,380	6,088,124
P.T. Gudang Garam Tbk	6,679,464	6,850,362
P.T. Indosat Tbk *	28,650,000	13,222,363
P.T. Telekomunikasi Indonesia Tbk	21,819,500	17,313,325

		62,441,778

Israel - 2.04%

Bank Hapoalim BM #	1,300,854	5,551,879
Bank Leumi Le-Israel BM #	1,593,561	5,669,997
Check Point Software Technologies Ltd *	319,300	5,613,294
Elbit Systems Ltd	12,549	333,033
Israel Discount Bank Ltd ‘A’ *	1,217,950	2,082,251
ORMAT Industries Ltd	61,400	584,193
Teva Pharmaceutical Industries Ltd ADR †	135,400	4,277,286

		24,111,933

Lebanon - 0.33%

Solidere GDR * †	180,600	3,928,050

Mexico - 7.30%

America Movil SA de CV ‘L’ ADR	1,003,330	33,370,756
Cemex SA de CV ADR	155,961	8,885,098
Consorcio ARA SA de CV	1,070,810	4,409,287
Corporacion GEO SA de CV ‘B’ * †	1,984,360	6,575,311
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	1,645,323	2,596,829
Empresas ICA SA de CV * †	2,545,983	7,183,641
Fomento Economico Mexicano SA de CV ADR	78,110	6,539,369
Grupo Financiero Banorte SA de CV ‘O’	600,860	1,393,375
Grupo Financiero Inbursa SA de CV ‘O’ †	3,156,790	4,731,880
Impulsora del Desarrollo y el Empleo en America Latina SA de CV * †	4,727,670	4,168,562
SARE Holding SA de CV ‘B’ * †	7,144,131	6,456,726

		86,310,834

Norway - 0.43%

Det Norske Oljeselskap ASA * †	2,539,220	5,098,917

Panama - 0.58%

Banco Latinoamericano de Exportaciones SA ‘E’ †	435,980	6,814,367

Philippines - 1.11%

Jollibee Foods Corp	6,411,858	3,741,332
SM Prime Holdings Inc	64,250,121	9,432,986

		13,174,318

Portugal - 0.30%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA	209,561	3,578,322

Russia - 1.15%

LUKOIL ADR	118,983	9,946,979
Surgutneftegaz OJSC ADR †	50,270	3,669,710

		13,616,689

Singapore - 0.14%

Keppel Corp Ltd	66,000	612,945
SembCorp Marine Ltd	544,000	1,031,052

		1,643,997

South Africa - 7.17%

Anglo Platinum Ltd	172,060	18,117,894
AngloGold Ashanti Ltd ADR †	438,900	21,119,868
Aveng Ltd	362,057	1,083,141
Harmony Gold Mining Co Ltd ADR * †	289,810	4,721,005
Impala Platinum Holdings Ltd	74,600	13,732,018
JD Group Ltd	216,848	2,007,583
Liberty Group Ltd	320,044	3,213,831
Massmart Holdings Ltd	566,100	3,710,837
Murray & Roberts Holdings Ltd	1,012,713	3,587,575
Standard Bank Group Ltd	356,600	3,829,596
Steinhoff International Holdings Ltd	2,410,103	7,176,527
Tiger Brands Ltd	124,649	2,494,718

		84,794,593

South Korea - 13.72%

Able C&C Co Ltd	65,059	550,644
AmorePacific Corp *	8,747	3,775,502
Daegu Bank	199,710	3,578,466
FINETEC Corp	248,605	3,065,801
GS Engineering & Construction Corp	38,280	2,477,357
GS Home Shopping Inc	40,816	3,075,988
Hana Financial Holdings	188,524	8,862,371
Humax Co Ltd	384,231	8,180,729
Hynix Semiconductor Inc *	206,082	6,679,338
Hyundai Development Co	65,180	2,816,738
Hyundai Engineering & Construction Co Ltd *	148,230	6,796,316
Hyundai Heavy Industries Co Ltd	27,922	3,134,327
Hyundai Motor Co	146,007	12,403,862
Jeonbuk Bank	351,581	2,964,583
Joongang Construction Co Ltd	40,030	607,570
Kia Motors Corp	605,989	10,379,258
Kookmin Bank ADR	87,900	7,300,974
Korea Investment Holdings Co Ltd	95,410	3,117,481
KT&G Corp	2,610	152,405
Kyeryong Construction Industrial Co Ltd	69,227	2,188,996
LG Corp	82,950	2,434,949
Mirae Asset Securities Co Ltd	65,444	3,648,999
Mobilians Co Ltd *	46,852	266,171
Mtekvision Co Ltd	68,953	1,380,877
NHN Corp *	9,540	3,318,261
Pacific Corp	5,339	877,830
Samsung Electronics Co Ltd	39,213	24,922,729
Shinhan Financial Group Co Ltd	82,270	3,858,777
SK Telecom Co Ltd ADR	129,170	3,025,161
S-Oil Corp	98,417	6,960,507
SsangYong Motor Co *	1,473,440	7,353,611
Telechips Inc	78,642	1,525,178
Woori Finance Holdings Co Ltd	474,050	8,918,885
Yedang Entertainment Co Ltd *	305,741	1,572,612

		162,173,253

Taiwan - 11.70%

Cathay Financial Holding Co Ltd	5,812,000	12,709,122
China Motor Corp	2,442,000	2,451,239
Continental Engineering Corp	978,000	564,855
Far Eastern Textile Co Ltd	686,000	560,411
Far EasTone Telecommunications Co Ltd	5,468,000	6,113,554
Fubon Financial Holding Co Ltd †	11,045,000	9,551,695
Fubon Financial Holding Co Ltd GDR	252,262	2,207,292
High Tech Computer Corp	302,000	8,301,444
Hon Hai Precision Industry Co Ltd	1,773,000	10,952,050
Inventec Appliances Corp	2,867,000	10,891,545

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Inventec Co Ltd	6,612,000	$4,257,901
Lite-On Technology Corp	5,811,052	8,605,975
Merry Electronics Co Ltd	1,912,000	5,822,661
MiTAC International Corp	3,473,000	3,319,878
Motech Industries Inc	198,000	4,659,903
Powerchip Semiconductor Corp *	7,118,000	4,671,686
President Chain Store Corp	1,619,261	3,550,846
Quanta Computer Inc	6,092,750	9,747,647
Shin Kong Financial Holding Co Ltd	579,000	636,627
Sunplus Technology Co Ltd	6,243,000	6,912,564
Synnex Technology International Corp	3,443,382	3,743,558
Taiwan Fertilizer Co Ltd	284,000	471,908
Taiwan Semiconductor Manufacturing Co Ltd ADR	257,800	2,366,604
Uni-President Enterprises Corp	2,017,000	1,756,757
United Microelectronics Corp	22,633,000	13,561,276

		138,388,998

Thailand - 1.13%

Advanced Info Service PCL	1,290,300	3,046,354
Kiatnakin Bank PCL	2,854,800	2,227,972
TISCO Bank PCL	4,037,780	2,372,672
TMB Bank PCL *	65,635,890	5,750,889

		13,397,887

Turkey - 4.32%

Aksigorta AS	1,696,834	4,696,450
Anadolu Anonim Turk Sigorta Sirketi	169,667	216,573
Ford Otomotiv Sanayi AS	440,926	2,953,438
Haci Omer Sabanci Holding AS	3,099,095	8,381,755
Haci Omer Sabanci Holding AS ADR †	4,640,295	3,132,199
Koc Holding AS *	3,068,889	9,153,336
Petkim Petrokimya Holding AS *	478,472	1,541,995
Tupras Turkiye Petrol Rafinerileri AS	421,700	7,061,643
Turkcell Iletisim Hizmetleri AS	186,869	856,112
Turkiye Is Bankasi ‘C’	782,000	3,854,408
Turkiye Vakiflar Bankasi TAO ‘D’	2,348,570	9,201,348

		51,049,257

United Kingdom - 0.49%

Highland Gold Mining Ltd *	1,362,922	5,790,472

United States - 0.48%

CTC Media Inc *	188,745	3,446,484
Hydril Co LP *	28,200	2,214,264

		5,660,748

Total Common Stocks (Cost $997,585,882)		1,076,556,201

	Principal
	Amount
CORPORATE NOTES - 0.01%

India - 0.01%

Trent Ltd 10.000% due 07/07/10	INR 1,458,200	126,690

Total Corporate Notes (Cost $0)		126,690

SHORT-TERM INVESTMENT - 6.34%

Repurchase Agreement - 6.34%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $74,970,167; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $76,444,577)	$74,943,000	74,943,000

Total Short-Term Investment (Cost $74,943,000)		74,943,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 103.52% (Cost $1,132,145,583)		1,224,032,033

	Shares
SECURITIES LENDING COLLATERAL - 6.22%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $73,515,041)	73,515,041	73,515,041

TOTAL INVESTMENTS - 109.74% (Cost $1,205,660,624)		1,297,547,074

OTHER ASSETS & LIABILITIES, NET - (9.74%)		(115,200,532)

NET ASSETS - 100.00%		$1,182,346,542

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	18.46%
Technology	15.56%
Short-Term Investment & Securities Lending Collateral	12.56%
Utilities	11.39%
Integrated Oils	10.29%
Materials & Processing	8.90%
Autos & Transportation	7.37%
Consumer Discretionary	6.28%
Producer Durables	5.70%
Multi-Industry	5.15%
Consumer Staples	4.73%
Health Care	2.50%
Energy	0.85%

109.74%
Other Assets & Liabilities, Net	(9.74%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.02%

Financial Services - 0.02%

DG Funding Trust ~	60	$633,375

Total Preferred Stocks (Cost $643,181)		633,375

	Principal
	Amount
CORPORATE BONDS & NOTES - 4.26%

Autos & Transportation - 0.27%

DaimlerChrysler NA Holding Corp 6.500% due 11/15/13	$6,500,000	6,505,863
Ford Motor Co 7.700% due 05/15/97	2,000,000	1,357,054
United Air Lines Inc 9.210% due 01/21/17 + ¤	542,932	78,725
9.350% due 04/07/16 + ¤	129,315	38,471
9.560% due 10/19/18 + ¤	1,441,834	843,473
10.850% due 02/19/15 + ¤	1,000,000	520,000

		9,343,586

Consumer Discretionary - 0.07%

Chancellor Media Corp 8.000% due 11/01/08	250,000	260,062
Mandalay Resort Group 9.500% due 08/01/08	2,000,000	2,125,000

		2,385,062

Consumer Staples - 0.26%

Reynolds American Inc 6.500% due 06/01/07 ~	2,000,000	2,002,500
7.625% due 06/01/16 ~	4,100,000	4,028,250
The Kroger Co 5.500% due 02/01/13	2,900,000	2,787,610
The Procter & Gamble Co 6.875% due 09/15/09	175,000	181,676

		9,000,036

Energy - 0.45%

Gazprom OAO (Russia) 5.875% due 06/01/15 ~	EUR 1,800,000	2,341,315
NRG Energy Inc 7.375% due 02/01/16	$8,900,000	8,699,750
The Williams Cos Inc 6.375% due 10/01/10 ~	4,600,000	4,508,000

		15,549,065

Financial Services - 1.58%

Associates Corp of North America 6.250% due 11/01/08	150,000	151,944
CCCA LLC 7.900% due 10/15/12 ~	1,000,000	1,047,744
Countrywide Home Loans Inc 6.250% due 04/15/09	40,000	40,482
Ford Motor Credit Co 7.875% due 06/15/10	8,300,000	7,662,950
Morgan Stanley 5.300% due 03/01/13	7,100,000	6,876,982
5.580% due 10/30/06 ¯ §	17,200,000	17,200,000
National Westminster Bank PLC (United Kingdom) 7.375% due 10/01/09	530,000	561,606
NationsBank Corp 7.250% due 10/15/25	840,000	921,480
Postal Square LP 6.500% due 06/15/22	2,014,950	2,058,326
Rabobank Nederland (Netherlands) 5.088% due 01/15/09 ~ §	17,800,000	17,807,796

		54,329,310

Health Care - 0.08%

HCA Inc 5.250% due 11/06/08	3,000,000	2,935,926

Integrated Oils - 0.34%

Enterprise Products Operating LP 4.000% due 10/15/07	5,000,000	4,866,380
4.625% due 10/15/09	3,900,000	3,739,172
Norsk Hydro ASA (Norway) 7.150% due 01/15/29	1,000,000	1,119,185
Occidental Petroleum Corp 7.200% due 04/01/28	745,000	829,845
8.450% due 02/15/29	595,000	754,417
Pemex Project Funding Master Trust 9.500% due 09/15/27	220,000	264,550

		11,573,549

Materials & Processing - 0.10%

GP Canada Finance Co (Canada) 7.200% due 12/15/06 ~	2,000,000	2,030,000
Packaging Corp of America 5.750% due 08/01/13	1,400,000	1,333,037

		3,363,037

Utilities - 1.11%

British Telecom PLC (United Kingdom) 8.875% due 12/15/30	1,000,000	1,232,452
Comcast Corp 7.050% due 03/15/33	3,000,000	3,052,653
Cox Communications Inc 6.400% due 08/01/08	125,000	125,712
6.800% due 08/01/28	110,000	107,961
Entergy Gulf States Inc 3.600% due 06/01/08	6,100,000	5,830,215
GTE California Inc 6.700% due 09/01/09	5,000,000	5,082,195
PSEG Power LLC 7.750% due 04/15/11	1,000,000	1,071,378
Qwest Capital Funding Inc 7.000% due 08/03/09 †	880,000	869,000
7.750% due 08/15/06	7,300,000	7,336,500
Qwest Corp 6.875% due 09/15/33	1,386,000	1,205,820
8.875% due 03/15/12	1,500,000	1,590,000
SBC Communications Inc 4.125% due 09/15/09	8,200,000	7,796,183
Verizon PA Inc 5.650% due 11/15/11	2,899,000	2,816,083

		38,116,152

Total Corporate Bonds & Notes (Cost $149,745,915)		146,595,723

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
BANK LOAN OBLIGATIONS - 1.55%

Consumer Discretionary - 0.03%

Allied Waste Industries Inc 4.740% due 01/15/12 ¯ §	$273,485	$272,739
6.840% due 01/15/12 ¯ §	110,492	110,178
6.840% due 01/15/12 ¯ §	138,115	137,723
6.860% due 01/15/12 ¯ §	91,156	90,897
6.860% due 01/15/12 ¯ §	248,607	247,901
6.970% due 01/15/12 ¯ §	115,999	115,669

		975,107

Consumer Staples - 0.15%

Reynolds American Inc 7.188% due 05/11/12 ¯ §	2,258,065	2,268,472
7.313% due 05/11/12 ¯ §	2,741,935	2,754,573

		5,023,045

Energy - 0.00%

Reliant Energy Inc 7.465% due 04/30/10 ¯ §	181,888	182,158

Health Care - 0.03%

DaVita Inc ‘B’ 6.990% due 05/16/12 ¯ §	156,863	157,386
6.990% due 05/16/12 ¯ §	156,863	157,386
6.990% due 05/16/12 ¯ §	58,824	59,020
6.990% due 05/16/12 ¯ §	39,216	39,346
6.990% due 05/16/12 ¯ §	39,216	39,346
6.990% due 05/16/12 ¯ §	39,216	39,346
7.070% due 05/16/12 ¯ §	47,059	47,216
7.125% due 05/16/12 ¯ §	5,882	5,902
7.125% due 05/16/12 ¯ §	61,569	61,774
7.125% due 05/16/12 ¯ §	96,078	96,398
7.190% due 05/16/12 ¯ §	47,059	47,216
7.210% due 05/16/12 ¯ §	29,412	29,510
7.690% due 05/16/12 ¯ §	85,833	86,119
7.690% due 10/05/12 ¯ §	39,216	39,346

		905,311

Materials & Processing - 0.27%

SIGMAKALON ‘A’ (Netherlands) 5.022% due 06/30/12 ¯ §	EUR 1,358,000	1,737,113
SIGMAKALON ‘B’ (Netherlands) 5.522% due 09/19/12 ¯ §	1,726,512	2,228,905
SIGMAKALON ‘B1’ (Netherlands) 5.522% due 09/19/12 ¯ §	944,186	1,218,933
5.522% due 09/19/12 ¯ §	229,302	296,027
SIGMAKALON ‘C’ (Netherlands) 6.022% due 09/19/13 ¯ §	203,615	264,073
SIGMAKALON ‘C1’ (Netherlands) 6.022% due 09/19/13 ¯ §	161,381	209,298
6.022% due 09/19/13 ¯ §	659,097	854,797
6.022% due 09/19/13 ¯ §	1,875,907	2,432,904

		9,242,050

Multi-Industry - 0.22%

Pirelli Cable SA ‘B’ (Italy) 5.566% due 07/28/13 ¯ §	2,743,583	3,524,534
Pirelli Cable SA ‘C’ (Italy) 6.066% due 06/23/14 ¯ §	1,090,909	1,407,188
6.066% due 06/23/14 ¯ §	2,024,385	2,611,299

		7,543,021

Utilities - 0.85%

Nordic Telephone ‘B’ (Denmark) 5.207% due 11/30/14 ¯ §	3,500,000	4,524,662
Nordic Telephone ‘C’ (Denmark) 5.707% due 11/30/15 ¯ §	3,500,000	4,542,663
UPC Broadband Holding BV ‘J1’ (Netherlands) 5.507% due 03/31/13 ¯ §	3,550,000	4,538,018
UPC Broadband Holding BV ‘K1’ (Netherlands) 5.509% due 12/31/13 ¯ §	3,550,000	4,539,757
Weather Investments Sarl ‘A’ (Egypt) 4.955% due 06/17/12 ¯ §	4,800,000	6,138,484
Wind Acquisitions Sarl ‘B’ (Egypt) 5.634% due 06/17/13 ¯ §	2,000,000	2,567,295
Wind Acquisitions Sarl ‘C’ (Egypt) 6.134% due 06/17/14 ¯ §	2,000,000	2,577,952

		29,428,831

Total Bank Loan Obligations (Cost $51,648,248)		53,299,523

MORTGAGE-BACKED SECURITIES - 61.49%

Collateralized Mortgage Obligations - 12.03%

Adjustable Rate Mortgage Trust 4.604% due 05/25/35 " §	$5,906,275	5,767,904
Banc of America Funding Corp 4.115% due 05/25/35 " §	17,155,103	16,540,154
4.622% due 02/20/36 " §	10,805,209	10,502,385
Banc of America Funding Corp (IO) 0.032% due 01/25/36 " §	27,338,011	76,071
Banc of America Mortgage Securities 5.000% due 05/25/34 "	7,064,804	6,888,828
Bear Stearns Adjustable Rate Mortgage Trust 4.625% due 10/25/35 " §	2,431,177	2,348,708
4.750% due 10/25/35 " §	13,615,814	13,364,806
5.062% due 04/25/33 " §	85,197	84,344
Bear Stearns Alt-A Trust 5.406% due 05/25/35 " §	11,101,475	10,992,829
5.573% due 07/25/34 " §	1,372,517	1,374,949
5.603% due 02/25/34 " §	155,206	155,330
Bear Stearns Commercial Mortgage Securities 7.000% due 05/20/30 "	2,374,079	2,467,867
Citigroup Mortgage Loan Trust Inc 4.692% due 08/25/35 " §	1,341,037	1,302,816
Commercial Mortgage Acceptance Corp 6.490% due 07/15/31 "	1,350,628	1,365,767
Commercial Mortgage Pass-Through Certificates 5.379% due 03/15/20 ~ " §	11,100,000	11,108,551
Countrywide Alternative Loan Trust 5.603% due 02/25/37 " §	582,774	583,322
Countrywide Alternative Loan Trust (IO) 0.041% due 05/25/35 " §	23,277,213	67,949
Countrywide Home Loan Mortgage Pass-Through Trust 5.250% due 02/20/36 " §	6,380,878	6,258,530
5.643% due 03/25/35 " §	9,231,210	9,274,144
5.663% due 06/25/35 ~ " §	23,645,643	23,636,547
CS First Boston Mortgage Securities Corp 5.020% due 03/25/32 ~ " §	3,413,912	3,440,368
5.750% due 09/22/17 "	935,819	914,149
DLJ Commercial Mortgage Corp 7.300% due 06/10/32 "	1,200,000	1,246,253

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Downey Savings & Loan Association Mortgage Loan Trust 6.218% due 07/19/44 " §	$9,904,441	$10,031,169
Fannie Mae 5.000% due 03/25/21 "	426,123	408,027
5.652% due 04/18/28 " §	618,413	623,279
5.702% due 10/18/30 " §	4,795	4,839
5.823% due 03/25/17 " §	282,970	286,067
6.500% due 02/25/09 "	21,423	21,492
Fannie Mae (IO) 0.950% due 03/25/09 " §	130,956	1,247
Fannie Mae Whole Loan 6.500% due 10/25/42 "	4,813,257	4,850,280
First Horizon Alternative Mortgage Securities 4.478% due 03/25/35 " §	6,610,409	6,492,422
Freddie Mac 3.500% due 02/15/10 - 07/15/32 " ±	27,955,666	27,603,972
4.000% due 07/15/17 "	2,388,053	2,383,838
5.000% due 09/15/16 - 12/15/23 " ±	25,847,947	25,545,160
6.250% due 04/15/22 "	508,440	508,526
7.000% due 09/15/21 "	163,319	162,493
7.500% due 01/15/23 "	3,861,625	3,945,842
Freddie Mac Structured Pass-Through Securities 5.211% due 10/25/44 " §	12,061,915	12,145,163
5.411% due 07/25/44 " §	66,202,374	66,009,546
GMAC Commercial Mortgage Securities Inc (IO) 0.746% due 06/15/23 " §	11,919,188	208,123
GMAC Mortgage Corp Loan Trust 5.500% due 09/25/34 "	7,079,706	6,968,733
Government National Mortgage Association 7.500% due 09/20/26 "	833,345	856,815
GSR Mortgage Loan Trust 4.540% due 09/25/35 " §	528,991	514,981
Harborview Mortgage Loan Trust 5.622% due 02/19/34 " §	545,083	546,542
Imperial Savings Association 8.428% due 02/25/18 " §	7,017	7,050
IndyMac ARM Trust 6.581% due 01/25/32 " §	214,949	214,025
JPMorgan Chase Commercial Mortgage Securities Corp 3.175% due 01/12/37 "	246,049	244,436
LB-UBS Commercial Mortgage Trust 2.720% due 03/15/27 "	516,859	499,937
Lehman Large Loan (IO) 0.836% due 10/12/34 " §	7,165,456	96,193
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	336,053	321,455
MLCC Mortgage Investors Inc 5.579% due 03/15/25 " §	7,669,297	7,708,588
Mortgage Capital Funding Inc (IO) 1.402% due 11/20/27 " §	3,190,175	30,974
Residential Accredit Loans Inc 5.500% due 06/25/17 "	157,554	157,136
Residential Asset Securitization Trust 5.500% due 01/25/34 "	10,654,300	10,535,636
Residential Asset Securitization Trust (IO) 0.132% due 11/25/35 " §	22,408,858	47,650
Sequoia Mortgage Trust 5.617% due 07/20/33 " §	4,284,788	4,305,605
Small Business Administration 4.754% due 08/10/14 "	4,404,439	4,139,666
7.452% due 09/01/10 "	160,482	167,054
7.640% due 03/10/10 "	184,365	192,561
8.017% due 02/10/10 "	212,678	223,229
Small Business Administration Participation Certificates 6.120% due 09/01/21 "	3,143,044	3,196,089
Structured Asset Mortgage Investments Inc 5.672% due 10/19/33 " §	23,267	23,343
Structured Asset Securities Corp 5.000% due 12/25/34 "	540,143	532,670
SunTrust Alternative Loan Trust (IO) 0.019% due 12/25/35 " §	64,339,768	127,039
Union Planters Mortgage Finance Corp 6.800% due 01/25/28 "	1,507,062	1,508,122
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO) 0.032% due 11/25/35 " §	64,618,954	114,001
0.132% due 11/25/35 " §	21,141,533	40,507
Washington Mutual Inc 5.009% due 02/27/34 " §	4,129,579	4,077,337
5.121% due 10/25/32 " §	1,004,052	996,649
5.410% due 08/25/42 " §	625,566	625,352
5.593% due 12/25/27 - 12/25/45 " § ±	14,670,169	14,673,816
5.613% due 10/25/45 " §	508,917	512,205
5.633% due 01/25/45 " §	7,310,528	7,349,910
Washington Mutual MSC Mortgage Pass-Through Certificates 5.374% due 02/25/33 " §	139,076	137,971
6.391% due 02/25/33 " §	869,596	871,591
Wells Fargo Mortgage-Backed Securities Trust 4.950% due 03/25/36 " §	34,616,611	34,104,801
5.543% due 07/25/36 # " §	15,828,000	15,668,483

		413,332,208

Fannie Mae - 47.75%

4.018% due 06/01/34 " §	132,773	128,095
4.192% due 11/01/34 " §	41,743,124	40,925,514
4.196% due 09/01/33 " §	246,784	240,315
4.207% due 02/01/33 " §	84,686	83,698
4.257% due 03/01/34 " §	144,329	139,925
4.292% due 03/01/33 " §	143,564	138,777
4.326% due 01/01/34 " §	107,257	104,536
4.419% due 04/01/35 " §	8,024,992	7,791,014
4.518% due 11/01/34 " §	129,624	126,776
4.597% due 03/01/33 " §	1,917,150	1,919,141
4.623% due 07/01/33 " §	165,388	155,117
4.695% due 08/01/35 " §	6,486,469	6,328,131
4.717% due 02/01/33 " §	2,879,194	2,856,055
4.740% due 12/01/34 " §	14,971,700	14,746,952
4.926% due 05/01/36 " §	269,055	269,405
4.968% due 05/01/36 " §	257,957	258,301
4.982% due 05/01/36 " §	8,154,994	8,166,008
5.000% due 07/18/21 # "	169,500,000	163,249,688
5.000% due 08/01/20 - 10/01/35 " ±	265,986,282	254,727,985
5.058% due 12/01/34 " §	153,815	149,202
5.210% due 08/01/42 " §	3,316,740	3,336,568
5.211% due 08/01/42 - 10/01/44 " § ±	13,367,778	13,361,175
5.264% due 08/01/34 " §	144,894	140,326
5.500% due 12/01/14 - 10/01/35 " ±	990,880,572	952,474,700
5.500% due 07/13/36 # "	65,500,000	62,920,938
5.695% due 09/01/34 " §	4,193,681	4,173,089
5.785% due 12/01/22 " §	87,475	88,226
5.825% due 11/01/23 " §	125	128
6.000% due 04/01/16 - 07/01/23 " ±	40,711,616	40,560,957
6.000% due 07/13/36 # "	49,800,000	49,021,875
6.066% due 01/01/25 " §	111,710	112,972
6.260% due 01/01/23 " §	269,494	274,076

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
6.500% due 01/01/13 - 01/01/30 " ±	$9,594,699	$9,732,869
6.702% due 04/01/27 " §	160,021	161,170
6.825% due 08/01/09 "	931,762	952,348
6.875% due 08/01/09 "	932,485	954,213
6.900% due 09/01/09 "	553,000	566,807
8.000% due 04/01/30 - 08/01/30 " ±	42,102	44,445

		1,641,381,517

Federal Housing Authority - 0.11%

7.430% due 09/01/19 - 10/01/24 " ±	3,778,952	3,807,294

Freddie Mac - 0.80%

4.000% due 07/01/18 "	6,504	6,008
5.500% due 03/01/23 - 01/01/30 " ±	13,086,926	12,656,187
5.736% due 03/01/32 " §	976,875	972,889
5.900% due 07/01/32 " §	351,032	346,099
5.898% due 03/01/32 " §	507,318	501,287
5.948% due 05/01/32 " §	230,979	228,024
5.993% due 01/01/28 " §	103,074	105,205
6.000% due 07/01/06 - 10/01/22 " ±	6,893,729	6,872,275
6.500% due 01/01/15 - 05/01/17 " ±	5,745,364	5,816,488
6.672% due 05/01/23 " §	28,131	28,479

		27,532,941

Government National Mortgage Association - 0.80%

4.375% due 05/20/22 - 06/20/32 " § ±	7,494,300	7,503,255
4.500% due 09/20/30 - 09/20/32 " § ±	2,030,946	2,031,472
4.750% due 07/20/23 - 03/20/32 " § ±	1,621,913	1,622,385
5.000% due 03/20/32 - 01/20/33 " § ±	1,633,597	1,626,114
5.125% due 12/20/22 - 12/20/32 " § ±	4,683,671	4,709,490
5.250% due 08/20/20 - 03/20/29 " § ±	440,498	443,969
5.375% due 01/20/23 - 02/20/27 " § ±	3,362,679	3,372,164
5.500% due 03/20/33 " §	1,368,065	1,369,151
5.625% due 11/20/24 - 03/20/33 " § ±	478,241	478,552
5.750% due 03/20/29 " §	264,002	267,390
6.000% due 08/15/31 "	29,876	29,691
7.500% due 04/15/30 - 12/15/31 " ±	321,054	335,720
8.000% due 12/15/29 - 08/15/32 " ±	1,497,951	1,590,926
8.500% due 09/15/16 - 01/15/31 " ±	2,004,531	2,154,671
9.000% due 02/15/17 - 04/15/20 " ±	34,536	37,201
10.000% due 05/15/19 - 02/15/25 " ±	44,922	49,220

		27,621,371

Total Mortgage-Backed Securities (Cost $2,171,841,353)		2,113,675,331

ASSET-BACKED SECURITIES - 1.21%

AAA Trust 5.423% due 11/26/35 ~ " §	2,156,629	2,159,776
Argent Securities Inc 5.423% due 11/25/35 " §	325,702	325,958
5.463% due 02/25/36 " §	5,338,673	5,342,644
Bear Stearns Asset-Backed Securities Inc 5.523% due 06/15/43 " §	9,989	9,999
Citigroup Mortgage Loan Trust Inc 5.403% due 12/25/35 " §	6,194,336	6,199,298
ContiMortgage Home Equity Loan Trust 6.970% due 12/25/13 " §	381,701	381,141
Countrywide Asset-Backed Certificates 5.371% due 04/25/28 " §	2,800,000	2,803,510
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	121,662	121,449
Fannie Mae Grantor Trust 5.363% due 07/25/35 " §	73,604	73,653
First NLC Trust 5.443% due 02/25/36 " §	1,865,940	1,867,274
Fremont Home Loan Trust 5.413% due 01/25/36 " §	376,099	376,406
GSAMP Trust 5.433% due 11/25/35 " §	370,473	370,755
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	321,660	320,993
JPMorgan Mortgage Acquisition Corp 5.393% due 01/25/26 " §	396,994	397,334
Long Beach Mortgage Loan Trust 5.383% due 04/25/36 " §	553,422	553,844
Mid-State Trust 7.340% due 07/01/35 "	2,597,198	2,701,928
7.791% due 03/15/38 "	1,025,251	1,083,087
8.330% due 04/01/30 "	6,041,232	6,270,448
New Century Home Equity Loan Trust 5.413% due 07/25/35 " §	173,094	173,191
5.433% due 09/25/35 " §	3,503,621	3,506,175
NPF XII Inc 2.200% due 12/01/03 + ~ " § ¤	6,000,000	360,000
Oakwood Mortgage Investors Inc 6.890% due 11/15/32 "	1,000,000	257,908
Oakwood Mortgage Investors Inc (IO) 6.000% due 08/15/09 "	656,000	88,290
Renaissance Home Equity Loan Trust 5.763% due 08/25/33 " §	1,036,916	1,040,817
Residential Asset Securities Corp 5.403% due 01/25/36 " §	512,585	512,996
5.413% due 03/25/26 " §	924,440	925,120
5.413% due 01/25/36 " §	474,168	474,572
Residential Funding Mortgage Securities II Inc 5.463% due 09/25/35 " §	426,656	426,989
Saxon Asset Securities Trust 5.583% due 08/25/32 " §	9,338	9,353
Securitized Asset-Backed Receivables LLC Trust 5.443% due 01/25/36 " §	273,124	273,340
SG Mortgage Securities Trust 5.423% due 10/25/35 " §	335,983	336,235
SLM Student Loan Trust 5.070% due 01/25/13 " §	455,888	456,032
5.120% due 07/25/13 " §	282,633	282,883
5.130% due 04/25/14 " §	525,153	525,731

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Soundview Home Equity Loan Trust 5.433% due 05/25/35 " §	$190,853	$190,969
5.433% due 11/25/35 " §	381,291	381,578
Structured Asset Securities Corp 5.613% due 01/25/33 " §	43,087	43,357

Total Asset-Backed Securities (Cost $41,588,034)		41,625,033

U.S. GOVERNMENT AGENCY ISSUES - 0.74%

Fannie Mae 5.000% due 07/29/19	17,000,000	15,918,018
Federal Home Loan Bank 0.000% due 02/27/12 §	3,500,000	3,054,676
Tennessee Valley Authority 4.875% due 12/15/16	6,500,000	6,492,804

Total U.S. Government Agency Issues (Cost $27,274,444)		25,465,498

U.S. TREASURY OBLIGATIONS - 5.25%

U.S. Treasury Bonds - 4.72%

6.625% due 02/15/27 †	99,800,000	116,235,862
8.875% due 08/15/17 †	35,300,000	46,074,796

		162,310,658

U.S. Treasury Inflation Protected Securities - 0.42%

1.875% due 07/15/13 † ^	13,929,360	13,385,795
3.875% due 01/15/09 † ^	921,233	954,483

		14,340,278

U.S. Treasury Notes - 0.11%

3.875% due 02/15/13	3,700,000	3,445,336
4.250% due 08/15/14 †	400,000	376,828

		3,822,164

Total U.S. Treasury Obligations (Cost $185,553,067)		180,473,100

FOREIGN GOVERNMENT BONDS, NOTES & RIGHTS - 1.32%

Bundesrepublik Deutschland (Germany) 4.250% due 07/04/14	EUR 3,700,000	4,813,578
5.000% due 07/04/11	1,200,000	1,613,346
Hong Kong Government International Bond (Hong Kong) 5.125% due 08/01/14 ~	$8,100,000	7,756,787
Hydro Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,342,622
Province of Quebec (Canada) 7.500% due 07/15/23	2,495,000	2,942,753
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	435,202
Republic of Brazil (Brazil) 8.000% due 01/15/18	591,000	624,982
11.000% due 08/17/40	500,000	620,625
Republic of Panama (Panama) 6.700% due 01/26/36 †	10,935,000	10,060,200
Republic of South Africa (South Africa) 7.375% due 04/25/12	320,000	333,600
9.125% due 05/19/09	1,125,000	1,209,375
Russian Federation Government Bond (Russia) 8.250% due 03/31/10	1,244,453	1,295,600
State of Qatar (Qatar) 9.500% due 05/21/09	230,000	252,563
Ukraine Government Bond (Ukraine) 6.875% due 03/04/11	570,000	558,600
7.650% due 06/11/13	1,100,000	1,108,250
United Mexican States (Mexico) 8.300% due 08/15/31	8,600,000	9,954,500

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico) 0.000% due 06/30/07 §	21,250,000	563,125

Total Foreign Government Bonds, Notes & Rights (Cost $43,511,093)		45,485,708

	Principal
	Amount
MUNICIPAL BONDS - 2.22%

Auburn University AL ‘A’ 5.000% due 04/01/29	5,015,000	5,121,067
Badger Tobacco Asset Securitization Corp WI 6.125% due 06/01/27	2,385,000	2,530,556
California Educational Facilities Authority ‘A’ 5.000% due 10/01/33	1,200,000	1,217,040
Georgia State Road & Tollway Authority 5.125% due 03/01/20	4,000,000	4,176,040
Golden State Tobacco Securitization Corp CA ‘A-1’ 6.250% due 06/01/33	400,000	436,168
Hamilton OH School Districts Gas Supply Revenue 7.740% due 02/01/12	5,500,000	5,883,845
Honolulu City & County HI ‘1115’ 5.760% due 07/01/23 ~ §	1,540,000	1,634,002
Illinois Health Facilities Authority 6.125% due 11/15/22	1,000,000	1,087,910
Lee County Florida Apartment Revenue ‘A’ 6.000% due 10/01/29	1,000,000	1,070,660
New Mexico Mortgage Finance Authority ‘F-1’ 7.070% due 03/01/28	95,000	97,296
New York City Municipal Water Finance Authority ‘1307’ 5.830% due 06/15/38 ~ §	3,150,000	3,240,531
New York City Municipal Water Finance Authority ‘C’ 5.000% due 06/15/35	14,790,000	15,012,294
New York City Transitional Finance Authority ‘B’ 4.750% due 11/01/23	1,000,000	1,010,230
Pierce County School District WA ‘1116’ 5.760% due 12/01/23 ~ §	1,500,000	1,568,640
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	500,000	511,343
State of Georgia ‘1034’ 5.760% due 05/01/20 ~ §	1,375,000	1,519,292
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	4,800,000	4,689,264
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	5,172,028
Tobacco Settlement Financing Corp NJ 6.000% due 06/01/37	1,515,000	1,595,477
6.125% due 06/01/42	1,220,000	1,291,895
6.750% due 06/01/39	3,535,000	3,931,380
Tobacco Settlement Financing Corp RI ‘A’ 6.125% due 06/01/32	2,735,000	2,857,774
6.250% due 06/01/42	900,000	941,409

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Tobacco Settlement Financing Corp VA 5.625% due 06/01/37	$1,600,000	$1,647,888
Tobacco Settlement Revenue Management SC ‘B’ 6.000% due 05/15/22	6,220,000	6,509,541
Virginia Housing Development Authority ‘H-1’ 5.350% due 07/01/31	1,500,000	1,561,800

Total Municipal Bonds (Cost $73,336,700)		76,315,370

	Notional
	Amount
PURCHASED CALL OPTIONS - 0.12%

2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/04/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: Citigroup Inc	26,600,000	—
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/04/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: Merrill Lynch & Co Inc	30,200,000	—
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/18/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: JPMorgan Chase & Co	108,800,000	109
2-Year Interest Rate Swap OTC Strike @ $4.73 Exp. 02/01/07 (Pay 3-Month LIBOR, Receive 4.730%) Broker: Wachovia Corp	127,100,000	23,768
2-Year Interest Rate Swap OTC Strike @ $4.75 Exp. 08/07/06 (Pay 3-Month LIBOR, Receive 4.750%) Broker: The Goldman Sachs Group Inc	153,700,000	—
2-Year Interest Rate Swap OTC Strike @ $5.08 Exp. 04/19/07 (Pay 3-Month LIBOR, Receive 5.080%) Broker: Royal Bank of Scotland Group PLC	72,500,000	104,836
2-Year Interest Rate Swap OTC Strike @ $5.13 Exp. 10/25/06 (Pay 3-Month LIBOR, Receive 5.130%) Broker: The Goldman Sachs Group Inc	105,000,000	31,500
2-Year Interest Rate Swap OTC Strike @ $5.13 Exp. 10/25/06 (Pay 3-Month LIBOR, Receive 5.130%) Broker: Wachovia Corp	39,600,000	11,880
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland Group PLC	198,000,000	543,510
2-Year Interest Rate Swap OTC Strike @ $5.50 Exp. 06/29/07 (Pay 3-Month LIBOR, Receive 5.500%) Broker: Royal Bank of Scotland Group PLC	265,000,000	1,269,880
30-Year Interest Rate Swap OTC Strike @ $5.75 Exp. 04/27/09 (Pay 3-Month LIBOR, Receive 5.750%) Broker: Lehman Brothers Holdings Inc	28,200,000	1,641,889
U.S. Dollar vs. Japanese Yen OTC Strike @ JPY 120.70 Exp. 12/11/06 Broker: The Goldman Sachs Group Inc	8,700,000	21,289
New Zealand Dollar vs. Japanese Yen OTC Strike @ NZD 73.50 Exp. 04/16/07 Broker: Citigroup Inc	NZD 18,200,000	78,667

	Number of
	Contracts
30-Year U.S. Treasury Bond Futures CBOT Strike @ $108.00 Exp. 08/25/06 Broker: Citigroup Inc	520	308,750

Total Purchased Call Options (Cost $6,678,173)		4,036,078

Notional
Amount
PURCHASED PUT OPTIONS - 0.04%

30-Year Interest Rate Swap OTC Strike @ $6.25 Exp. 04/27/09 (Receive 3-Month LIBOR, Pay 6.250%) Broker: Lehman Brothers Holdings Inc	$28,200,000	1,197,259

	Number of
	Contracts
30-Year U.S. Treasury Bond Futures CBOT Strike @ $103.00 Exp. 08/25/06 Broker: Citigroup Inc	520	97,500
Eurodollar (12/06) Futures CME Strike @ $91.75 Exp. 12/18/06
Broker: The Goldman Sachs Group Inc	5,479	34,244
Eurodollar (06/07) Futures CME
Strike @ $91.25 Exp. 06/18/07 Broker: The Goldman Sachs Group Inc	3,704	23,150

Total Purchased Put Options (Cost $2,391,348)		1,352,153

	Principal
	Amount
SHORT-TERM INVESTMENTS - 30.52%

Certificates of Deposit - 1.75%

Citibank NA 5.240% due 09/07/06	$60,000,000	60,000,000

Commercial Paper - 10.60%

Bank of America Corp 5.040% due 08/03/06	90,000,000	89,587,636
Danske Corp 5.040% due 07/05/06	18,700,000	18,689,528
Rabobank USA Finance Corp 5.250% due 07/05/06	78,000,000	77,954,500
Skandinaviska Enskilda Banken AB (Sweden) 5.000% due 07/27/06	102,700,000	102,329,139
Total SA (France) 5.270% due 07/03/06	75,900,000	75,877,778

		364,438,581

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Foreign Government Issues - 16.68%

French Treasury Bills (France) 2.462% due 07/20/06	EUR 5,210,000	$6,654,738
2.467% due 07/13/06	79,000,000	100,932,824
2.653% due 10/12/06	52,430,000	66,503,341
2.688% due 09/07/06	9,240,000	11,754,488
2.705% due 09/21/06	2,700,000	3,430,954
German Treasury Bills (Germany) 2.447% due 07/12/06	105,100,000	134,307,215
2.473% due 07/12/06	54,000,000	69,006,561
2.505% due 08/16/06	93,260,000	118,866,748
2.630% due 09/13/06	9,060,000	11,520,986
2.692% due 10/18/06	27,250,000	34,554,379
Spain Letras del Tesoro (Spain) 2.845% due 12/22/06	12,600,000	15,887,188

		573,419,422

U.S. Treasury Bills - 1.38%

4.695% due 09/14/06	$500,000	495,205
4.697% due 09/14/06	20,000	19,808
4.705% due 08/31/06 ‡	700,000	694,585
4.707% due 08/31/06 ☐	750,000	744,198
4.720% due 09/14/06	465,000	460,541
4.725% due 09/14/06 ‡	2,500,000	2,476,025
4.730% due 09/14/06 ‡	3,250,000	3,218,832
4.780% due 09/14/06 ‡	3,750,000	3,714,038
4.785% due 09/14/06	700,000	693,287
4.795% due 09/14/06	3,450,000	3,416,914
4.796% due 09/14/06	60,000	59,425
4.800% due 09/14/06 ☐	23,075,000	22,853,710
4.805% due 09/14/06 ‡	3,550,000	3,515,956
4.815% due 09/14/06	50,000	49,520
4.820% due 09/14/06 ‡	5,250,000	5,199,653

		47,611,697

Repurchase Agreement - 0.11%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $3,645,321; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $3,720,850)	3,644,000	3,644,000

Total Short-Term Investments (Cost $1,019,509,876)		1,049,113,700

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 108.74% (Cost $3,773,721,432)		3,738,070,592

	Shares
SECURITIES LENDING COLLATERAL - 4.70%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $161,735,829)	161,735,829	161,735,829

TOTAL INVESTMENTS - 113.44% (Cost $3,935,457,261)		3,899,806,421

OTHER ASSETS & LIABILITIES, NET - (13.44%)		(462,103,985)

NET ASSETS - 100.00%		$3,437,702,436

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	61.49%
Short-Term Investments & Securities Lending Collateral	35.22%
U.S. Treasury Obligations	5.25%
Corporate Bonds & Notes	4.26%
Municipal Bonds	2.22%
Bank Loan Obligations	1.55%
Foreign Government Bonds, Notes, & Rights	1.32%
Asset-Backed Securities	1.21%
U.S. Government Agency Issues	0.74%
Purchased Options	0.16%
Equity Securities	0.02%

113.44%
Other Assets & Liabilities, Net	(13.44%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Investments sold short outstanding as of June 30, 2006:

	Principal
Type	Amount	Value

Fannie Mae 5.000% due 07/13/36 #	$59,100,000	$55,270,497
U.S. Treasury Notes
3.125% due 10/15/08 #	22,900,000	21,917,819
3.250% due 08/15/07 #	259,300,000	253,779,762
3.375% due 11/15/08 #	4,800,000	4,612,877
3.625% due 05/15/13 #	145,000,000	132,680,800
4.125% due 05/15/15 #	24,300,000	22,571,493
4.250% due 11/15/13 #	700,000	662,649
4.750% due 05/15/14 #	46,100,000	44,985,348

Total Investments sold short (Proceeds $538,596,100)		$536,481,245

(d) Securities with an approximate aggregate market value of $18,393,209 were segregated with the broker(s) to cover margin requirements for the following open futures contracts as of June 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Euro-Bobl 5-Year Notes (09/06)	378	EUR 37,800,000	($175,304)
Euro-Bund 10-Year Notes (09/06)	2,217	221,700,000	(1,255,982)
Eurodollar (12/06)	2,417	$2,417,000,000	(4,256,955)
Eurodollar (03/07)	2,544	2,544,000,000	(2,319,863)
Eurodollar (06/07)	2,294	2,294,000,000	(1,141,013)
Eurodollar (09/07)	2,294	2,294,000,000	(932,371)
Eurodollar (12/07)	2,129	2,129,000,000	(579,514)
Eurodollar (03/08)	2,129	2,129,000,000	(499,676)
Japanese Government 10-Year Bonds (09/06)	11	JPY 1,100,000,000	(64,076)
U.S. Treasury 10-Year Notes (09/06)	3,929	$392,900,000	(2,190,289)
U.S. Treasury 30-Year Bonds (09/06)	1,600	160,000,000	(107,590)

			($13,522,633)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

(e) Transactions in written options for the period ended June 30, 2006 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2005	511,600,000	$3,877,613
Call Options Written	740,202,658	6,330,300
Put Options Written	278,903,183	2,164,432
Put Options Expired	(42,900,000)	(250,236)
Call Options Repurchased	(668,701,772)	(4,342,266)
Put Options Repurchased	(2,297)	(223,863)

Outstanding, June 30, 2006	819,101,772	$7,555,980

(f) Premiums received and value of written options outstanding as of June 30, 2006:

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Type	USD-LIBOR	Rate	Date	Amount	Premium	Value

The Goldman Sachs Group Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	08/07/06	$66,000,000	$540,210	$1
Citigroup Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	10/04/06	11,500,000	133,317	11
Merrill Lynch & Co Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	10/04/06	12,700,000	151,571	13
JPMorgan Chase & Co	Call - OTC 5-Year Interest Rate Swap	Receive	4.560%	10/18/06	46,900,000	467,828	235
The Goldman Sachs Group Inc	Call - OTC 5-Year Interest Rate Swap	Receive	5.210%	10/25/06	45,200,000	204,153	49,494
Wachovia Corp	Call - OTC 5-Year Interest Rate Swap	Receive	5.210%	10/25/06	17,000,000	66,521	18,615
Bank of America Corp	Call - OTC 10-Year Interest Rate Swap	Receive	4.600%	01/02/07	83,000,000	854,900	8,715
Bank of America Corp	Call - OTC 10-Year Interest Rate Swap	Receive	5.900%	01/02/07	83,000,000	539,500	899,471
Wachovia Corp	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	02/01/07	54,600,000	447,720	27,791
Royal Bank of Scotland PLC	Call - OTC 5-Year Interest Rate Swap	Receive	5.220%	04/19/07	31,500,000	248,889	137,466
Royal Bank of Scotland PLC	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	87,000,000	884,790	596,211
Royal Bank of Scotland PLC	Call - OTC 5-Year Interest Rate Swap	Receive	5.600%	06/29/07	115,700,000	1,278,485	1,370,929

			Strike Price

The Goldman Sachs Group Inc	Put - OTC U.S. Dollar vs. Japanese Yen		JPY 112.00	07/03/06	153,000,000	849,150	1,224
Morgan Stanley	Call - OTC Credit Default Swap
	British Telecom PLC 7.125% due 02/15/11		$0.20	06/20/08	12,000,000	64,080	64,500

					Number of
					Contracts

Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures		103.00	08/25/06	886	301,683	124,594
Citigroup Inc	Call - CBOT U.S. Treasury 10-Year Futures		106.00	08/25/06	886	523,183	235,344

						$7,555,980	$3,534,614

(g) Forward volatility options with final premium to be determined on a future date outstanding as of June 30, 2006:

	Notional		Unrealized
Description	Amount	Premium	Depreciation
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Euro Strike and premium determined on 09/25/06, based upon implied volatility parameter of 9.175% Counterparty: Morgan Stanley Exp. 09/25/07	EUR 79,000,000	$103,621	($160,989)

(h) Restricted securities as of June 30, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets

Allied Waste Industries Inc
09/15/05	4.740%	01/15/12	$276,237	$272,739	0.01%
09/15/05	6.840%	01/15/12	111,604	110,178	0.00%
09/15/05	6.840%	01/15/12	139,506	137,723	0.00%
09/15/05	6.860%	01/15/12	92,073	90,897	0.00%
09/15/05	6.860%	01/15/12	251,110	247,901	0.01%
09/15/05	6.970%	01/15/12	117,167	115,669	0.00%
DaVita Inc ‘B’
09/15/05	6.990%	05/16/12	159,160	157,386	0.00%
09/15/05	6.990%	05/16/12	159,160	157,386	0.00%
09/15/05	6.990%	05/16/12	59,685	59,020	0.00%
09/15/05	6.990%	05/16/12	39,790	39,346	0.00%
09/15/05	6.990%	05/16/12	39,790	39,346	0.00%
09/15/05	6.990%	05/16/12	39,790	39,346	0.00%
09/15/05	7.070%	05/16/12	47,748	47,216	0.00%
01/17/05	7.125%	05/16/12	5,882	5,902	0.00%
09/15/05	7.125%	05/16/12	62,470	61,774	0.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets

DaVita Inc ‘B’
09/15/05	7.125%	05/16/12	$97,486	$96,398	0.00%
09/15/05	7.190%	05/16/12	47,748	47,216	0.00%
09/15/05	7.210%	05/16/12	29,843	29,510	0.00%
09/15/05	7.690%	05/16/12	87,091	86,119	0.00%
12/30/05	7.690%	10/05/12	39,216	39,346	0.00%
Morgan Stanley
06/28/04	5.580%	10/30/06	17,200,000	17,200,000	0.50%
Nordic Telephone ‘B’
05/18/06	5.207%	11/30/14	4,463,194	4,524,662	0.13%
Nordic Telephone ‘C’
05/18/06	5.707%	11/30/15	4,463,342	4,542,663	0.13%
Pirelli Cable SA ‘B’
10/13/05 - 10/17/05	5.566%	07/28/13	3,330,769	3,524,534	0.10%
Pirelli Cable SA ‘C’
10/17/05	6.066%	06/23/14	1,326,230	1,407,188	0.04%
10/13/05 - 10/17/05	6.066%	06/23/14	2,456,704	2,611,299	0.08%
Reliant Energy Inc
09/15/05	7.465%	04/30/10	183,816	182,158	0.01%
Reynolds American Inc
05/31/06	7.188%	05/11/12	2,258,065	2,268,472	0.07%
05/31/06	7.313%	05/11/12	2,741,935	2,754,573	0.08%
SIGMAKALON ‘A’
11/10/05	5.022%	06/30/12	1,583,690	1,737,113	0.05%
SIGMAKALON ‘B’
11/10/05	5.522%	09/19/12	2,013,355	2,228,905	0.07%
SIGMAKALON ‘B1’
11/10/05	5.522%	09/19/12	1,101,053	1,218,933	0.04%
11/10/05	5.522%	09/19/12	266,330	296,027	0.01%
SIGMAKALON ‘C’
11/10/05	6.022%	09/19/13	237,411	264,073	0.01%
SIGMAKALON ‘C1’
11/10/05	6.022%	09/19/13	188,166	209,298	0.01%
11/10/05	6.022%	09/19/13	768,494	854,797	0.02%
11/10/05	6.022%	09/19/13	2,187,274	2,432,904	0.07%
UPC Broadband Holding BV ‘J1’
04/21/06	5.507%	03/31/13	4,556,949	4,538,018	0.13%
UPC Broadband Holding BV ‘K1’
04/21/06	5.509%	12/31/13	4,556,949	4,539,757	0.13%
Weather Investments Sarl ‘A’
05/08/06	4.955%	06/17/12	6,033,778	6,138,484	0.18%
Wind Acquisitions Sarl ‘B’
05/08/06	5.634%	06/17/13	2,514,089	2,567,295	0.07%
Wind Acquisitions Sarl ‘C’
05/08/06	6.134%	06/17/14	2,514,099	2,577,952	0.07%

			$68,848,248	$70,499,523	2.05%

(i) Forward foreign currency contracts outstanding as of June 30, 2006 were as follows:

				Net Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	CLP	107,700,000	07/06	($4,113)
Sell	CLP	107,700,000	07/06	(1,470)
Buy	CLP	972,000,000	08/06	(20,110)
Buy	CLP	107,700,000	09/06	1,525
Buy	CNY	77,675,000	11/06	(151,774)
Buy	CNY	28,579,500	03/07	(34,580)
Buy	CNY	300,033,242	05/07	(388,650)
Buy	EUR	5,000,000	07/06	105,547
Sell	EUR	305,324,000	07/06	(8,675,336)
Sell	EUR	21,529,000	08/06	(463,120)
Sell	EUR	150,000,000	09/06	(2,664,513)
Sell	GBP	1,472,000	07/06	(10,307)
Sell	GBP	635,000	07/06	1,319
Buy	INR	53,438,000	09/06	(20,779)
Buy	JPY	7,611,988,106	07/06	263,086
Sell	JPY	1,497,643,640	07/06	(41,670)
Buy	JPY	11,449,728,873	08/06	(1,298,408)
Sell	JPY	40,000,000	08/06	(827)
Sell	JPY	4,194,379,000	08/06	1,429,281

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

				Net Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	KRW	655,846,000	08/06	$12,446
Buy	KRW	882,475,000	09/06	23,000
Buy	MXN	20,709,000	09/06	(106,620)
Buy	PEN	2,755,000	09/06	17,978
Sell	PEN	2,755,000	09/06	(30,391)
Buy	PLN	2,270,000	09/06	7,429
Sell	PLN	2,270,000	09/06	(2,631)
Buy	PLN	2,214,000	11/06	(17,875)
Sell	PLN	2,214,000	11/06	(2,563)
Buy	RUB	15,966,000	08/06	28,303
Buy	RUB	22,719,000	09/06	26,657
Buy	SGD	953,000	08/06	14,672
Buy	SGD	1,279,000	09/06	17,053
Buy	SKK	26,201,000	09/06	17,903
Sell	SKK	26,201,000	09/06	(340)
Buy	TWD	18,635,000	08/06	(10,979)
Buy	TWD	24,791,000	09/06	(14,605)

				($11,995,462)

(j) Securities with an approximate aggregate market value of $21,790,408 were pledged as collateral for swap contracts as of June 30, 2006.
(k) Credit default swaps outstanding as of June 30, 2006:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.600%	09/20/06	$1,600,000	($291)
The Goldman Sachs Group Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.700%	09/20/06	2,800,000	125
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	1.750%	09/20/06	2,000,000	1,882
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	5.000%	12/20/06	2,800,000	42,230
Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	6,900,000	9,668
The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	2,000,000	4,079
JPMorgan Chase & Co	Russian Federation 5.000% due 03/31/30	Sell	0.770%	05/20/07	200,000	609
HSBC Holdings PLC	General Motors Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	4,800,000	(80,685)
The Goldman Sachs Group Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.500%	06/20/07	1,000,000	16,835
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.600%	06/20/07	1,500,000	26,648
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.650%	06/20/07	1,000,000	18,231
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.700%	06/20/07	1,000,000	18,696
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	19,161
Lehman Brothers Holdings Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	19,161
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	2,000,000	38,323
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	7,900,000	(15,990)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	7,900,000	(11,715)
Bank of America Corp	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	(0.130%)	12/20/08	7,200,000	(7,928)
Barclays PLC	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	800,000	(1,492)
Citigroup Inc	Wal-Mart Stores Inc 6.875% due 08/10/10	Buy	(0.140%)	12/20/08	12,600,000	(23,495)
Lehman Brothers Holdings Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	400,000	(746)
Credit Suisse Group	Wal-Mart Stores Inc 3.375% due 10/01/09	Buy	(0.150%)	12/20/08	1,300,000	(2,727)
Barclays PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	8,700,000	(21,657)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	6,000,000	(17,278)
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	2,200,000	(5,330)
Lehman Brothers Holdings Inc	Costco Wholesale Corp 5.500% due 03/15/07	Buy	(0.240%)	12/20/08	1,700,000	(5,957)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	10,000,000	(21,055)
The Bear Stearns Cos Inc	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	8,000,000	(35,823)
Barclays PLC	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	2,400,000	(12,887)
Citigroup Inc	FedEx Corp 7.250% due 02/15/12	Buy	(0.290%)	12/20/08	3,500,000	(18,793)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	3,800,000	(4,841)
The Bear Stearns Cos Inc	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,000,000	(3,968)
UBS AG	TRW Inc 7.125% due 06/01/10	Buy	(0.290%)	12/20/08	1,100,000	(4,365)
Lehman Brothers Holdings Inc	Masco Tech Inc 5.875% due 07/15/12	Buy	(0.300%)	12/20/08	3,300,000	(6,758)
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	4,900,000	(28,847)
The Bear Stearns Cos Inc	Hewlett-Packard Co 6.500% due 07/01/12	Buy	(0.320%)	12/20/08	9,600,000	(47,754)
Lehman Brothers Holdings Inc	RadioShack Corp 7.375% due 05/15/11	Buy	(0.350%)	12/20/08	3,300,000	14,543
Credit Suisse Group	Federated Department Stores Inc 6.625% due 04/01/11	Buy	(0.410%)	12/20/08	1,300,000	(5,769)
Credit Suisse Group	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.440%)	12/20/08	1,300,000	(10,002)
ABN AMRO Holding NV	Carnival Corp 6.150% due 04/15/08	Buy	(0.480%)	12/20/08	1,100,000	(9,242)
Lehman Brothers Holdings Inc	Northrop Grumman Corp 7.125% due 02/15/11	Buy	(0.480%)	12/20/08	3,200,000	(28,008)
Credit Suisse Group	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.530%)	12/20/08	1,300,000	(13,335)
Lehman Brothers Holdings Inc	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.530%)	12/20/08	3,200,000	(31,326)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Barclays PLC	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.670%)	12/20/08	$3,900,000	($52,723)
Credit Suisse Group	Goodrich Corp 7.625% due 12/15/12	Buy	(0.900%)	12/20/08	1,300,000	(22,412)
Lehman Brothers Holdings Inc	Goodrich Corp 7.625% due 12/15/13	Buy	(0.970%)	12/20/08	3,200,000	(60,380)
The Bear Stearns Cos Inc	Capital One Financial Corp 4.875% due 05/15/08	Buy	(1.090%)	12/20/08	2,200,000	(43,989)
JPMorgan Chase & Co	Capital One Financial Corp 8.750% due 02/01/07	Buy	(1.350%)	12/20/08	900,000	(23,433)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	18,900,000	1,107,826
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.300%	06/20/10	1,400,000	(18,851)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.250%)	09/20/10	4,000,000	78,435
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	(2.260%)	09/20/10	100,000	1,925
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	(2.110%)	10/20/10	1,600,000	42,509
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.200%)	10/20/10	2,000,000	46,635
UBS AG	Bear Stearns Asset-Backed Securities Inc 7.323% due 12/25/35	Buy	(2.250%)	12/25/35	2,000,000	(4,500)
The Bear Stearns Cos Inc	Bear Stearns Asset-Backed Securities Inc 7.323% due 12/25/35	Sell	2.550%	12/25/35	2,000,000	16,786
The Bear Stearns Cos Inc	Home Equity Asset-Backed Securities Market Index	Buy	(0.540%)	07/25/45	41,000,000	(88,761)

						$731,194

(1)	If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.
(l)     Interest rate swaps outstanding as of June 30, 2006:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	08/15/07	$221,900,000	($9,381,091)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/07	13,600,000	(377,828)
UBS AG	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 13,000,000	(14,769)
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	17,600,000	(30,561)
Barclays PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/11	$104,400,000	(905,527)
Citigroup Inc	3-Month USD-LIBOR	Pay	5.000%	12/20/11	178,800,000	(1,389,925)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/20/11	122,600,000	(1,095,263)
JPMorgan Chase & Co	3-Month USD-LIBOR	Pay	5.000%	12/20/11	15,600,000	(139,086)
The Goldman Sachs Group Inc	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY 100,000	14
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/13	JPY 1,400,000,000	244,651
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/20/13	$112,000,000	(1,330,263)
Barclays PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR 18,300,000	98,247
Barclays PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	34,400,000	2,183,472
Citigroup Inc	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	50,700,000	2,776,887
JPMorgan Chase & Co	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	1,200,000	65,995
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	231,900,000	20,645,288
JPMorgan Chase & Co	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	23,300,000	2,361,597
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP 8,900,000	(107,802)
Merrill Lynch & Co Inc	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	7,800,000	(295,794)
UBS AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	19,500,000	(764,425)
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	12/20/16	$91,400,000	1,130,163
Barclays PLC	3-Month USD-LIBOR	Receive	5.000%	12/20/16	33,800,000	414,896
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	12/20/16	19,000,000	237,025
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/16	38,500,000	476,053
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/16	70,400,000	870,497
UBS AG	3-Month USD-LIBOR	Pay	5.000%	12/20/26	1,900,000	(2,058)
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	6.175%	05/22/30	EUR 3,580,000	(1,085,415)
Barclays PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP 21,500,000	1,028,195
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	44,400,000	2,241,042
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/35	$95,000,000	(3,816,562)
The Goldman Sachs Group Inc	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP 8,300,000	(42,142)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/20/36	$300,000	2,731
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/36	15,400,000	140,259

						$14,138,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 6.13%

Autos & Transportation - 0.40%

DaimlerChrysler NA Holding Corp 5.486% due 03/07/07 §	$12,800,000	$12,804,749

Consumer Discretionary - 0.16%

Caesars Entertainment Inc 8.500% due 11/15/06	800,000	807,196
CSC Holdings Inc 7.875% due 12/15/07	1,800,000	1,827,000
MGM MIRAGE 7.250% due 10/15/06	300,000	302,625
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 10/15/07	500,000	507,065
7.250% due 08/15/06	1,200,000	1,207,200
Starwood Hotels & Resorts Worldwide Inc 7.375% due 05/01/07	400,000	404,500

		5,055,586

Energy - 0.01%

El Paso Corp 7.625% due 08/16/07	300,000	304,500

Financial Services - 5.29%

Asian Development Bank (Philippines) 5.820% due 06/16/28	2,050,000	2,087,216
Charter One Bank NA 5.158% due 04/24/09 §	22,000,000	22,012,012
Citigroup Inc 5.199% due 05/02/08 §	2,700,000	2,703,124
Ford Motor Credit Co 6.374% due 03/21/07 §	14,600,000	14,550,769
General Electric Capital Corp 5.311% due 03/04/08 §	8,800,000	8,807,902
5.340% due 12/12/08 §	2,300,000	2,302,063
General Motors Acceptance Corp 6.875% due 08/28/12	10,600,000	9,999,181
Host Marriott LP 9.250% due 10/01/07	300,000	310,875
9.500% due 01/15/07	900,000	927,000
Morgan Stanley 5.361% due 10/30/06 ¯ §	35,100,000	35,100,000
Phoenix Quake Wind Ltd (Cayman) 7.440% due 07/03/08 ~ §	17,000,000	17,175,780
Rabobank Nederland (Netherlands) 5.088% due 01/15/09 ~ §	2,200,000	2,200,964
The Goldman Sachs Group Inc 5.149% due 08/01/06 §	9,100,000	9,100,783
5.790% due 06/28/10 §	13,500,000	13,581,081
Toyota Motor Credit Corp 5.192% due 09/18/06 §	14,900,000	14,901,073
Travelers Property Casualty Corp 3.750% due 03/15/08	1,500,000	1,456,410
Vita Capital Ltd (Cayman) 6.340% due 01/01/07 ~ §	4,100,000	4,113,694
Wachovia Bank NA 5.308% due 12/02/10 §	6,300,000	6,305,235

		167,635,162

Integrated Oils - 0.15%

Pemex Project Funding Master Trust 7.375% due 12/15/14	2,000,000	2,069,000
8.625% due 02/01/22	1,300,000	1,456,650
9.500% due 09/15/27	1,000,000	1,202,500

		4,728,150

Producer Durables - 0.03%

BAE Systems Holdings Inc 5.570% due 08/15/08 ~ §	1,000,000	1,002,066

Utilities - 0.09%

Indianapolis Power & Light Co 6.300% due 07/01/13 ~	500,000	502,681
NiSource Finance Corp 5.764% due 11/23/09 §	2,200,000	2,204,420

		2,707,101

Total Corporate Bonds & Notes (Cost $193,086,137)		194,237,314

BANK LOAN OBLIGATIONS - 0.09%

Materials & Processing - 0.09%

Georgia-Pacific Term Loan ‘B’ 7.300% due 12/20/12 ¯ §	2,285,714	2,283,929
7.350% due 12/20/12 ¯ §	571,429	570,984
7.499% due 12/20/12 ¯ §	127,857	127,756

		2,982,669

Total Bank Loan Obligations (Cost $2,985,000)		2,982,669

MORTGAGE-BACKED SECURITIES - 15.19%

Collateralized Mortgage Obligations - 8.29%

Banc of America Funding Corp 4.622% due 02/20/36 " §	9,573,036	9,304,744
Banc of America Mortgage Securities 6.500% due 02/25/34 "	1,685,014	1,678,695
Bear Stearns Adjustable Rate Mortgage Trust 4.203% due 01/25/34 " §	7,702,064	7,663,058
Citigroup Mortgage Loan Trust Inc 4.700% due 12/25/35 " §	12,292,098	11,967,485
4.900% due 12/25/35 " §	646,914	635,594
Countrywide Alternative Loan Trust 5.393% due 07/25/46 " §	2,776,395	2,769,906
Countrywide Home Loan Mortgage Pass-Through Trust 3.795% due 11/19/33 " §	830,286	793,981
5.593% due 05/25/34 " §	834,563	833,569
5.663% due 06/25/35 ~ " §	2,522,202	2,521,232
CS First Boston Mortgage Securities Corp 4.938% due 12/15/40 "	3,196,843	3,148,060
Fannie Mae 4.500% due 10/25/22 "	552,758	550,582
4.681% due 05/25/35 " §	7,900,000	7,654,595
5.473% due 08/25/34 " §	4,118,509	4,115,371
Fannie Mae Whole Loan
5.673% due 05/25/42 " §	1,024,056	1,027,164
5.950% due 02/25/44 "	3,900,000	3,865,939
First Horizon Alternative Mortgage Securities 4.744% due 06/25/34 " §	3,138,464	3,077,233
Freddie Mac 4.000% due 03/15/23 - 10/15/23 " ±	3,946,475	3,861,305
5.549% due 12/15/30 " §	1,554,106	1,558,146
Freddie Mac Structured Pass-Through Securities 5.211% due 10/25/44 - 02/25/45 " § ±	73,819,240	74,101,024

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
GE Capital Commercial Mortgage Corp 4.229% due 12/10/37 "	$14,021,556	$13,548,755
GGP Mall Properties Trust 5.007% due 11/15/11 ~ "	3,816,132	3,810,666
Greenpoint Mortgage Funding Trust 5.543% due 06/25/45 " §	5,951,431	5,972,833
5.593% due 11/25/45 " §	3,209,066	3,215,887
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~ "	1,522,825	1,532,480
GSR Mortgage Loan Trust 4.540% due 09/25/35 " §	6,700,550	6,523,098
Harborview Mortgage Loan Trust 5.492% due 03/19/36 " §	4,153,186	4,160,325
Impac CMB Trust 5.723% due 07/25/33 " §	1,101,451	1,102,283
Imperial Savings Association 8.428% due 02/25/18 " §	7,017	7,050
Lehman XS Trust 5.403% due 04/25/46 - 07/25/46 " § ±	12,064,785	12,072,535
MASTR Adjustable Rate Mortgages Trust 3.786% due 11/21/34 " §	1,800,000	1,695,110
Mellon Residential Funding Corp 5.549% due 11/15/31 " §	4,170,320	4,178,203
5.639% due 12/15/30 " §	2,425,433	2,434,793
NationsLink Funding Corp 5.520% due 04/10/07 " §	620,461	621,919
Ryland Mortgage Securities Corp 5.929% due 10/01/27 " §	123,604	123,377
Sequoia Mortgage Trust 5.602% due 10/19/26 " §	2,427,102	2,433,862
Small Business Administration 4.504% due 02/01/14 "	9,182,546	8,655,088
Small Business Administration Participation Certificates 4.880% due 11/01/24 "	14,322,095	13,544,618
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/34 " §	2,393,140	2,344,546
5.682% due 01/25/35 " §	2,173,943	2,194,725
Structured Asset Mortgage Investments Inc 5.540% due 06/25/36 " §	1,300,000	1,303,877
Washington Mutual Inc 5.009% due 02/27/34 " §	2,128,649	2,101,721
5.259% due 07/25/46 " §	6,500,000	6,493,948
5.583% due 11/25/45 " §	2,535,015	2,543,285
5.613% due 08/25/45 - 10/25/45 " § ±	18,783,222	18,901,344

		262,644,011

Fannie Mae - 6.80%

4.192% due 11/01/34 " §	21,616,975	21,193,569
4.675% due 05/01/35 " §	325,367	317,704
4.716% due 01/01/35 " §	2,188,871	2,151,130
4.854% due 07/01/26 " §	38,140	38,152
4.874% due 08/01/17 " §	709,174	706,213
4.981% due 08/01/24 " §	80,263	80,260
5.000% due 03/01/24 " §	56,253	56,252
5.211% due 03/01/44 - 10/01/44 " § ±	37,237,062	37,412,879
5.324% due 03/01/18 " §	585,667	586,882
5.500% due 09/01/34 - 06/01/36 " ±	53,404,775	51,321,372
5.500% due 07/13/36 # "	104,400,000	100,289,250
5.785% due 12/01/22 " §	57,589	58,083
6.066% due 01/01/25 " §	83,204	84,143
6.900% due 09/01/09 "	1,013,833	1,039,145

		215,335,034

Freddie Mac - 0.07%

4.555% due 01/01/34 " §	2,298,881	2,250,934

Government National Mortgage Association - 0.03%

4.375% due 05/20/23 - 05/20/26 " § ±	92,518	92,712
4.750% due 09/20/22 - 07/20/25 " § ±	309,762	310,305
5.125% due 10/20/24 - 12/20/26 " § ±	145,649	146,571
5.375% due 02/20/25 - 01/20/27 " § ±	171,376	172,261
6.000% due 06/15/29 "	215,074	213,946
9.000% due 01/15/17 "	303	325

		936,120

Total Mortgage-Backed Securities (Cost $486,985,876)		481,166,099

ASSET-BACKED SECURITIES - 9.31%

AAA Trust 5.423% due 11/26/35 ~ " §	547,401	548,200
ACE Securities Corp 5.433% due 10/25/35 " §	8,645,505	8,652,553
Aegis Asset-Backed Securities Trust 5.523% due 09/25/34 " §	685,637	686,053
Amortizing Residential Collateral Trust 5.613% due 07/25/32 " §	125,612	125,570
Argent Securities Inc 5.393% due 04/25/36 " §	3,044,982	3,047,306
5.403% due 03/25/36 " §	4,195,471	4,198,890
5.423% due 11/25/35 " §	12,539,516	12,549,405
5.443% due 10/25/35 " §	2,524,650	2,526,524
5.463% due 02/25/36 " §	9,586,650	9,593,780
Asset-Backed Funding Certificates 5.433% due 11/25/24 " §	1,783,054	1,784,136
Bayview Financial Acquisition Trust 5.791% due 05/28/34 " §	5,995,787	6,002,173
Bear Stearns Asset-Backed Securities Inc 5.403% due 08/25/29 " §	2,247,174	2,248,981
5.523% due 09/25/34 " §	3,331,747	3,335,953
5.653% due 10/25/32 " §	164,826	165,123
5.653% due 01/25/36 " §	835,018	835,885
Capital One Auto Finance Trust 5.117% due 05/15/07 "	3,871,869	3,873,585
Carrington Mortgage Loan Trust 5.403% due 06/25/35 " §	181,879	181,993
5.443% due 10/25/25 " §	5,705,827	5,709,837
Centex Home Equity 5.373% due 06/25/36 " §	10,086,775	10,091,967
Chase Credit Card Master Trust 5.579% due 11/17/08 " §	3,200,000	3,202,640
Citigroup Mortgage Loan Trust Inc 5.403% due 12/25/35 " §	5,640,301	5,644,820
5.433% due 09/25/35 " §	3,252,818	3,255,077
Countrywide Asset-Backed Certificates 5.371% due 04/25/28 " §	6,400,000	6,408,023
5.393% due 02/25/27 " §	5,256,394	5,259,578
5.393% due 05/25/28 " §	2,672,701	2,674,973
5.410% due 02/25/29 " §	2,600,000	2,601,629
5.423% due 03/25/25 " §	3,728,706	3,731,255
5.453% due 11/25/25 " §	2,829,783	2,831,728
5.513% due 03/25/27 " §	3,900,000	3,903,826
Equity One Asset-Backed Securities Inc 5.623% due 04/25/34 " §	1,375,550	1,381,357

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
FBR Securitization Trust 5.433% due 10/25/35 " §	$1,169,716	$1,170,648
5.443% due 09/25/35 " §	2,266,161	2,267,625
5.443% due 10/25/35 " §	1,972,165	1,973,528
5.503% due 09/25/35 " §	6,900,000	6,906,220
First Franklin Mortgage Loan Asset-Backed Certificates 5.413% due 01/25/36 " §	6,241,140	6,246,612
First NLC Trust 5.433% due 12/25/35 " §	3,555,467	3,557,999
Ford Credit Auto Owner Trust 4.240% due 03/15/08 "	2,967,944	2,956,022
Freddie Mac Structured Pass-Through Securities 5.583% due 08/25/31 " §	754,302	758,224
Fremont Home Loan Trust 5.413% due 01/25/36 " §	8,086,135	8,092,731
GSAMP Trust 5.433% due 11/25/35 " §	370,473	370,755
5.513% due 10/25/33 " §	411,080	411,385
5.613% due 03/25/34 " §	1,570,761	1,574,351
Home Equity Asset Trust 5.403% due 05/25/36 ~ " §	2,605,107	2,605,699
5.433% due 02/25/36 " §	2,340,515	2,342,645
HSI Asset Securitization Corp Trust 5.403% due 12/25/35 " §	3,156,586	3,159,173
IndyMac Residential Asset-Backed Trust 5.413% due 03/25/36 " §	7,100,885	7,106,170
5.423% due 03/25/36 " §	3,345,467	3,348,072
JPMorgan Mortgage Acquisition Corp 5.393% due 01/25/26 " §	3,705,282	3,708,449
Long Beach Mortgage Loan Trust 5.383% due 04/25/36 " §	922,370	923,073
5.393% due 03/25/36 " §	1,129,382	1,130,302
5.403% due 02/25/36 " §	2,436,095	2,438,051
5.523% due 11/25/34 " §	3,136,914	3,140,922
Merrill Lynch Mortgage Investors Inc 5.400% due 05/25/37 " §	3,300,000	3,303,101
5.403% due 01/25/37 " §	1,911,242	1,912,531
5.423% due 06/25/36 " §	857,230	857,751
5.480% due 06/25/36 " §	8,400,000	8,401,250
Morgan Stanley Asset-Backed Securities Capital I 5.381% due 06/25/36 " §	12,700,000	12,674,271
Nelnet Student Loan Trust 5.051% due 10/27/14 " §	1,100,000	1,098,950
5.190% due 07/25/16 " §	1,900,000	1,904,207
5.190% due 10/25/16 " §	3,300,000	3,302,342
New Century Home Equity Loan Trust 5.433% due 09/25/35 " §	1,688,492	1,689,723
5.443% due 10/25/35 " §	535,563	535,974
Newcastle Mortgage Securities Trust 5.393% due 03/25/36 " §	1,825,288	1,826,688
Nomura Asset Acceptance Corp 5.463% due 01/25/36 ~ " §	2,424,067	2,425,870
Option One Mortgage Loan Trust 5.423% due 11/25/35 " §	3,268,282	3,270,894
Renaissance Home Equity Loan Trust 5.473% due 11/25/35 " §	1,327,609	1,328,573
5.703% due 12/25/32 " §	723,956	724,859
Residential Asset Mortgage Products Inc 5.403% due 12/25/27 " §	2,705,546	2,707,709
5.433% due 05/25/35 " §	186,196	186,319
5.483% due 09/25/13 " §	417,714	417,936
5.663% due 11/25/33 " §	1,429,868	1,430,736
Residential Asset Securities Corp 5.363% due 02/25/27 " §	5,256,630	5,250,903
5.393% due 04/25/36 " §	634,655	635,240
5.423% due 03/25/35 " §	330,596	330,842
5.423% due 10/25/35 " §	6,092,752	6,097,727
5.623% due 01/25/34 " §	17,769	17,785
Residential Funding Mortgage Securities II Inc 5.463% due 09/25/35 " §	3,199,918	3,202,417
Saxon Asset Securities Trust 5.593% due 01/25/32 " §	449,486	450,138
Securitized Asset-Backed Receivables LLC Trust 5.393% due 10/25/35 " §	1,568,925	1,570,334
SG Mortgage Securities Trust 5.423% due 10/25/35 " §	3,527,824	3,530,471
SLM Student Loan Trust 5.070% due 01/25/13 " §	3,191,219	3,192,224
5.120% due 07/25/13 " §	1,413,165	1,414,413
5.190% due 10/25/13 " §	2,095,875	2,101,195
Soundview Home Equity Loan Trust 5.298% due 07/25/36 " §	9,300,000	9,279,713
5.393% due 02/25/36 " §	769,334	770,010
5.393% due 03/25/36 " §	2,219,318	2,221,106
5.433% due 05/25/35 " §	3,467,164	3,469,268
Structured Asset Investment Loan Trust 5.413% due 07/25/35 " §	738,942	739,523
Structured Asset Securities Corp 4.900% due 04/25/35 " §	4,980,984	4,781,952
5.453% due 12/25/35 ~ " §	6,235,873	6,240,322
Susquehanna Auto Lease Trust 4.991% due 04/16/07 ~ "	1,072,400	1,075,434
Truman Capital Mortgage Loan Trust 5.663% due 01/25/34 ~ " §	453,491	455,051
USAA Auto Owner Trust 5.030% due 11/17/08 "	2,300,000	2,294,981
Wachovia Mortgage Loan Trust LLC 5.433% due 10/25/35 " §	2,533,738	2,535,655

Total Asset-Backed Securities (Cost $294,929,339)		294,897,864

U.S. GOVERNMENT AGENCY ISSUES - 4.24%

Fannie Mae 5.111% due 09/07/06 §	89,300,000	89,267,673
5.299% due 09/21/06 §	45,000,000	44,994,645

Total U.S. Government Agency Issues (Cost $134,280,125)		134,262,318

U.S. TREASURY OBLIGATIONS - 100.67%

U.S. Treasury Bonds - 0.48%

4.500% due 02/15/36 #	11,600,000	10,404,666
6.625% due 02/15/27 #	4,100,000	4,775,221

		15,179,887

U.S. Treasury Inflation Protected Securities - 98.96%

0.875% due 04/15/10 # ^	249,245,526	234,857,057
1.625% due 01/15/15 # ^	85,409,402	79,482,028
1.875% due 07/15/13 # ^	169,768,888	162,767,098
1.875% due 07/15/15 # ^	172,681,500	163,526,413
2.000% due 01/15/14 # ^	220,983,108	212,775,553
2.000% due 07/15/14 # ^	209,211,507	201,043,590
2.000% due 01/15/16 # ^	110,814,215	105,609,145
2.000% due 01/15/26 # ^	175,957,070	160,845,012
2.375% due 04/15/11 # ^	14,271,740	14,179,318
2.375% due 01/15/25 # ^	204,381,072	198,486,366
3.000% due 07/15/12 # ^	366,526,495	376,357,936
3.375% due 01/15/07 # ^	383,070	382,794
3.375% due 04/15/32 # ^	14,363,244	16,921,716
3.500% due 01/15/11 # ^	92,423,520	96,366,241
3.625% due 01/15/08 # ^	162,416,825	164,662,795

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
3.625% due 04/15/28 # ^	$198,973,140	$235,535,437
3.875% due 01/15/09 # ^	298,649,718	308,289,113
3.875% due 04/15/29 # ^	250,779,575	309,432,554
4.250% due 01/15/10 # ^	87,793,279	92,965,622

		3,134,485,788

U.S. Treasury Notes - 1.23%

4.250% due 11/15/14 #	5,200,000	4,892,066
4.500% due 02/28/11 #	6,700,000	6,535,120
4.500% due 11/15/15 #	7,000,000	6,669,691
4.875% due 04/30/11 #	21,200,000	20,990,502

		39,087,379

Total U.S. Treasury Obligations (Cost $3,175,400,637)		3,188,753,054

FOREIGN GOVERNMENT BONDS & NOTES - 0.57%

Canadian Government Bond (Canada) 3.000% due 12/01/36 ^	CAD 1,802,867	2,030,910
Finland Government Bond (Finland) 2.750% due 07/04/06	EUR 4,900,000	6,266,846
France Government Bond OAT (France) 3.000% due 07/25/12 ^	2,746,100	3,780,021
Republic of Austria (Austria) 5.500% due 01/15/10	1,000,000	1,350,416
United Mexican States (Mexico) 6.375% due 01/16/13	$4,455,000	4,477,275

Total Foreign Government Bonds & Notes (Cost $15,550,503)		17,905,468

MUNICIPAL BONDS - 0.24%

California County Tobacco Securitization Agency 5.625% due 06/01/23	600,000	604,752
City of Chicago IL ‘1286’ 5.781% due 01/01/14 ~ §	300,000	288,705
City of Chicago IL ‘1287’ 5.781% due 01/01/14 ~ §	200,000	185,120
Golden State Tobacco Securitization Corp CA ‘A-1’ 6.250% due 06/01/33	1,095,000	1,194,010
6.750% due 06/01/39	2,000,000	2,239,200
Kansas State Turnpike Authority ‘A’ 5.000% due 09/01/13	700,000	739,123
New York City Municipal Water Finance Authority ‘1289’ 4.750% due 12/15/13 ~ §	330,000	306,124
Tobacco Settlement Authority IA ‘B’ 5.300% due 06/01/25	640,000	673,632
Tobacco Settlement Financing Corp NJ 6.750% due 06/01/39	1,100,000	1,223,343

Total Municipal Bonds (Cost $6,544,701)		7,454,009

	Notional
	Amount	Value
PURCHASED CALL OPTIONS - 0.01%

2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland Group PLC	119,000,000	326,655
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Wachovia Corp	26,000,000	71,370

Total Purchased Call Options (Cost $619,271)		398,025

PURCHASED PUT OPTIONS - 0.00%

U.S. Dollar vs. Japanese Yen OTC Strike @ JPY 114.00 Exp. 07/03/06 Broker: Bank of America Corp	35,800,000	46,433

	Number of
	Contracts
5-Year U.S. Treasury Note Futures CME Strike @ $100.00 Exp. 08/25/06 Broker: Citigroup Inc	335	5,235
10-Year U.S. Treasury Note Futures CME Strike @ $99.00 Exp. 08/25/06 Broker: The Bear Stearns Cos Inc	50	781
Eurodollar (09/06) Futures CME Strike @ $92.75 Exp. 09/18/06 Broker: The Goldman Sachs Group Inc	1,315	8,219
Eurodollar (12/06) Futures CME Strike @ $92.00 Exp. 12/18/06 Broker: Citigroup Inc	1,288	8,050
Eurodollar (12/06) Futures CME Strike @ $93.00 Exp. 12/18/06 Broker: Citigroup Inc	510	3,188
U.S. Treasury Inflation Protected Securities (07/06) OTC Strike @ $81.86 Exp. 07/19/06 Broker: The Goldman Sachs Group Inc	2,790	—
U.S. Treasury Inflation Protected Securities (08/06) OTC Strike @ $75.09 Exp. 08/31/06 Broker: The Goldman Sachs Group Inc	470	—
U.S. Treasury Inflation Protected Securities (08/06) OTC Strike @ $83.00 Exp. 08/31/06 Broker: Morgan Stanley	3,640	—
U.S. Treasury Inflation Protected Securities (09/06) OTC Strike @ $56.00 Exp. 09/29/06 Broker: Morgan Stanley	1,600	—
U.S. Treasury Inflation Protected Securities (09/06) OTC Strike @ $73.91 Exp. 09/08/06 Broker: The Goldman Sachs Group Inc	2,000	—
U.S. Treasury Inflation Protected Securities (09/06) OTC Strike @ $83.88 Exp. 09/21/06 Broker: The Goldman Sachs Group Inc	280	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Number of
	Contracts	Value
U.S. Treasury Inflation Protected Securities (09/06) OTC Strike @ $92.00 Exp. 09/08/06 Broker: Morgan Stanley	3,000	$—
U.S. Treasury Inflation Protected Securities (09/06) OTC Strike @ $95.00 Exp. 09/21/06 Broker: The Goldman Sachs Group Inc	150	—

Total Purchased Put Options (Cost $742,412)		71,906

	Principal
	Amount
SHORT-TERM INVESTMENTS - 71.72%

Certificates of Deposit - 2.84%

Citibank NA 5.240% due 09/07/06	$90,000,000	90,000,000

Commercial Paper - 38.83%

Abbey National North America LLC 5.000% due 08/28/06	80,000,000	79,355,556
5.250% due 07/05/06	15,600,000	15,590,900
ANZ National Ltd (Australia) 4.930% due 07/12/06	80,000,000	79,879,489
Bank of America Corp 5.090% due 08/21/06	80,000,000	79,423,133
Danske Corp 5.040% due 07/05/06	86,900,000	86,851,336
5.280% due 07/17/06	7,600,000	7,582,165
Dexia LLC DE 5.260% due 08/08/06	90,000,000	89,500,300
Fortis Funding LLC 5.060% due 07/06/06	87,600,000	87,538,437
5.265% due 07/26/06	7,100,000	7,074,041
HBOS Treasury Services PLC (United Kingdom) 5.110% due 08/29/06	62,900,000	62,340,190
Rabobank USA Finance Corp 5.240% due 07/03/06	51,200,000	51,185,095
5.250% due 07/03/06	35,700,000	35,689,587
San Paolo U.S. Financial Co 5.270% due 07/14/06	90,000,000	89,828,725
Societe Generale North America Inc 5.260% due 07/03/06	86,900,000	86,874,606
Spintab AB (Sweden) 4.990% due 07/25/06	80,000,000	79,733,867
Svenska Handelsbanken AB (Sweden) 5.000% due 08/28/06	80,000,000	79,355,556
Time Warner Inc 5.240% due 09/18/06	30,500,000	30,136,745
Total SA (France) 5.270% due 07/03/06	86,900,000	86,874,558
UBS Finance LLC DE 5.050% due 07/05/06	87,600,000	87,550,847
5.235% due 08/08/06	7,100,000	7,060,767
5.270% due 07/03/06	500,000	499,854

		1,229,925,754

Foreign Government Issues - 19.96%

Belgium Treasury Bills (Belgium) 2.621% due 08/17/06	EUR 62,000,000	79,026,428
2.656% due 09/14/06	21,290,000	27,075,658
French Treasury Bills (France) 2.289% due 07/06/06	15,460,000	19,764,035
2.373% due 07/13/06	120,000,000	153,315,682
2.478% due 08/24/06	4,000,000	5,094,150
2.653% due 10/12/06	19,870,000	25,203,536
2.669% due 09/14/06	41,630,000	52,926,856
2.705% due 09/21/06	44,200,000	56,165,992
German Treasury Bills (Germany) 2.447% due 07/12/06	16,350,000	20,893,653
2.569% due 08/16/06	3,360,000	4,282,568
2.630% due 09/13/06	24,700,000	31,409,309
Japan Financing Bills (Japan) 0.297% due 10/02/06 #	JPY 18,000,000,000	157,158,843

		632,316,710

U.S. Government Agency Issues - 8.76%

Fannie Mae 4.809% due 07/05/06	$15,600,000	15,591,247
4.931% due 08/02/06	175,700,000	174,928,482
Federal Home Loan Bank 5.030% due 07/03/06	86,900,000	86,876,102

		277,395,831

U.S. Treasury Bills - 0.77%

4.670% due 08/31/06 ‡	135,000	133,956
4.686% due 08/31/06 ‡	50,000	49,613
4.695% due 09/14/06 ‡	1,750,000	1,733,218
4.697% due 09/14/06 ‡	50,000	49,520
4.705% due 08/31/06 ‡	110,000	109,149
4.710% due 09/14/06 ‡	30,000	29,712
4.720% due 08/31/06 ‡	71,000	70,451
4.720% due 09/14/06 ‡	1,675,000	1,658,936
4.725% due 08/31/06 ‡	490,000	486,209
4.725% due 09/14/06 ‡	750,000	742,808
4.735% due 09/14/06	2,500,000	2,476,025
4.776% due 09/14/06 ‡	500,000	495,205
4.785% due 09/14/06 ☐	800,000	792,328
4.795% due 09/14/06 ☐	3,645,000	3,610,044
4.796% due 09/14/06	200,000	198,082
4.797% due 09/14/06	1,600,000	1,584,656
4.805% due 09/14/06 Ω	1,235,000	1,223,156
4.810% due 09/14/06 Ω	3,250,000	3,218,832
4.815% due 09/14/06	320,000	316,931
4.820% due 09/14/06 Ω	1,500,000	1,485,615
4.825% due 09/14/06 Ω	3,900,000	3,862,599

		24,327,045

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 0.56%

Lehman Brothers Holdings Inc 4.600% due 07/03/06 (Dated 06/30/06, repurchase price of $13,004,983; collateralized by U.S. Treasury Notes: 3.250% due 08/15/07 and market value $13,270,613)	$13,000,000	$13,000,000
State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $4,742,719; collateralized by U.S. Treasury Notes: 2.625% due 05/15/08 and market value $4,840,163)	4,741,000	4,741,000

		17,741,000

Total Short-Term Investments (Cost $2,252,748,220)		2,271,706,340

TOTAL INVESTMENTS - 208.17% (Cost $6,563,872,221)		6,593,835,066

OTHER ASSETS & LIABILITIES, NET - (108.17%)		(3,426,307,568)

NET ASSETS - 100.00%		$3,167,527,498

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	100.67%
Short-Term Investments	71.72%
Mortgage-Backed Securities	15.19%
Asset-Backed Securities	9.31%
Corporate Bonds & Notes	6.13%
U.S. Government Agency Issues	4.24%
Foreign Government Bonds & Notes	0.57%
Municipal Bonds	0.24%
Bank Loan Obligations	0.09%
Purchased Options	0.01%

208.17%
Other Assets & Liabilities, Net	(108.17%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Investments sold short outstanding as of June 30, 2006:

	Principal
Type	Amount	Value

U.S. Treasury Notes 3.625% due 05/15/13 #	$2,200,000	$2,013,088
4.250% due 08/15/13 #	29,300,000	27,807,546
4.250% due 11/15/13 #	52,600,000	49,793,317

Total Investments sold short (Proceeds $79,958,400)		$79,613,951

(d) Securities with an approximate aggregate market value of $5,360,692 were segregated with the broker(s) to cover margin requirements for the following open futures contracts as of June 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (12/06)	545	$545,000,000	($1,134,338)
Eurodollar (03/07)	545	545,000,000	(1,141,837)
Eurodollar (06/07)	642	642,000,000	(1,125,262)
Eurodollar (09/07)	642	642,000,000	(1,039,912)
Eurodollar (12/07)	97	97,000,000	(111,550)
Eurodollar (03/08)	97	97,000,000	(110,337)
U.S. Treasury 5-Year Notes (09/06)	549	54,900,000	(349,795)
U.S. Treasury 10-Year Notes (09/06)	1,305	130,500,000	(716,219)

Short Futures Outstanding

Euro-Bund 10-Year Notes (09/06)	335	EUR 33,500,000	183,362
U.S. Treasury 30-Year Bonds (09/06)	449	$44,900,000	82,156

			($5,463,732)

(e) Forward foreign currency contracts outstanding as of June 30, 2006 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CAD	2,071,000	07/06	$21,861
Buy	EUR	6,636,000	07/06	185,058
Sell	EUR	6,181,000	07/06	(89,825)
Sell	EUR	1,254,000	07/06	4,365
Buy	EUR	4,500,000	08/06	110,671
Sell	EUR	282,408,000	08/06	(6,115,677)
Sell	EUR	66,000,000	09/06	(1,172,386)
Buy	JPY	459,200,000	07/06	(2,125)
Buy	JPY	7,806,726,000	08/06	(2,131,525)
Buy	PLN	861,000	09/06	2,818
Buy	RUB	7,051,000	09/06	8,273
Buy	SKK	7,634,000	09/06	5,216

				($9,173,276)

(f) Securities with an approximate aggregate market value of $9,606,977 were pledged as collateral for securities purchased on a when-issued or delayed-delivery basis as of June 30, 2006.
(g) Transactions in written options for the period ended June 30, 2006 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2005	562	$190,921
Call Options Written	127,003,178	1,382,922
Put Options Written	134,203,346	1,543,981
Call Options Repurchased	(281)	(64,946)
Put Options Repurchased	(449)	(285,554)

Outstanding, June 30, 2006	261,206,356	$2,767,324

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

(h) Premiums received and value of written options outstanding as of June 30, 2006:

		Pay/Receive Floating
		Rate Based on	Exercise	Expiration	Notional
Counterparty	Type	3-Month USD-Libor	Rate	Date	Amount	Premium	Value

Barclays PLC	Call - OTC 10-Year Interest Rate Swap	Receive	5.300%	01/02/07	$64,000,000	$332,800	$263,168
Barclays PLC	Put - OTC 10-Year Interest Rate Swap	Pay	5.900%	01/02/07	36,000,000	408,600	390,132
Barclays PLC	Put - OTC 10-Year Interest Rate Swap	Pay	6.100%	01/02/07	28,000,000	184,100	178,332
Wachovia Corp	Call - OTC 5-Year Interest Rate Swap	Receive	5.325%	06/07/07	11,000,000	93,500	72,974
Royal Bank of Scotland Group PLC	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	52,000,000	528,840	356,356
			Strike Price

Bank of America Corp	Put - OTC U.S. Dollar vs. Japanese Yen		JPY 104.00	07/03/06	26,900,000	58,982	—
The Goldman Sachs Group Inc	Put - OTC U.S. Dollar vs. Japanese Yen		104.00	07/03/06	6,200,000	14,198	—
Bank of America Corp	Put - OTC U.S. Dollar vs. Japanese Yen		106.50	07/03/06	22,300,000	145,507	—
Credit Suisse Group	Put - OTC U.S. Dollar vs. Japanese Yen		106.50	07/03/06	14,800,000	96,614	—
					Number of
					Contracts

Citigroup Inc	Put - CME U.S. Treasury 10-Year Futures		$103.00	08/25/06	773	115,877	108,703
JPMorgan Chase & Co	Put - CME U.S. Treasury 10-Year Futures		103.00	08/25/06	2,358	353,478	331,594
Lehman Brothers Holdings Inc	Put - CME U.S. Treasury 10-Year Futures		103.00	08/25/06	47	7,046	6,609
JPMorgan Chase & Co	Call - CME U.S. Treasury 10-Year Futures		107.00	08/25/06	739	66,958	69,281
Citigroup Inc	Call - CME U.S. Treasury 10-Year Futures		108.00	08/25/06	773	114,357	24,156
JPMorgan Chase & Co	Call - CME U.S. Treasury 10-Year Futures		108.00	08/25/06	1,619	239,514	50,594
Lehman Brothers Holdings Inc	Call - CME U.S. Treasury 10-Year Futures		108.00	08/25/06	47	6,953	1,469

						$2,767,324	$1,853,368

(i) Restricted securities as of June 30, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets

Georgia-Pacific Term Loan ‘B’
02/13/06	7.300%	12/20/12	$2,285,714	$2,283,929	0.07%
06/12/06 - 06/30/06	7.350%	12/20/12	571,429	570,984	0.02%
03/10/06	7.499%	12/20/12	127,857	127,756	0.00%
Morgan Stanley
06/28/04	5.361%	10/30/06	35,100,000	35,100,000	1.11%

			$38,085,000	$38,082,669	1.20%

(j) Securities with an approximate aggregate market value of $4,209,243 were pledged as collateral for swap contracts as of June 30, 2006.
(k) Credit default swaps outstanding as of June 30, 2006:

		Buy/Sell	(Pay)/Receive	Expiration	Notional	Unrealized
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	Appreciation

Citigroup Inc	General Motors Acceptance Corp
	6.875% due 08/28/12	Sell	1.700%	09/20/06	$200,000	$166
JPMorgan Chase & Co	General Motors Corp 7.125% due 07/15/13	Sell	6.400%	06/20/07	2,000,000	14,600
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	5.250%	09/20/07	6,500,000	176,318
The Goldman Sachs Group Inc	General Motors Acceptance Corp
	6.875% due 08/28/12	Sell	3.400%	06/20/11	700,000	18,859
UBS AG	General Motors Acceptance Corp
	6.875% due 08/28/12	Sell	3.600%	06/20/11	550,000	18,858

						$228,801

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.
(l) Interest rate swaps outstanding as of June 30, 2006:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

JPMorgan Chase & Co	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP 24,900,000	$71,119
Barclays PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/08	$22,100,000	(19,746)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	5.000%	12/20/08	8,800,000	(7,863)
BNP Paribas SA	France CPI Excluding Tobacco	Pay	2.103%	09/14/10	EUR 10,000,000	(30,767)
BNP Paribas SA	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	5,300,000	(4,578)
Barclays PLC	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	1,100,000	(4,621)
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	3,800,000	(17,101)
BNP Paribas SA	France CPI Excluding Tobacco	Pay	2.040%	02/21/11	10,200,000	(96,734)
JPMorgan Chase & Co	3-Month USD-LIBOR	Pay	5.000%	12/20/11	$78,400,000	(698,994)

See the Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/13	$15,400,000	$184,451
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	EUR 24,000,000	1,993,254
Barclays PLC	France CPI Excluding Tobacco	Pay	2.138%	01/19/16	1,800,000	(22,037)
BNP Paribas SA	France CPI Excluding Tobacco	Pay	2.150%	01/19/16	15,000,000	(251,709)
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	12/20/16	$31,900,000	394,444
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/16	18,000,000	222,570
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/20/16	200,000	2,471
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/16	65,500,000	809,909
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/21/21	23,400,000	205,950
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/26	24,700,000	26,759
HSBC Holdings PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP 6,700,000	717,063
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/36	$34,200,000	311,314
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/20/36	22,100,000	201,171

						$3,986,325

See the Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 101.20%

Certificates of Deposit - 5.29%

Norddeutsche Landesbank NY
5.144% due 09/14/06 §	$20,000,000	$19,999,565
Wells Fargo Bank NA
5.170% due 07/03/06	39,300,000	39,300,000

		59,299,565

Commercial Paper - 76.77%

Air Products & Chemicals Inc
5.100% due 07/06/06	23,000,000	22,983,708
5.150% due 07/10/06	5,000,000	4,993,562
5.270% due 07/07/06	350,000	349,693
Alcon Capital Corp
5.050% due 07/03/06	6,715,000	6,713,116
5.100% due 07/07/06	15,000,000	14,987,250
5.190% due 07/19/06	3,645,000	3,635,541
5.200% due 07/21/06	10,000,000	9,971,111
BASF AG (Germany)
5.250% due 07/21/06	30,000,000	29,912,500
BMW U.S. Capital LLC
5.160% due 07/06/06	36,300,000	36,273,985
BNP Paribas Finance Inc
5.110% due 07/05/06	39,300,000	39,277,686
Boston Edison Co
5.300% due 07/07/06	37,170,000	37,137,166
Caterpillar Financial Services Corp
5.220% due 07/17/06	16,000,000	15,962,880
5.250% due 07/05/06	2,500,000	2,498,542
CBA Finance DE
5.260% due 07/26/06	15,033,000	14,978,088
Coca-Cola Enterprises Inc
5.190% due 07/10/06	25,000,000	24,967,563
5.200% due 07/10/06	10,000,000	9,987,000
Colgate-Palmolive Co
5.080% due 07/05/06	13,400,000	13,392,436
5.080% due 07/06/06	8,310,000	8,304,137
5.100% due 07/06/06	9,000,000	8,993,625
5.200% due 07/21/06	6,000,000	5,982,667
E.I. du Pont de Nemours & Co
5.160% due 07/10/06	29,400,000	29,362,074
Emerson Electric Co
5.100% due 07/05/06	14,330,000	14,321,880
5.180% due 07/12/06	5,000,000	4,992,086
5.210% due 07/12/06	20,000,000	19,968,161
General Electric Capital Corp
5.110% due 07/05/06	20,000,000	19,988,644
5.170% due 07/10/06	14,300,000	14,281,517
5.200% due 07/06/06	5,000,000	4,996,389
Honeywell International Inc
5.250% due 07/10/06	36,600,000	36,551,963
Kimberly-Clark Worldwide Inc
5.150% due 07/11/06	15,000,000	14,978,542
McCormick & Co Inc
5.160% due 07/05/06	8,353,000	8,348,211
5.220% due 07/19/06	15,000,000	14,960,850
Medtronic Inc
5.130% due 07/19/06	15,000,000	14,961,525
National Rural Utilities Cooperative Finance Corp
5.200% due 07/20/06	9,440,000	9,414,092
5.240% due 07/12/06	24,300,000	24,261,093
Pitney Bowes Inc
5.170% due 07/06/06	5,000,000	4,996,410
5.200% due 07/05/06	5,000,000	4,997,111
5.200% due 07/07/06	30,000,000	29,974,000
Societe Generale North America Inc
5.280% due 07/03/06	36,200,000	36,189,381
Sysco Corp
5.280% due 07/03/06	35,045,000	35,034,720
Target Corp
5.120% due 07/03/06	24,300,000	24,293,088
5.220% due 07/24/06	12,000,000	11,959,980
The Hershey Co
5.180% due 07/13/06	13,150,000	13,127,294
Toyota Motor Credit Corp
5.200% due 07/07/06	34,300,000	34,270,273
UBS Finance LLC DE
5.170% due 07/07/06	22,300,000	22,280,785
5.250% due 07/14/06	15,000,000	14,971,563
United Technologies Corp
5.270% due 07/07/06	37,000,000	36,967,502
Wal-Mart Stores Inc
5.050% due 07/11/06	18,206,000	18,180,461
5.190% due 07/06/06	7,200,000	7,194,810
5.200% due 07/18/06	15,000,000	14,963,167
Wm. Wrigley Jr. Co
5.200% due 07/07/06	5,200,000	5,196,996
5.220% due 07/07/06 #	3,740,000	3,736,746

		861,023,570

Corporate Notes - 1.65%

American Honda Finance Corp
5.120% due 11/07/06 ~ §	18,500,000	18,500,000

U.S. Government Agency Issues - 17.49%

Federal Home Loan Bank
4.750% due 08/18/06	48,000,000	48,000,000
4.750% due 10/20/06 §	24,750,000	24,750,000
4.750% due 11/15/06 §	24,750,000	24,750,000
4.750% due 03/05/07 §	24,800,000	24,800,000
4.750% due 03/06/07 §	24,800,000	24,800,000
4.900% due 05/01/07 §	24,500,000	24,500,000
5.000% due 05/01/07 §	24,500,000	24,500,000

		196,100,000

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $48,017; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $53,207)	48,000	48,000

Total Short-Term Investments (Amortized Cost $1,134,971,135)		1,134,971,135

TOTAL INVESTMENTS - 101.20% (Amortized Cost $1,134,971,135)		1,134,971,135

OTHER ASSETS & LIABILITIES, NET - (1.20%)		(13,485,800)

NET ASSETS - 100.00%		$1,121,485,335

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	76.77%
U.S. Government Agency Issues	17.49%
Certificates of Deposit	5.29%
Corporate Notes	1.65%

101.20%
Other Assets & Liabilities, Net	(1.20%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.09%

Autos & Transportation - 0.09%

General Motors Corp 4.500% †	28,700	$700,567

Total Convertible Preferred Stocks (Cost $682,889)		700,567

PREFERRED STOCKS - 0.41%

Financial Services - 0.41%

Sovereign REIT ~	2,200	3,030,500

Total Preferred Stocks (Cost $1,958,000)		3,030,500

WARRANTS - 0.00%

Financial Services - 0.00%

ONO Finance PLC * + ~ (United Kingdom) Exp. 02/15/11	5,000	1,246

Utilities - 0.00%

Metricom Inc * Exp. 02/15/10	3,000	30
NTELOS Inc * ~ Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		1,316

COMMON STOCKS - 0.07%

Consumer Discretionary - 0.07%

Rogers Communications Inc ‘B’ (Canada)	13,163	531,785

Total Common Stocks (Cost $566,223)		531,785

EXCHANGE TRADED FUNDS - 0.41%

NASDAQ-100 Index Tracking Stock	30,000	1,162,800
Standard & Poor’s Depository Receipts Trust 1 †	15,000	1,909,200

Total Exchange Traded Funds (Cost $2,784,200)		3,072,000

	Principal Amount

CORPORATE BONDS & NOTES - 93.75%

Autos & Transportation - 5.23%

Amsted Industries Inc
10.250% due 10/15/11 ~	$2,000,000	2,150,000
ArvinMeritor Inc
8.750% due 03/01/12 †	3,000,000	2,940,000
Avis Budget Car Rental LLC
7.576% due 05/15/14 ~ §	1,000,000	1,002,500
7.625% due 05/15/14 ~	1,500,000	1,462,500
Cooper-Standard Automotive Inc
7.000% due 12/15/12 †	1,000,000	900,000
Ford Motor Co
7.450% due 07/16/31 †	2,500,000	1,818,750
Grupo Transportacion Ferroviaria Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	2,140,000
GulfMark Offshore Inc
7.750% due 07/15/14	1,000,000	980,000
Hertz Corp
8.875% due 01/01/14 ~	4,000,000	4,120,000
10.500% due 01/01/16 † ~	500,000	532,500
K&F Acquisition Inc
7.750% due 11/15/14	2,000,000	1,980,000
Keystone Automotive Operations Inc
9.750% due 11/01/13	1,000,000	950,000
Lear Corp
8.110% due 05/15/09 †	1,000,000	980,000
PHI Inc
7.125% due 04/15/13 ~	3,000,000	2,842,500
Tenneco Inc
8.625% due 11/15/14 †	1,000,000	1,002,500
10.250% due 07/15/13	3,000,000	3,303,750
The Goodyear Tire & Rubber Co
9.000% due 07/01/15 †	1,000,000	960,000
The Greenbrier Cos Inc
8.375% due 05/15/15	3,500,000	3,591,875
TRW Automotive Inc
9.375% due 02/15/13	2,677,000	2,857,698
11.000% due 02/15/13 †	902,000	989,945
United Components Inc
9.375% due 06/15/13 †	1,500,000	1,485,000

		38,989,518

Consumer Discretionary - 25.41%

Allied Waste North America Inc
7.125% due 05/15/16 † ~	2,000,000	1,895,000
7.250% due 03/15/15	2,000,000	1,920,000
7.875% due 04/15/13 †	1,000,000	1,005,000
8.500% due 12/01/08	3,000,000	3,120,000
9.250% due 09/01/12	983,000	1,046,895
AMC Entertainment Inc
8.000% due 03/01/14 †	3,000,000	2,763,750
9.500% due 02/01/11 †	500,000	493,750
AutoNation Inc
7.000% due 04/15/14 ~	500,000	495,000
7.045% due 04/15/13 ~ §	500,000	500,000
Boyd Gaming Corp
6.750% due 04/15/14 †	2,000,000	1,907,500
C&M Finance Ltd (Cayman)
7.311% due 02/01/11 ~ §	1,000,000	1,003,653
8.100% due 02/01/16 ~	1,000,000	956,860
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	2,000,000	2,070,000
Carriage Services Inc
7.875% due 01/15/15	1,000,000	980,000
CBD Media Holdings LLC
9.250% due 07/15/12 †	2,000,000	2,000,000
CBD Media Inc
8.625% due 06/01/11	1,000,000	1,000,000
CCO Holdings LLC
8.750% due 11/15/13 †	1,000,000	980,000
Charter Communications Holdings II LLC
10.250% due 09/15/10	4,000,000	4,030,000
Charter Communications Operating LLC
8.000% due 04/30/12 ~	4,000,000	4,000,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Corrections Corp of America 7.500% due 05/01/11	$6,000,000	$6,075,000
CSC Holdings Inc 7.625% due 04/01/11	3,000,000	3,015,000
7.875% due 12/15/07	2,000,000	2,030,000
Dex Media Inc 8.000% due 11/15/13	1,500,000	1,515,000
Dex Media West LLC 9.875% due 08/15/13	3,418,000	3,721,330
DIRECTV Holdings LLC 6.375% due 06/15/15	4,000,000	3,710,000
8.375% due 03/15/13	848,000	892,520
EchoStar DBS Corp 6.625% due 10/01/14	1,500,000	1,413,750
7.125% due 02/01/16 ~	3,500,000	3,386,250
Education Management LLC 10.250% due 06/01/16 ~	1,500,000	1,500,000
French Lick Resorts & Casino LLC 10.750% due 04/15/14 ~	2,000,000	1,925,000
Galaxy Entertainment Finance Co Ltd (Hong Kong) 9.875% due 12/15/12 † ~	3,000,000	3,135,000
Greektown Holdings LLC 10.750% due 12/01/13 ~	2,000,000	2,120,000
GSC Holdings Corp 8.865% due 10/01/11 §	2,000,000	2,065,000
Herbst Gaming Inc 8.125% due 06/01/12	1,500,000	1,518,750
Inn of the Mountain Gods Resort & Casino 12.000% due 11/15/10 †	1,000,000	1,067,500
Intrawest Corp (Canada) 7.500% due 10/15/13	1,000,000	1,000,000
Iron Mountain Inc 7.750% due 01/15/15 †	1,000,000	960,000
8.625% due 04/01/13	2,000,000	2,010,000
Isle of Capri Casinos Inc 7.000% due 03/01/14	1,000,000	948,750
Kerzner International Ltd (Bahamas) 6.750% due 10/01/15	3,000,000	3,146,250
Lamar Media Corp 6.625% due 08/15/15	1,500,000	1,395,000
Landry’s Restaurants Inc 7.500% due 12/15/14	3,500,000	3,228,750
Las Vegas Sands Corp 6.375% due 02/15/15	4,000,000	3,730,000
Levi Strauss & Co 8.875% due 04/01/16 ~	2,500,000	2,400,000
12.250% due 12/15/12	1,500,000	1,665,000
Mandalay Resort Group 10.250% due 08/01/07	3,750,000	3,904,688
Mediacom Broadband LLC 8.500% due 10/15/15 †	3,000,000	2,895,000
Mediacom LLC 9.500% due 01/15/13	3,500,000	3,500,000
Medianews Group Inc 6.875% due 10/01/13	2,500,000	2,287,500
MGM MIRAGE 6.000% due 10/01/09	2,000,000	1,955,000
6.625% due 07/15/15	3,000,000	2,812,500
6.750% due 09/01/12	1,500,000	1,451,250
6.750% due 04/01/13 ~	1,500,000	1,438,125
6.875% due 04/01/16 ~	2,000,000	1,877,500
9.750% due 06/01/07	2,500,000	2,581,250
Mohegan Tribal Gaming Authority 6.125% due 02/15/13	500,000	473,125
6.875% due 02/15/15 †	250,000	236,875
7.125% due 08/15/14	1,000,000	972,500
Morris Publishing Group LLC 7.000% due 08/01/13	3,000,000	2,865,000
Nebraska Book Co Inc 8.625% due 03/15/12	3,000,000	2,805,000
Network Communications Inc 10.750% due 12/01/13 ~	2,000,000	1,980,000
NPC International Inc 9.500% due 05/01/14 † ~	1,000,000	972,500
Penn National Gaming Inc 6.750% due 03/01/15	1,000,000	937,500
6.875% due 12/01/11 †	1,000,000	982,500
Perry Ellis International Inc 8.875% due 09/15/13	1,500,000	1,477,500
PRIMEDIA Inc 8.875% due 05/15/11 †	2,500,000	2,412,500
10.545% due 05/15/10 §	1,000,000	1,026,250
R.H. Donnelley Corp 6.875% due 01/15/13 ~	3,000,000	2,775,000
8.875% due 01/15/16 ~	3,000,000	3,041,250
Riddell Bell Holdings Inc 8.375% due 10/01/12	2,000,000	1,980,000
River Rock Entertainment Authority 9.750% due 11/01/11	3,000,000	3,172,500
Salem Communications Corp 7.750% due 12/15/10	3,000,000	2,992,500
San Pasqual Casino 8.000% due 09/15/13 ~	1,000,000	1,002,500
Sealy Mattress Co 8.250% due 06/15/14 †	1,000,000	1,005,000
Sinclair Broadcast Group Inc 8.000% due 03/15/12	4,000,000	4,080,000
Sirius Satellite Radio Inc 9.625% due 08/01/13 †	3,000,000	2,827,500
Six Flags Inc 8.875% due 02/01/10 †	500,000	477,500
Sleepmaster LLC 11.000% due 05/15/09 ¤	2,341,972	—
Station Casinos Inc 6.625% due 03/15/18	500,000	455,000
6.875% due 03/01/16	3,500,000	3,281,250
The Geo Group Inc 8.250% due 07/15/13	3,500,000	3,517,500
The Neiman Marcus Group Inc 9.000% due 10/15/15 ~	2,000,000	2,100,000
10.375% due 10/15/15 † ~	500,000	533,750
United Rentals North America Inc 6.500% due 02/15/12	3,500,000	3,325,000
Universal City Florida Holding Co 8.375% due 05/01/10 †	500,000	505,000
9.899% due 05/01/10 §	1,000,000	1,037,500
Videotron Ltee (Canada) 6.375% due 12/15/15	500,000	458,750
6.875% due 01/15/14	3,000,000	2,857,500
VWR International Inc 8.000% due 04/15/14 †	3,000,000	2,928,750
Wesco Distribution Inc 7.500% due 10/15/17 ~	2,500,000	2,512,500
Williams Scotsman Inc 8.500% due 10/01/15 ~	500,000	496,250
8.500% due 10/01/15	2,000,000	1,985,000
Wynn Las Vegas LLC 6.625% due 12/01/14	4,000,000	3,790,000
XM Satellite Radio Inc 9.649% due 05/01/13 ~ §	3,000,000	2,767,500

		189,490,321

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Consumer Staples - 1.90%

Couche-Tard U.S. LP 7.500% due 12/15/13	$2,000,000	$2,000,000
Dole Food Co Inc 7.250% due 06/15/10 †	1,000,000	900,000
8.875% due 03/15/11 †	356,000	335,530
Reynolds American Inc 7.625% due 06/01/16 ~	2,000,000	1,965,000
Smithfield Foods Inc 7.000% due 08/01/11	3,000,000	2,917,500
Stater Brothers Holdings Inc 8.125% due 06/15/12	1,000,000	992,500
8.829% due 06/15/10 §	5,000,000	5,087,500

		14,198,030

Energy - 7.19%

Chesapeake Energy Corp 6.375% due 06/15/15	1,000,000	932,500
6.500% due 08/15/17	1,000,000	917,500
7.000% due 08/15/14	1,500,000	1,458,750
7.500% due 09/15/13	1,000,000	1,007,500
Denbury Resources Inc 7.500% due 04/01/13	1,000,000	1,005,000
7.500% due 12/15/15	1,000,000	1,000,000
Dynegy Holdings Inc 8.375% due 05/01/16 ~	3,000,000	2,970,000
El Paso Corp 7.000% due 05/15/11	5,000,000	4,956,250
7.625% due 08/16/07 †	1,000,000	1,015,000
El Paso Natural Gas Co 7.625% due 08/01/10	3,000,000	3,067,500
Encore Acquisition Co 7.250% due 12/01/17 †	2,000,000	1,930,000
Gazprom OAO (Russia) 9.625% due 03/01/13 ~	3,000,000	3,446,250
Hanover Compressor Co 7.500% due 04/15/13	500,000	492,500
9.000% due 06/01/14	1,000,000	1,050,000
Hanover Equipment Trust ‘A’ 8.500% due 09/01/08 †	2,577,000	2,654,310
Hanover Equipment Trust ‘B’ 8.750% due 09/01/11	2,000,000	2,070,000
Holly Energy Partners LP 6.250% due 03/01/15	3,000,000	2,760,000
Northwest Pipeline Corp 7.000% due 06/15/16 ~	1,000,000	998,750
NRG Energy Inc 7.250% due 02/01/14	3,000,000	2,932,500
7.375% due 02/01/16	2,000,000	1,955,000
Peabody Energy Corp 6.875% due 03/15/13	2,000,000	1,975,000
Plains Exploration & Production Co 8.750% due 07/01/12 †	2,000,000	2,105,000
Quicksilver Resources Inc 7.125% due 04/01/16	1,500,000	1,413,750
SemGroup LP 8.750% due 11/15/15 ~	2,000,000	2,000,000
Tenaska Alabama Partners LP 7.000% due 06/30/21 ~	488,618	478,658
The Williams Cos Inc 6.375% due 10/01/10 ~	3,250,000	3,185,000
Whiting Petroleum Corp 7.000% due 02/01/14	2,000,000	1,900,000
7.250% due 05/01/12	1,000,000	965,000
Williams Cos Inc 7.750% due 06/15/31	1,000,000	990,000

		53,631,718

Financial Services - 10.60%

Arch Western Finance LLC 6.750% due 07/01/13	3,000,000	2,887,500
CCM Merger Inc 8.000% due 08/01/13 † ~	3,000,000	2,850,000
Chukchansi Economic Development Authority 8.000% due 11/15/13 ~	1,000,000	1,011,250
8.780% due 11/15/12 ~ §	1,000,000	1,025,000
Dollar Financial Group Inc 9.750% due 11/15/11 †	3,500,000	3,780,000
Dow Jones CDX HY 8.625% due 06/29/11 † ~	5,000,000	4,912,500
E*TRADE Financial Corp 7.875% due 12/01/15	1,000,000	1,030,000
8.000% due 06/15/11	4,000,000	4,100,000
Ford Motor Credit Co 7.375% due 10/28/09	4,500,000	4,163,378
9.750% due 09/15/10 ~	1,000,000	975,202
10.486% due 06/15/11 † ~ §	4,845,000	4,867,166
General Motors Acceptance Corp 6.875% due 09/15/11	7,500,000	7,163,835
7.750% due 01/19/10	5,000,000	4,977,995
Host Marriott LP 6.375% due 03/15/15	1,000,000	945,000
6.750% due 06/01/16 ~	2,000,000	1,917,500
7.000% due 08/15/12	3,000,000	2,988,750
7.125% due 11/01/13	1,000,000	1,001,250
iPayment Inc 9.750% due 05/15/14 ~	1,450,000	1,450,000
Nell AF Sarl (Luxembourg) 8.375% due 08/15/15 † ~	4,000,000	3,865,000
Omega Healthcare Investors Inc 7.000% due 01/15/16	2,000,000	1,915,000
Rouse Co LP 6.750% due 05/01/13 ~	4,000,000	3,915,620
Senior Housing Properties Trust 7.875% due 04/15/15	975,000	992,062
Stripes Acquisition LLC 10.625% due 12/15/13 ~	1,000,000	1,060,000
SunGard Data Systems Inc 9.125% due 08/15/13 ~	4,000,000	4,170,000
9.431% due 08/15/13 ~ §	1,500,000	1,576,875
10.250% due 08/15/15 ~	1,000,000	1,038,750
Thornburg Mortgage Inc 8.000% due 05/15/13	4,000,000	3,960,000
Ventas Realty LP 6.625% due 10/15/14	1,250,000	1,218,750
8.750% due 05/01/09	1,000,000	1,055,000
9.000% due 05/01/12	2,000,000	2,200,000

		79,013,383

Health Care - 5.46%

DaVita Inc 6.625% due 03/15/13 †	1,000,000	955,000
7.250% due 03/15/15 †	1,000,000	965,000
Elan Finance PLC (Ireland) 9.170% due 11/15/11 † §	1,000,000	1,015,000
Hanger Orthopedic Group Inc 10.250% due 06/01/14 ~	1,500,000	1,492,500
HCA Inc 6.500% due 02/15/16	1,000,000	929,626
Healthsouth Corp 10.750% due 06/15/16 ~	3,000,000	2,955,000
IASIS Healthcare LLC 8.750% due 06/15/14	2,000,000	1,970,000
Multiplan Inc 10.375% due 04/15/16 ~	3,000,000	3,052,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Mylan Laboratories Inc
6.375% due 08/15/15	$1,500,000	$1,440,000
Omnicare Inc
6.750% due 12/15/13	1,000,000	957,500
6.875% due 12/15/15 †	1,500,000	1,432,500
Psychiatric Solutions Inc
10.625% due 06/15/13	1,500,000	1,642,500
Res-Care Inc
7.750% due 10/15/13	2,000,000	1,985,000
Select Medical Corp
7.625% due 02/01/15	3,000,000	2,625,000
10.820% due 09/15/15 † ~ §	1,000,000	915,000
Tenet Healthcare Corp
6.500% due 06/01/12 †	1,000,000	887,500
9.875% due 07/01/14 †	3,000,000	3,015,000
The Jean Coutu Group PJC Inc (Canada)
7.625% due 08/01/12 †	2,500,000	2,437,500
United Surgical Partners International Inc
10.000% due 12/15/11	2,000,000	2,110,000
Valeant Pharmaceuticals International
7.000% due 12/15/11	3,000,000	2,865,000
Vanguard Health Holding Co II LLC
9.000% due 10/01/14	3,000,000	3,007,500
Warner Chilcott Corp
8.750% due 02/01/15	2,000,000	2,070,000

		40,724,626

Integrated Oils - 1.54%

Basic Energy Services Inc
7.125% due 04/15/16 ~	3,000,000	2,805,000
Compton Petroleum Finance Corp (Canada)
7.625% due 12/01/13	3,000,000	2,880,000
Mariner Energy Inc
7.500% due 04/15/13 ~	2,000,000	1,935,000
Southern Star Central Corp
6.750% due 03/01/16 ~	1,500,000	1,447,500
Targa Resources Inc
8.500% due 11/01/13 ~	1,500,000	1,455,000
Venoco Inc
8.750% due 12/15/11 †	1,000,000	975,000

		11,497,500

Materials & Processing - 11.94%

Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	2,000,000	1,845,000
Ainsworth Lumber Co Ltd (Canada)
7.250% due 10/01/12	2,000,000	1,650,000
9.249% due 10/01/10 † §	2,000,000	1,930,000
Ball Corp
6.625% due 03/15/18	3,000,000	2,805,000
BCP Crystal Holdings Corp
9.625% due 06/15/14 †	1,100,000	1,199,000
Berry Plastics Corp
10.750% due 07/15/12	1,500,000	1,631,250
Bowater Inc
6.500% due 06/15/13 †	2,000,000	1,750,000
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,387,500
Chemtura Corp
6.875% due 06/01/16	1,500,000	1,456,875
Cosipa Commercial Ltd (Brazil)
8.250% due 06/14/16 ~	2,000,000	2,015,000
Covalence Specialty Materials Corp
10.250% due 03/01/16 ~	2,000,000	1,930,000
Crown Americas LLC
7.625% due 11/15/13 ~	3,000,000	2,962,500
7.750% due 11/15/15 ~	1,000,000	990,000
Drummond Co Inc
7.375% due 02/15/16 ~	3,000,000	2,797,500
Dycom Industries Inc
8.125% due 10/15/15	2,000,000	2,015,000
Equistar Chemicals LP
10.625% due 05/01/11	4,000,000	4,315,000
Freeport-McMoRan Copper & Gold Inc
6.875% due 02/01/14	1,000,000	967,500
10.125% due 02/01/10	2,000,000	2,132,500
Georgia-Pacific Corp
8.125% due 05/15/11	2,000,000	2,000,000
Graham Packaging Co Inc
8.500% due 10/15/12 †	3,000,000	2,955,000
9.875% due 10/15/14 †	2,000,000	1,990,000
Graphic Packaging International Corp
8.500% due 08/15/11 †	2,000,000	2,005,000
9.500% due 08/15/13 †	1,000,000	995,000
Hercules Inc
6.750% due 10/15/29	2,400,000	2,298,000
Hexion U.S. Finance Corp
9.000% due 07/15/14 †	1,000,000	1,017,500
9.818% due 07/15/10 §	2,000,000	2,045,000
Huntsman LLC
11.500% due 07/15/12	660,000	740,850
11.625% due 10/15/10	1,300,000	1,443,000
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 ~	1,000,000	941,250
Jefferson Smurfit Corp
8.250% due 10/01/12	2,000,000	1,885,000
Lyondell Chemical Co
9.625% due 05/01/07	1,000,000	1,020,000
10.500% due 06/01/13	1,000,000	1,105,000
11.125% due 07/15/12 †	1,000,000	1,090,000
Millennium America Inc
9.250% due 06/15/08	2,000,000	2,060,000
Nalco Co
8.875% due 11/15/13 †	2,000,000	2,025,000
Norilsk Nickel Finance Luxembourg SA (Russia)
7.125% due 09/30/09	3,000,000	2,992,200
Nortek Inc
8.500% due 09/01/14	4,000,000	3,890,000
Owens-Brockway Glass Containers Inc
6.750% due 12/01/14 †	1,000,000	932,500
7.750% due 05/15/11	2,500,000	2,531,250
8.250% due 05/15/13	2,000,000	2,015,000
8.875% due 02/15/09	3,000,000	3,105,000
Plastipak Holdings Inc
8.500% due 12/15/15 ~	1,000,000	1,005,000
RMCC Acquisition Co
9.500% due 11/01/12 ~	1,000,000	1,045,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	1,960,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 † ~	2,000,000	2,070,000
Texas Industries Inc
7.250% due 07/15/13 †	1,000,000	995,000
Tronox Worldwide LLC
9.500% due 12/01/12 ~	2,000,000	2,070,000

		89,006,175

Multi-Industry - 0.22%

J.B. Poindexter & Co Inc
8.750% due 03/15/14	2,000,000	1,630,000

Producer Durables - 3.86%

American Tower Corp
7.125% due 10/15/12 †	2,500,000	2,506,250
Case New Holland Inc
7.125% due 03/01/14 ~	1,500,000	1,440,000
9.250% due 08/01/11	4,000,000	4,230,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Desarrolladora Homex SA de CV (Mexico)
7.500% due 09/28/15	$2,000,000	$1,890,000
Dresser Inc
10.125% due 04/15/11	1,000,000	1,017,500
K. Hovnanian Enterprises Inc
7.500% due 05/15/16 †	500,000	466,250
Standard Pacific Corp
6.500% due 08/15/10 †	2,000,000	1,885,000
Terex Corp
7.375% due 01/15/14	4,500,000	4,500,000
9.250% due 07/15/11	2,000,000	2,135,000
Transdigm Group Inc
7.750% due 07/15/14 ~	2,000,000	2,000,000
Vought Aircraft Industries Inc
8.000% due 07/15/11 †	2,000,000	1,820,000
Xerox Corp
6.400% due 03/15/16	3,000,000	2,846,250
7.125% due 06/15/10	1,000,000	1,012,500
7.625% due 06/15/13	1,000,000	1,012,500

		28,761,250

Technology - 3.39%

Avago Technologies Finance (Singapore)
10.125% due 12/01/13 ~	2,000,000	2,115,000
Celestica Inc (Canada)
7.625% due 07/01/13 †	3,000,000	2,925,000
DRS Technologies Inc
6.625% due 02/01/16	2,000,000	1,945,000
7.625% due 02/01/18	1,000,000	1,000,000
L-3 Communications Corp
7.625% due 06/15/12	2,500,000	2,550,000
Nortel Networks Ltd (Canada)
9.730% due 07/15/11 ~ §	500,000	511,250
10.125% due 07/15/13 ~	1,000,000	1,022,500
Sanmina-SCI Corp
6.750% due 03/01/13 †	3,000,000	2,812,500
8.125% due 03/01/16	2,000,000	1,960,000
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14 † ~	1,500,000	1,455,000
STATS ChipPAC Ltd (Singapore)
6.750% due 11/15/11	3,000,000	2,812,500
7.500% due 07/19/10 †	2,000,000	1,955,000
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	1,955,000
UGS Capital Corp II
10.380% due 06/01/11 ~ §	250,000	248,750

		25,267,500

Utilities - 17.01%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	142,000	151,585
AmeriGas Partners LP
7.125% due 05/20/16	1,000,000	942,500
7.250% due 05/20/15	2,000,000	1,900,000
Cablevision Systems Corp
8.000% due 04/15/12 †	3,000,000	2,973,750
9.620% due 04/01/09 §	2,000,000	2,130,000
Centennial Communications Corp
10.000% due 01/01/13 †	2,000,000	1,990,000
10.740% due 01/01/13 §	2,000,000	2,050,000
Cincinnati Bell Inc
7.000% due 02/15/15	2,000,000	1,895,000
7.250% due 07/15/13	3,000,000	2,970,000
Citizens Communications Co
6.250% due 01/15/13	3,000,000	2,850,000
CMS Energy Corp
6.875% due 12/15/15 †	1,500,000	1,432,500
7.750% due 08/01/10 †	5,000,000	5,100,000
Colorado Interstate Gas Co
6.800% due 11/15/15	2,500,000	2,422,112
Dobson Cellular Systems
8.375% due 11/01/11	1,000,000	1,032,500
9.875% due 11/01/12	1,000,000	1,060,000
Dobson Communications Corp
9.318% due 10/15/12 † §	1,000,000	1,012,500
Edison Mission Energy
7.500% due 06/15/13 ~	1,000,000	985,000
7.750% due 06/15/16 ~	2,000,000	1,975,000
Ferrellgas Partners LP
8.750% due 06/15/12	3,000,000	3,060,000
Hawaiian Telcom Communications Inc
10.789% due 05/01/13 † §	6,000,000	6,090,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,870,000
Intelsat Bermuda Ltd (Bermuda)
11.640% due 06/15/13 ~ # §	2,000,000	2,050,000
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.250% due 01/15/13	4,500,000	4,488,750
9.614% due 01/15/12 §	3,000,000	3,045,000
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 ~	3,000,000	3,180,000
Midwest Generation LLC
8.750% due 05/01/34	8,000,000	8,520,000
Mirant North America LLC
7.375% due 12/31/13 ~	3,250,000	3,152,500
MSW Energy Holdings II LLC
7.375% due 09/01/10	2,000,000	2,010,000
Nevada Power Co
5.950% due 03/15/16 ~	1,500,000	1,429,192
6.500% due 04/15/12 †	500,000	499,830
9.000% due 08/15/13	975,000	1,060,162
New Skies Satellites NV (Netherlands)
9.125% due 11/01/12 †	1,000,000	1,062,500
10.414% due 11/01/11 §	3,000,000	3,112,500
Philippine Long Distance Telephone Co (Philippines)
11.375% due 05/15/12	1,500,000	1,807,500
Qwest Communications International Inc
7.250% due 02/15/11	5,000,000	4,875,000
7.500% due 02/15/14 †	2,000,000	1,960,000
Qwest Corp
7.875% due 09/01/11	4,000,000	4,070,000
8.579% due 06/15/13 §	1,000,000	1,062,500
8.875% due 03/15/12	1,000,000	1,060,000
Rogers Cable Inc (Canada)
6.250% due 06/15/13 †	1,000,000	942,500
6.750% due 03/15/15 †	1,000,000	957,500
7.875% due 05/01/12	2,500,000	2,568,750
Rogers Wireless Inc (Canada)
7.250% due 12/15/12	2,000,000	2,025,000
Rural Cellular Corp
9.875% due 02/01/10	2,500,000	2,584,375
10.899% due 11/01/12 † ~ §	2,000,000	2,062,500
Sierra Pacific Resources
8.625% due 03/15/14 †	3,000,000	3,193,038
TECO Energy Inc
7.500% due 06/15/10	3,000,000	3,075,000
The AES Corp
7.750% due 03/01/14	5,000,000	5,050,000
8.750% due 05/15/13 ~	4,000,000	4,300,000
8.875% due 02/15/11	1,412,000	1,489,660
9.000% due 05/15/15 ~	1,000,000	1,080,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Wind Acquisition Finance SA (Luxembourg)
10.750% due 12/01/15 ~	$1,500,000	$1,601,250
Windstream Corp
8.125% due 08/01/13 ~ #	1,500,000	1,537,500

		126,804,954

Total Corporate Bonds & Notes (Cost $705,881,790)		699,014,975

CONVERTIBLE CORPORATE BONDS & NOTES - 0.24%

Health Care - 0.12%

Omnicare Inc 3.250% due 12/15/35	1,000,000	911,250

Technology - 0.12%

SanDisk Corp 1.000% due 05/15/13 †	1,000,000	887,500

Total Convertible Corporate Bonds & Notes (Cost $1,999,386)		1,798,750

BANK LOAN OBLIGATIONS - 2.21%

Autos & Transportation - 0.40%

Lear Corp
7.930% due 04/25/12 ¯ §	900,000	894,188
7.999% due 04/25/12 ¯ §	2,100,000	2,086,438

		2,980,626

Consumer Discretionary - 0.14%

Education Management LLC ‘B’
7.625% due 06/01/13 ¯ §	1,000,000	1,005,781

Integrated Oils - 0.27%

Venoco Inc
9.625% due 03/30/11 ¯ §	857,143	863,571
9.750% due 03/30/11 ¯ §	1,142,857	1,151,429

		2,015,000

Materials & Processing - 0.54%

Georgia-Pacific ‘B’
7.300% due 12/23/12 ¯ §	761,905	761,310
7.350% due 12/23/12 ¯ §	47,619	47,582
7.499% due 12/23/12 ¯ §	90,238	90,167
7.499% due 12/23/12 ¯ §	95,238	95,164
Georgia-Pacific ‘C’
8.300% due 12/23/13 ¯ §	111,111	112,185
8.300% due 12/23/13 ¯ §	222,222	224,370
8.300% due 12/23/13 ¯ §	222,222	224,369
8.300% due 12/23/13 ¯ §	222,222	224,369
8.300% due 12/23/13 ¯ §	222,222	224,369
Ineos Holdings Ltd ‘B2’ (United Kingdom)
7.339% due 12/16/13 ¯ §	1,000,000	1,007,875
Ineos Holdings Ltd ‘C2’ (United Kingdom)
7.839% due 12/16/14 ¯ §	1,000,000	1,007,875

		4,019,635

Producer Durables - 0.20%

Transdigm Group Inc ‘B’
7.449% due 07/23/13 ¯ # §	1,500,000	1,502,500

Technology - 0.54%

Leap Wireless Inc
8.249% due 06/16/13 ¯ §	1,000,000	1,008,375
Sensata Technologies BV (Netherlands)
6.860% due 04/27/13 ¯ §	3,000,000	2,985,537

		3,993,912

Utilities - 0.12%

Astoria ‘B’
7.380% due 02/23/13 ¯ §	2,056	2,056
7.450% due 02/23/13 ¯ §	751,289	751,356
Astoria Synthetic ‘C’
7.450% due 02/23/11 ¯ §	177,665	177,681

		931,093

Total Bank Loan Obligations (Cost $16,434,569)		16,448,547

SHORT-TERM INVESTMENTS - 0.26%

Commercial Paper - 0.26%

Sysco Corp 5.280% due 07/03/06	1,955,000	1,954,427

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $3,001; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $4,837)	3,000	3,000

Total Short-Term Investments (Cost $1,957,427)		1,957,427

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.44% (Cost $732,362,924)		726,555,867

	Shares

SECURITIES LENDING COLLATERAL - 14.79%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $110,270,956)	110,270,956	110,270,956

TOTAL INVESTMENTS - 112.23% (Cost $842,633,880)		836,826,823

OTHER ASSETS & LIABILITIES, NET - (12.23%)		(91,193,014)

NET ASSETS - 100.00%		$745,633,809

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	25.62%
Utilities	17.13%
Short-Term Investments & Securities Lending Collateral	15.05%
Materials & Processing	12.48%
Financial Services	11.01%
Energy	7.19%
Autos & Transportation	5.72%
Health Care	5.58%
Producer Durables	4.06%
Technology	4.05%
Consumer Staples	1.90%
Integrated Oils	1.81%
Exchange Traded Funds	0.41%
Multi-Industry	0.22%

112.23%
Other Assets & Liabilities, Net	(12.23%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Restricted securities as of June 30, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets

Astoria ‘B’
03/23/06	7.380%	02/23/13	$2,056	$2,056	0.00%
02/23/06	7.450%	02/23/13	751,289	751,356	0.10%
Astoria Synthetic ‘C’
02/23/06	7.450%	02/23/11	177,665	177,681	0.02%
Education Management LLC ‘B’
05/23/06	7.625%	06/01/13	1,000,000	1,005,781	0.14%
Georgia-Pacific ‘B’
03/10/06	7.300%	12/23/12	761,905	761,310	0.09%
06/30/06	7.350%	12/23/12	47,619	47,582	0.01%
06/30/06	7.499%	12/23/12	95,238	90,167	0.01%
06/30/06	7.499%	12/23/12	90,238	95,164	0.01%
Georgia-Pacific ‘C’
03/10/06	8.300%	12/23/13	111,111	112,185	0.02%
03/17/06	8.300%	12/23/13	222,222	224,370	0.03%
03/10/06	8.300%	12/23/13	222,222	224,369	0.03%
03/10/06	8.300%	12/23/13	222,222	224,369	0.03%
03/10/06	8.300%	12/23/13	222,222	224,369	0.03%
Ineos Holdings Ltd ‘B2’
01/31/06	7.339%	12/16/13	1,000,000	1,007,875	0.14%
Ineos Holdings Ltd ‘C2’
01/31/06	7.839%	12/16/14	1,000,000	1,007,875	0.14%
Leap Wireless Inc
05/25/06	8.249%	06/16/13	1,000,000	1,008,375	0.14%
Lear Corp
06/30/06	7.930%	04/25/12	900,000	894,188	0.12%
04/24/06	7.999%	04/25/12	2,100,000	2,086,438	0.28%
Sensata Technologies BV
04/21/06	6.860%	04/27/13	3,008,560	2,985,537	0.40%
Transdigm Group Inc ‘B’
06/23/06	7.449%	07/23/13	1,500,000	1,502,500	0.20%
Venoco Inc
04/26/06	9.625%	03/30/11	857,143	863,571	0.12%
04/26/06	9.750%	03/30/11	1,142,857	1,151,429	0.15%

			$16,434,569	$16,448,547	2.21%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.85%

Consumer Discretionary - 15.35%

EchoStar Communications Corp ‘A’ * †	715,600	$22,047,636
Kimberly-Clark Corp	583,600	36,008,120
Liberty Global Inc ‘A’ *	64,654	1,390,061
Liberty Global Inc ‘C’ *	159,592	3,282,808
Liberty Media Holding Corp - Capital ‘A’ *	145,190	12,162,566
Liberty Media Holding Corp - Interactive ‘A’ *	701,950	12,115,657
McDonald’s Corp	1,149,600	38,626,560
Newell Rubbermaid Inc †	959,600	24,786,468
News Corp ‘B’ †	2,762,600	55,749,268
Target Corp	385,600	18,844,272
The Home Depot Inc	844,300	30,217,497
Time Warner Inc	2,046,700	35,407,910
Wal-Mart Stores Inc	825,000	39,740,250

		330,379,073

Consumer Staples - 5.40%

Altria Group Inc	955,000	70,125,650
The Kroger Co	2,106,800	46,054,648

		116,180,298

Energy - 0.82%

Halliburton Co	238,800	17,721,348

Financial Services - 29.26%

Aflac Inc	560,300	25,969,905
American Express Co	836,300	44,507,886
American International Group Inc	615,800	36,362,990
Bank of America Corp	878,900	42,275,090
Capital One Financial Corp	596,700	50,988,015
Freddie Mac	554,100	31,589,241
Golden West Financial Corp	512,000	37,990,400
JPMorgan Chase & Co	1,120,600	47,065,200
Loews Corp	1,183,700	41,962,165
Marsh & McLennan Cos Inc	957,700	25,752,553
Merrill Lynch & Co Inc	756,600	52,629,096
The Bank of New York Co Inc	630,400	20,298,880
The Chubb Corp	684,300	34,146,570
The Goldman Sachs Group Inc	222,200	33,425,546
The St. Paul Travelers Cos Inc	707,600	31,544,808
Wachovia Corp	432,700	23,400,416
Wells Fargo & Co	745,600	50,014,848

		629,923,609

Health Care - 10.02%

Abbott Laboratories	654,800	28,555,828
Johnson & Johnson	340,400	20,396,768
Novartis AG ADR (Switzerland)	605,200	32,632,384
Pfizer Inc	1,292,100	30,325,587
Sanofi-Aventis ADR (France)	743,200	36,193,840
UnitedHealth Group Inc	693,700	31,063,886
WellPoint Inc *	503,200	36,617,864

		215,786,157

Integrated Oils - 7.76%

GlobalSantaFe Corp (Cayman)	582,700	33,650,925
Marathon Oil Corp	271,400	22,607,620
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	353,300	23,664,034
Suncor Energy Inc (Canada)	330,100	26,741,401
Total SA ADR (France)	923,200	60,488,064

		167,152,044

Materials & Processing - 4.82%

Air Products & Chemicals Inc	345,900	22,109,928
Avery Dennison Corp	426,100	24,739,366
E.I. du Pont de Nemours & Co	839,500	34,923,200
Masco Corp †	742,500	22,007,700

		103,780,194

Multi-Industry - 1.80%

Textron Inc	419,600	38,678,728

Producer Durables - 4.64%

Parker-Hannifin Corp	273,900	21,254,640
The Boeing Co	514,100	42,109,931
United Technologies Corp	576,500	36,561,630

		99,926,201

Technology - 4.44%

International Business Machines Corp	278,500	21,394,370
Microsoft Corp	817,100	19,038,430
Nokia OYJ ADR (Finland)	1,646,100	33,349,986
Raytheon Co	487,200	21,714,504

		95,497,290

Utilities - 10.54%

Alltel Corp	669,600	42,740,568
AT&T Inc	1,646,051	45,908,362
Embarq Corp *	537,505	22,032,330
Sempra Energy	1,144,100	52,033,668
SES GLOBAL SA FDR (XPAR) (Luxembourg)	519,100	7,403,099
Sprint Nextel Corp	2,836,019	56,692,020

		226,810,047

Total Common Stocks (Cost $1,861,584,272)		2,041,834,989

	Principal Amount

SHORT-TERM INVESTMENT - 4.64%

Repurchase Agreement - 4.64%

RBS Greenwich Capital 5.200% due 07/03/06 (Dated 06/30/06, repurchase price of $100,025,326; collateralized by Federal Home Loan Bank: 4.500% due 09/16/13 and market value $34,145,014; Freddie Mac (U.S. Govt Agency Issue): 4.750% due 12/08/10 and market value $32,528,540; and Federal Home Loan Bank: 5.550% due 06/15/09 and market value $35,348,598)	$99,982,000	99,982,000

Total Short-Term Investment (Cost $99,982,000)		99,982,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.49% (Cost $1,961,566,272)		2,141,816,989

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.02%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $43,378,980)	43,378,980	$43,378,980

TOTAL INVESTMENTS - 101.51% (Cost $2,004,945,252)		2,185,195,969

OTHER ASSETS & LIABILITIES, NET - (1.51%)		(32,444,650)

NET ASSETS - 100.00%		$2,152,751,319

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	29.26%
Consumer Discretionary	15.35%
Utilities	10.54%
Health Care	10.02%
Integrated Oils	7.76%
Short-Term Investment & Securities Lending Collateral	6.66%
Consumer Staples	5.40%
Materials & Processing	4.82%
Producer Durables	4.64%
Technology	4.44%
Multi-Industry	1.80%
Energy	0.82%

101.51%
Other Assets & Liabilities, Net	(1.51%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.21%

Autos & Transportation - 0.55%

Southwest Airlines Co †	444,000	$7,268,280

Consumer Discretionary - 13.08%

CBS Corp ‘B’	123,400	3,337,970
Clear Channel Communications Inc	920,100	28,477,095
Federated Department Stores Inc	161,200	5,899,920
Gannett Co Inc	89,700	5,016,921
Kimberly-Clark Corp	374,000	23,075,800
Liberty Media Holding Corp - Capital ‘A’ *	87,665	7,343,697
Liberty Media Holding Corp - Interactive ‘A’ *	438,225	7,563,764
News Corp ‘B’	494,500	9,979,010
The Walt Disney Co	722,600	21,678,000
Time Warner Inc	1,195,300	20,678,690
Viacom Inc ‘B’ *	395,700	14,181,888
Wal-Mart Stores Inc	557,000	26,830,690

		174,063,445

Consumer Staples - 6.93%

Altria Group Inc	297,800	21,867,454
Anheuser-Busch Cos Inc	158,400	7,221,456
Cadbury Schweppes PLC ADR (United Kingdom)	15,100	586,182
Kraft Foods Inc ‘A’ †	538,900	16,652,010
The Coca-Cola Co	487,800	20,985,156
Unilever NV ‘NY’ (Netherlands)	1,104,100	24,897,455

		92,209,713

Financial Services - 25.84%

Aflac Inc	107,000	4,959,450
Ambac Financial Group Inc	57,100	4,630,810
American International Group Inc	152,400	8,999,220
Bank of America Corp	891,000	42,857,100
Barclays PLC ADR † (United Kingdom)	45,400	2,078,412
Berkshire Hathaway Inc ‘B’ *	2,713	8,255,659
Citigroup Inc	887,700	42,822,648
Fannie Mae	94,400	4,540,640
First Data Corp	143,000	6,440,720
Freddie Mac	812,200	46,303,522
Genworth Financial Inc ‘A’	130,100	4,532,684
JPMorgan Chase & Co	299,500	12,579,000
Merrill Lynch & Co Inc	159,100	11,066,996
MetLife Inc †	151,400	7,753,194
SunTrust Banks Inc	71,600	5,460,216
The Bank of New York Co Inc	351,000	11,302,200
The Chubb Corp	417,340	20,825,266
The Hartford Financial Services Group Inc	17,100	1,446,660
The PNC Financial Services Group Inc	232,500	16,314,525
The St. Paul Travelers Cos Inc	243,700	10,864,146
Torchmark Corp	147,600	8,962,272
U.S. Bancorp	157,400	4,860,512
Wachovia Corp	435,100	23,530,208
Wells Fargo & Co	484,500	32,500,260

		343,886,320

Health Care - 16.96%

Abbott Laboratories	314,100	13,697,901
Boston Scientific Corp *	506,900	8,536,196
Bristol-Myers Squibb Co	1,728,600	44,701,596
Cardinal Health Inc	157,400	10,125,542
Eli Lilly & Co	48,000	2,652,960
GlaxoSmithKline PLC ADR (United Kingdom)	976,500	54,488,700
Pfizer Inc	777,000	18,236,190
Roche Holding AG ADR (Switzerland)	245,600	20,323,400
Sanofi-Aventis ADR (France)	292,100	14,225,270
Schering-Plough Corp	1,035,100	19,697,953
Wyeth	429,750	19,085,197

		225,770,905

Integrated Oils - 0.84%

Total SA ADR (France)	170,100	11,144,952

Materials & Processing - 9.33%

Alcoa Inc	1,020,600	33,026,616
E.I. du Pont de Nemours & Co	691,000	28,745,600
International Paper Co	1,543,617	49,858,829
Rohm & Haas Co	173,100	8,675,772
The Dow Chemical Co	100,200	3,910,806

		124,217,623

Multi-Industry - 0.50%

General Electric Co	202,800	6,684,288

Producer Durables - 0.57%

Cognex Corp †	55,100	1,434,253
Credence Systems Corp * †	124,800	436,800
KLA-Tencor Corp	129,700	5,391,629
Novellus Systems Inc *	15,000	370,500

		7,633,182

Technology - 4.53%

Accenture Ltd ‘A’ (Bermuda)	48,700	1,379,184
Affiliated Computer Services Inc ‘A’ *	54,534	2,814,500
Cisco Systems Inc *	377,100	7,364,763
Dell Inc *	495,100	12,085,391
Flextronics International Ltd * (Singapore)	143,400	1,522,908
Hewlett-Packard Co	122,400	3,877,632
Intel Corp	786,700	14,907,965
International Business Machines Corp	65,500	5,031,710
McAfee Inc *	130,800	3,174,516
Microsoft Corp	223,600	5,209,880
Nokia OYJ ADR (Finland)	78,700	1,594,462
Telefonaktiebolaget LM Ericsson ADR (Sweden)	41,800	1,381,072

		60,343,983

Utilities - 13.08%

American Electric Power Co Inc	230,900	7,908,325
AT&T Inc	2,078,600	57,972,154
Comcast Corp ‘A’ *	685,400	22,439,996
Embarq Corp *	61,035	2,501,825
FirstEnergy Corp	94,500	5,122,845
FPL Group Inc	34,400	1,423,472
Sprint Nextel Corp	1,384,600	27,678,154
Verizon Communications Inc	1,462,700	48,985,823

		174,032,594

Total Common Stocks (Cost $1,176,800,122)		1,227,255,285

	Principal Amount

SHORT-TERM INVESTMENTS - 7.38%

U.S. Government Agency Issue - 7.37%

Federal Home Loan Bank 4.950% due 07/03/06	$98,100,000	98,073,022

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.01%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $89,032; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $91,903)	$89,000	$89,000

Total Short-Term Investments (Cost $98,162,022)		98,162,022

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.59% (Cost $1,274,962,144)		1,325,417,307

	Shares

SECURITIES LENDING COLLATERAL - 1.95%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $25,957,439)	25,957,439	25,957,439

TOTAL INVESTMENTS - 101.54% (Cost $1,300,919,583)		1,351,374,746

OTHER ASSETS & LIABILITIES, NET - (1.54%)		(20,458,971)

NET ASSETS - 100.00%		$1,330,915,775

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	25.84%
Health Care	16.96%
Consumer Discretionary	13.08%
Utilities	13.08%
Materials & Processing	9.33%
Short-Term Investments & Securities Lending Collateral	9.33%
Consumer Staples	6.93%
Technology	4.53%
Integrated Oils	0.84%
Producer Durables	0.57%
Autos & Transportation	0.55%
Multi-Industry	0.50%

(101.54%)
Other Assets & Liabilities, Net	(1.54%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.25%

Autos & Transportation - 6.83%

C.H. Robinson Worldwide Inc	550,800	$29,357,640
Expeditors International of Washington Inc	633,200	35,465,532

		64,823,172

Consumer Discretionary - 44.61%

Abercrombie & Fitch Co ‘A’	329,700	18,275,271
Activision Inc *	1,561,777	17,773,022
Amazon.com Inc * †	701,400	27,130,152
Apollo Group Inc ‘A’ *	361,000	18,652,870
AutoZone Inc *	140,991	12,435,406
Choice Hotels International Inc	281,740	17,073,444
ChoicePoint Inc *	408,218	17,051,266
Coach Inc *	607,771	18,172,353
Expedia Inc *	567,499	8,495,460
Getty Images Inc * †	390,468	24,798,623
Grupo Televisa SA ADR (Mexico)	959,502	18,527,984
InterContinental Hotels Group PLC ADR † (United Kingdom)	953,553	16,782,526
International Game Technology	394,180	14,955,189
Iron Mountain Inc *	644,041	24,074,253
ITT Educational Services Inc *	210,289	13,839,119
Lamar Advertising Co ‘A’ * †	258,073	13,899,812
Monster Worldwide Inc *	669,110	28,544,233
NetEase.com Inc ADR * † (Cayman)	404,800	9,039,184
Station Casinos Inc †	363,600	24,753,888
The Corporate Executive Board Co	393,300	39,408,660
Weight Watchers International Inc	193,800	7,924,482
Wendy’s International Inc	293,000	17,078,970
Wynn Resorts Ltd * †	197,900	14,506,070

		423,192,237

Consumer Staples - 2.14%

Loews Corp-Carolina Group	395,380	20,310,671

Energy - 1.77%

Southwestern Energy Co *	537,634	16,752,675

Financial Services - 9.61%

Brookfield Asset Management Inc ‘A’ (Canada)	485,923	19,738,192
Brown & Brown Inc	305,900	8,938,398
Calamos Asset Management Inc ‘A’	648,091	18,788,158
CB Richard Ellis Group Inc ‘A’ *	550,500	13,707,450
Chicago Mercantile Exchange Holdings Inc	33,355	16,382,308
Janus Capital Group Inc	432,400	7,739,960
Leucadia National Corp	202,895	5,922,505

		91,216,971

Health Care - 7.65%

Dade Behring Holdings Inc	534,000	22,235,760
Gen-Probe Inc *	354,514	19,136,666
Stericycle Inc *	345,654	22,502,075
Techne Corp *	170,000	8,656,400

		72,530,901

Integrated Oils - 5.80%

Ultra Petroleum Corp * (Canada)	927,760	54,988,335

Materials & Processing - 3.04%

Florida Rock Industries Inc	251,900	12,511,873
MeadWestvaco Corp	330,846	9,240,529
The St. Joe Co †	152,069	7,077,291

		28,829,693

Producer Durables - 7.63%

Crown Castle International Corp *	731,478	25,265,250
Desarrolladora Homex SA de CV ADR * † (Mexico)	384,350	12,610,524
M.D.C. Holdings Inc †	155,600	8,080,308
NVR Inc * †	18,742	9,207,007
Pentair Inc †	503,200	17,204,408

		72,367,497

Technology - 4.80%

Akamai Technologies Inc * †	622,802	22,539,204
Red Hat Inc * †	575,000	13,455,000
Tessera Technologies Inc * †	346,500	9,528,750

		45,522,954

Utilities - 4.37%

NII Holdings Inc *	557,462	31,429,708
Questar Corp	124,700	10,037,103

		41,466,811

Total Common Stocks (Cost $931,039,801)		932,001,917

	Principal Amount

SHORT-TERM INVESTMENTS - 1.55%

U.S. Government Agency Issue - 1.54%

Federal Home Loan Bank 4.950% due 07/03/06	$14,650,000	14,645,971

Repurchase Agreement - 0.01%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $58,021; collateralized by U.S. Treasury Notes: 3.000% due 12/31/06 and market value $59,327)	58,000	58,000

Total Short-Term Investments (Cost $14,703,971)		14,703,971

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.80% (Cost $945,743,772)		946,705,888

	Shares

SECURITIES LENDING COLLATERAL - 10.06%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $95,408,113)	95,408,113	95,408,113

TOTAL INVESTMENTS - 109.86% (Cost $1,041,151,885)		1,042,114,001

OTHER ASSETS & LIABILITIES, NET - (9.86%)		(93,505,215)

NET ASSETS - 100.00%		$948,608,786

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	44.61%
Short-Term Investments & Securities Lending Collateral	11.61%
Financial Services	9.61%
Health Care	7.65%
Producer Durables	7.63%
Autos & Transportation	6.83%
Integrated Oils	5.80%
Technology	4.80%
Utilities	4.37%
Materials & Processing	3.04%
Consumer Staples	2.14%
Energy	1.77%

109.86%
Other Assets & Liabilities, Net	(9.86%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.86%

Consumer Discretionary - 8.76%

Four Seasons Hotels Inc † (Canada)	54,779	$3,365,622
Hilton Hotels Corp	1,156,632	32,709,553
Morgans Hotel Group Co * †	551,100	8,575,116
Starwood Hotels & Resorts Worldwide Inc	712,943	43,018,981

		87,669,272

Financial Services - 87.74%

Acadia Realty Trust REIT †	170,600	4,034,690
AMB Property Corp REIT	393,580	19,895,469
American Campus Communities Inc REIT	124,300	3,088,855
Apartment Investment & Management Co ‘A’ REIT	45,610	1,981,754
Archstone-Smith Trust REIT	732,985	37,286,947
AvalonBay Communities Inc REIT †	469,990	51,990,294
Boston Properties Inc REIT	597,759	54,037,414
Brandywine Realty Trust REIT	508,620	16,362,305
BRE Properties Inc ‘A’ REIT †	105,025	5,776,375
Brookfield Properties Corp (Canada)	1,352,145	43,498,505
Cedar Shopping Centers Inc REIT	89,900	1,323,328
CentraCore Properties Trust REIT †	231,245	5,723,314
Cogdell Spencer Inc REIT	108,910	2,124,834
Developers Diversified Realty Corp REIT	19,060	994,551
Equity Lifestyle Properties Inc REIT †	324,047	14,202,980
Equity Office Properties Trust REIT	1,292,447	47,187,240
Equity Residential REIT	1,093,258	48,901,430
Essex Property Trust Inc REIT †	221,305	24,710,916
Federal Realty Investment Trust REIT	422,170	29,551,900
General Growth Properties Inc REIT	298,069	13,430,989
Health Care Property Investors Inc REIT †	301,240	8,055,158
Hersha Hospitality Trust REIT †	98,030	910,699
Highwoods Properties Inc REIT	20,790	752,182
Host Hotels & Resorts Inc REIT	2,379,191	52,032,907
Legacy Hotels REIT (Canada)	1,079,437	8,219,309
Liberty Property Trust REIT †	201,648	8,912,842
LTC Properties Inc REIT	67,700	1,513,095
Mack-Cali Realty Corp REIT †	481,981	22,132,568
Pan Pacific Retail Properties Inc REIT	32,270	2,238,570
Parkway Properties Inc REIT †	84,315	3,836,332
Plum Creek Timber Co Inc REIT	63,040	2,237,920
Post Properties Inc REIT	391,770	17,762,852
ProLogis REIT	319,885	16,672,406
PS Business Parks Inc REIT †	40,495	2,389,205
Public Storage Inc REIT	476,156	36,140,240
Ramco-Gershenson Properties Trust REIT †	26,500	713,645
Reckson Associates Realty Corp REIT	82,285	3,404,953
Regency Centers Corp REIT	546,470	33,963,111
Republic Property Trust REIT †	232,290	2,295,025
Senior Housing Properties Trust REIT †	883,550	15,824,380
Shurgard Storage Centers Inc ‘A’ REIT	253,604	15,850,250
Simon Property Group Inc REIT	1,062,645	88,135,776
SL Green Realty Corp REIT	140,810	15,414,471
Spirit Finance Corp REIT	62,930	708,592
Taubman Centers Inc REIT †	212,710	8,699,839
The Macerich Co REIT	397,700	27,918,540
Trizec Properties Inc REIT	896,115	25,664,734
United Dominion Realty Trust Inc REIT †	65,040	1,821,770
Universal Health Realty Income Trust REIT †	74,300	2,329,305
Vornado Realty Trust REIT	259,080	25,273,254
Windrose Medical Properties Trust REIT	41,640	607,944

		878,535,964

Health Care - 0.89%

Sunrise Senior Living REIT (Canada)	717,540	6,588,538
Tenet Healthcare Corp *	335,500	2,341,790

		8,930,328

Materials & Processing - 1.47%

Brookfield Homes Corp †	36,076	1,188,704
Forest City Enterprises Inc ‘A’	271,020	13,526,608

		14,715,312

Total Common Stocks (Cost $648,405,504)		989,850,876

	Principal Amount

SHORT-TERM INVESTMENT - 1.15%

Repurchase Agreement - 1.15%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $11,485,162; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $11,711,938)	$11,481,000	11,481,000

Total Short-Term Investment (Cost $11,481,000)		11,481,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.01% (Cost $659,886,504)		1,001,331,876

	Shares

SECURITIES LENDING COLLATERAL - 4.49%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $44,988,306)	44,988,306	44,988,306

TOTAL INVESTMENTS - 104.50% (Cost $704,874,810)		1,046,320,182

OTHER ASSETS & LIABILITIES, NET - (4.50%)		(45,075,229)

NET ASSETS - 100.00%		$1,001,244,953

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	28.21%
Retail	21.07%
Residential	19.43%
Lodging	14.86%
Diversified	5.94%
Self Storage	5.19%
Healthcare/Assisted Living	3.93%
Land	0.23%

98.86%
Short-Term Investment & Securities Lending Collateral	5.64%
Other Assets & Liabilities, Net	(4.50%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.82%

Autos & Transportation - 3.90%

Arlington Tankers Ltd † (Bermuda)	60,195	$1,365,223
Genesee & Wyoming Inc ‘A’ *	18,500	656,195
Landstar System Inc	27,650	1,305,910

		3,327,328

Consumer Discretionary - 17.43%

Aaron Rents Inc	49,015	1,317,523
AMERCO * †	16,305	1,641,261
Dollar Thrifty Automotive Group Inc * †	37,910	1,708,604
Monro Muffler Brake Inc	18,380	598,453
Regis Corp †	22,815	812,442
Sonic Corp *	51,202	1,064,490
Strayer Education Inc †	11,115	1,079,489
Triarc Cos Inc ‘B’	86,840	1,357,309
United Auto Group Inc †	50,340	1,074,759
Universal Technical Institute Inc * †	58,960	1,298,299
Waste Connections Inc *	51,160	1,862,224
WESCO International Inc *	15,845	1,057,812

		14,872,665

Energy - 6.16%

Arena Resources Inc * †	50,650	1,736,788
Gulfport Energy Corp *	81,870	903,845
Universal Compression Holdings Inc *	41,475	2,611,681

		5,252,314

Financial Services - 22.51%

ACE Cash Express Inc *	41,710	1,220,852
Affiliated Managers Group Inc * †	14,900	1,294,661
Ashford Hospitality Trust Inc REIT †	66,415	838,157
BankAtlantic Bancorp Inc ‘A’ †	69,575	1,032,493
Financial Federal Corp †	29,127	810,022
HCC Insurance Holdings Inc	68,394	2,013,519
Healthcare Realty Trust Inc REIT †	31,605	1,006,619
Highland Hospitality Corp REIT †	82,635	1,163,501
Hilb Rogal & Hobbs Co	33,775	1,258,794
MB Financial Inc †	35,795	1,265,711
McGrath RentCorp †	48,005	1,335,019
MFA Mortgage Investments Inc REIT	135,075	929,316
PrivateBancorp Inc †	6,450	267,095
Raymond James Financial Inc	46,412	1,404,891
Redwood Trust Inc REIT †	21,045	1,027,627
UCBH Holdings Inc †	74,170	1,226,772
United Fire & Casualty Co	36,665	1,104,716

		19,199,765

Health Care - 10.46%

Amedisys Inc * †	12,425	470,908
Healthcare Services Group Inc †	54,525	1,142,299
HealthSouth Corp * †	109,780	422,653
Invacare Corp †	25,315	629,837
LHC Group Inc * †	53,190	1,059,545
Medical Action Industries Inc *	27,725	612,445
Pediatrix Medical Group Inc *	42,725	1,935,442
Serologicals Corp * †	44,025	1,384,146
Triad Hospitals Inc *	31,980	1,265,768

		8,923,043

Materials & Processing - 10.25%

Birch Mountain Resources Ltd * † (Canada)	110,135	548,472
Corn Products International Inc †	42,480	1,299,888
Cytec Industries Inc	17,415	934,489
Dycom Industries Inc * †	40,700	866,503
Gibraltar Industries Inc †	48,500	1,406,500
Jacuzzi Brands Inc * †	116,900	1,028,720
Lennox International Inc	65,600	1,737,088
Watsco Inc †	15,450	924,219

		8,745,879

Producer Durables - 11.85%

Actuant Corp ‘A’ †	21,500	1,073,925
Alliant Techsystems Inc *	25,715	1,963,340
ATMI Inc * †	31,840	783,901
Briggs & Stratton Corp †	40,845	1,270,688
Esterline Technologies Corp * †	33,475	1,392,225
Moog Inc ‘A’ *	41,160	1,408,495
Nordson Corp	35,570	1,749,333
Team Inc * †	18,640	466,932

		10,108,839

Technology - 8.13%

DRS Technologies Inc †	25,300	1,233,375
EDO Corp †	39,420	959,483
International DisplayWorks Inc * †	81,475	423,670
Micros Systems Inc *	24,595	1,074,310
Tekelec *	80,225	990,779
The Reynolds & Reynolds Co ‘A’	34,575	1,060,415
Tyler Technologies Inc * †	65,400	732,480
Vignette Corp * †	31,300	456,354

		6,930,866

Utilities - 3.13%

Pike Electric Corp * †	72,995	1,405,884
Westar Energy Inc	60,065	1,264,368

		2,670,252

Total Common Stocks (Cost $75,983,487)		80,030,951

	Principal Amount

SHORT-TERM INVESTMENT - 5.31%

Repurchase Agreement - 5.31%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $4,534,643; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $4,624,842)	$4,533,000	4,533,000

Total Short-Term Investment (Cost $4,533,000)		4,533,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.13% (Cost $80,516,487)		84,563,951

See Notes to Financial Statements	See explanation of symbols and items, if any, on A-93

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.81%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $22,015,495)	22,015,495	$22,015,495

TOTAL INVESTMENTS - 124.94% (Cost $102,531,982)		106,579,446

OTHER ASSETS & LIABILITIES, NET - (24.94%)		(21,278,082)

NET ASSETS - 100.00%		$85,301,364

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	31.12%
Financial Services	22.51%
Consumer Discretionary	17.43%
Producer Durables	11.85%
Health Care	10.46%
Materials & Processing	10.25%
Technology	8.13%
Energy	6.16%
Autos & Transportation	3.90%
Utilities	3.13%

124.94%
Other Assets & Liabilities, Net	(24.94%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-93

PACIFIC SELECT FUND
Explanation of Symbols and Terms
Schedule of Investments
June 30, 2006 (Unaudited)

Explanation of Symbols for Schedules of Investments
*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2006.

‡	Securities were fully/partially segregated with the custodian/broker to cover margin requirements for open futures contracts as of June 30, 2006.

+	Securities were fair valued under procedures established by the Fund’s Board of Trustees.

Δ	Rate shown reflects 7-day yield as of June 30, 2006.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

¯	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.

#	Securities purchased on a when-issued or delayed-delivery basis.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities.

¤	Securities were in default.

±	Securities are grouped by coupon rate and represent a range of maturities.

☐	Securities were fully/partially segregated with the custodian/broker as collateral for swap contracts as of June 30, 2006.

Ω	Securities were fully/partially segregated with the custodian/broker as collateral for securities purchased on a when-issued or delayed-delivery basis as of June 30, 2006.

λ	Total shares owned by the portfolio as of June 30, 2006 was less than one share.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
EUR	Eurodollar
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
SKK	Slovakian Koruna
TWD	Taiwan Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
TSE	Toronto Stock Exchange
XLUX	Luxembourg Stock Exchange
XPAR	Paris Stock Exchange

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (Unaudited)
(In thousands, except per share amounts)

	International	International	Diversified		American Funds	American Funds
	Value	Small-Cap	Research	Equity	Growth-Income	Growth	Technology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$2,700,273	$592,685	$1,531,104	$297,911	$1,286,924	$1,341,545	$136,195
Cash (1)	3,273	—	5	1	—	—	—
Foreign currency held, at value	21,213	1,335	—	—	—	—	—
Receivables:
Dividends and interest	4,171	414	1,062	104	—	—	9
Fund shares sold	2,238	1,673	2,243	25	1,744	4,378	3,236
Securities sold	20,682	3,212	1,369	90	—	—	5,662
Variation margin	8	—	—	—	—	—	—
Other	—	—	1	5	—	—	—
Other assets	280	—	—	—	—	—	—

Total Assets	2,752,138	599,319	1,535,784	298,136	1,288,668	1,345,923	145,102

LIABILITIES
Payable upon return of securities loaned	399,878	37,228	81,907	22,160	—	—	20,610
Payables:
Fund shares redeemed	422	33	15	40	79	63	—
Securities purchased	43,643	5,687	3,467	966	—	—	5,834
Accrued advisory fees	1,533	452	1,042	145	371	380	108
Accrued custodian and portfolio accounting fees	267	67	53	15	10	10	19
Accrued deferred trustee compensation and retirement benefits	80	—	24	21	12	5	5
Accrued other	113	14	68	15	72	70	11
Other liabilities	7	13	—	—	—	—	—

Total Liabilities	445,943	43,494	86,576	23,362	544	528	26,587

NET ASSETS	$2,306,195	$555,825	$1,449,208	$274,774	$1,288,124	$1,345,395	$118,515

NET ASSETS CONSIST OF:
Paid-in capital	$1,826,268	$625,745	$1,273,749	$647,704	$1,220,889	$1,189,979	$119,255
Undistributed/accumulated net investment income (loss)	35,364	1,373	5,077	635	1,513	(690)	(429)
Undistributed/accumulated net realized gain (loss)	395,716	(8,637)	14,267	(394,874)	31,560	12,747	(2,776)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	48,847	(62,656)	156,115	21,309	34,162	143,359	2,465

NET ASSETS	$2,306,195	$555,825	$1,449,208	$274,774	$1,288,124	$1,345,395	$118,515

Shares outstanding, $.001 par value (unlimited shares authorized)	133,272	62,103	112,852	13,959	114,385	110,438	19,627

Net Asset Value Per Share	$17.30	$8.95	$12.84	$19.68	$11.26	$12.18	$6.04

Investments and repurchase agreements, at cost	$2,652,556	$655,275	$1,374,988	$276,602	$1,252,762	$1,198,187	$133,725
Repurchase agreements, at value	57,608	23,337	68,321	2,902	—	—	7,696
Securities on loan, at value	386,740	35,866	80,881	21,809	—	—	20,240
Foreign currency held, at cost	20,986	1,333	—	—	—	—	—

(1)	Includes margin deposits segregated for futures contracts in the International Value Portfolio of $3,272.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except per share amounts)

	Short Duration	Concentrated	Diversified	Growth	Focused	Health	Mid-Cap
	Bond	Growth	Bond	LT	30	Sciences	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$1,777,802	$45,381	$1,005,405	$1,798,341	$234,633	$150,564	$3,623,841
Cash (1)	2,900	1	—	—	1	—	1
Receivables:
Dividends and interest	10,477	8	4,308	1,131	88	63	1,523
Fund shares sold	388	1	306	1,852	3,394	211	298
Securities sold	44,936	—	360,615	—	—	7,922	7,470
Other	—	—	—	31	—	2	35
Forward foreign currency contracts appreciation	—	—	—	12	—	—	—

Total Assets	1,836,503	45,391	1,370,634	1,801,367	238,116	158,762	3,633,168

LIABILITIES
Payable upon return of securities loaned	12,593	3,635	73,269	95,516	27,211	29,661	274,326
Payables:
Fund shares redeemed	347	4	20	60	—	21	5,689
Securities purchased	84,379	213	588,544	2,038	1,455	2,484	30,351
Due to custodian	1,543	—	37,359	37	—	3,595	—
Variation margin	626	—	81	—	—	—	—
Accrued advisory fees	847	36	327	1,023	155	113	2,254
Accrued custodian and portfolio accounting fees	70	5	15	80	29	11	115
Accrued deferred trustee compensation and retirement benefits	44	3	—	87	4	6	67
Accrued other	75	4	16	77	10	6	159
Outstanding options written, at value	—	—	191	—	—	—	—
Forward foreign currency contracts depreciation	—	—	53	1,443	—	—	—
Other liabilities	—	—	1	—	—	—	—

Total Liabilities	100,524	3,900	699,876	100,361	28,864	35,897	312,961

NET ASSETS	$1,735,979	$41,491	$670,758	$1,701,006	$209,252	$122,865	$3,320,207

NET ASSETS CONSIST OF:
Paid-in capital	$1,791,350	$129,441	$674,270	$2,849,817	$177,223	$104,053	$3,019,589
Undistributed/accumulated net investment income (loss)	429	(60)	632	2,040	(129)	(277)	10,994
Undistributed/accumulated net realized gain (loss)	(33,568)	(89,005)	(2,236)	(1,344,369)	(5,439)	9,434	164,405
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(22,232)	1,115	(1,908)	193,518	37,597	9,655	125,219

NET ASSETS	$1,735,979	$41,491	$670,758	$1,701,006	$209,252	$122,865	$3,320,207

Shares outstanding, $.001 par value (unlimited shares authorized)	180,997	9,217	67,343	82,220	19,272	11,874	192,859

Net Asset Value Per Share	$9.59	$4.50	$9.96	$20.69	$10.86	$10.35	$17.22

Investments and repurchase agreements, at cost	$1,796,589	$44,266	$1,007,127	$1,603,391	$197,037	$140,908	$3,498,622
Repurchase agreements, at value	49,172	1,399	—	41	64	—	133,913
Securities on loan, at value	12,451	3,544	72,107	93,772	26,867	29,734	266,596

(1)	Includes margin deposits segregated for futures contracts in the Short Duration Bond Portfolio of $2,900.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except per share amounts)

	Large-Cap	Capital	International	Equity	Small-Cap	Fasciano	Small-Cap
	Growth	Opportunities	Large-Cap	Index	Index	Small Equity	Value
	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$1,384,661	$78,427	$3,927,297	$2,187,678	$1,327,693	$545,708	$661,801
Cash (2)	1	—	—	2,714	4,096	1	5
Foreign currency held, at value	—	537	3,013	—	—	—	—
Receivables:
Dividends and interest	682	56	4,715	2,352	1,305	161	717
Fund shares sold	2,676	12	6,646	903	6,368	703	3,895
Securities sold	—	986	12,506	—	189,543	—	10,891
Variation margin	—	—	—	—	1,645	—	—
Other	8	7	7	—	—	3	—

Total Assets	1,388,028	80,025	3,954,184	2,193,647	1,530,650	546,576	677,309

LIABILITIES
Payable upon return of securities loaned	38,675	5,572	688,803	62,082	269,687	108,210	136,614
Payables:
Fund shares redeemed	41	143	376	143	6	8	22
Securities purchased	11,815	2,188	—	—	177,645	227	—
Due to custodian	—	—	8	—	—	—	—
Variation margin	—	—	—	143	—	—	—
Accrued advisory fees	1,006	47	2,674	429	425	276	404
Accrued custodian and portfolio accounting fees	63	7	435	87	59	25	23
Accrued deferred trustee compensation and retirement benefits	56	12	63	87	57	16	16
Accrued other	72	3	157	106	58	21	28
Other liabilities	—	—	194	—	—	—	—

Total Liabilities	51,728	7,972	692,710	63,077	447,937	108,783	137,107

NET ASSETS	$1,336,300	$72,053	$3,261,474	$2,130,570	$1,082,713	$437,793	$540,202

NET ASSETS CONSIST OF:
Paid-in capital	$1,457,988	$74,033	$2,449,194	$1,985,364	$819,757	$458,553	$420,909
Undistributed net investment income	3,170	156	92,648	18,718	6,917	614	6,259
Undistributed/accumulated net realized gain (loss)	(103,080)	(2,308)	314,142	41,956	146,862	(56,450)	32,110
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(21,778)	172	405,490	84,532	109,177	35,076	80,924

NET ASSETS	$1,336,300	$72,053	$3,261,474	$2,130,570	$1,082,713	$437,793	$540,202

Shares outstanding, $.001 par value (unlimited shares authorized)	183,266	8,066	343,480	71,268	70,282	38,501	37,286

Net Asset Value Per Share	$7.29	$8.93	$9.50	$29.90	$15.41	$11.37	$14.49

Investments and repurchase agreements, at cost	$1,406,439	$78,247	$3,521,854	$2,103,734	$1,221,493	$510,632	$580,877
Repurchase agreements, at value	53,628	—	—	52,016	111,873	21,873	5,901
Securities on loan, at value	37,901	5,473	669,742	61,102	265,520	106,419	133,551
Foreign currency held, at cost	—	537	2,993	—	—	—	—

(1)	Formerly named Blue Chip Portfolio.

(2)	Includes margin deposits segregated for futures contracts in the Equity Index and Small-Cap Index Portfolios of $2,709 and $4,064, respectively.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except per share amounts)

	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$610,373	$1,971,671	$1,297,547	$3,899,806	$6,593,835	$1,134,971	$836,827
Cash	27	1	421	1,104	—	1	60
Foreign currency held, at value	21	6	9,378	27,012	14	—	—
Deposits with brokers for securities sold short	—	—	—	538,596	79,958	—	—
Receivables:
Dividends and interest	2,298	2,230	3,253	17,166	12,950	1,793	14,184
Fund shares sold	25	1,268	2,720	194	226	5,100	6,881
Securities sold	7,545	23,212	12,459	777,692	11,610	—	6,954
Swap agreements	27	—	—	14,466	13,749	—	—
Variation margin	25	—	—	5,515	529	—	—
Other	—	—	2	—	—	—	—
Forward foreign currency contracts appreciation	—	—	—	1,966	338	—	—
Swap appreciation	24	—	—	36,442	5,369	—	—

Total Assets	620,365	1,998,388	1,325,780	5,319,959	6,718,578	1,141,865	864,906

LIABILITIES
Payable upon return of securities loaned	49,852	67,626	73,515	161,736	—	—	110,271
Payables:
Fund shares redeemed	3,002	37	2,506	290	338	14,740	—
Securities purchased	52,093	22,664	65,484	1,102,563	3,453,452	5,197	8,497
Due to custodian	—	—	—	—	23	—	—
Swap agreements	2	—	—	38,638	3,032	—	—
Securities sold short, at value	—	—	—	536,481	79,614	—	—
Accrued advisory fees	278	992	929	1,695	1,550	297	373
Accrued custodian and portfolio accounting fees	41	103	731	235	154	41	45
Accrued deferred trustee compensation and retirement benefits	32	62	20	147	93	67	41
Accrued foreign captial gains tax	—	—	77	—	—	—	—
Accrued other	25	96	90	182	160	38	40
Outstanding options written, at value	—	—	—	3,535	1,853	—	—
Forward foreign currency contracts depreciation	—	—	—	13,961	9,511	—	—
Swap depreciation	4	—	—	21,572	1,154	—	—
Other liabilities	2	—	81	1,222	117	—	5

Total Liabilities	105,331	91,580	143,433	1,882,257	3,551,051	20,380	119,272

NET ASSETS	$515,034	$1,906,808	$1,182,347	$3,437,702	$3,167,527	$1,121,485	$745,634

NET ASSETS CONSIST OF:
Paid-in capital	$492,102	$1,923,800	$817,697	$3,548,928	$3,375,074	$1,121,420	$902,144
Undistributed net investment income	6,742	11,064	7,441	26,613	12,163	65	348
Undistributed/accumulated net realized gain (loss)	(3,998)	(112,173)	265,580	(95,863)	(237,584)	—	(151,051)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	20,188	84,117	91,629	(41,976)	17,874	—	(5,807)

NET ASSETS	$515,034	$1,906,808	$1,182,347	$3,437,702	$3,167,527	$1,121,485	$745,634

Shares outstanding, $.001 par value (unlimited shares authorized)	31,158	87,044	76,387	323,507	294,182	111,165	111,545

Net Asset Value Per Share	$16.53	$21.91	$15.48	$10.63	$10.77	$10.09	$6.68

Investments and repurchase agreements, at cost	$590,462	$1,887,557	$1,205,661	$3,935,457	$6,563,872	$1,134,971	$842,634
Repurchase agreements, at value	27,732	15,154	74,943	3,644	17,741	48	3
Securities on loan, at value	48,947	66,947	74,004	159,092	—	—	108,412
Foreign currency held, at cost	21	6	9,408	26,707	14	—	—
Proceeds from securities sold short	—	—	—	538,596	79,958	—	—
Premiums received from outstanding options written	—	—	—	7,556	2,767	—	—

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except per share amounts)

	Large-Cap		Mid-Cap	Real	VN Small-Cap
	Value	Comstock	Growth	Estate	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$2,185,196	$1,351,375	$1,042,114	$1,046,320	$106,579
Cash	—	—	1	253	1
Foreign currency held, at value	—	—	—	33	—
Receivables:
Dividends and interest	2,976	1,898	196	3,383	110
Fund shares sold	4,621	1,135	1,790	288	147
Securities sold	5,128	6,064	4,513	4,214	1,505
Other	8	—	1	—	—

Total Assets	2,197,929	1,360,472	1,048,615	1,054,491	108,342

LIABILITIES
Payable upon return of securities loaned	43,379	25,957	95,408	44,988	22,015
Payables:
Fund shares redeemed	4	50	17	187	8
Securities purchased	—	2,397	3,779	7,089	934
Accrued advisory fees	1,467	1,015	675	872	67
Accrued custodian and portfolio accounting fees	94	53	39	40	11
Accrued deferred trustee compensation and retirement benefits	97	22	12	27	—
Accrued other	137	62	76	43	6

Total Liabilities	45,178	29,556	100,006	53,246	23,041

NET ASSETS	$2,152,751	$1,330,916	$948,609	$1,001,245	$85,301

NET ASSETS CONSIST OF:
Paid-in capital	$1,904,457	$1,256,634	$957,242	$608,408	$75,555
Undistributed net investment income	12,683	9,926	1,272	10,424	176
Undistributed/accumulated net realized gain (loss)	55,360	13,901	(10,867)	40,964	5,523
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	180,251	50,455	962	341,449	4,047

NET ASSETS	$2,152,751	$1,330,916	$948,609	$1,001,245	$85,301

Shares outstanding, $.001 par value (unlimited shares authorized)	164,589	133,486	114,730	40,874	7,056

Net Asset Value Per Share	$13.08	$9.97	$8.27	$24.50	$12.09

Investments and repurchase agreements, at cost	$2,004,945	$1,300,920	$1,041,152	$704,875	$102,532
Repurchase agreements, at value	99,982	89	58	11,481	4,533
Securities on loan, at value	42,355	25,384	92,608	44,854	21,545
Foreign currency held, at cost	—	—	—	32	—

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	International	International	Diversified		American Funds	American Funds
	Value	Small-Cap	Research	Equity	Growth-Income	Growth	Technology
	Portfolio	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$43,013	$1,855	$9,953	$1,579	$—	$—	$220
Dividends from mutual fund investment	—	—	—	—	3,461	1,685	—
Interest, net of foreign taxes withheld	856	401	960	53	—	—	78
Securities lending	1,385	18	64	15	—	—	75

Total Investment Income	45,254	2,274	10,977	1,647	3,461	1,685	373

EXPENSES
Advisory fees	9,342	821	5,773	963	4,711	5,806	750
Custodian fees and expenses	332	57	8	3	—	—	19
Portfolio accounting and tax fees	147	9	83	24	16	17	15
Printing expenses	45	4	27	5	24	25	3
Postage and mailing expenses	28	3	17	3	15	16	2
Legal and audit fees	83	6	47	11	42	46	8
Trustees’ fees and expenses	21	1	12	3	10	12	1
Interest expense and commitment fees	2	—	1	2	1	1	3
Offering expenses	—	1	—	—	16	16	—
Other	24	1	14	3	5	6	3

Total Expenses	10,024	903	5,982	1,017	4,840	5,945	804
Custodian Credits	—	(1)	—	—	(1)	—	—
Recaptured Commissions	(216)	—	(53)	(30)	—	—	(30)
Advisory Fee Waiver (2)	(14)	(1)	(8)	(2)	(2,932)	(3,613)	(1)

Net Expenses	9,794	901	5,921	985	1,907	2,332	773

NET INVESTMENT INCOME (LOSS)	35,460	1,373	5,056	662	1,554	(647)	(400)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions	514,007	(4,337)	29,231	13,800	604	4,435	16,052
Futures contracts and written option transactions	(1,286)	(2,754)	(65)	—	—	—	—
Foreign currency transactions	(1,915)	(1,546)	—	—	—	—	(48)
Capital gain distributions from mutual fund investments	—	—	—	—	30,956	8,312	—

Net Realized Gain (Loss)	510,806	(8,637)	29,166	13,800	31,560	12,747	16,004

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards	(365,146)	(62,590)	8,720	(7,648)	(8,538)	9,534	(9,871)
Futures contracts and written options	932	—	—	—	—	—	—
Foreign currencies	222	(66)	—	—	—	—	(5)

Change in Net Unrealized Appreciation (Depreciation)	(363,992)	(62,656)	8,720	(7,648)	(8,538)	9,534	(9,876)

NET GAIN (LOSS)	146,814	(71,293)	37,886	6,152	23,022	22,281	6,128

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$182,274	($69,920)	$42,942	$6,814	$24,576	$21,634	$5,728

Foreign taxes withheld on dividends and interest	$5,862	$258	$95	$8	$—	$—	$24

(1)	Operations commenced on May 1, 2006.

(2)	Pacific Life has waived 0.59% of its advisory fees for the American Funds Growth-Income and American Funds Growth Portfolios in addition to the waiver of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program effective May 1, 2005 (See Note 3 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Short Duration	Concentrated	Diversified	Growth	Focused	Health	Mid-Cap
	Bond	Growth	Bond	LT	30	Sciences	Value
	Portfolio	Portfolio	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$197	$—	$8,900	$570	$328	$20,100
Interest, net of foreign taxes withheld	38,338	7	5,145	1,240	250	170	2,941
Securities lending	12	1	22	132	33	40	163
Other	—	—	—	—	—	—	10

Total Investment Income	38,350	205	5,167	10,272	853	538	23,214

EXPENSES
Advisory fees	5,003	242	576	6,082	913	813	12,699
Custodian fees and expenses	10	4	4	41	36	6	11
Portfolio accounting and tax fees	117	8	10	108	18	15	187
Printing expenses	32	1	5	32	4	3	62
Postage and mailing expenses	21	1	3	20	3	2	39
Legal and audit fees	61	3	6	59	8	6	109
Trustees’ fees and expenses	16	—	2	16	2	1	29
Interest expense and commitment fees	7	2	—	4	—	1	17
Offering expenses	—	—	1	—	—	—	—
Other	17	1	1	14	3	2	30

Total Expenses	5,284	262	608	6,376	987	849	13,183
Custodian Credits	(15)	—	(2)	(4)	(2)	(2)	(7)
Recaptured Commissions	—	—	—	(222)	(30)	(39)	(437)
Advisory Fee Waiver (2)	(10)	—	(1)	(10)	(1)	(1)	(19)

Net Expenses	5,259	262	605	6,140	954	807	12,720

NET INVESTMENT INCOME (LOSS)	33,091	(57)	4,562	4,132	(101)	(269)	10,494

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions	(2,722)	1,613	(2,198)	140,482	2,748	9,923	167,085
Closed short positions	—	—	9	—	—	—	—
Futures contracts and written option transactions	1,947	—	(100)	(49)	—	—	(24)
Foreign currency transactions	—	—	54	(97)	(19)	(4)	—

Net Realized Gain (Loss)	(775)	1,613	(2,235)	140,336	2,729	9,919	167,061

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards	(7,708)	(1,698)	(1,723)	(149,854)	11,528	(12,688)	(96,377)
Short positions	—	—	—	—	—	—	—
Futures contracts and written options	(2,434)	—	(132)	—	—	—	—
Foreign currencies	—	—	(53)	(3,057)	3	1	—

Change in Net Unrealized Appreciation (Depreciation)	(10,142)	(1,698)	(1,908)	(152,911)	11,531	(12,687)	(96,377)

NET GAIN (LOSS)	(10,917)	(85)	(4,143)	(12,575)	14,260	(2,768)	70,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,174	($142)	$419	($8,443)	$14,159	($3,037)	$81,178

Foreign taxes withheld on dividends and interest	$—	$—	$—	$338	$45	$20	$—

(1)	Operations commenced on May 1, 2006.

(2)	The advisory fee waiver in full dollars for the Concentrated Growth Portfolio was $288.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Large-Cap	Capital	International	Equity	Small-Cap	Fasciano	Small-Cap
	Growth	Opportunities	Large-Cap	Index	Index	Small Equity	Value
	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$8,438	$480	$107,235	$20,707	$6,649	$1,531	$8,085
Interest, net of foreign taxes withheld	653	57	2,451	1,225	2,309	1,385	228
Securities lending	17	3	1,305	42	714	66	85

Total Investment Income	9,108	540	110,991	21,974	9,672	2,982	8,398

EXPENSES
Advisory fees	5,968	340	17,337	2,818	3,414	2,296	2,585
Custodian fees and expenses	25	13	594	9	14	8	2
Portfolio accounting and tax fees	84	11	216	148	95	42	39
Printing expenses	25	1	64	42	23	9	10
Postage and mailing expenses	16	1	40	26	15	6	7
Legal and audit fees	61	3	116	79	47	20	21
Trustees’ fees and expenses	12	1	31	21	12	5	5
Interest expense and commitment fees	4	—	4	2	4	3	1
Other	12	2	39	22	12	5	6

Total Expenses	6,207	372	18,441	3,167	3,636	2,394	2,676
Custodian Credits	(5)	—	(1)	(1)	(4)	(5)	—
Recaptured Commissions	(328)	(9)	(150)	—	—	(37)	(73)
Advisory Fee Waiver	(8)	(1)	(21)	(14)	(9)	(4)	(3)

Net Expenses	5,866	362	18,269	3,152	3,623	2,348	2,600

NET INVESTMENT INCOME	3,242	178	92,722	18,822	6,049	634	5,798

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions (2)	(85,895)	4,651	310,437	50,217	199,221	33,066	32,300
Futures contracts and written option transactions	(50)	—	3,725	(1,667)	(100)	4,487	1,093
Foreign currency transactions	—	(3)	2,656	—	—	—	—

Net Realized Gain (Loss)	(85,945)	4,648	316,818	48,550	199,121	37,553	33,393

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (3)	(49,157)	(2,822)	(32,193)	(1,995)	(71,673)	(6,488)	19,800
Futures contracts and written options	—	—	—	1,114	4,618	—	—
Foreign currencies	—	(7)	75	—	—	—	—

Change in Net Unrealized Appreciation (Depreciation)	(49,157)	(2,829)	(32,118)	(881)	(67,055)	(6,488)	19,800

NET GAIN (LOSS)	(135,102)	1,819	284,700	47,669	132,066	31,065	53,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($131,860)	$1,997	$377,422	$66,491	$138,115	$31,699	$58,991

Foreign taxes withheld on dividends and interest	$—	$9	$6,124	$1	$4	$11	$14

(1)	Formerly named Blue Chip Portfolio.

(2)	Realized gain on investment security transactions for the International Large-Cap Portfolio are net of foreign capital gains tax withheld of $26.

(3)	Change in net unrealized appreciation (depreciation) on securities for the International Large-Cap Portfolio are net of increase in deferred foreign capital gains tax of $34.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,957	$17,700	$16,885	$31	$—	$—	$232
Interest, net of foreign taxes withheld	6,686	375	589	87,242	68,443	21,751	32,392
Securities lending	45	38	85	125	6	—	181
Other	1	—	—	—	—	—	477

Total Investment Income	8,689	18,113	17,559	87,398	68,449	21,751	33,282

EXPENSES
Advisory fees	1,772	6,631	6,919	10,651	8,807	1,576	2,520
Custodian fees and expenses	21	48	1,367	121	62	13	9
Portfolio accounting and tax fees	58	133	112	306	202	61	74
Printing expenses	10	37	27	66	59	18	16
Postage and mailing expenses	6	24	17	42	37	11	10
Legal and audit fees	19	70	49	124	107	33	29
Trustees’ fees and expenses	5	19	13	33	28	8	8
Interest expense and commitment fees	3	3	53	50	27	1	10
Other	6	20	33	34	29	3	10

Total Expenses	1,900	6,985	8,590	11,427	9,358	1,724	2,686
Custodian Credits	(2)	(1)	(9)	(15)	(12)	(4)	(6)
Recaptured Commissions	—	—	(13)	—	—	—	—
Advisory Fee Waiver	(3)	(13)	(9)	(22)	(18)	(6)	(5)

Net Expenses	1,895	6,971	8,559	11,390	9,328	1,714	2,675

NET INVESTMENT INCOME	6,794	11,142	9,000	76,008	59,121	20,037	30,607

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions (1)	27,922	94,880	272,330	(32,482)	(114,375)	—	2,499
Closed short positions	—	—	—	7,929	2,523	—	—
Futures contracts and written option transactions	763	1,702	—	(17,694)	6,747	—	—
Foreign currency transactions	(39)	2	(2,599)	(16,881)	(4,613)	—	—

Net Realized Gain (Loss)	28,646	96,584	269,731	(59,128)	(109,718)	—	2,499

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (2)	(37,307)	(34,136)	(246,677)	(11,554)	15,203	—	(17,034)
Short positions	—	—	—	4,377	1,202	—	—
Futures contracts, and written options	47	—	—	(13,448)	(3,176)	—	—
Foreign currencies	4	3	(203)	(11,405)	(11,976)	—	—

Change in Net Unrealized Appreciation (Depreciation)	(37,256)	(34,133)	(246,880)	(32,030)	1,253	—	(17,034)

NET GAIN (LOSS)	(8,610)	62,451	22,851	(91,158)	(108,465)	—	(14,535)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,816)	$73,593	$31,851	($15,150)	($49,344)	$20,037	$16,072

Foreign taxes withheld on dividends and interest	$88	$6	$1,467	$—	$—	$—	$—

(1)	Realized gain on investment security transactions for the Emerging Markets Portfolio are net of foreign capital gains tax withheld of $1,448

(2)	Change in net unrealized appreciation (depreciation) on securities for the Emerging Markets Portfolio are net of increase in deferred foreign capital gains tax of $2,882.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Large-Cap		Mid-Cap	Real	VN Small-Cap
	Value	Comstock	Growth	Estate	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$19,149	$13,007	$2,952	$15,585	$435
Interest, net of foreign taxes withheld	2,398	2,175	570	597	127
Securities lending	177	30	78	67	11
Other	—	—	1	—	—

Total Investment Income	21,724	15,212	3,601	16,249	573

EXPENSES
Advisory fees	8,665	5,077	2,192	5,120	397
Custodian fees and expenses	9	18	13	11	8
Portfolio accounting and tax fees	133	69	31	62	9
Printing expenses	41	24	16	18	2
Postage and mailing expenses	26	15	10	11	1
Legal and audit fees	81	42	27	33	4
Trustees’ fees and expenses	20	11	6	9	1
Interest expense and commitment fees	2	1	1	1	—
Reorganization expenses	21	—	20	—	1
Other	20	11	7	9	1

Total Expenses	9,018	5,268	2,323	5,274	424
Custodian Credits	—	(3)	(2)	(1)	—
Recaptured Commissions	(81)	—	—	—	—
Advisory Fee Waiver	(13)	(7)	(3)	(6)	(1)

Net Expenses	8,924	5,258	2,318	5,267	423

NET INVESTMENT INCOME	12,800	9,954	1,283	10,982	150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions	60,746	14,425	5,487	41,882	5,631
Futures contracts and written option transactions	663	(139)	(3,763)	—	—
Foreign currency transactions	10	—	—	2	—

Net Realized Gain	61,419	14,286	1,724	41,884	5,631

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards	18,141	3,964	(50,408)	73,083	280
Futures contracts and written options	—	—	—	—	—
Foreign currencies	1	—	—	3	—

Change in Net Unrealized Appreciation (Depreciation)	18,142	3,964	(50,408)	73,086	280

NET GAIN (LOSS)	79,561	18,250	(48,684)	114,970	5,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,361	$28,204	($47,401)	$125,952	$6,061

Foreign taxes withheld on dividends and interest	$597	$266	$5	$117	$—

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006(1)	2005	2006 (1)	2005	2006 (1)	2005
	International Value Portfolio		International Small-Cap Portfolio (2)		Diversified Research Portfolio		Equity Portfolio

OPERATIONS
Net investment income	$35,460	$38,218	$1,373		$5,056	$5,005	$662	$723
Net realized gain (loss)	510,806	131,490	(8,637)		29,166	12,392	13,800	37,622
Change in net unrealized appreciation (depreciation)	(363,992)	4,551	(62,656)		8,720	57,124	(7,648)	(20,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	182,274	174,259	(69,920)		42,942	74,521	6,814	18,297

Net Equalization Credits (Debits)	2,934	(8,028)	617		1,597	2,967	(25)	(64)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(960)	(37,179)	—		—	(4,956)	(44)	(786)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	260,546	427,141	634,762		255,462	573,218	12,987	17,101
Dividend and distribution reinvestments	931	36,330	—		—	4,935	43	786
Cost of shares repurchased	(152,771)	(684,744)	(9,634)		(16,297)	(67,056)	(58,129)	(82,868)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	108,706	(221,273)	625,128		239,165	511,097	(45,099)	(64,981)

NET INCREASE (DECREASE) IN NET ASSETS	292,954	(92,221)	555,825		283,704	583,629	(38,354)	(47,534)

NET ASSETS
Beginning of Period/Year	2,013,241	2,105,462	—		1,165,504	581,875	313,128	360,662

End of Period/Year	$2,306,195	$2,013,241	$555,825		$1,449,208	$1,165,504	$274,774	$313,128

Undistributed Net Investment Income	$35,364	$863	$1,373		$5,077	$21	$635	$17

	American Funds		American Funds
	Growth-Income Portfolio (3)		Growth Portfolio (3)		Technology Portfolio		Short Duration Bond Portfolio

OPERATIONS
Net investment income (loss)	$1,554	$7,790	($647)	$4,134	($400)	($605)	$33,091	$42,129
Net realized gain (loss)	31,560	2,672	12,747	688	16,004	21,914	(775)	(13,034)
Change in net unrealized appreciation (depreciation)	(8,538)	42,700	9,534	133,825	(9,876)	(1,965)	(10,142)	(6,009)

Net Increase in Net Assets Resulting from Operations	24,576	53,162	21,634	138,647	5,728	19,344	22,174	23,086

Net Equalization Credits	25	360	5	270	—	—	885	841

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(2,795)	(7,709)	(805)	(4,060)	—	—	(33,627)	(44,440)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	334,658	741,821	273,924	961,906	33,883	47,402	248,742	453,320
Shares issued in connection with acquisiton (4)	159,521	—	—	—	—	—	—	—
Dividend and distribution reinvestments	2,795	7,705	805	4,058	—	—	33,501	40,347
Cost of shares repurchased	(14,521)	(11,474)	(35,060)	(15,929)	(39,594)	(46,325)	(109,756)	(308,029)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	482,453	738,052	239,669	950,035	(5,711)	1,077	172,487	185,638

NET INCREASE IN NET ASSETS	504,259	783,865	260,503	1,084,892	17	20,421	161,919	165,125

NET ASSETS
Beginning of Period/Year	783,865	—	1,084,892	—	118,498	98,077	1,574,060	1,408,935

End of Period/Year	$1,288,124	$783,865	$1,345,395	$1,084,892	$118,515	$118,498	$1,735,979	$1,574,060

Undistributed/Accumulated Net Investment Income (Loss)	$1,513	$81	($690)	$75	($429)	($29)	$429	$965

(1)	Unaudited.

(2)	Operations commenced on May 1, 2006.

(3)	Operations commenced on May 2, 2005.

(4)	See Note 14 to Financial Statements.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005
	Concentrated Growth Portfolio (2)		Diversified Bond Portfolio (3)		Growth LT Portfolio		Focused 30 Portfolio

OPERATIONS
Net investment income (loss)	($57)	($88)	$4,562		$4,132	$4,093	($101)	$1,267
Net realized gain (loss)	1,613	5,973	(2,235)		140,336	158,324	2,729	11,759
Change in net unrealized appreciation (depreciation)	(1,698)	(5,163)	(1,908)		(152,911)	(63,684)	11,531	9,928

Net Increase (Decrease) in Net Assets Resulting from Operations	(142)	722	419		(8,443)	98,733	14,159	22,954

Net Equalization Credits (Debits)	—	—	399		411	(1,611)	41	279

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	—	(3,930)		(6,068)	(3,785)	(146)	(1,199)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	4,386	19,055	676,243		203,432	93,285	75,174	77,158
Dividend and distribution reinvestments	—	—	3,925		6,067	3,777	146	1,195
Cost of shares repurchased	(11,824)	(33,147)	(6,298)		(72,237)	(448,079)	(34,264)	(41,005)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,438)	(14,092)	673,870		137,262	(351,017)	41,056	37,348

NET INCREASE (DECREASE) IN NET ASSETS	(7,580)	(13,370)	670,758		123,162	(257,680)	55,110	59,382

NET ASSETS
Beginning of Period/Year	49,071	62,441	—		1,577,844	1,835,524	154,142	94,760

End of Period/Year	$41,491	$49,071	$670,758		$1,701,006	$1,577,844	$209,252	$154,142

Undistributed/Accumulated Net Investment Income (Loss)	($60)	($4)	$632		$2,040	$3,975	($129)	$118

	Health Sciences Portfolio		Mid-Cap Value Portfolio		Large-Cap Growth Portfolio (4)		Capital Opportunities Portfolio

OPERATIONS
Net investment income (loss)	($269)	($634)	$10,494	$15,531	$3,242	$4,415	$178	$974
Net realized gain (loss)	9,919	6,411	167,061	248,210	(85,945)	135,585	4,648	20,945
Change in net unrealized appreciation (depreciation)	(12,687)	12,689	(96,377)	(28,256)	(49,157)	(149,483)	(2,829)	(34,080)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,037)	18,466	81,178	235,485	(131,860)	(9,483)	1,997	(12,161)

Net Equalization Credits (Debits)	—	—	4,944	5,894	1,518	(3,585)	(1)	(1,786)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(5,268)	(2,560)	(247,633)	(214,922)	(66)	(4,190)	(103)	(959)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	20,647	37,877	532,782	1,021,460	294,147	327,380	2,315	34,909
Dividend and distribution reinvestments	5,267	2,560	245,729	213,624	66	4,177	103	959
Cost of shares repurchased	(40,169)	(37,957)	(62,754)	(189,574)	(6,998)	(1,010,870)	(22,941)	(295,659)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,255)	2,480	715,757	1,045,510	287,215	(679,313)	(20,523)	(259,791)

NET INCREASE (DECREASE) IN NET ASSETS	(22,560)	18,386	554,246	1,071,967	156,807	(696,571)	(18,630)	(274,697)

NET ASSETS
Beginning of Period/Year	145,425	127,039	2,765,961	1,693,994	1,179,493	1,876,064	90,683	365,380

End of Period/Year	$122,865	$145,425	$3,320,207	$2,765,961	$1,336,300	$1,179,493	$72,053	$90,683

Undistributed/Accumulated Net Investment Income (Loss)	($277)	($8)	$10,994	$1,011	$3,170	($5)	$156	$81

(1)	Unaudited.

(2)	Formerly named I-Net TollkeeperSM Portfolio. I-Net Tollkeeper is a service mark of Goldman, Sach & Co.

(3)	Operations commenced on May 1, 2006.

(4)	Formerly named Blue Chip Portfolio.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005
	International Large-Cap Portfolio		Equity Index Portfolio		Small-Cap Index Portfolio		Fasciano Small Equity Portfolio (2)

OPERATIONS
Net investment income	$92,722	$23,087	$18,822	$31,734	$6,049	$10,466	$634	$1,281
Net realized gain	316,818	144,073	48,550	29,242	199,121	58,131	37,553	29,785
Change in net unrealized appreciation (depreciation)	(32,118)	158,636	(881)	52,838	(67,055)	(16,587)	(6,488)	(1,706)

Net Increase in Net Assets Resulting from Operations	377,422	325,796	66,491	113,814	138,115	52,010	31,699	29,360

Net Equalization Credits (Debits)	(4,310)	11,063	(1,167)	3,167	(4,564)	(442)	(315)	506

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(94,917)	(21,947)	(30,036)	(41,421)	(2,171)	(6,482)	(70)	(1,179)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	499,473	984,792	178,692	736,343	138,470	175,407	88,204	312,266
Dividend and distribution reinvestments	91,904	21,777	29,746	41,249	2,149	6,411	70	1,178
Cost of shares repurchased	(613,438)	(103,222)	(349,642)	(340,319)	(557,401)	(236,351)	(259,135)	(37,324)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(22,061)	903,347	(141,204)	437,273	(416,782)	(54,533)	(170,861)	276,120

NET INCREASE (DECREASE) IN NET ASSETS	256,134	1,218,259	(105,916)	512,833	(285,402)	(9,447)	(139,547)	304,807

NET ASSETS
Beginning of Period/Year	3,005,340	1,787,081	2,236,486	1,723,653	1,368,115	1,377,562	577,340	272,533

End of Period/Year	$3,261,474	$3,005,340	$2,130,570	$2,236,486	$1,082,713	$1,368,115	$437,793	$577,340

Undistributed/Accumulated Net Investment Income (Loss)	$92,648	$797	$18,718	($103)	$6,917	$3,039	$614	$50

	Small-Cap Value Portfolio		Multi-Strategy Portfolio		Main Street Core Portfolio		Emerging Markets Portfolio

OPERATIONS
Net investment income	$5,798	$7,127	$6,794	$12,577	$11,142	$21,067	$9,000	$13,648
Net realized gain	33,393	98,649	28,646	34,389	96,584	82,466	269,731	231,418
Change in net unrealized appreciation (depreciation)	19,800	(49,748)	(37,256)	(25,134)	(34,133)	14,845	(246,880)	115,853

Net Increase (Decrease) in Net Assets Resulting from Operations	58,991	56,028	(1,816)	21,832	73,593	118,378	31,851	360,919

Net Equalization Credits (Debits)	1,307	(1,311)	(489)	(1,154)	(1,311)	4,085	771	5,507

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(100,460)	(26,345)	—	(12,696)	(57)	(21,233)	(202,433)	(10,726)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	47,765	149,673	14,884	31,489	171,934	532,107	143,773	346,552
Dividend and distribution reinvestments	98,860	26,063	—	12,645	57	21,136	199,559	10,588
Cost of shares repurchased	(78,231)	(298,476)	(69,346)	(105,903)	(341,477)	(76,721)	(310,337)	(78,381)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	68,394	(122,740)	(54,462)	(61,769)	(169,486)	476,522	32,995	278,759

NET INCREASE (DECREASE) IN NET ASSETS	28,232	(94,368)	(56,767)	(53,787)	(97,261)	577,752	(136,816)	634,459

NET ASSETS
Beginning of Period/Year	511,970	606,338	571,801	625,588	2,004,069	1,426,317	1,319,163	684,704

End of Period/Year	$540,202	$511,970	$515,034	$571,801	$1,906,808	$2,004,069	$1,182,347	$1,319,163

Undistributed/Accumulated Net Investment Income (Loss)	$6,259	$478	$6,742	($52)	$11,064	($21)	$7,441	$324

(1)	Unaudited.

(2)	Formerly named Aggressive Equity Portfolio.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005
	Managed Bond Portfolio		Inflation Managed Portfolio		Money Market Portfolio		High Yield Bond Portfolio

OPERATIONS
Net investment income	$76,008	$115,764	$59,121	$72,111	$20,037	$27,711	$30,607	$59,430
Net realized gain (loss)	(59,128)	2,225	(109,718)	17,377	—	—	2,499	2,415
Change in net unrealized appreciation (depreciation)	(32,030)	(33,745)	1,253	(23,698)	—	—	(17,034)	(41,600)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,150)	84,244	(49,344)	65,790	20,037	27,711	16,072	20,245

Net Equalization Credits (Debits)	(1,555)	24,955	9,412	5,257	3,149	(2,311)	(3,040)	50

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(60,192)	(211,961)	(146,832)	(248,634)	(20,164)	(27,527)	(30,633)	(59,167)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	319,401	531,523	473,571	516,963	626,677	1,107,344	69,268	290,195
Dividend and distribution reinvestments	56,200	204,883	144,279	247,377	19,941	27,228	29,885	57,746
Cost of shares repurchased	(381,111)	(104,985)	(68,699)	(116,973)	(402,332)	(1,326,571)	(208,575)	(332,030)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,510)	631,421	549,151	647,367	244,286	(191,999)	(109,422)	15,911

NET INCREASE (DECREASE) IN NET ASSETS	(82,407)	528,659	362,387	469,780	247,308	(194,126)	(127,023)	(22,961)

NET ASSETS
Beginning of Period/Year	3,520,109	2,991,450	2,805,140	2,335,360	874,177	1,068,303	872,657	895,618

End of Period/Year	$3,437,702	$3,520,109	$3,167,527	$2,805,140	$1,121,485	$874,177	$745,634	$872,657

Undistributed Net Investment Income	$26,613	$10,797	$12,163	$1,835	$65	$193	$348	$374

	Large-Cap Value Portfolio		Comstock Portfolio		Mid-Cap Growth Portfolio		Real Estate Portfolio

OPERATIONS
Net investment income (loss)	$12,800	$26,029	$9,954	$13,283	$1,283	($904)	$10,982	$10,878
Net realized gain	61,419	184,280	14,286	76,898	1,724	26,906	41,884	83,790
Change in net unrealized appreciation (depreciation)	18,142	(143,791)	3,964	(51,824)	(50,408)	12,841	73,086	25,365

Net Increase (Decrease) in Net Assets Resulting from Operations	92,361	66,518	28,204	38,357	(47,401)	38,843	125,952	120,033

Net Equalization Credits (Debits)	3,354	(13,769)	6,067	2,048	1,523	—	3,548	713

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(115,579)	(24,098)	(77,107)	(43,271)	—	—	(88,200)	(36,823)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	199,458	361,786	390,907	237,739	678,254	89,919	69,084	91,152
Shares issued in connection with acquistion (2)	77,363	—	—	—	74,669	—	—	—
Dividend and distribution reinvestments	114,075	23,876	75,891	42,782	—	—	85,433	35,595
Cost of shares repurchased	(116,509)	(1,275,912)	(15,494)	(126,502)	(49,284)	(67,703)	(40,962)	(110,491)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	274,387	(890,250)	451,304	154,019	703,639	22,216	113,555	16,256

NET INCREASE (DECREASE) IN NET ASSETS	254,523	(861,599)	408,468	151,153	657,761	61,059	154,855	100,179

NET ASSETS
Beginning of Period/Year	1,898,228	2,759,827	922,448	771,295	290,848	229,789	846,390	746,211

End of Period/Year	$2,152,751	$1,898,228	$1,330,916	$922,448	$948,609	$290,848	$1,001,245	$846,390

Undistributed/Accumulated Net Investment Income (Loss)	$12,683	$748	$9,926	$74	$1,272	($11)	$10,424	$3,933

(1)	Unaudited.

(2)	See Note 12 to Financial Statements.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Period Ended
	June 30,	December 31,
	2006 (1)	2005
	VN Small-Cap Value Portfolio (2)

OPERATIONS
Net investment income	$150	$269
Net realized gain on investment security transactions	5,631	2,499
Change in net unrealized appreciation on investment securities	280	3,767

Net Increase in Net Assets Resulting from Operations	6,061	6,535

Net Equalization Credits	6	79

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(465)	(2,385)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	23,558	74,157
Dividend and distribution reinvestments	464	2,383
Cost of shares repurchased	(14,670)	(10,422)

Net Increase in Net Assets from Capital Share Transactions	9,352	66,118

NET INCREASE IN NET ASSETS	14,954	70,347

NET ASSETS
Beginning of Period	70,347	—

End of Period	$85,301	$70,347

Undistributed Net Investment Income	$176	$26

(1)	Unaudited.

(2)	Operations commenced on May 2, 2005.
See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities
	Net		Net
	Asset		Realized
	Value,	Net	and	Total
	Beginning	Investment	Unrealized	from
	of Period/	Income	Gain	Investment	Total
For the Period or Year Ended	Year	(Loss)	(Loss)	Operations	Distributions

International Value
01/01/2006 - 06/30/2006 (4), (5)	$15.91	$0.27	$1.13	$1.40	($0.01)
2005 (5)	14.82	0.30	1.09	1.39	(0.30)
2004	12.92	0.22	1.90	2.12	(0.22)
2003	10.27	0.16	2.68	2.84	(0.19)
2002	12.06	0.13	(1.81)	(1.68)	(0.11)
2001	15.85	0.05	(3.47)	(3.42)	(0.37)

International Small-Cap (6)
05/01/2006 - 06/30/2006 (4), (5)	$10.00	$0.03	($1.08)	($1.05)	$—

Diversified Research
01/01/2006 - 06/30/2006 (4), (5)	$12.35	$0.05	$0.44	$0.49	$—
2005 (5)	11.78	0.07	0.55	0.62	(0.05)
2004	10.65	0.06	1.14	1.20	(0.07)
2003	8.06	0.03	2.59	2.62	(0.03)
2002	10.66	0.03	(2.61)	(2.58)	(0.02)
2001	10.99	0.03	(0.34)	(0.31)	(0.02)

Equity
01/01/2006 - 06/30/2006 (4), (5)	$19.31	$0.04	$0.33	$0.37	$—	(7)
2005 (5)	18.17	0.04	1.15	1.19	(0.05)
2004	17.42	0.14	0.75	0.89	(0.14)
2003	14.06	0.04	3.38	3.42	(0.06)
2002	19.21	0.06	(5.15)	(5.09)	(0.06)
2001	26.12	— (7)	(5.55)	(5.55)	(1.36)

American Funds Growth-Income (8)
01/01/2006 - 06/30/2006 (4), (5)	$10.88	$0.02	$0.38	$0.40	($0.02)
05/02/2005 - 12/31/2005 (5)	10.00	0.13	0.86	0.99	(0.11)

American Funds Growth (8)
01/01/2006 - 06/30/2006 (4), (5)	$11.92	($0.01)	$0.28	$0.27	($0.01)
05/02/2005 - 12/31/2005 (5)	10.00	0.05	1.91	1.96	(0.04)

Technology
01/01/2006 - 06/30/2006 (4), (5)	$5.70	($0.02)	$0.36	$0.34	$—
2005 (5)	4.68	(0.03)	1.05	1.02	—
2004	4.52	(0.03)	0.19	0.16	—
2003	3.17	(0.02)	1.37	1.35	—
2002	5.91	(0.03)	(2.71)	(2.74)	—
01/02/2001 - 12/31/2001	10.00	(0.02)	(4.07)	(4.09)	—

Short Duration Bond
01/01/2006 - 06/30/2006 (4), (5)	$9.65	$0.19	($0.06)	$0.13	($0.19)
2005 (5)	9.80	0.28	(0.14)	0.14	(0.29)
2004	9.93	0.21	(0.09)	0.12	(0.25	)(9)
05/01/2003 - 12/31/2003	10.00	0.17	(0.07)	0.10	(0.17)

Concentrated Growth (10)
01/01/2006 - 06/30/2006 (4), (5)	$4.55	($0.01)	($0.04)	($0.05)	$—
2005 (5)	4.44	(0.01)	0.12	0.11	—
2004	3.94	(0.02)	0.52	0.50	—
2003	2.75	(0.03)	1.22	1.19	—
2002	4.48	(0.04)	(1.69)	(1.73)	—
2001	6.78	(0.12)	(2.18)	(2.30)	—

[Additional columns below]
[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios of
						Net
				Ratios of		Investment
				Expenses	Ratios of	Income (Loss)
	Net		Net	After	Expenses Before	After
	Asset		Assets,	Expense	Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates

International Value
01/01/2006 - 06/30/2006 (4), (5)	$17.30	8.78%	$2,306,195	0.89%	0.91%	3.22%	98.10%
2005 (5)	15.91	9.43%	2,013,241	0.91%	0.92%	1.97%	26.10%
2004	14.82	16.42%	2,105,462	0.93%	0.93%	1.77%	8.46%
2003	12.92	27.71%	1,593,347	0.93%	0.95%	1.79%	12.76%
2002	10.27	(13.91%)	995,973	0.93%	0.93%	1.50%	14.67%
2001	12.06	(21.87%)	1,131,999	0.93%	0.93%	1.06%	91.89%

International Small-Cap (6)
05/01/2006 - 06/30/2006 (4), (5)	$8.95	(10.50%)	$555,825	1.13%	1.13%	1.72%	5.48%

Diversified Research
01/01/2006 - 06/30/2006 (4), (5)	$12.84	4.01%	$1,449,208	0.92%	0.93%	0.79%	16.13%
2005 (5)	12.35	5.24%	1,165,504	0.93%	0.93%	0.55%	22.83%
2004	11.78	11.20%	581,875	0.94%	0.95%	0.65%	21.17%
2003	10.65	32.63%	400,630	0.96%	0.99%	0.38%	23.56%
2002	8.06	(24.19%)	213,197	0.95%	0.97%	0.32%	35.32%
2001	10.66	(2.74%)	242,648	0.94%	0.96%	0.28%	34.80%

Equity
01/01/2006 - 06/30/2006 (4), (5)	$19.68	1.95%	$274,774	0.67%	0.69%	0.45%	13.92%
2005 (5)	19.31	6.53%	313,128	0.68%	0.70%	0.22%	169.07%
2004	18.17	5.14%	360,662	0.70%	0.73%	0.72%	61.69%
2003	17.42	24.33%	424,708	0.71%	0.75%	0.33%	61.86%
2002	14.06	(26.51%)	392,490	0.72%	0.75%	0.38%	96.16%
2001	19.21	(21.76%)	695,151	0.70%	0.70%	0.06%	132.39%

American Funds Growth-Income (8)
01/01/2006 - 06/30/2006 (4), (5)	$11.26	3.76%	$1,288,124	0.38%	0.97%	0.31%	0.83%
05/02/2005 - 12/31/2005 (5)	10.88	9.85%	783,865	0.39%	0.98%	1.83%	1.47%

American Funds Growth (8)
01/01/2006 - 06/30/2006 (4), (5)	$12.18	2.24%	$1,345,395	0.38%	0.97%	(0.11%)	2.24%
05/02/2005 - 12/31/2005 (5)	11.92	19.67%	1,084,892	0.39%	0.98%	0.73%	1.61%

Technology
01/01/2006 - 06/30/2006 (4), (5)	$6.04	5.92%	$118,515	1.13%	1.18%	(0.59%)	203.72%
2005 (5)	5.70	21.71%	118,498	1.12%	1.19%	(0.66%)	309.81%
2004	4.68	3.66%	98,077	1.18%	1.22%	(0.54%)	130.83%
2003	4.52	42.58%	124,044	1.26%	1.29%	(1.01%)	144.41%
2002	3.17	(46.34%)	41,249	1.20%	1.20%	(0.95%)	106.38%
01/02/2001 - 12/31/2001	5.91	(40.94%)	52,160	1.20%	1.31%	(0.71%)	69.22%

Short Duration Bond
01/01/2006 - 06/30/2006 (4), (5)	$9.59	1.33%	$1,735,979	0.63%	0.63%	3.97%	34.87%
2005 (5)	9.65	1.57%	1,574,060	0.63%	0.63%	2.89%	109.28%
2004	9.80	1.21%	1,408,935	0.65%	0.65%	2.12%	189.32%
05/01/2003 - 12/31/2003	9.93	0.96%	891,899	0.66%	0.66%	2.74%	227.50%

Concentrated Growth (10)
01/01/2006 - 06/30/2006 (4), (5)	$4.50	(0.96%)	$41,491	1.14%	1.14%	(0.25%)	26.93%
2005 (5)	4.55	2.34%	49,071	1.14%	1.18%	(0.17%)	124.20%
2004	4.44	12.66%	62,441	1.32%	1.36%	(0.38%)	55.98%
2003	3.94	43.22%	71,047	1.31%	1.31%	(1.09%)	47.46%
2002	2.75	(38.62%)	42,569	1.43%	1.44%	(1.32%)	53.36%
2001	4.48	(33.89%)	74,294	1.57%	1.57%	(1.35%)	46.78%

See Notes to Financial Statements	See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities
	Net		Net
	Asset		Realized
	Value,	Net	and	Total
	Beginning	Investment	Unrealized	from
	of Period/	Income	Gain	Investment	Total
For the Period or Year Ended	Year	(Loss)	(Loss)	Operations	Distributions

Diversified Bond (6)
05/01/2006 - 06/30/2006 (4), (5)	$10.00	$0.08	($0.06)	$0.02	($0.06)

Growth LT
01/01/2006 - 06/30/2006 (4), (5)	$20.78	$0.05	($0.07)	($0.02)	($0.07)
2005 (5)	19.35	0.05	1.43	1.48	(0.05)
2004	17.52	0.07	1.76	1.83	—
2003	13.08	(0.03)	4.47	4.44	—
2002	18.59	— (7)	(5.36)	(5.36)	(0.15)
2001	31.30	0.42	(8.94)	(8.52)	(4.19)

Focused 30
01/01/2006 - 06/30/2006 (4), (5)	$9.92	($0.01)	$0.96	$0.95	($0.01)
2005 (5)	8.19	0.10	1.71	1.81	(0.08)
2004	7.14	0.01	1.04	1.05	— (7)
2003	5.02	(0.02)	2.14	2.12	—
2002	7.12	(0.01)	(2.08)	(2.09)	(0.01)
2001	8.22	0.01	(1.11)	(1.10)	— (7)

Health Sciences
01/01/2006 - 06/30/2006 (4), (5)	$10.99	($0.02)	($0.19)	($0.21)	($0.43)
2005 (5)	9.73	(0.05)	1.51	1.46	(0.20)
2004	9.05	(0.03)	0.71	0.68	—
2003	7.08	(0.02)	1.99	1.97	—
2002	9.23	(0.04)	(2.11)	(2.15)	—
01/02/2001 - 12/31/2001	10.00	(0.02)	(0.75)	(0.77)	—

Mid-Cap Value
01/01/2006 - 06/30/2006 (4), (5)	$18.08	$0.06	$0.50	$0.56	($1.42)
2005 (5)	18.24	0.12	1.37	1.49	(1.65)
2004	14.63	0.06	3.61	3.67	(0.06)
2003	11.39	0.06	3.25	3.31	(0.07)
2002	14.16	0.06	(1.98)	(1.92)	(0.85)
2001	12.90	0.10	1.60	1.70	(0.44)

Large-Cap Growth (11)
01/01/2006 - 06/30/2006 (4), (5)	$8.03	$0.02	($0.76)	($0.74)	$—
2005 (5)	7.83	0.02	0.21	0.23	(0.03)
2004	7.53	0.05	0.30	0.35	(0.05)
2003	6.02	0.01	1.52	1.53	(0.02)
2002	8.14	0.01	(2.12)	(2.11)	(0.01)
01/02/2001 - 12/31/2001	10.00	0.01	(1.86)	(1.85)	(0.01)

Capital Opportunities
01/01/2006 - 06/30/2006 (4), (5)	$8.81	$0.02	$0.11	$0.13	($0.01)
2005	8.74	0.10	0.06	0.16	(0.09)
2004	7.81	0.06	0.93	0.99	(0.06)
2003	6.17	0.03	1.64	1.67	(0.03)
2002	8.44	0.02	(2.28)	(2.26)	(0.01)
01/02/2001 - 12/31/2001	10.00	0.01	(1.56)	(1.55)	(0.01)

[Additional columns below]
[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios of
						Net
						Investment
				Ratios of	Ratios of	Income
				Expenses	Expenses	(Loss)
	Net		Net	After	Before	After
	Asset		Assets,	Expense	Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates

Diversified Bond (6)
05/01/2006 - 06/30/2006 (4), (5)	$9.96	0.19%	$670,758	0.62%	0.62%	4.58%	121.03%

Growth LT
01/01/2006 - 06/30/2006 (4), (5)	$20.69	(0.09%)	$1,701,006	0.76%	0.79%	0.51%	46.33%
2005 (5)	20.78	7.68%	1,577,844	0.77%	0.79%	0.26%	41.57%
2004	19.35	10.40%	1,835,524	0.80%	0.82%	0.30%	49.60%
2003	17.52	33.98%	1,748,854	0.80%	0.82%	(0.13%)	48.90%
2002	13.08	(28.97%)	1,439,900	0.79%	0.87%	0.09%	113.39%
2001	18.59	(29.55%)	2,280,990	0.79%	0.82%	0.31%	90.93%

Focused 30
01/01/2006 - 06/30/2006 (4), (5)	$10.86	9.49%	$209,252	0.99%	1.03%	(0.11%)	20.82%
2005 (5)	9.92	22.07%	154,142	1.03%	1.03%	1.13%	71.37%
2004	8.19	14.85%	94,760	1.03%	1.03%	0.16%	71.22%
2003	7.14	42.26%	74,054	1.06%	1.06%	(0.45%)	65.97%
2002	5.02	(29.41%)	38,092	1.05%	1.05%	(0.26%)	164.99%
2001	7.12	(13.35%)	58,095	1.05%	1.06%	0.17%	213.23%

Health Sciences
01/01/2006 - 06/30/2006 (4), (5)	$10.35	(1.93%)	$122,865	1.09%	1.15%	(0.36%)	55.44%
2005 (5)	10.99	15.28%	145,425	1.13%	1.17%	(0.49%)	167.51%
2004	9.73	7.54%	127,039	1.16%	1.19%	(0.25%)	181.83%
2003	9.05	27.82%	122,741	1.16%	1.19%	(0.29%)	114.39%
2002	7.08	(23.30%)	76,952	1.16%	1.21%	(0.51%)	139.61%
01/02/2001 - 12/31/2001	9.23	(7.69%)	86,911	1.20%	1.24%	(0.42%)	94.37%

Mid-Cap Value
01/01/2006 - 06/30/2006 (4), (5)	$17.22	3.21%	$3,320,207	0.85%	0.88%	0.70%	39.96%
2005 (5)	18.08	8.87%	2,765,961	0.84%	0.88%	0.69%	77.58%
2004	18.24	25.08%	1,693,994	0.89%	0.97%	0.40%	89.13%
2003	14.63	29.10%	1,141,905	0.89%	0.96%	0.56%	87.60%
2002	11.39	(14.46%)	718,932	0.90%	0.97%	0.48%	115.94%
2001	14.16	13.30%	826,958	0.89%	1.00%	0.83%	148.32%

Large-Cap Growth (11)
01/01/2006 - 06/30/2006 (4), (5)	$7.29	(9.24%)	$1,336,300	0.93%	0.99%	0.52%	93.25%
2005 (5)	8.03	2.94%	1,179,493	0.97%	0.99%	0.32%	147.32%
2004	7.83	4.65%	1,876,064	0.99%	1.01%	0.76%	35.70%
2003	7.53	25.36%	1,106,881	0.99%	1.01%	0.28%	29.95%
2002	6.02	(25.94%)	582,873	1.00%	1.01%	0.16%	36.04%
01/02/2001 - 12/31/2001	8.14	(18.57%)	531,021	1.00%	1.04%	0.11%	23.71%

Capital Opportunities
01/01/2006 - 06/30/2006 (4), (5)	$8.93	1.56%	$72,053	0.85%	0.88%	0.42%	60.79%
2005	8.81	1.83%	90,683	0.86%	0.87%	0.52%	95.51%
2004	8.74	12.69%	365,380	0.86%	0.91%	0.81%	72.26%
2003	7.81	27.13%	256,842	0.87%	0.93%	0.49%	66.44%
2002	6.17	(26.78%)	145,983	0.87%	0.93%	0.27%	103.67%
01/02/2001 - 12/31/2001	8.44	(15.54%)	154,091	0.91%	0.94%	0.19%	98.40%

See Notes to Financial Statements	See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities
	Net		Net
	Asset		Realized
	Value,	Net	and	Total
	Beginning	Investment	Unrealized	from
	of Period/	Income	Gain	Investment	Total
For the Period or Year Ended	Year	(Loss)	(Loss)	Operations	Distributions

International Large-Cap
01/01/2006 - 06/30/2006 (4), (5)	$8.80	$0.26	$0.74	$1.00	($0.30)
2005 (5)	7.86	0.08	0.92	1.00	(0.06)
2004	6.69	0.07	1.17	1.24	(0.07)
2003	5.19	0.06	1.51	1.57	(0.07)
2002	6.36	0.04	(1.15)	(1.11)	(0.06)
2001	7.84	0.02	(1.45)	(1.43)	(0.05)

Equity Index
01/01/2006 - 06/30/2006 (4), (5)	$29.56	$0.25	$0.52	$0.77	($0.43)
2005 (5)	28.78	0.46	0.87	1.33	(0.55)
2004	26.46	0.48	2.32	2.80	(0.48)
2003	20.91	0.36	5.55	5.91	(0.36)
2002	29.54	0.32	(6.56)	(6.24)	(2.39)
2001	34.12	0.33	(4.46)	(4.13)	(0.45)

Small-Cap Index
01/01/2006 - 06/30/2006 (4), (5)	$14.29	$0.07	$1.08	$1.15	($0.03)
2005 (5)	13.76	0.11	0.49	0.60	(0.07)
2004	11.75	0.07	2.02	2.09	(0.08)
2003	8.06	0.06	3.69	3.75	(0.06)
2002	10.30	0.07	(2.24)	(2.17)	(0.07)
2001	11.13	0.10	0.08	0.18	(1.01)

Fasciano Small Equity (12)
01/01/2006 - 06/30/2006 (4), (5)	$11.03	$0.01	$0.33	$0.34	$— (7)
2005 (5)	10.77	0.03	0.25	0.28	(0.02)
2004	9.11	0.07	1.66	1.73	(0.07)
2003	6.87	0.04	2.24	2.28	(0.04)
2002	9.17	0.01	(2.31)	(2.30)	—
2001	11.08	(0.08)	(1.83)	(1.91)	—

Small-Cap Value
01/01/2006 - 06/30/2006 (4), (5)	$16.15	$0.18	$1.54	$1.72	($3.38)
2005 (5)	15.09	0.20	1.77	1.97	(0.91)
2004	12.60	0.22	2.80	3.02	(0.53)
05/01/2003 - 12/31/2003	10.00	0.10	2.60	2.70	(0.10)

Multi-Strategy
01/01/2006 - 06/30/2006 (4), (5)	$16.61	$0.21	($0.29)	($0.08)	$—
2005	16.37	0.37	0.25	0.62	(0.38)
2004	15.16	0.26	1.23	1.49	(0.28)
2003	12.48	0.21	2.69	2.90	(0.22)
2002	14.82	0.28	(2.20)	(1.92)	(0.42)
2001	15.40	0.38	(0.56)	(0.18)	(0.40)

Main Street Core (13)
01/01/2006 - 06/30/2006 (4), (5)	$21.26	$0.12	$0.53	$0.65	$— (7)
2005 (5)	20.27	0.25	0.97	1.22	(0.23)
2004	18.74	0.25	1.54	1.79	(0.26)
2003	14.89	0.15	3.87	4.02	(0.17)
2002	20.98	0.14	(6.10)	(5.96)	(0.13)
2001	23.46	0.16	(2.23)	(2.07)	(0.41)

[Additional columns below]
[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios of
						Net
						Investment
				Ratios of	Ratios of	Income
				Expenses	Expenses	(Loss)
	Net		Net	After	Before	After
	Asset		Assets,	Expense	Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates

International Large-Cap
01/01/2006 - 06/30/2006 (4), (5)	$9.50	11.23%	$3,261,474	1.11%	1.12%	5.61%	32.01%
2005 (5)	8.80	12.70%	3,005,340	1.11%	1.12%	0.99%	46.30%
2004	7.86	18.60%	1,787,081	1.14%	1.14%	0.98%	48.01%
2003	6.69	30.52%	1,098,950	1.15%	1.16%	0.73%	131.03%
2002	5.19	(17.63%)	491,693	1.15%	1.15%	0.59%	28.96%
2001	6.36	(18.29%)	504,787	1.14%	1.14%	0.44%	25.64%

Equity Index
01/01/2006 - 06/30/2006 (4), (5)	$29.90	2.58%	$2,130,570	0.28%	0.28%	1.67%	3.78%
2005 (5)	29.56	4.67%	2,236,486	0.28%	0.29%	1.60%	8.71%
2004	28.78	10.58%	1,723,653	0.29%	0.29%	1.72%	5.64%
2003	26.46	28.29%	1,641,092	0.30%	0.30%	1.49%	1.00%
2002	20.91	(22.34%)	1,460,074	0.29%	0.29%	1.31%	10.07%
2001	29.54	(12.15%)	2,009,221	0.29%	0.29%	1.06%	4.58%

Small-Cap Index
01/01/2006 - 06/30/2006 (4), (5)	$15.41	8.00%	$1,082,713	0.53%	0.53%	0.89%	14.76%
2005 (5)	14.29	4.38%	1,368,115	0.54%	0.54%	0.81%	21.52%
2004	13.76	17.76%	1,377,562	0.55%	0.55%	0.75%	25.15%
2003	11.75	46.53%	645,568	0.55%	0.56%	0.80%	19.09%
2002	8.06	(21.19%)	301,367	0.56%	0.56%	0.91%	49.51%
2001	10.30	1.74%	219,725	0.57%	0.57%	1.05%	51.78%

Fasciano Small Equity (12)
01/01/2006 - 06/30/2006 (4), (5)	$11.37	3.11%	$437,793	0.82%	0.84%	0.22%	24.24%
2005 (5)	11.03	2.66%	577,340	0.82%	0.84%	0.30%	113.17%
2004	10.77	18.94%	272,533	0.86%	0.93%	0.62%	84.70%
2003	9.11	33.14%	303,500	0.86%	0.98%	0.47%	183.00%
2002	6.87	(25.09%)	235,473	0.86%	0.97%	0.09%	122.32%
2001	9.17	(17.24%)	303,852	0.87%	0.91%	(0.40%)	209.96%

Small-Cap Value
01/01/2006 - 06/30/2006 (4), (5)	$14.49	11.16%	$540,202	0.96%	0.98%	2.13%	14.87%
2005 (5)	16.15	13.65%	511,970	0.96%	0.98%	1.32%	47.42%
2004	15.09	24.41%	606,338	1.00%	1.01%	1.96%	24.72%
05/01/2003 - 12/31/2003	12.60	26.93%	318,718	1.02%	1.06%	1.79%	44.21%

Multi-Strategy
01/01/2006 - 06/30/2006 (4), (5)	$16.53	(0.48%)	$515,034	0.70%	0.70%	2.49%	100.66%
2005	16.61	3.78%	571,801	0.70%	0.70%	2.11%	256.99%
2004	16.37	9.81%	625,588	0.70%	0.70%	1.59%	291.87%
2003	15.16	23.28%	622,688	0.71%	0.71%	1.50%	261.98%
2002	12.48	(13.06%)	554,049	0.70%	0.70%	2.00%	336.62%
2001	14.82	(1.15%)	760,507	0.69%	0.70%	2.55%	220.34%

Main Street Core (13)
01/01/2006 - 06/30/2006 (4), (5)	$21.91	3.06%	$1,906,808	0.68%	0.68%	1.09%	46.75%
2005 (5)	21.26	5.99%	2,004,069	0.69%	0.69%	1.24%	83.74%
2004	20.27	9.54%	1,426,317	0.70%	0.70%	1.39%	78.11%
2003	18.74	26.96%	1,172,300	0.71%	0.71%	1.05%	85.27%
2002	14.89	(28.40%)	744,629	0.69%	0.71%	0.73%	71.88%
2001	20.98	(8.87%)	1,300,440	0.69%	0.71%	0.68%	40.87%

See Notes to Financial Statements	See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities
	Net		Net
	Asset		Realized
	Value,		and	Total
	Beginning	Net	Unrealized	from
	of Period/	Investment	Gain	Investment	Total
For the Period or Year Ended	Year	Income	(Loss)	Operations	Distributions

Emerging Markets
01/01/2006 - 06/30/2006 (4), (5)	$18.42	$0.12	$0.10	$0.22	($3.16)
2005 (5)	13.13	0.22	5.22	5.44	(0.15)
2004	9.91	0.18	3.23	3.41	(0.19)
2003	5.93	0.09	3.97	4.06	(0.08)
2002	6.14	0.03	(0.21)	(0.18)	(0.03)
2001	6.73	0.04	(0.62)	(0.58)	(0.01)

Managed Bond
01/01/2006 - 06/30/2006 (4), (5)	$10.85	$0.23	($0.27)	($0.04)	($0.18)
2005 (5)	11.29	0.39	(0.10)	0.29	(0.73)
2004	11.16	0.30	0.29	0.59	(0.46)
2003	11.59	0.50	0.19	0.69	(1.12)
2002	11.03	0.51	0.66	1.17	(0.61)
2001	10.82	0.57	0.21	0.78	(0.57)

Inflation Managed (14)
01/01/2006 - 06/30/2006 (4), (5)	$11.50	$0.22	($0.42)	($0.20)	($0.53)
2005 (5)	12.38	0.33	(0.02)	0.31	(1.19)
2004	12.22	0.08	0.95	1.03	(0.87)
2003	12.06	0.02	0.93	0.95	(0.79)
2002	10.73	0.16	1.47	1.63	(0.30)
2001	10.68	0.44	0.01	0.45	(0.40)

Money Market
01/01/2006 - 06/30/2006 (4), (5)	$10.09	$0.22	($0.01)	$0.21	($0.21)
2005 (5)	10.09	0.28	—	0.28	(0.28)
2004	10.09	0.10	—	0.10	(0.10)
2003	10.09	0.08	—	0.08	(0.08)
2002	10.09	0.14	—	0.14	(0.14)
2001	10.09	0.38	—	0.38	(0.38)

High Yield Bond
01/01/2006 - 06/30/2006 (4), (5)	$6.82	$0.25	($0.14)	$0.11	($0.25)
2005 (5)	7.15	0.49	(0.33)	0.16	(0.49)
2004	7.02	0.50	0.13	0.63	(0.50)
2003	6.28	0.49	0.74	1.23	(0.49)
2002	7.07	0.57	(0.78)	(0.21)	(0.58)
2001	7.70	0.72	(0.61)	0.11	(0.74)

Large-Cap Value
01/01/2006 - 06/30/2006 (4), (5)	$13.22	$0.08	$0.54	$0.62	($0.76)
2005	12.62	0.18	0.59	0.77	(0.17)
2004	11.62	0.15	1.00	1.15	(0.15)
2003	8.95	0.11	2.68	2.79	(0.12)
2002	11.73	0.10	(2.79)	(2.69)	(0.09)
2001	12.60	0.09	(0.54)	(0.45)	(0.42)

Comstock (15)
01/01/2006 - 06/30/2006 (4), (5)	$10.23	$0.10	$0.27	$0.37	($0.63)
2005 (5)	10.33	0.16	0.27	0.43	(0.53)
2004	8.91	0.10	1.42	1.52	(0.10)
2003	6.82	0.06	2.08	2.14	(0.05)
2002	8.77	— (7)	(1.94)	(1.94)	(0.01)
2001	9.76	0.03	(0.99)	(0.96)	(0.03)

[Additional columns below]
[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios of
				Ratios of		Net Investment
				Expenses	Ratios of	Income
	Net		Net	After	Expenses Before	After
	Asset		Assets,	Expense	Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates

Emerging Markets
01/01/2006 - 06/30/2006 (4), (5)	$15.48	(0.14%)	$1,182,347	1.24%	1.24%	1.30%	59.98%
2005 (5)	18.42	41.47%	1,319,163	1.24%	1.25%	1.46%	66.48%
2004	13.13	34.62%	684,704	1.18%	1.21%	2.14%	27.66%
2003	9.91	68.50%	320,113	1.24%	1.25%	1.71%	20.26%
2002	5.93	(3.07%)	148,690	1.33%	1.33%	0.42%	136.43%
2001	6.14	(8.68%)	163,150	1.31%	1.32%	0.92%	84.53%

Managed Bond
01/01/2006 - 06/30/2006 (4), (5)	$10.63	(0.42%)	$3,437,702	0.64%	0.64%	4.28%	370.62%
2005 (5)	10.85	2.63%	3,520,109	0.65%	0.66%	3.54%	825.36%
2004	11.29	5.38%	2,991,450	0.65%	0.65%	2.46%	826.80%
2003	11.16	6.24%	2,619,647	0.66%	0.66%	4.02%	568.34%
2002	11.59	10.93%	2,629,300	0.65%	0.65%	4.55%	379.20%
2001	11.03	7.33%	2,353,055	0.64%	0.65%	5.11%	412.87%

Inflation Managed (14)
01/01/2006 - 06/30/2006 (4), (5)	$10.77	(1.72%)	$3,167,527	0.64%	0.64%	4.03%	514.87%
2005 (5)	11.50	2.54%	2,805,140	0.64%	0.64%	2.81%	1,092.46%
2004	12.38	8.90%	2,335,360	0.64%	0.65%	1.08%	1,040.98%
2003	12.22	8.24%	1,644,339	0.66%	0.66%	0.85%	1,024.08%
2002	12.06	15.45%	1,300,657	0.64%	0.64%	1.97%	621.35%
2001	10.73	4.27%	620,494	0.66%	0.67%	4.04%	873.05%

Money Market
01/01/2006 - 06/30/2006 (4), (5)	$10.09	2.16%	$1,121,485	0.37%	0.37%	4.32%	N/A
2005 (5)	10.09	2.82%	874,177	0.37%	0.37%	2.77%	N/A
2004	10.09	1.01%	1,068,303	0.37%	0.37%	1.00%	N/A
2003	10.09	0.79%	1,161,021	0.37%	0.37%	0.80%	N/A
2002	10.09	1.41%	1,749,545	0.36%	0.36%	1.40%	N/A
2001	10.09	3.86%	1,604,902	0.36%	0.36%	3.70%	N/A

High Yield Bond
01/01/2006 - 06/30/2006 (4), (5)	$6.68	1.73%	$745,634	0.64%	0.64%	7.29%	30.81%
2005 (5)	6.82	2.37%	872,657	0.64%	0.64%	7.10%	70.32%
2004	7.15	9.42%	895,618	0.66%	0.66%	7.12%	86.06%
2003	7.02	20.29%	925,494	0.65%	0.65%	7.40%	92.04%
2002	6.28	(3.00%)	524,202	0.65%	0.65%	8.70%	94.99%
2001	7.07	1.35%	484,683	0.63%	0.64%	9.75%	114.19%

Large-Cap Value
01/01/2006 - 06/30/2006 (4), (5)	$13.08	4.65%	$2,152,751	0.87%	0.88%	1.25%	16.08%
2005	13.22	6.16%	1,898,228	0.88%	0.89%	1.22%	65.04%
2004	12.62	9.93%	2,759,827	0.89%	0.90%	1.46%	34.94%
2003	11.62	31.24%	1,839,283	0.89%	0.91%	1.36%	32.61%
2002	8.95	(22.96%)	1,003,328	0.89%	0.90%	1.13%	41.03%
2001	11.73	(3.65%)	1,048,332	0.88%	0.90%	0.91%	40.69%

Comstock (15)
01/01/2006 - 06/30/2006 (4), (5)	$9.97	3.66%	$1,330,916	0.98%	0.98%	1.86%	8.74%
2005 (5)	10.23	4.36%	922,448	0.99%	0.99%	1.60%	25.06%
2004	10.33	17.17%	771,295	1.00%	1.00%	1.34%	32.20%
2003	8.91	31.38%	422,539	1.00%	1.02%	1.18%	72.23%
2002	6.82	(22.15%)	75,103	1.05%	1.05%	0.02%	51.01%
2001	8.77	(9.87%)	86,740	1.05%	1.05%	0.44%	91.97%

See Notes to Financial Statements	See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities
	Net		Net
	Asset		Realized
	Value,	Net	and	Total
	Beginning	Investment	Unrealized	from
	of Period/	Income	Gain	Investment	Total
For the Period or Year Ended	Year	(Loss)	(Loss)	Operations	Distributions

Mid-Cap Growth
01/01/2006 - 06/30/2006 (4), (5)	$8.04	$0.02	$0.21	$0.23	$—
2005 (5)	6.82	(0.03)	1.25	1.22	—
2004	5.61	(0.03)	1.24	1.21	—
2003	4.30	(0.02)	1.33	1.31	—
2002	8.12	(0.02)	(3.80)	(3.82)	—
01/02/2001 - 12/31/2001	10.00	(0.01)	(1.87)	(1.88)	—

Real Estate (16)
01/01/2006 - 06/30/2006 (4), (5)	$23.59	$0.29	$3.03	$3.32	($2.41)
2005 (5)	21.23	0.31	3.12	3.43	(1.07)
2004	15.85	0.21	5.73	5.94	(0.56)
2003	12.08	0.46	4.02	4.48	(0.71)
2002	12.80	0.46	(0.47)	(0.01)	(0.71)
2001	12.23	0.53	0.49	1.02	(0.45)

VN Small-Cap Value
01/01/2006 - 06/30/2006 (4), (5)	$11.14	$0.02	$0.99	$1.01	($0.06)
05/02/2005 - 12/31/2005 (5)	10.00	0.05	1.48	1.53	(0.39)

[Additional columns below]
[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios of
				Ratios of		Net Investment
				Expenses	Ratios of	Income (Loss)
	Net		Net	After	Expenses Before	After
	Asset		Assets,	Expense	Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates

Mid-Cap Growth
01/01/2006 - 06/30/2006 (4), (5)	$8.27	2.85%	$948,609	0.94%	0.95%	0.52%	35.76%
2005 (5)	8.04	17.90%	290,848	0.95%	0.95%	(0.38%)	105.32%
2004	6.82	21.59%	229,789	0.96%	0.96%	(0.48%)	129.31%
2003	5.61	30.39%	167,630	1.00%	1.06%	(0.55%)	300.49%
2002	4.30	(47.03%)	92,318	1.00%	1.09%	(0.51%)	157.58%
01/02/2001 - 12/31/2001	8.12	(18.81%)	99,383	1.00%	1.03%	(0.20%)	95.48%

Real Estate (16)
01/01/2006 - 06/30/2006 (4), (5)	$24.50	14.70%	$1,001,245	1.13%	1.13%	2.36%	9.82%
2005 (5)	23.59	16.79%	846,390	1.14%	1.14%	1.42%	28.69%
2004	21.23	37.62%	746,211	1.14%	1.14%	3.76%	8.70%
2003	15.85	37.52%	484,315	1.14%	1.14%	4.01%	10.94%
2002	12.08	(0.32%)	299,735	1.15%	1.15%	4.48%	27.12%
2001	12.80	8.55%	236,302	1.15%	1.15%	4.78%	30.13%

VN Small-Cap Value
01/01/2006 - 06/30/2006 (4), (5)	$12.09	9.02%	$85,301	1.01%	1.01%	0.36%	48.00%
05/02/2005 - 12/31/2005 (5)	11.14	15.34%	70,347	1.05%	1.05%	0.73%	61.41%

(1)	Total returns for periods of less than one full year are not annualized.

(2)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, recaptured commissions, advisory fee waivers, and adviser expense reimbursements, if any, as discussed in Note 5 to the Financial Statements.

(3)	The ratios for periods of less than one full year are annualized.

(4)	Unaudited.

(5)	Per share investment income has been calculated using the average shares method.

(6)	Operations commenced on May 1, 2006.

(7)	Amount represents less than $0.005 per share.

(8)	The expense ratios for the American Funds Growth-Income and American Funds Growth Portfolios do not include expenses of the underlying Master Funds (see Note 1 to Financial Statements) in which the portfolios invest.

(9)	Includes return of capital distribution of ($0.01) and ($0.04) for 2005 and 2004, respectively.

(10)	Prior to 02/01/2005, Concentrated Growth Portfolio was named I-Net Tollkeeper Portfolio.

(11)	Prior to 01/01/2006, Large-Cap Growth Portfolio was named Blue Chip Portfolio.

(12)	Prior to 05/01/2005, Fasciano Small Equity Portfolio was named Aggressive Equity Portfolio.

(13)	Prior to 01/01/2003, Main Street Core Portfolio was named Large-Cap Core Portfolio. Prior to 01/01/2002, the portfolio was named Equity Income Portfolio.

(14)	Prior to 05/01/2001, Inflation Managed Portfolio was named Government Securities Portfolio.

(15)	Prior to 05/01/2003, Comstock Portfolio was named Strategic Value Portfolio.

(16)	Prior to 05/01/2002, Real Estate Portfolio was named REIT Portfolio.
See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified management investment company, organized as a Massachusetts business trust and as of June 30, 2006 was comprised of thirty-three separate portfolios: the International Value, International Small-Cap, Diversified Research, Equity, American Funds® Growth-Income, American Funds® Growth, Technology, Short Duration Bond, Concentrated Growth, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth (formerly Blue Chip), Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Portfolios. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are owned. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.
     American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 2 shares of the American Funds Growth-Income Fund and American Funds Growth Fund, respectively, (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and a series of the American Funds Insurance Series®, which is organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The investment objective of the American Funds Growth-Income Fund seeks long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The investment objective of the American Funds Growth Fund seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2006, the American Funds Growth-Income Portfolio owned 5.47% of the American Funds Growth-Income Fund, and the American Funds Growth Portfolio owned 5.52% of the American Funds Growth Fund. American Funds Insurance Series is a registered trademark of AFD.
     Shares of some or all of the portfolios within the Fund are offered only to Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, and Pacific Corinthian Variable Separate Account, each a separate account of Pacific Life Insurance Company (“Pacific Life”), and Pacific Select Exec Separate Account, PL&A Separate Account I, Separate Account A, and Pacific COLI Separate Account II, each a separate account of Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life.
     The portfolios commenced operations as follows: January 4, 1988 - International Value, Multi-Strategy, Main Street Core, Managed Bond, Inflation Managed, Money Market, and High Yield Bond; January 30, 1991 - Equity Index; January 4, 1994 - Growth LT; April 1, 1996 - Fasciano Small Equity and Emerging Markets; January 4, 1999 - Mid-Cap Value, Small-Cap Index, Large-Cap Value, and Real Estate; January 3, 2000 - Diversified Research and International Large-Cap; May 1, 2000 - Concentrated Growth; October 2, 2000 - Focused 30 and Comstock; January 2, 2001 - Large-Cap Growth, Health Sciences, Technology, Capital Opportunities, and Mid-Cap Growth; May 1, 2003 - Short Duration Bond and Small-Cap Value; May 2, 2005 - American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value; May 1, 2006 - International Small-Cap and Diversified Bond; August 31, 1983 - Equity as a series of the Pacific Corinthian Variable Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.
     A. Portfolio Valuation
     Each portfolio’s net asset value (“NAV”) per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including when foreign markets are closed. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.
     Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including options contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and ask quotes obtained from a quotation reporting system, from established market makers, or from broker-dealers.
     Fixed income securities are generally valued at the mean between the bid and ask prices obtained from pricing sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Fund’s Board of Trustees (the “Board”). Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a portfolio could obtain for a security if it were to dispose of the security as of the close of the NYSE.
     In determining the fair value of securities, the Fund may consider available information including information that becomes known after the closing time of the NYSE, and the values that are determined will be deemed to be the price as of the closing time of the NYSE.
     If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign securities. These fair values may not be indicative of the price that a portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.
     B. Securities Transactions and Investment Income
     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest Income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and the Money Market Portfolio, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The portfolios will accrue such taxes and reclaims as applicable, based upon the Fund’s current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.
     C. Distributions to Shareholders
     The portfolios currently declare and pay dividends on net investment income at least annually, except for the Short Duration Bond, Diversified Bond, Inflation Managed, Managed Bond, Money Market, and High Yield Bond Portfolios, for which dividends are declared and paid monthly. Dividends may be declared less frequently if advantageous to the specific portfolio. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the applicable portfolio.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. Foreign Currency Translation
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income, dividends, and variation margin received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
     The Fund does not separately report in the Statements of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized and change in unrealized appreciation or depreciation from investments.
     Net realized foreign exchange gains and losses arise from sales of a portfolio’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation and depreciation arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.
     E. Expense Allocation
     General expenses of the Fund (including custodial asset-based fees, portfolio accounting and tax fees, legal and audit fees, printing and mailing expenses, and fees and expenses of the Independent Trustees) are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio (including advisory fees, custodial transaction-based fees, legal fees, interest expenses, registration fees, certain taxes, other professional fees, and offering and reorganization costs) are charged directly to that portfolio.
     F. Offering Costs
     The Fund bears all costs associated with offering expenses including legal, printing and internal support services (See Note 3). All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.
     G. Equalization
     The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of portfolios’ shares, equivalent on a per share basis to the amount of net distributable investment income on the date of the transaction, is credited or charged to net undistributed income. As a result, net undistributed investment income per share is unaffected by sales or redemptions of Fund shares.
     H. Futures Contracts
     Certain portfolios may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
the portfolio’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     I. Options Contracts
     Certain portfolios may write or purchase call and put options on futures, swaps, securities, or currencies. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures, swap, security or currency underlying the written option. There is the risk a portfolio may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.
     J. Forward Foreign Currency Contracts
     Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a portfolio’s investment in foreign securities. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The charge, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.
     K. Swaps
     Certain portfolios may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a portfolio had invested directly in the asset that yielded the desired return and to manage its exposure to interest and other financial risks. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.
     Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.
     Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or fall short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.
     Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain (loss) in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.
     L. Loan Agreements
     Certain portfolios may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a portfolio purchases assignments from lenders it

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
acquires direct rights against the borrower on the loan. As of June 30, 2006, no portfolio had unfunded loan commitments.
     M. Inflation-Indexed Bonds
     Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     N. Stripped Mortgage-Backed Securities
     Certain portfolios may invest in stripped mortgage-backed securities (“SMBS”). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to book value of the security on coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     O. Government Sponsored Enterprise Securities
     Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Freddie Mac, Fannie Mae and FHLBs, although chartered and sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government.
     P. When-Issued Securities and Delayed-Delivery Transactions
     Certain portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable portfolio’s Schedule of Investments. When when-issued securities and delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a when-issued or delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Q. Short Sales
     Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. A portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
     R. Repurchase Agreements
     Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“S&P”)) or, if not rated by Moody’s or S&P, are of equivalent investment quality as determined by Pacific Life or a Portfolio Manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     S. Reverse Repurchase Agreements
     Certain portfolios may enter into reverse repurchase agreements. Under the agreement, a portfolio sells securities for cash to another party, usually a bank or a broker-dealer, and agrees to repurchase them within a specified time at an agreed-upon price. A reverse repurchase agreement involves the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of the securities.
     T. General Investment Risks
     The price of equity securities changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
     Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     For additional risks, refer to discussions on specific types of investments in Notes 2H through 2S above.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS
     Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Fund, and receives from the Fund the following advisory fee rates based on an annual percentage of the average daily net assets of each portfolio and the fees are accrued daily by the Fund:

International Value		0.85%
International Small-Cap		1.05%
Diversified Research		0.90%
Equity		0.65%
American Funds Growth-Income	0.95	%(1)
American Funds Growth	0.95	%(1)
Technology		1.10%
Short Duration Bond		0.60%
Concentrated Growth		1.05%
Diversified Bond		0.60%
Growth LT		0.75%
Focused 30		0.95%
Health Sciences		1.10%
Mid-Cap Value		0.85%
Large-Cap Growth		0.95%
Capital Opportunities		0.80%
International Large-Cap		1.05%
Equity Index		0.25%
Small-Cap Index		0.50%
Fasciano Small Equity		0.80%
Small-Cap Value		0.95%
Multi-Strategy		0.65%
Main Street Core		0.65%
Emerging Markets		1.00%
Managed Bond		0.60%
Inflation Managed		0.60%
Money Market	See	(2)
High Yield Bond		0.60%
Large-Cap Value		0.85%
Comstock		0.95%
Mid-Cap Growth		0.90%
Real Estate		1.10%
VN Small-Cap Value		0.95%

(1)	Until the earlier to occur of May 1, 2007 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds (Note 1), Pacific Life will limit its total investment advisory fee to 0.36% for each Feeder Portfolio.

(2)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% of the excess of over $500 million.
     The Board approved an Advisory Fee Reduction Program (the “Program”) that may reduce the advisory fees paid to Pacific Life under the Investment Advisory Agreement. Under this Program, Pacific Life will waive a portion of its advisory fees if the Fund’s weighted average annual total return, without reflecting fees and expenses, for the most recently completed 10 calendar-year period ending December 31st (the “Advisory Fee Reduction Performance”) exceeds the annual rate of 8.00%. The amount, if any, by which the advisory fees will be reduced, will depend upon the amount by which the Advisory Fee Reduction Performance exceeds an annual rate of 8.00% and is determined at the beginning of each calendar year. A waiver of the advisory fee would apply for the period beginning May 1st of the year following the 10-calendar year period through April 30th of the following year. This process will be repeated annually until the Program expiration on April 30, 2007. There is no guarantee that Pacific Life will continue the Program after that date. Pursuant to this Program, Pacific Life has agreed to waive 0.00125% of its advisory fee for the period from May 1, 2005 through April 30, 2007 for all portfolios.
     Pursuant to Portfolio Management Agreements, the Fund and Pacific Life engage portfolio managers under Pacific Life’s supervision for twenty-nine of the thirty-three portfolios. The following firms serve as sub-advisers for the respective portfolios: AllianceBernstein L.P. for the International Value Portfolio; Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio; Capital Guardian Trust Company for the Diversified Research and Equity Portfolios; Columbia Management Advisors, LLC for the Technology Portfolio; Goldman Sachs Asset Management, L.P. for the Short Duration Bond and Concentrated Growth Portfolios; J.P. Morgan Investment Management, Inc. for the Diversified Bond Portfolio; Janus Capital Management LLC for the Growth LT and Focused 30 Portfolios; Jennison Associates LLC for the Health Sciences Portfolio; Lazard Asset Management LLC for the Mid-Cap Value Portfolio; Loomis, Sayles & Company, L.P. for the Large-Cap Growth Portfolio; MFS Investment Management for the Capital Opportunities and International Large-Cap Portfolios; Mercury Advisors for the Equity Index and Small-Cap Index Portfolios; Neuberger Berman Management Inc. for the Fasciano Small Equity Portfolio; NFJ Investment Group L.P. for the Small-Cap Value Portfolio; OppenheimerFunds, Inc. for the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios; Pacific Investment Management Company LLC for the Managed Bond and Inflation Managed Portfolios; Salomon Brothers Asset Management Inc for the Large-Cap Value Portfolio; Van Kampen for the Comstock, Mid-Cap Growth, and Real Estate Portfolios; and Vaughan Nelson Investment Management, L.P. for the VN Small-Cap Value Portfolio. Pacific Life, as Investment Adviser to the Fund, pays the related management fees as compensation for advisory services provided to the Fund.
     Pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and Capital Research and Management Company (“CRMC”), CRMC serves as the Investment Adviser to the Master Funds. For the period ended June 30, 2006, CRMC received 0.24% and 0.29% of net advisory fees based on an annual percentage of the average daily net assets of each fund from the American Funds Growth-Income Fund and American Funds Growth Fund, respectively. The advisory fee rates before waiver were 0.27% and 0.33%, respectively, for the same period. Pacific Life serves as the investment adviser for the Feeder Portfolios.
     Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life provides support services to the Fund that are outside the scope of Pacific Life’s responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Life for its expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, and chief compliance officer services, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimburses Pacific Life for these support services on an approximate cost basis.
     Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares without direct remuneration from the Fund.
4. TRUSTEE DEFERRED COMPENSATION AND RETIREMENT PLANS
     Each Independent Trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Fund that are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Funds. Pacific Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. Pacific Life is the Investment Adviser to Pacific Funds. A Trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation or depreciation of the Trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation. Effective January 1, 2005, the old Plan

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
was frozen to permit no further deferrals. A new Plan was adopted to comply with section 409A of the Internal Revenue Code. The new Plan is substantially similar to the old Plan, but provides that a trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. Also, the new Plan provides that a trustee may only elect to further defer amounts in a deferral account if (i) such election is made more than twelve-months prior to the date such account would otherwise be paid; and (ii) the revised date of payment selected is no earlier than five years after the date such account would otherwise have been paid. In addition, the Fund maintains a retirement plan for three former Independent Trustees. There is no retirement plan for current Trustees. As of June 30, 2006, the total deferred trustee compensation liability and the accrued retirement benefit obligations were $637,443 and $648,000, respectively.
5. EXPENSE REDUCTIONS
     To help limit fund expenses, Pacific Life has contractually agreed to reimburse each portfolio other than the American Funds Growth-Income Portfolio, for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the Independent Trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets for all portfolios through April 30, 2007. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2007. Any portion of such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the expense cap. For the period ended June 30, 2006, no reimbursement was required by Pacific Life and no repayment was required by the Fund under the expense limitation agreement. All reductions or reimbursements have been fully recouped or expired as of June 30, 2006.
     In the case of the American Funds Growth-Income Portfolio, Pacific Life has contractually agreed to reimburse the portfolio for its ordinary operating expenses, including advisory fees, and the proportionate share of the net fees and expenses of the Master Fund (See Note 1) that exceed an annual rate of 1.01% of its average daily net assets through April 28, 2008. For the period ended June 30, 2006, no reimbursement was required by Pacific Life.
     The Fund may from time to time enter into directed brokerage agreements that can reduce Fund expenses. The portfolios may benefit because credits, cash or other compensation generated (“recaptured commissions”) through the directed brokerage transactions may be used to offset the portfolios’ custody expenses or to pay other portfolio expenses (excluding expenses payable to affiliates). For the period ended June 30, 2006, the total amount of recaptured commissions credited to the Fund through directed brokerage transactions was $1,774,830, including $26,331 attributed to the Aggressive Growth, Financial Services and Equity Income Portfolios (See Note 14).
     The Fund has also entered into an arrangement with its custodian, whereby credits are realized as a result of uninvested cash balances.
     The adviser expense reimbursement, recoupment of adviser’s reimbursement, recaptured commissions, and custodian credits, if any, are presented in the accompanying Statements of Operations.
6. TRANSACTIONS WITH AFFILIATES
     The Fund has incurred $143,824,326 of investment advisory fees (after advisory fee waivers of $6,778,458 by Pacific Life, Note 3), and $1,069,133 of expenses for support services provided by Pacific Life (at approximate cost, Note 3) for the period ended June 30, 2006. As of June 30, 2006, $24,256,574 and $739,837 respectively, remained payable. Included in the above investment advisory fees, advisory fee waivers and expenses for support services are $1,024,739, $1,283 and $9,625, respectively, which reflects the amounts attributed to the Aggressive Growth, Financial Services and Equity Income Portfolios in the aggregate (See Note 14). Total support services expenses (reflected in various expense line items in the corresponding portfolios’ Statements of Operations) incurred by each portfolio for the period ended June 30, 2006, were as follows:

International Value	$60,351
International Small-Cap	4,183
Diversified Research	35,034
Equity	8,163
American Funds Growth-Income	27,406
American Funds Growth	30,605
Technology	7,373
Short Duration Bond	45,237
Concentrated Growth	3,723
Diversified Bond	4,773
Growth LT	42,974
Focused 30	5,974
Health Sciences	4,173
Mid-Cap Value	79,581
Large-Cap Growth	42,843
Capital Opportunities	2,577
International Large-Cap	85,082
Equity Index	58,371
Small-Cap Index	34,573
Fasciano Small Equity	15,263
Small-Cap Value	15,473
Multi-Strategy	14,300
Main Street Core	51,028
Emerging Markets	35,948
Managed Bond	90,749
Inflation Managed	78,242
Money Market	23,372
High Yield Bond	20,878
Large-Cap Value	53,970
Comstock	30,268
Mid-Cap Growth	19,873
Real Estate	24,296
VN Small-Cap Value	2,852
     Pacific Select Distributors, Inc. (“PSD”), a wholly owned subsidiary of Pacific Life, serves as the distributor of the Fund. PSD receives a 12b-1 service fee from the Master Funds (See Note 1) at an annual rate of 0.25% of the average daily net assets of the shares of each Master Fund attributable to the applicable Feeder Portfolios. PSD pays to AFD, the principal underwriter of the American Funds Insurance Series (See Note 1), a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments made through investments by the Feeder Portfolios in the Master Funds. For the period ended June 30, 2006 the Master Funds incurred $2,776,075 of 12b-1 service fees to PSD, of which $523,990 remained payable as of June 30, 2006. For the same period, PSD incurred $623,669 of marketing expense allowance to AFD, of which $335,610 remained payable as of June 30, 2006.
     Certain officers and directors of Pacific Life are also officers and trustees of the Fund.
7. SECURITIES LENDING
     The Fund may loan securities to certain brokers, dealers and other financial institutions who pay the Fund’s negotiated lenders’ fees. The Fund receives cash, letters of credit, or U.S. Government securities in an amount equal to 102% of the market value of loaned U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
(“GDRs”), and 105% of the market value of loaned foreign securities, at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. The collateral is marked-to-market daily based on the previous day’s market value of securities loaned. Any collateral shortfalls are adjusted on a daily basis. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in State Street Navigator Security Prime Portfolio, a regulated investment company offered by State Street Corporation. The market values of securities loaned by the Fund and the collateral held for securities on loan as of June 30, 2006, were as follows:

	Market	Cash
	Value	Collateral
	of	Received for
	Securities	Loans
Portfolio	on loan	Outstanding (1)

International Value	$386,740,265	$399,877,607
International Small-Cap	35,866,246	37,227,783
Diversified Research	80,880,836	81,906,569
Equity	21,809,171	22,159,814
Technology	20,239,915	20,610,221
Short Duration Bond	12,450,695	12,592,806
Concentrated Growth	3,544,313	3,635,353
Diversified Bond	72,107,410	73,268,784
Growth LT	93,771,783	95,516,363
Focused 30	26,867,035	27,211,402
Health Sciences	29,733,903	29,660,633
Mid-Cap Value	266,595,965	274,325,660
Large-Cap Growth	37,901,333	38,675,269
Capital Opportunities	5,473,445	5,571,741
International Large-Cap	669,741,913	688,803,040
Equity Index	61,102,230	62,082,253
Small-Cap Index	265,520,192	269,686,587
Fasciano Small Equity	106,418,977	108,209,624
Small-Cap Value	133,550,834	136,614,496
Multi-Strategy	48,947,307	49,851,739
Main Street Core	66,946,678	67,626,275
Emerging Markets	74,004,034	73,515,041
Managed Bond	159,092,153	161,735,829
High Yield Bond	108,411,628	110,270,956
Large-Cap Value	42,354,794	43,378,980
Comstock	25,383,528	25,957,439
Mid-Cap Growth	92,608,373	95,408,113
Real Estate	44,854,491	44,988,306
VN Small-Cap Value	21,545,355	22,015,495

(1)	As of June 30, 2006, no non-cash collateral was received for loans outstanding.
     Cash collateral received for securities lending transactions is presented in the respective portfolios’ Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is presented in the respective Statements of Assets and Liabilities. Income generated from securities lending is presented in the respective Statements of Operations.
8. COMMITTED LINE OF CREDIT
     The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”). The interest rate on the borrowing is the Bank’s overnight Federal funding rate plus 0.50%, 5.81% as of June 30, 2006. The Fund agrees to pay to the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Fund are presented in the accompanying Statements of Operations. The commitment fees are allocated to each portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to that portfolio. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2006 for each portfolio were as follows:

	Weighted	Average
	Average	Dollar Amount
Portfolio	Interest Rate	Of Borrowing

International Value	5.45%	$2,041,707
Equity	4.95%	2,967,209
Technology	5.43%	1,778,039
Concentrated Growth	5.10%	510,171
Growth LT	5.58%	2,594,585
Capital Opportunities	5.58%	35,414
Small-Cap Value	5.62%	1,267,807
Emerging Markets	5.36%	19,134,300
High Yield Bond	5.55%	5,585,877
Mid-Cap Growth	4.85%	752,088
VN Small-Cap Value	5.64%	2,707,512
9. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments, and the Money Market Portfolio since it trades exclusively in short-term debt securities) for the period ended June 30, 2006, are summarized in the following table:

	U.S. Government Securities		Other Securities
Portfolio	Purchases	Sales	Purchases	Sales

International Value	$—	$—	$2,242,846,156	$2,124,369,189
International Small-Cap	—	—	627,750,255	28,820,344
Diversified Research	—	—	420,508,152	200,636,217
Equity	—	—	41,075,792	82,721,473
American Funds Growth-Income	—	—	520,820,229	8,260,420
American Funds Growth	—	—	271,863,346	27,686,350
Technology	—	—	266,788,346	281,256,190
Short Duration Bond	496,557,800	286,706,011	432,204,754	284,405,698
Concentrated Growth	—	—	12,389,121	20,768,009
Diversified Bond	1,067,765,561	732,363,719	561,041,940	141,580,262
Growth LT	—	—	885,295,267	741,070,488
Focused 30	—	—	80,979,877	38,330,574
Health Sciences	—	—	77,083,444	91,937,784
Mid-Cap Value	—	—	1,688,707,177	1,138,605,182
Large-Cap Growth	—	—	1,447,080,802	1,149,755,743
Capital Opportunities	—	—	50,549,242	66,756,416
International Large-Cap	—	—	1,029,274,019	1,069,204,154
Equity Index	—	—	83,226,646	235,879,317
Small-Cap Index	—	—	184,790,703	603,479,502
Fasciano Small Equity	—	—	122,752,065	205,516,873
Small-Cap Value	—	—	79,549,824	109,256,736
Multi-Strategy	404,552,734	428,647,522	176,319,612	209,249,844
Main Street Core	—	—	953,013,046	1,102,200,205
Emerging Markets	—	—	805,286,652	943,928,472
Managed Bond	11,676,770,363	12,584,247,524	111,442,705	232,543,901
Inflation Managed	21,912,349,227	21,211,703,171	287,571,930	57,804,582
High Yield Bond	—	—	249,098,372	340,307,310
Large-Cap Value	—	—	496,482,034	313,530,480
Comstock	—	—	438,798,951	86,311,306
Mid-Cap Growth	—	—	862,196,069	170,297,377
Real Estate	—	—	161,880,941	89,066,180
VN Small-Cap Value	—	—	47,185,820	37,166,805

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
10. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the period ended June 30, 2006, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

International Value	$959,742	$—	$959,742
Equity	43,792	—	43,792
American Funds Growth-Income	439,488	2,355,209	2,794,697
American Funds Growth	805,008	—	805,008
Short Duration Bond	33,626,587	—	33,626,587
Diversified Bond	3,930,236	—	3,930,236
Growth LT	6,067,543	—	6,067,543
Focused 30	145,819	—	145,819
Health Sciences	4,388,592	879,121	5,267,713
Mid-Cap Value	131,765,047	115,867,648	247,632,695
Large-Cap Growth	66,193	—	66,193
Capital Opportunities	103,022	—	103,022
International Large-Cap	2,673,307	92,243,562	94,916,869
Equity Index	156,259	29,880,158	30,036,417
Small-Cap Index	2,170,887	—	2,170,887
Fasciano Small Equity	70,000	—	70,000
Small-Cap Value	22,897,952	77,561,986	100,459,938
Main Street Core	57,245	—	57,245
Emerging Markets	14,493,021	187,939,854	202,432,875
Managed Bond	60,192,448	—	60,192,448
Inflation Managed	142,251,368	4,580,532	146,831,900
Money Market	20,164,482	—	20,164,482
High Yield Bond	30,633,075	—	30,633,075
Large-Cap Value	865,249	114,714,000	115,579,249
Comstock	16,859,466	60,247,254	77,106,720
Real Estate	9,503,290	78,696,230	88,199,520
VN Small-Cap Value	464,709	—	464,709
     The tax character of distributions paid during the year ended December 31, 2005, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

International Value	$37,179,101	$—	$37,179,101
Diversified Research	4,956,162	—	4,956,162
Equity	786,194	—	786,194
American Funds Growth-Income	7,708,912	—	7,708,912
American Funds Growth	4,059,580	—	4,059,580
Short Duration Bond	44,439,601	—	44,439,601
Growth LT	3,784,950	—	3,784,950
Focused 30	1,199,062	—	1,199,062
Health Sciences	—	2,560,317	2,560,317
Mid-Cap Value	119,740,400	95,181,455	214,921,855
Large-Cap Growth	4,189,624	—	4,189,624
Capital Opportunities	959,370	—	959,370
International Large-Cap	21,947,151	—	21,947,151
Equity Index	32,819,755	8,600,921	41,420,676
Small-Cap Index	6,481,795	—	6,481,795
Fasciano Small Equity	1,178,739	—	1,178,739
Small-Cap Value	16,532,982	9,812,352	26,345,334
Multi-Strategy	12,695,778	—	12,695,778
Main Street Core	21,233,262	—	21,233,262
Emerging Markets	10,725,906	—	10,725,906
Managed Bond	146,692,149	65,268,605	211,960,754
Inflation Managed	245,535,659	3,098,694	248,634,353
Money Market	27,526,733	—	27,526,733
High Yield Bond	59,167,308	—	59,167,308
Large-Cap Value	24,098,241	—	24,098,241
Comstock	16,256,089	27,014,497	43,270,586
Real Estate	6,919,309	29,903,246	36,822,555
VN Small-Cap Value	2,331,425	53,575	2,385,000
     As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Accumulated		Undistributed
	Capital	Undistributed	Long-term	Unrealized
	and	Ordinary	Capital	Appreciation
Portfolio	Other Losses	Income	Gains	(Depreciation)

International Value	($106,386,367)	$959,742	$—	$404,159,227
Diversified Research	(11,375,414)	—	—	143,921,463
Equity	(400,627,782)	43,792	—	20,910,943
American Funds Growth-Income	—	439,488	2,355,209	42,699,627
American Funds Growth	—	805,008	—	133,824,476
Technology	(18,221,768)	—	—	11,758,940
Short Duration Bond	(33,804,671)	1,031,079	—	(11,079,219)
Concentrated Growth	(87,307,479)	—	—	(496,900)
Growth LT	(1,449,317,579)	6,067,543	—	309,416,301
Focused 30	(7,782,276)	122,292	—	25,682,071
Health Sciences	—	4,318,331	879,121	21,927,713
Mid-Cap Value	—	131,765,047	115,867,648	219,524,339
Large-Cap Growth	(15,313,509)	66,193	—	25,557,565
Capital Opportunities	(2,239,505)	103,022	—	(1,722,121)
International Large-Cap	—	2,673,307	92,243,562	434,993,506
Equity Index	—	210,064	29,836,269	78,814,189
Small-Cap Index	(48,708,785)	2,178,879	—	173,640,536
Fasciano Small Equity	(93,122,534)	70,000	—	40,684,418
Small-Cap Value	—	22,897,952	77,561,986	60,332,145
Multi-Strategy	(28,530,271)	—	—	53,354,094
Main Street Core	(178,458,827)	57,245	—	87,952,385
Emerging Markets	—	13,065,226	187,939,854	337,187,623
Managed Bond	(24,311,873)	8,775,355	—	(11,573,469)
Inflation Managed	(24,656,516)	95,178,365	4,580,532	(84,456,311)
Money Market	—	276,829	—	—
High Yield Bond	(152,663,540)	425,403	—	10,341,277
Large-Cap Value	—	865,249	114,714,000	156,050,534
Comstock	—	16,859,466	60,247,254	46,106,273
Mid-Cap Growth	(12,182,965)	—	—	50,961,595
Real Estate	—	8,979,242	78,696,230	267,441,113
VN Small-Cap Value	—	464,709	—	3,688,865
     The components of the accumulated capital and other losses as of December 31, 2005, are summarized in Note 11.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
11. FEDERAL INCOME TAX INFORMATION
     Each portfolio intends to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each portfolio presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during 2005 to qualify as a regulated investment company and is not required to pay Federal income tax under Subchapter M of the Internal Revenue Code (“the Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (See Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.
     Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2005 are available to offset future realized capital gains and thereby reduce future capital gain distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, and the post-October capital and foreign currency losses deferred as of December 31, 2005, are presented in the following table:

									Post-
		Net Capital Loss Carryover Expiring in							October
								Post-	Foreign
	Net Capital							October	Currency	Accumulated
	Loss	2008 and						Capital Loss	Loss	Capital and
Portfolio	Carryover	Prior	2009	2010	2011	2012	2013	Deferral	Deferral	Other Losses

International Value	($106,386,367)	$—	$—	($60,475,819)	($45,207,972)	($702,576)	$—	$—	$—	($106,386,367)
Diversified Research	(11,375,414)	—	—	—	(11,375,414)	—	—	—	—	(11,375,414)
Equity	(400,384,826)	—	(203,665,341)	(136,589,870)	(56,012,015)	(4,117,600)	—	(242,956)	—	(400,627,782)
American Funds Growth-Income	—	—	—	—	—	—	—	—	—	—
American Funds Growth	—	—	—	—	—	—	—	—	—	—
Technology	(18,198,502)	—	—	(14,734,965)	(3,463,537)	—	—	—	(23,266)	(18,221,768)
Short Duration Bond	(29,236,487)	—	—	—	(3,181,305)	(11,968,697)	(14,086,485)	(4,568,184)	—	(33,804,671)
Concentrated Growth	(87,222,703)	—	(44,965,143)	(36,587,462)	(5,670,098)	—	—	(84,776)	—	(87,307,479)
Growth LT	(1,449,317,579)	—	(658,311,630)	(718,788,350)	(72,217,599)	—	—	—	—	(1,449,317,579)
Focused 30	(7,782,276)	—	(167,195)	(7,615,081)	—	—	—	—	—	(7,782,276)
Health Sciences	—	—	—	—	—	—	—	—	—	—
Mid-Cap Value	—	—	—	—	—	—	—	—	—	—
Large-Cap Growth	(15,313,509)	—	—	—	(15,313,509)	—	—	—	—	(15,313,509)
Capital Opportunities	(1,321,457)	—	—	(1,321,457)	—	—	—	(911,390)	(6,658)	(2,239,505)
International Large-Cap	—	—	—	—	—	—	—	—	—	—
Equity Index	—	—	—	—	—	—	—	—	—	—
Small-Cap Index	(48,708,785)	—	—	(48,708,785)	—	—	—	—	—	(48,708,785)
Fasciano Small Equity	(93,122,534)	—	(24,053,682)	(52,037,967)	(17,030,885)	—	—	—	—	(93,122,534)
Small-Cap Value	—	—	—	—	—	—	—	—	—	—
Multi-Strategy	(28,518,497)	—	—	—	(28,518,497)	—	—	—	(11,774)	(28,530,271)
Main Street Core	(178,458,827)	—	—	—	(178,458,827)	—	—	—	—	(178,458,827)
Emerging Markets	—	—	—	—	—	—	—	—	—	—
Managed Bond	(23,184,989)	—	—	—	—	—	(23,184,989)	(1,126,884)	—	(24,311,873)
Inflation Managed	—	—	—	—	—	—	—	(24,656,516)	—	(24,656,516)
Money Market	—	—	—	—	—	—	—	—	—	—
High Yield Bond (1)	(151,650,851)	(18,702,910)	(53,840,090)	(64,602,916)	(14,504,935)	—	—	(1,012,689)	—	(152,663,540)
Large-Cap Value	—	—	—	—	—	—	—	—	—	—
Comstock	—	—	—	—	—	—	—	—	—	—
Mid-Cap Growth	(12,182,965)	—	—	(12,182,965)	—	—	—	—	—	(12,182,965)
Real Estate	—	—	—	—	—	—	—	—	—	—
VN Small-Cap Value	—	—	—	—	—	—	—	—	—	—

(1)	The net capital loss carryover for 2008 and prior includes $4,558,736 and $14,144,174 net capital loss carryover expiring in 2007 and 2008, respectively.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and deprecation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2006, were as follows:

	Total			Net	Net
	Cost of	Gross	Gross	Appreciation	Appreciation
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Net
	On	on	on	on	on	Appreciation
Portfolio	Tax Basis	Investments	Investments	Investments	Other (1)	(Depreciation)

International Value	$2,653,302,759	$141,637,594	($94,667,053)	$46,970,541	$1,129,821	$48,100,362
International Small-Cap	655,274,712	3,788,219	(66,378,225)	(62,590,006)	(65,916)	(62,655,922)
Diversified Research	1,378,837,527	186,227,178	(33,961,113)	152,266,065	—	152,266,065
Equity	284,677,404	23,733,499	(10,500,189)	13,233,310	—	13,233,310
American Funds Growth-Income	1,252,762,290	34,161,879	—	34,161,879	—	34,161,879
American Funds Growth	1,198,186,563	143,358,683	—	143,358,683	—	143,358,683
Technology	135,518,816	6,986,667	(6,310,710)	675,957	(4,747)	671,210
Short Duration Bond	1,796,588,958	1,948,709	(20,735,851)	(18,787,142)	(3,445,013)	(22,232,155)
Concentrated Growth	46,647,991	1,553,213	(2,820,046)	(1,266,833)	—	(1,266,833)
Diversified Bond	1,007,387,412	1,083,792	(3,066,553)	(1,982,761)	(185,179)	(2,167,940)
Growth LT	1,637,982,222	213,729,688	(53,370,933)	160,358,755	(1,431,383)	158,927,372
Focused 30	197,562,513	42,584,813	(5,514,462)	37,070,351	933	37,071,284
Health Sciences	142,335,273	14,293,345	(6,064,972)	8,228,373	—	8,228,373
Mid-Cap Value	3,500,712,457	209,185,727	(86,056,799)	123,128,928	—	123,128,928
Large-Cap Growth	1,407,807,249	37,058,083	(60,204,638)	(23,146,555)	—	(23,146,555)
Capital Opportunities	81,707,767	235,322	(3,516,416)	(3,281,094)	(7,401)	(3,288,495)
International Large-Cap	3,530,902,498	462,846,135	(66,451,716)	396,394,419	47,423	396,441,842
Equity Index	2,116,751,628	352,942,617	(282,016,113)	70,926,504	587,493	71,513,997
Small-Cap Index	1,223,635,974	171,563,203	(67,506,033)	104,057,170	2,976,874	107,034,044
Fasciano Small Equity	511,892,479	59,675,156	(25,859,468)	33,815,688	—	33,815,688
Small-Cap Value	581,429,331	107,415,363	(27,043,737)	80,371,626	—	80,371,626
Multi-Strategy	593,681,819	42,498,439	(25,807,311)	16,691,128	277,177	16,968,305
Main Street Core	1,917,285,740	103,481,082	(49,096,164)	54,384,918	3,636	54,388,554
Emerging Markets	1,212,846,736	164,513,081	(79,812,743)	84,700,338	(257,883)	84,442,455
Managed Bond	3,935,962,143	41,618,569	(77,774,291)	(36,155,722)	(6,325,208)	(42,480,930)
Inflation Managed	6,676,363,978	—	(82,528,912)	(82,528,912)	(12,088,579)	(94,617,491)
Money Market	1,134,971,135	—	—	—	—	—
High Yield Bond	843,132,720	11,492,552	(17,798,449)	(6,305,897)	—	(6,305,897)
Large-Cap Value	2,010,958,532	208,644,681	(34,407,244)	174,237,437	647	174,238,084
Comstock	1,301,759,719	81,455,305	(31,840,278)	49,615,027	—	49,615,027
Mid-Cap Growth	1,041,397,695	48,605,104	(47,888,798)	716,306	—	716,306
Real Estate	705,758,898	344,297,532	(3,736,248)	340,561,284	3,214	340,564,498
VN Small-Cap Value	102,810,204	6,694,819	(2,925,577)	3,769,242	—	3,769,242

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.
12. INDEMNIFICATIONS
     Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, effective June 8, 2005, the Fund entered into an agreement with each of the Trustees which provides that the Fund will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the Trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
13. SHARES OF BENEFICIAL INTEREST
     Change in shares of beneficial interest of each portfolio were as follows:

	International Value		International Small-Cap (1)		Diversified Research
	2006	2005	2006	2005	2006	2005

Shares sold	15,607,312	29,255,027	63,112,905		19,730,736	50,394,736
Dividend and distribution reinvested	55,021	2,334,180	—		—	399,369
Shares repurchased	(8,897,596)	(47,167,574)	(1,009,928)		(1,280,580)	(5,779,948)

Net increase (decrease)	6,764,737	(15,578,367)	62,102,977		18,450,156	45,014,157
Shares outstanding, beginning of period/year	126,507,326	142,085,693	—		94,401,427	49,387,270

Shares outstanding, end of period/year	133,272,063	126,507,326	62,102,977		112,851,583	94,401,427

	Equity		American Funds Growth-Income (3)		American Funds Growth (3)
	2006	2005	2006	2005	2006	2005

Shares sold	651,043	949,440	29,452,850	72,458,818	22,269,656	92,156,712
Shares issued in connection with acquisition (2)	—	—	13,920,526	—	—	—
Dividend and distribution reinvested	2,235	40,966	251,352	705,935	66,877	339,111
Shares repurchased	(2,906,748)	(4,624,404)	(1,305,139)	(1,098,957)	(2,894,915)	(1,499,866)

Net increase (decrease)	(2,253,470)	(3,633,998)	42,319,589	72,065,796	19,441,618	90,995,957
Shares outstanding, beginning of period/year	16,212,697	19,846,695	72,065,796	—	90,995,957	—

Shares outstanding, end of period/year	13,959,227	16,212,697	114,385,385	72,065,796	110,437,575	90,995,957

	Technology		Short Duration Bond		Concentrated Growth (4)
	2006	2005	2006	2005	2006	2005

Shares sold	5,291,783	9,852,219	25,908,191	46,352,553	941,814	4,453,860
Dividend and distribution reinvested	—	—	3,493,115	4,577,518	—	—
Shares repurchased	(6,450,192)	(10,005,168)	(11,440,589)	(31,698,144)	(2,521,097)	(7,716,625)

Net increase (decrease)	(1,158,409)	(152,949)	17,960,717	19,231,927	(1,579,283)	(3,262,765)
Shares outstanding, beginning of period/year	20,785,705	20,938,654	163,036,706	143,804,779	10,796,205	14,058,970

Shares outstanding, end of period/year	19,627,296	20,785,705	180,997,423	163,036,706	9,216,922	10,796,205

	Diversified Bond (1)		Growth LT		Focused 30
	2006	2005	2006	2005	2006	2005

Shares sold	67,547,282		9,414,631	4,847,947	6,966,187	8,716,005
Dividend and distribution reinvested	425,579		295,411	184,035	13,603	120,648
Shares repurchased	(630,084)		(3,416,201)	(23,980,662)	(3,240,467)	(4,868,527)

Net increase (decrease)	67,342,777		6,293,841	(18,948,680)	3,739,323	3,968,126
Shares outstanding, beginning of period/year	—		75,926,116	94,874,796	15,532,979	11,564,853

Shares outstanding, end of period/year	67,342,777		82,219,957	75,926,116	19,272,302	15,532,979

	Health Sciences		Mid-Cap Value		Large-Cap Growth (5)
	2006	2005	2006	2005	2006	2005

Shares sold	1,768,826	3,782,834	28,754,651	58,197,621	37,330,945	42,688,085
Dividend and distribution reinvested	510,249	269,663	14,591,807	12,827,314	8,969	518,832
Shares repurchased	(3,641,668)	(3,869,821)	(3,502,480)	(10,862,004)	(880,621)	(135,913,421)

Net increase (decrease)	(1,362,593)	182,676	39,843,978	60,162,931	36,459,293	(92,706,504)
Shares outstanding, beginning of period/year	13,237,005	13,054,329	153,014,626	92,851,695	146,806,345	239,512,849

Shares outstanding, end of period/year	11,874,412	13,237,005	192,858,604	153,014,626	183,265,638	146,806,345

	Capital Opportunities		International Large-Cap		Equity Index
	2006	2005	2006	2005	2006	2005

Shares sold	257,778	4,158,873	53,844,768	124,728,278	5,894,320	26,312,839
Dividend and distribution reinvested	11,590	108,859	9,923,068	2,475,444	1,013,331	1,407,837
Shares repurchased	(2,498,038)	(35,769,921)	(61,818,833)	(12,964,105)	(11,289,318)	(11,964,603)

Net increase (decrease)	(2,228,670)	(31,502,189)	1,949,003	114,239,617	(4,381,667)	15,756,073
Shares outstanding, beginning of period/year	10,294,630	41,796,819	341,530,668	227,291,051	75,649,238	59,893,165

Shares outstanding, end of period/year	8,065,960	10,294,630	343,479,671	341,530,668	71,267,571	75,649,238

(1)	Operations commenced on May 1, 2006 for the International Small-Cap and Diversified Bond Portfolios.

(2)	See Note 14 to Financial Statements regarding shares issued in connection with acquisition.

(3)	Operations commenced on May 2, 2005 for the American Funds Growth-Income and American Funds Growth Portfolios.

(4)	Formerly I-Net Tollkeeper.

(5)	Formerly Blue Chip Portfolio.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Small-Cap Index		Fasciano Small Equity (1)		Small-Cap Value
	2006	2005	2006	2005	2006	2005

Shares sold	8,951,986	13,024,818	7,632,852	30,472,589	2,988,206	9,860,326
Dividend and distribution reinvested	142,470	450,442	6,175	106,197	7,118,510	1,771,827
Shares repurchased	(34,537,385)	(17,830,139)	(21,481,941)	(3,549,021)	(4,511,922)	(20,117,553)

Net increase (decrease)	(25,442,929)	(4,354,879)	(13,842,914)	27,029,765	5,594,794	(8,485,400)
Shares outstanding, beginning of period/year	95,725,313	100,080,192	52,343,705	25,313,940	31,691,499	40,176,899

Shares outstanding, end of period/year	70,282,384	95,725,313	38,500,791	52,343,705	37,286,293	31,691,499

	Multi-Strategy		Main Street Core		Emerging Markets
	2006	2005	2006	2005	2006	2005

Shares sold	899,503	1,938,078	7,854,872	26,731,978	7,720,388	24,369,470
Dividend and distribution reinvested	—	763,039	2,639	994,898	12,054,868	599,824
Shares repurchased	(4,169,158)	(6,494,038)	(15,091,189)	(3,812,254)	(15,004,685)	(5,499,169)

Net increase (decrease)	(3,269,655)	(3,792,921)	(7,233,678)	23,914,622	4,770,571	19,470,125
Shares outstanding, beginning of period/year	34,427,277	38,220,198	94,277,288	70,362,666	71,616,293	52,146,168

Shares outstanding, end of period/year	31,157,622	34,427,277	87,043,610	94,277,288	76,386,864	71,616,293

	Managed Bond		Inflation Managed		Money Market
	2006	2005	2006	2005	2006	2005

Shares sold	31,615,940	49,887,281	43,006,881	43,913,985	62,825,208	111,010,418
Dividend and distribution reinvested	5,622,280	19,288,033	13,468,611	21,378,805	1,999,157	2,729,552
Shares repurchased	(38,104,728)	(9,833,786)	(6,270,243)	(9,880,487)	(40,334,275)	(132,987,708)

Net increase (decrease)	(866,508)	59,341,528	50,205,249	55,412,303	24,490,090	(19,247,738)
Shares outstanding, beginning of period/year	324,373,394	265,031,866	243,976,835	188,564,532	86,675,073	105,922,811

Shares outstanding, end of period/year	323,506,886	324,373,394	294,182,084	243,976,835	111,165,163	86,675,073

	High Yield Bond		Large-Cap Value		Comstock
	2006	2005	2006	2005	2006	2005

Shares sold	10,389,963	43,061,195	14,942,305	29,125,113	37,058,169	23,840,445
Shares issued in connection with acquisition (2)	—	—	5,465,204	—	—	—
Dividend and distribution reinvested	4,498,325	8,568,518	8,877,553	1,815,440	7,788,426	4,317,931
Shares repurchased	(31,355,579)	(48,838,849)	(8,238,517)	(106,133,534)	(1,493,211)	(12,660,230)

Net increase (decrease)	(16,467,291)	2,790,864	21,046,545	(75,192,981)	43,353,384	15,498,146
Shares outstanding, beginning of period/year	128,012,741	125,221,877	143,541,981	218,734,962	90,133,112	74,634,966

Shares outstanding, end of period/year	111,545,450	128,012,741	164,588,526	143,541,981	133,486,496	90,133,112

	Mid-Cap Growth		Real Estate		VN Small-Cap Value (3)
	2006	2005	2006	2005	2006	2005

Shares sold	76,029,824	12,194,700	2,843,418	4,327,503	1,934,279	7,029,971
Shares issued in connection with acquisition (2)	8,456,141	—	—	—	—	—
Dividend and distribution reinvested	—	—	3,837,860	1,740,339	38,294	212,704
Shares repurchased	(5,935,737)	(9,715,113)	(1,682,584)	(5,338,440)	(1,228,314)	(930,526)

Net increase	78,550,228	2,479,587	4,998,694	729,402	744,259	6,312,149
Shares outstanding, beginning of period/year	36,179,721	33,700,134	35,874,947	35,145,545	6,312,149	—

Shares outstanding, end of period/year	114,729,949	36,179,721	40,873,641	35,874,947	7,056,408	6,312,149

(1)	Formerly Aggressive Equity.

(2)	See Note 14 to Financial Statements regarding shares issued in connection with acquisition.

(3)	Operations commenced on May 2, 2005 for the VN Small-Cap Value Portfolio.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
14. REORGANIZATION AND SUBSTITUTION
     On April 28, 2006, the Large-Cap Value and Mid-Cap Growth Portfolios (“Surviving Portfolios”) acquired all of the assets and liabilities of the Financial Services and Aggressive Growth Portfolios (“Acquired Portfolios”), respectively, in a tax-free exchange for Federal tax purposes for shares of the Surviving Portfolios, pursuant to the plans of reorganization (“Reorganizations”) approved by the Board and shareholders of record, as of the applicable record date, of the Acquired Portfolios. Pacific Life paid half of the Reorganization costs. The Surviving and Acquired Portfolios paid the other half of the expenses relating to the Reorganization, which were split equally. The value of shares issued by each of the Surviving Portfolios is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by each of the Surviving Portfolios, the net assets and unrealized appreciation or depreciation of the Acquired Portfolio as of the Reorganization date immediately prior to the Reorganization, and the net assets of the Surviving Portfolio as of the Reorganization date immediately prior to and after the Reorganization, were as follows:

								Acquired Portfolio
				Shares	Surviving	Acquired	Net Assets	Unrealized
Date of	Surviving	Acquired	Shares	Issued In	Portfolio	Portfolio	After	Appreciation
Reorganization	Portfolio	Portfolio	Acquired	Acquisition	Net Assets	Net Assets	Reorganization	(Depreciation)

April 28, 2006	Large-Cap Value	Financial Services	8,283,081	5,465,204	$2,146,279,891	$77,363,196	$2,223,643,087	$2,659,829
April 28, 2006	Mid-Cap Growth	Aggressive Growth	8,570,937	8,456,141	$313,581,307	$74,668,912	$388,250,219	($45,650)
     On April 28, 2006, the American Funds Growth-Income Portfolio (the “Substitute Portfolio”), acquired all of the assets and liabilities of the Equity Income Portfolio (the “Replaced Portfolio”), in a tax-free exchange for Federal tax purposes for shares of the Substitute Portfolio, pursuant to the order of substitution issued by the Securities and Exchange Commission (“SEC”). The Replaced Portfolio was liquidated and its shares were exchanged for shares of the Substitute Portfolio. The substitution costs were paid by Pacific Life. The value of shares issued by the Substitute Portfolio is presented in the Statement of Changes in Net Assets. The number of shares acquired and issued by the Substitute Portfolio, the net assets and unrealized appreciation or depreciation of the Replaced Portfolio as of the substitution date immediately prior to the substitution, and the net assets of the Substitute Portfolio as of the substitution date immediately prior to and after the substitution, were as follows:

Replaced Portfolio
				Shares	Substitute	Replaced	Net Assets	Unrealized
Date of	Substitute	Replaced	Shares	Issued In	Portfolio	Portfolio	After	Appreciation
Substitution	Portfolio	Portfolio	Substituted	Substitution	Net Assets	Net Assets	Substitution	(Depreciation)

April 28, 2006	American Funds Growth-Income	Equity Income	18,249,055	13,920,526	$972,637,942	$159,521,469	$1,132,159,411	$—	(1)

(1)	All securities of the Replaced Portfolio were sold prior to the substitution date; thus, there was no unrealized appreciation or depreciation on investment securities immediately prior to the substitution.

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.
ACTUAL EXPENSES
     The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers. The “Ending Account Value at 06/30/06” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/06 - 06/30/06” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from January 1, 2006 to June 30, 2006.
     You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/06-06/30/06.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or Variable Contract costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid During
	Value at	Value at	Expense	the Period*
Portfolio	01/01/06	06/30/06	Ratio	01/01/06-06/30/06

International Value
Actual	$1,000.00	$1,087.80	0.89%	$4.61
Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

International Small-Cap**
Actual	$1,000.00	$895.00	1.13%	$1.79
Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Diversified Research
Actual	$1,000.00	$1,040.10	0.92%	$4.65
Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Equity
Actual	$1,000.00	$1,019.50	0.67%	$3.35
Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

American Funds Growth-Income***
Actual	$1,000.00	$1,037.60	0.38%	$1.92
Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

American Funds Growth***
Actual	$1,000.00	$1,022.40	0.38%	$1.91
Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

Technology
Actual	$1,000.00	$1,059.20	1.13%	$5.77
Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Short Duration Bond
Actual	$1,000.00	$1,013.30	0.63%	$3.14
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Concentrated Growth
Actual	$1,000.00	$990.40	1.14%	$5.63
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Diversified Bond**
Actual	$1,000.00	$1,001.90	0.62%	$1.04
Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

Growth LT
Actual	$1,000.00	$999.10	0.76%	$3.77
Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Focused 30
Actual	$1,000.00	$1,094.90	0.99%	$5.14
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

See explanation of symbol on E-2

E-1

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid During
	Value at	Value at	Expense	the Period*
Portfolio	01/01/06	06/30/06	Ratio	01/01/06-06/30/06

Health Sciences
Actual	$1,000.00	$980.70	1.09%	$5.35
Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Mid-Cap Value
Actual	$1,000.00	$1,032.10	0.85%	$4.28
Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Large-Cap Growth (formerly Blue-Chip)
Actual	$1,000.00	$907.60	0.93%	$4.40
Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

Capital Opportunities
Actual	$1,000.00	$1,015.60	0.85%	$4.25
Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

International Large-Cap
Actual	$1,000.00	$1,112.30	1.11%	$5.81
Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Equity Index
Actual	$1,000.00	$1,025.80	0.28%	$1.41
Hypothetical	$1,000.00	$1,023.41	0.28%	$1.40

Small-Cap Index
Actual	$1,000.00	$1,080.00	0.53%	$2.73
Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66

Fasciano Small Equity
Actual	$1,000.00	$1,031.10	0.82%	$4.13
Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

Small-Cap Value
Actual	$1,000.00	$1,111.60	0.96%	$5.03
Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

Multi-Strategy
Actual	$1,000.00	$995.20	0.70%	$3.46
Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Main Street Core
Actual	$1,000.00	$1,030.60	0.68%	$3.42
Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

Emerging Markets
Actual	$1,000.00	$998.60	1.24%	$6.14
Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

Managed Bond
Actual	$1,000.00	$995.80	0.64%	$3.17
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Inflation Managed
Actual	$1,000.00	$982.80	0.64%	$3.15
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Money Market
Actual	$1,000.00	$1,021.60	0.37%	$1.85
Hypothetical	$1,000.00	$1,022.96	0.37%	$1.86

High Yield Bond
Actual	$1,000.00	$1,017.30	0.64%	$3.20
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Large-Cap Value
Actual	$1,000.00	$1,046.50	0.87%	$4.41
Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Comstock
Actual	$1,000.00	$1,036.60	0.98%	$4.95
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Mid-Cap Growth
Actual	$1,000.00	$1,028.50	0.94%	$4.73
Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Real Estate
Actual	$1,000.00	$1,147.00	1.13%	$6.02
Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

VN Small-Cap Value
Actual	$1,000.00	$1,090.20	1.01%	$5.23
Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

*	Expenses paid during the period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

**	International Small-Cap and Diversified Bond Portfolios commenced operations on May 1, 2006. The actual portfolio return and expenses paid during the period for these portfolios were for the period from May 1, 2006 through June 30, 2006 instead of for the entire 6-month period. The hypothetical return is based on the entire 6-month period, for comparison purposes.

***	Expenses paid by the American Funds Growth-Income and American Funds Growth Portfolios during the period do not include expenses of the underlying Master Funds (see Note 1 to Financial Statements) in which the portfolios invested in.

E-2

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)
     The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund’s Declaration of Trust. Information pertaining to the trustees and officers of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Trustees.” Certain trustees and officers are deemed to be “interested persons” of the Fund and thus are referred to as “Interested Persons”, because of their positions with Pacific Life Insurance Company (“Pacific Life”). The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request, at the website, telephone numbers or address listed below:
•	Internet: http://www.PacificLife.com

•	Pacific Life’s Annuity Contract Owners: 1-800-722-2333

•	Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681

•	Pacific Life & Annuity Company’s (“PL&A”) Annuity Contract Owners: 1-800-748-6907

•	PL&A’s Life Insurance Policy Owners: 1-888-595-6997
     The address of each trustee and officer is c/o Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660.

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

INDEPENDENT TRUSTEES

Frederick L. Blackmon Year of birth 1952	Trustee since 1/01/05	Trustee (9/05 to present) of Pacific Funds; Director (2005 to present) of Trustmark Mutual Holding Company; Former Executive Vice President and Chief Financial Officer (1995 to 2003) of Zurich Life and has been retired since that time; Executive Vice President and Chief Financial Officer (1989 to 1995) of Alexander Hamilton Life Insurance Company (subsidiary of Household International); Former Member, Board of Regents (1993 to 1996), Eastern Michigan University; and Former Member, Board of Governors (1994 to 1999), of Cranbrook Schools.	54

Gale K. Caruso Year of birth 1957	Trustee since 1/01/06	Trustee (1/06 to present) of Pacific Funds; Former President and Chief Executive Officer (1999 to 2003) of Zurich Life; Former Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd and Managing Director of Scudder Kemper Investments; Member of the Board of Directors of LandAmerica Financial Group, Inc.; Member of the Advisory Council of the Trust for Public Land in Maine; Member of Editorial Advisory Board for The Journal of Risk Finance; Member of the Board of Directors of Make-A-Wish of Maine; and Former Member, Board of Directors of the Illinois Life Insurance Council.	54

Lucie H. Moore Year of birth 1956	Trustee since 10/01/98	Trustee (6/01 to present) of Pacific Funds; Vice Chairman of the Board of Trustees, The Pegasus School; Chairman of the Development Committee of the Board of Directors, Homeword; Advisory Board, Court Appointed Special Advocates (CASA) of Orange County; and Former Partner (1994) with Gibson, Dunn & Crutcher (Law).	54

Nooruddin (Rudy) S. Veerjee Year of birth 1958	Trustee since 1/01/05	Trustee (9/05 to present) of Pacific Funds; Former President (1997 to 2000) of Transamerica Insurance and Investment Group and has been retired since that time; Former President (1994 to 1997) of Transamerica Asset Management; Former Chairman and Chief Executive Officer (1995 to 2000) of Transamerica Premier Funds (Mutual Fund); and Former Director (1994 to 2000) of various Transamerica Life Companies.	54

G. Thomas Willis Year of birth 1942	Trustee since 11/17/03	Trustee (2/04 to present) of Pacific Funds; Certified Public Accountant in California (1967 to present); Audit Partner (1976 to 2002) of PricewaterhouseCoopers LLP (Accounting and Auditing) and has been retired since that time.	54

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

INTERESTED PERSONS

Thomas C. Sutton Year of birth 1942	Chief Executive Officer since 11/14/05 and Chairman of the Board and Trustee since 7/21/87	Chairman of the Board, Director and Chief Executive Officer (8/97 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Chairman of the Board and Chief Executive Officer (1/90 to present), and Director (9/87 to present) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; Director of The Irvine Company (Real Estate); Director of Edison International (Utilities); Former Director of Newhall Land & Farming (2004); and Chief Executive Officer (11/05 to present) and Chairman of the Board and Trustee (6/01 to present) of Pacific Funds.	54

James T. Morris Year of birth 1960	President since 11/14/05 (Executive Vice President	Chief Operating Officer (1/06 to present), Executive Vice President and Chief Insurance Officer (7/05 to 1/06) of Pacific	54
	6/05 to 11/05)	Mutual Holding Company and Pacific LifeCorp; Chief Operating Officer (1/06 to present), Chief Insurance Officer (4/05 to 1/06) and Executive Vice President (1/02 to 1/06), Senior Vice President (4/96 to 1/02), and Vice President (4/90 to 4/96) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; Director (4/06 to present), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), and Senior Vice President (8/99 to 12/01) of PL&A; Director (12/05 to present) of Pacific Alliance Reinsurance Ltd.; Director (2/06 to present) of Pacific Life & Annuity Services, Inc.; Director (4/06 to present) of Confederation Life Insurance & Annuity Company; and President (11/05 to present) and Executive Vice President (6/05 to 11/05) of Pacific Funds.

Mary Ann Brown Year of birth 1951	Executive Vice President since 6/20/06	Senior Vice President Development (5/06 to present) of Pacific LifeCorp; Senior Vice President (3/05 to present) of Pacific Life; Trustee (9/05 to present), Pacific Life Employees Retirement Plan of Pacific Life; Current and Prior Board Member and Vice Chairman (8/01 to present) National Association of Variable Annuities (NAVA); Chairman (7/04 to 10/05) of NAVA; Senior Vice President (7/03 to 11/03), Finance, New York Life Insurance Company; MetLife, Inc. (12/98 to 6/03), Senior Vice President and Head of Individual Business Product Management (12/98 to 7/02) responsibilities included: President of New England Products and Services; Chairman, Security First Group (later Met Life Investors); Chairman, Chief Executive Officer and President, New England Pension and Annuity Company; Board Member, New England Zenith Funds; Board Member, Reinsurance Group of America, Chairman and Chief Executive Officer of Exeter Reinsurance Company, Ltd.; Chairman and Chief Executive Officer of Missouri Reinsurance Company, Ltd; Chairman of Underwriting Policy and Rate Setting Committees; Senior Vice President and Chief Actuary, MetLife, Inc. (7/02 to 6/03); Director and Senior Vice President (12/05 to present) of Pacific Alliance Reinsurance Ltd; and Executive Vice President (6/06 to present) of Pacific Funds.	54

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 4/04/05	Vice President (4/04 to present) and Investment Counsel of Pacific Life and PL&A; Assistant Vice President (11/93 to 4/04) and Investment Counsel of Pacific Life; Assistant Vice President (8/99 to 4/04) and Investment Counsel of PL&A; and Vice President and General Counsel (6/01 to present) of Pacific Funds.	54

Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 4/29/96	Vice President and Treasurer (12/98 to present) of Pacific Life; Vice President and Treasurer (6/99 to present) of Pacific Mutual Holding Company, Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; and Vice President and Treasurer (6/01 to present) of Pacific Funds.	54

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

INTERESTED PERSONS

Howard T. Hirakawa Year of birth 1962	Vice President since 6/20/06	Vice President (4/05 to present), Assistant Vice President (4/00 to 4/05) of Pacific Life; and Vice President (6/06 to present) of Pacific Funds.	54

Sharon E. Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 6/04/04	Vice President (2/00 to present) and Chief Compliance Officer (1/03 to present), and Assistant Vice President (11/97 to 2/00) of Pacific Life; Vice President (4/00 to present) and Chief Compliance Officer (1/03 to present), and Assistant Vice President (8/99 to 4/00) of PL&A; Vice President and Chief Compliance Officer (11/03 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; and Vice President and Chief Compliance Officer (6/04 to present) of Pacific Funds.	54

Eddie Tung Year of birth 1957	Assistant Vice President and Assistant Treasurer since 11/14/05	Assistant Vice President (4/03 to present) and Director (4/00 to 4/03) of Variable Products Accounting, Pacific Life; and Vice President and Assistant Treasurer (11/05 to present) of Pacific Funds.	54

Laurene E. MacElwee Year of birth 1966	Assistant Vice President and Assistant Secretary since 4/04/05	Assistant Vice President (4/02 to present) and Director (4/00 to 4/02) of Variable Products & Fund Compliance; Pacific Life; and Vice President and Assistant Secretary (4/05 to present) and Assistant Vice President (6/01 to 4/05) of Pacific Funds.	54

Katayoun Mobedshahi Year of birth 1972	Assistant Vice President and Assistant Secretary since 4/04/05	Assistant Vice President and Investment Counsel (2/05 to present) of Pacific Life; Associate (5/03 to 2/05), Stradley Ronon Stevens & Young, LLP; Senior Counsel (4/01 to 5/03), Securities & Exchange Commission; and Vice President and Assistant Secretary (4/05 to present) of Pacific Funds.	54

Audrey L. Milfs Year of birth 1945	Secretary since 7/21/87	Vice President and Secretary (8/97 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (8/97 to present), Vice President (4/91 to present), and Secretary (7/83 to present) of Pacific Life, and similar positions with other subsidiaries of Pacific Life; and Secretary (6/01 to present) of Pacific Funds.	54
*	A trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.

**	As of June 30, 2006, the “Fund Complex” consisted of Pacific Select Fund (33 portfolios) and Pacific Funds (21 funds).

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS
(Unaudited)
     The Board of Trustees (the “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each Portfolio of the Fund (the “Portfolios”) and, as required by law, initially approves, and determines annually whether to renew, the investment advisory agreement with Pacific Life (the “Advisory Agreement”) and each Portfolio Management Agreement (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers, or “Portfolio Managers.” Pacific Life serves as the investment adviser for all of the Portfolios and manages two Portfolios directly. For the other portfolios, with the exception of the American Funds Growth-Income Portfolio and American Funds Growth Portfolio, Pacific Life has retained other firms to serve as Portfolio Managers under Pacific Life’s supervision. The American Funds Growth-Income Portfolio and the American Funds Growth Portfolio each invest all of their assets in a master fund and therefore Pacific Life has not retained other Portfolio Managers to manage assets of these portfolios. The Board, including all of the Independent Trustees, last renewed the Advisory Agreement and applicable Portfolio Management Agreements at an in-person meeting of the Trustees held on November 14, 2005. The description below does not relate to the approvals at that meeting, but to approvals that have occurred since that meeting during the fiscal period January 1, 2006 through June 30, 2006.
     At an in-person meeting on January 10, 2006, the Board, including all of the Independent Trustees, approved the establishment and designation, effective May 1, 2006, of two newly organized Portfolios of the Fund, the International Small-Cap Portfolio and the Diversified Bond Portfolio (the “New Portfolios”). In connection with the approval of the New Portfolios, the Board also approved, effective May 1, 2006, the Advisory Agreement with Pacific Life and Portfolio Management Agreements with Batterymarch Financial Management, Inc. (“Batterymarch”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), respectively. In addition, at the same in-person meeting, the Board, including all of the Independent Trustees, approved a new Portfolio Management Agreement with AllianceBernstein L.P. effective May 1, 2006 with respect to the International Value Portfolio. At an in-person meeting on June 20, 2006, the Board, including all of the Independent Trustees, approved a new Portfolio Management Agreement with respect to the Equity Index Portfolio and the Small-Cap Index Portfolio due to a transaction between Merrill Lynch & Co., Inc and Blackrock, Inc.
     At these meetings, the Board considered the information provided to assist them in their review of the Agreements and made assessments with respect to each agreement. Pacific Life and the Portfolio Managers provided materials to the Trustees for their evaluation of the Agreements, and the Independent Trustees were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.
     Approval of Advisory Agreement
     In evaluating the Advisory Agreement for the New Portfolios, the Board, including the Independent Trustees, considered the factors below, among others, and noted that several factors relevant to the consideration of the Advisory Agreement were recently reviewed in connection with the annual approvals of the Fund’s advisory contracts at the November 14, 2005 meeting.
Nature, Extent and Quality of Services to be Provided
     The Board considered the benefits to shareholders of retaining Pacific Life to serve as the adviser to the New Portfolios in light of the nature, extent, and quality of services expected to be provided by Pacific Life. The Board considered the ability of Pacific Life to provide an appropriate level of support and resources to the New Portfolios and whether Pacific Life has sufficiently qualified personnel. The Board based this review on information and material provided to them throughout the year by Pacific Life. The Board also considered the background and experience of Pacific Life’s senior management, and that the expertise of and amount of attention expected to be given to the New Portfolios by Pacific Life’s management and staff is substantial. The Board also considered Pacific Life’s compliance operations with respect to the Fund, including the measures taken by Pacific Life to assist the Fund in complying with Rule 38a-1 under the Investment Company Act of 1940 (the “1940 Act”). The Board also took note of the substantial investment that Pacific Life has made to upgrade its servicing capabilities.
     The Board was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the New Portfolios by Pacific Life under the Advisory Agreement.
Performance
•	International Small-Cap Portfolio
     The Board considered Pacific Life’s efforts and process to search for and screen advisory firms that are qualified to manage small-capitalization portfolios, and the identification by Pacific Life of Batterymarch to serve as Portfolio Manager to manage the day-to-day investment activities of the International Small-Cap Portfolio. Because this consideration related to a newly organized portfolio, no actual performance record for this Portfolio was available. However, the Board considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Portfolio Management Agreement with Batterymarch, as described below under the heading “Approval of Portfolio Management Agreements-Investment Results.”
•	Diversified Bond Portfolio
     The Board considered Pacific Life’s efforts and process to search for and screen advisory firms and funds with advisory firms that are qualified to manage bond portfolios and the identification by Pacific Life of J.P. Morgan to serve as Portfolio Manager to manage the day-to-day investment activities of the Diversified Bond Portfolio. Because this consideration related to a newly organized portfolio, no actual performance record for this Portfolio was available.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
However, the Board considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Portfolio Management Agreement with J.P. Morgan as described below under the heading “Approval of Portfolio Management Agreements-Investment Results”.
     As noted below, the Board concluded that the Advisory Agreement is in the best interests of the New Portfolios and their shareholders.
Advisory Fees
•	International Small-Cap Portfolio
     The Board reviewed information that compared the International Small-Cap Portfolio’s advisory fee rate to industry averages for international small/mid-cap funds. The Board considered that while the proposed advisory fee schedule associated with the Portfolio would be higher than industry averages for international small/mid-capitalization funds, the total expense ratio compared favorably with industry averages. The Board also considered that Pacific Life had agreed to certain expense limitations as described in greater detail below.
     In addition, the Board noted that Pacific Life had negotiated graduated fee levels with the Portfolio Manager of the International Small-Cap Portfolio, which might result in a larger retention to Pacific Life as Portfolio assets grow.
     As noted below, the Board concluded that the compensation payable under the Advisory Agreement is fair and reasonable.
•	Diversified Bond Portfolio
     The Board reviewed information that compared the Diversified Bond Portfolio’s advisory fee rate to industry averages for intermediate bond funds, as well as to another comparable Portfolio of the Fund. The Board considered that the proposed advisory fee was the same for the comparable Portfolio of the Fund. The Board also considered that while the proposed advisory fee would be higher than industry averages for intermediate bond funds, the total expense ratio compared favorably to industry averages. The Board also considered that Pacific Life had agreed to certain expense limitations as described in greater detail below.
     In addition, the Board noted that Pacific Life had negotiated graduated fee levels with the Portfolio Manager of the Diversified Bond Portfolio, which might result in a larger retention to Pacific Life as Portfolio assets grow.
     As noted below, the Board concluded that the compensation payable under the Advisory Agreement is fair and reasonable.
Expense Limitations and Fee Waivers
     The Board considered the Advisory Fee Reduction Program (the “Program”) that was put into place by the Fund and Pacific Life, which is applicable to all of the Portfolios of the Fund, including the New Portfolios, and which may reduce the advisory fee paid to Pacific Life under the Advisory Agreement. The Program, which became effective on May 1, 2005, will remain in effect through at least April 30, 2007, after which renewal and the terms of the Program will be reviewed by Pacific Life and the Board. Under the Program, the advisory fee paid to Pacific Life by each Portfolio will be reduced so long as the Fund’s weighted average annual total return, without reflecting fees and expenses, for the most recently completed ten calendar year period ending December 31st exceeds an annual rate of 8.00% (the “Waiver Threshold”). Pursuant to the Program, Pacific Life has agreed to waive its advisory fee at the annual rate of 0.00125% of net assets for each Portfolio, including the New Portfolios, for the period from May 1, 2005 through April 30, 2007. The Board considered that the Waiver Threshold is linked to the performance of all the Portfolios and is intended to benefit shareholders with reduced fees.
     In addition, the Board also considered that Pacific Life has contractually agreed to reduce all or part of its investment advisory fees or otherwise reimburse each Portfolio for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Portfolio’s business; and expenses of any counsel or other persons or services retained by the Fund’s Independent Trustees) that exceed an annual rate of 0.10% of a Portfolio’s average daily net assets at least until April 30, 2007. The Board further considered the terms under which this reduction or reimbursement is subject to repayment to Pacific Life, noting that the repayment period was limited to three years from the end of the fiscal year in which the reimbursement took place, and that repayment could only be made to the extent current expenses fell below the 0.10% expense cap in the repayment year, thus, while the amounts repaid to Pacific Life will have the effect of increasing the expenses of a Portfolio, those expenses cannot increase above the 0.10% expense cap.
Profitability to Pacific Life
     The Board considered the cost of services to be provided and projected profits to be realized by Pacific Life from the relationship with the New Portfolios, together with all other Portfolios of the Fund, based on the projected assets, income and expenses of Pacific Life in its relationship with the Fund. This information is only estimated because there is no actual operating history for the New Portfolios. The Board considered that the New Portfolios would be included in the Program and be subsidized by Pacific Life as necessary under the expense limitation arrangements that are in place. The Board also considered the overall financial soundness of Pacific Life and its subsidiaries, as reflected in its consolidated financial statements. The Board reviewed projected profitability information with respect to the profit or loss to Pacific Life from the Advisory Agreement as well as its entire line of business. The Board reviewed the revenues and benefits derived from the Fund as a whole, as well as those that are expected to be derived from the New Portfolios.
     In addition, the Board considered that Pacific Life, and not the Fund, pays the Portfolio Managers their portfolio management fees for their services and that Pacific Life had negotiated graduated fee levels with the Portfolio Managers of the New Portfolios, which might result in a benefit to Pacific Life.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
     As noted below, the Board concluded that the compensation payable under the Advisory Agreement is fair and reasonable.
Economies of Scale
     The Board considered the extent to which economies of scale may be realized by the New Portfolios and the Fund as assets grow. Because the New Portfolios have no operating history and no assets, no economies of scale exist at this time with respect to the New Portfolios. However, the Board considered that the Program, while not based on economies of scale as such, was designed to share with shareholders of the Fund the benefits of Pacific Life’s financial performance that are achieved when the Fund’s return exceeds a target rate. Under the Program, when the aggregate performance of the Fund as a whole exceeds the target rate, the Portfolio benefits from a reduction in fees paid to Pacific Life, although the amount of fees paid to the Portfolio Managers by Pacific Life is not reduced. The Board also took note that there is an expense limitation agreement in place for the New Portfolios.
Other Benefits
     The Board considered other benefits that may be received by Pacific Life as a result of Pacific Life’s relationship with the Fund. The potential benefits that may be derived by Pacific Life from its relationship with the New Portfolios could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to funds.
Conclusion
     After consideration of all of the above factors, the Board found that: (i) the compensation payable under the Advisory Agreement is fair and reasonable; and (ii) the Advisory Agreement is in the best interests of the New Portfolios and their shareholders.
     Approval of Portfolio Management Agreements
     Under the Investment Company Act of 1940, as amended (the “1940 Act”), a change in Portfolio Manager requires shareholder approval of a new Portfolio Management Agreement; however, under an exemptive order from the SEC, Pacific Life and the Fund can hire, terminate and replace, as applicable, Portfolio Managers (except, as a general matter, Portfolio Managers affiliated with Pacific Life) without shareholder approval.
     International Small-Cap and Diversified Bond Portfolios
     At an in-person meeting on January 10, 2006, the Board, including all of the Independent Trustees, approved the establishment and designation, effective May 1, 2006, of two newly organized Portfolios of the Fund, the International Small-Cap Portfolio and the Diversified Bond Portfolio. The Board approved a Portfolio Management Agreement with Batterymarch (“Batterymarch Agreement”) with respect to the International Small-Cap Portfolio and a Portfolio Management Agreement with J.P. Morgan with respect to the Diversified Bond Portfolio (“J.P. Morgan Agreement”), both effective May 1, 2006.
     The Board evaluated the Batterymarch and J.P. Morgan Agreements principally with reference to the factors described below. The Board also considered the various screening processes that Pacific Life utilizes in proposing a new Portfolio Manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the conduct of due diligence on the investment resources and personnel of a Portfolio Manager and assessing the investment strategies used by a Portfolio Manager, including in some instances, on-site visits to a Portfolio Manager’s place of business.
     International Value Portfolio
     At the meeting held on January 10, 2006, the Board approved AllianceBernstein, L.P., formerly Alliance Capital Management, L.P. (“AllianceBernstein”) as the new Portfolio Manager, approved a Portfolio Management Agreement with AllianceBernstein with respect to the International Value Portfolio (the “AllianceBernstein Agreement”), and approved changes to certain investment policies, techniques and nonfundamental investment restrictions of the Portfolio, all effective May 1, 2006. In connection with this matter, also at the January 10, 2006 meeting, the Board approved the termination of the Portfolio Management Agreement for this Portfolio with the prior Portfolio Manager effective as of the close of business April 30, 2006. AllianceBernstein’s appointment as Portfolio Manager was made in accordance with the SEC exemptive order noted above and does not require shareholder approval.
     The Board evaluated the AllianceBernstein Agreement principally with reference to the factors described below. The Board also considered the various screening processes that Pacific Life utilizes in proposing a new Portfolio Manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the conduct of due diligence on the investment resources, personnel and operations of a Portfolio Manager and assessing the investment strategies used by a Portfolio Manager. Additionally, the Board reviewed the specific criteria and information evaluated by Pacific Life during the selection process of AllianceBernstein, including certain other firms considered by Pacific Life, and Pacific Life’s analysis in reaching its conclusion to recommend AllianceBernstein as the new Portfolio Manager, which was ultimately accepted by the Board.
     The Board also noted that the fee rates payable under the AllianceBernstein Agreement are the result of arms’-length negotiations between Pacific Life and AllianceBernstein, and that the Portfolio management fees are paid by Pacific Life to AllianceBernstein and are not paid directly by such Portfolio.
Equity Index Portfolio and Small-Cap Index Portfolio
     At an in-person meeting on June 20, 2006, the Board, including all of the Independent Trustees, approved a new Portfolio Management Agreement (“Blackrock Agreement”) with respect to the Equity Index Portfolio and the Small-Cap Index Portfolio due to a transaction between Merrill Lynch & Co., Inc (“Merrill Lynch”) and Blackrock, Inc. (“Blackrock”) resulting in the formation of a new independent company, Blackrock Investment Management LLC

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
(“Blackrock Investment Management”) (“the Transaction”). In early 2006 Merrill Lynch Investment Managers, L.P. (“MLIM”) agreed to combine Merrill Lynch investment management business and certain affiliates operated by MLIM, including the Portfolios’ current investment subadviser, Fund Asset Management, L.P., doing business as Mercury Advisors (“FAM”), with Blackrock to create Blackrock Investment Management. The Transaction is expected to close in the third quarter of 2006 pending requisite regulatory approvals. The Transaction will result in an assignment under the 1940 Act of the previous Portfolio Management Agreement, as amended, by and among the Fund, Pacific Life and FAM with respect to the Portfolios. As a result of the assignment, the previous agreement will terminate once the Transaction is complete and thus require re-approval of a new agreement with the same material terms and conditions as the Portfolio Management Agreement currently in effect. Therefore, in connection with this matter, also at the June 20, 2006 meeting, the Board approved the termination of the Portfolio Management Agreement for the Portfolios with the prior Portfolio Manager, FAM, effective upon the date of the Transaction. Blackrock Investment Management’s appointment as Portfolio Manager was made in accordance with the SEC exemptive order noted above and does not require shareholder approval.
     The Board evaluated the Portfolio Management Agreement with Blackrock Investment Management for the Portfolios principally with reference to the factors discussed further below. Additionally, the Board considered among other things that : (i) no changes are expected in the personnel and day-to-day operations of the area responsible for management of the Portfolios; (ii) no changes are expected in the management of the Portfolios; (iii) no changes are expected in the advisory or portfolio management fee schedules; and (iv) Pacific Life recommended that Blackrock Investment Management serve as the new portfolio manager to the Equity Index and Small-Cap Index Portfolios.
* * *
     In evaluating the Portfolio Management Agreements, the Board, including the Independent Trustees, considered the following factors, among others:
Nature, Extent and Quality of Services to be Provided
     The Board considered the benefits to shareholders of retaining each new Portfolio Manager, particularly in light of the nature, extent, and quality of the services to be provided by each Portfolio Manager. Under each of the new Portfolio Management Agreements, the new Portfolio Managers would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities would be purchased or sold by the applicable Portfolio. The Board considered the quality of the management services expected to be provided to the Portfolios over both the short- and long-term, the organizational depth and resources of each new Portfolio Manager, including the background and experience of the Portfolio Manager’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to each investment strategy.
     Additionally, the Board considered that with respect to Batterymarch, J.P. Morgan and AllianceBernstein, the Fund’s CCO had reviewed the compliance operations of the Portfolio Managers, including the assessment of their compliance programs as required under Rule 38a-1 of the 1940 Act and their code of ethics prior to the effectiveness of the new Portfolio Management Agreements. Regarding Blackrock, the CCO will monitor the Portfolio Manager’s compliance program as required under Rule 38a-1, including any material changes to the Portfolio Manager’s compliance program that may result from the Transaction described above, and will report to the Board as necessary. The Board was satisfied with the nature, extent and quality of the management services to be provided by each new Portfolio Manager.
     In making these assessments the Board took note of the extensive due diligence Pacific Life conducted for each Portfolio Manager, and was aided by the assessments and recommendations of Pacific Life and the materials provided by the Portfolio Managers. The Board also considered that Pacific Life has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has taken and recommended measures to attempt to remedy relative underperformance by a Portfolio when Pacific Life and the Board believed appropriate.
     With respect to the Blackrock Agreement, the Board was mindful that Blackrock had represented that the nature and quality of the services which Blackrock Investment Management will provide to the Equity Index Portfolio and Small-Cap Index Portfolio will not change as a result of the transaction.
     Investment Results
•	International Small-Cap Portfolio
     The Board considered information about the historical performance of a comparable institutional account (the “Batterymarch Account”) that is managed by the same Batterymarch portfolio management team that would manage the International Small-Cap Portfolio using similar investment strategies proposed to be employed for the International Small-Cap Portfolio. The Board considered the performance of the Batterymarch Account against a pertinent benchmark for the year-to-date, one-, and three-year periods based on materials compiled by Pacific Life’s management from an independent source. The Board considered that, although Batterymarch does not have a lengthy track record, its three-year performance record reflected positive performance relative to the peer group for the Batterymarch Account. The Board also considered the need for Batterymarch to adhere to its general investment mandate of an international small-capitalization sector of developed international markets in order to function appropriately in the Pacific Life’s portfolio optimization service, which requirement could at times have an impact on the Portfolio’s performance relative to other international small-capitalization funds that are allowed more investment flexibility.
•	Diversified Bond Portfolio
     The Board considered information about the historical performance of a comparable mutual fund (the “J.P. Morgan Fund”) that is managed by the same J.P. Morgan portfolio management team that would manage the Diversified Bond Portfolio using similar investment strategies proposed to be employed for the Diversified Bond Portfolio. The Board considered the performance of the J.P. Morgan Fund against a pertinent benchmark for the year-to-date, one-, three-, five- and ten-year periods. The Board considered that materials compiled by Pacific Life’s management from an independent source ranked the long

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
term performance of the J.P. Morgan portfolio management team in the top third over the ten-year period and that the J.P. Morgan Fund outperformed the pertinent benchmark over the year-to-date, one- and three-year periods. The Board considered that this recent performance by J.P. Morgan was relevant for consideration because of recent changes in the J.P. Morgan portfolio management team’s strategy and composition recently implemented which specifically meets Pacific Life’s strategy criteria for the Diversified Bond Portfolio. The Board also considered the need for J.P. Morgan to adhere to its general investment mandate of a core fixed income strategy in order to function appropriately in the Pacific Life’s portfolio optimization service, which requirement could at times have an impact on the Portfolio’s performance relative to other bond funds that are allowed more investment flexibility.
•	International Value Portfolio
     The Board considered information about the historical performance of a composite of comparable accounts managed by AllianceBernstein that had substantially similar investment strategies to the Portfolio (the “AllianceBernstein Composite”), as well as information comparing the performance of the AllianceBernstein Composite with the performance of the International Value Portfolio for the one, three, five and ten-year periods, and found that AllianceBernstein had outperformed the prior Portfolio Manager over the one, three, five and ten-year periods. The Board also considered the performance of the AllianceBernstein Fund against a pertinent benchmark, noting that the AllianceBernstein Composite had outperformed the Portfolio’s benchmark during the year-to-date, one-, three-, five- and ten-year periods. The Board considered materials compiled by Pacific Life’s management from an independent source.
     The Board also considered that the appointment of AllianceBernstein was expected to benefit all shareholders, including those who utilize Pacific Life’s Portfolio Optimization Service. The Board also considered the need for AllianceBernstein to adhere to its general investment mandate of a large-capitalization sector of developed international markets, which could at times have an impact on the Portfolio’s performance. The AllianceBernstein materials examined by the Board reflected that certain of the Portfolio’s investment policies, techniques and nonfundamental investment restrictions were different than those of comparable accounts managed by AllianceBernstein, and accordingly were changed.
     The Board determined that AllianceBernstein’s performance record was acceptable and that AllianceBernstein should be engaged to manage the Portfolio’s assets.
•	Equity Index and Small-Cap Index Portfolios
     With respect to the Blackrock Agreement, the Board reviewed the investment performance of the Portfolio in connection with the renewal of the Portfolio Management Agreement in November 2005, as discussed in the Fund’s Annual Report to Shareholders dated December 31, 2005.
     Portfolio Management Fees
•	International Small-Cap Portfolio
     In assessing the sub-advisory management fees to be charged by Batterymarch with respect to the International Small-Cap Portfolio, the Board considered that the sub-advisory management fee payable to Batterymarch under the Batterymarch Agreement contained breakpoints, which would cause the rate paid by Pacific Life to be reduced as the Portfolio’s asset level rose. The Board noted that Batterymarch does not manage any other comparable mutual fund accounts in the International Small-Cap arena. However, the Board reviewed fees charged by Batterymarch to a US small cap equity mutual fund for institutional investors which were comparable to the fees to be paid by Pacific Life in connection with the International Small-Cap Portfolio.
     The Board noted that the fee rates were the result of arms’-length negotiations between Pacific Life and Batterymarch, and that the Portfolio’s management fees are paid by Pacific Life and are not paid directly by the Portfolio. As noted below, the Board concluded that the compensation payable under the Batterymarch Agreement was reasonable.
•	Diversified Bond Portfolio
     In assessing the sub-advisory management fees to be charged by J.P. Morgan with respect to the Diversified Bond Portfolio, the Board considered that the sub-advisory management fee payable to J.P. Morgan under the J.P. Morgan Agreement contained breakpoints, which would cause the rate paid by Pacific Life to be reduced as the Portfolio’s asset level rose. The Board also considered information regarding the sub-advisory fees paid by other accounts managed by J.P. Morgan and that the fees payable under the J.P. Morgan Agreement are comparable to the sub-advisory fees paid by other accounts managed by J.P. Morgan. Additionally, the Board considered information regarding the sub-advisory fees paid by a comparable portfolio of the Fund.
     The Board noted that the fee rates were the result of arms’-length negotiations between Pacific Life and J.P. Morgan, and that the Portfolio’s sub-advisory management fees are paid by Pacific Life and are not paid directly by the Portfolio. As noted below, the Board concluded that the compensation payable under the J.P. Morgan Agreement was reasonable.
•	International Value Portfolio
     In assessing the sub-advisory management fees to be charged by AllianceBernstein with respect to the International Value Portfolio, the Board compared the fees to be paid under the AllianceBernstein Agreement to the sub-advisory management fees that were paid to the Portfolio’s prior portfolio manager. The Board considered that AllianceBernstein agreed to assume the current sub-advisory fee schedule associated with the Portfolio. The Board noted that although the sub-advisory fee schedule would be the same for AllianceBernstein as the prior Portfolio manager, the actual sub-advisory fees paid by Pacific Life to AllianceBernstein would potentially increase because the assets of the Portfolio would no longer be aggregated with another portfolio of the Fund and another fund of Pacific Funds (an affiliated registered investment company advised by Pacific Life) for purposes of the fee calculation. However the Board considered that the advisory fees paid by the Portfolio would remain the same. The Board additionally considered that the sub-advisory management fee payable to AllianceBernstein under the AllianceBernstein Agreement contained breakpoints, which would cause the rate paid by Pacific Life to be reduced as

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
the Portfolio’s asset level rose. The Board also considered information regarding the sub-advisory fees paid by other accounts managed by AllianceBernstein and that the fees payable under the AllianceBernstein Agreement are comparable to the sub-advisory fees paid by other accounts managed by AllianceBernstein.
     The Board noted that the fee rates were the result of arms’-length negotiations between Pacific Life and AllianceBernstein, and that the Portfolio’s sub-advisory management fees are paid by Pacific Life and are not paid directly by the Portfolio. In light of these factors, the Board concluded that the compensation payable under the AllianceBernstein Agreement was reasonable.
•	Equity Index and Small-Cap Index Portfolios
     The Board noted that for the Equity Index and Small-Cap Index Portfolios, the portfolio management fees would remain the same, despite the change in Portfolio Manager. The Board reviewed the sub-advisory fees paid by the Portfolio in November 2005, as discussed in the Fund’s Annual Report to Shareholders dated December 31, 2005.
Profitability to the Portfolio Managers and Other Benefits
     The Board considered the profitability of each Portfolio Management Agreement to the Portfolio Managers to the extent practicable based on the financial information provided by each Portfolio Manager. The Board considered that it was difficult to accurately determine or evaluate the profitability of the Portfolio Management Agreements to each of the Portfolio Managers because each Portfolio Manager managed substantial assets or had multiple business lines and, further, that any such assessment would involve assumptions regarding the Portfolio Managers’ allocation policies, capital structure, cost of capital, business mix and other factors. The Board gave less weight to profitability considerations and did not view this data as important as other data, given the arms’-length nature of the relationship between Pacific Life and each Portfolio Manager with respect to the negotiation of sub-advisory management fees and the fact that the sub-advisory fees are paid by Pacific Life. As noted below, the Board concluded that the compensation payable under each Portfolio Management Agreement was reasonable.
     The Board considered potential benefits to be derived by each Portfolio Manager from its relationship with the applicable Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual. With respect to Batterymarch, the Board noted that Batterymarch represented that it would not utilize soft dollar credits generated by Portfolio commissions to pay for research services, and does not currently use affiliated broker-dealers to effect portfolio transactions for its clients.
     Economies of Scale
     The Board considered the extent to which economies of scale would be realized as assets of each Portfolio grow. The Board noted that the Program, while not based on economies of scale as such, was designed to share with shareholders of the Portfolios the benefits of Pacific Life’s financial performance that are achieved when the Fund’s return exceeds a target rate. The Board considered that there is an expense limitation agreement in place for each Portfolio. The Board concluded that at the current time the compensation payable reflected in each Agreement was reasonable.
Conclusion
     After consideration of all of the above factors, the Board found that: (i) each Portfolio Management Agreement is in the best interests of the respective Portfolio and its shareholders; and (ii) the compensation payable under each of the Portfolio Management Agreement is fair and reasonable.

PACIFIC SELECT FUND
SPECIAL MEETINGS OF SHAREHOLDERS
(Unaudited)
     In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Fund”) is required to furnish certain information regarding any matters submitted to a vote of the Fund’s shareholders during the period covered by this report.
     Shareholders of record on January 12, 2006 representing 7,163,781.89 shares of the Aggressive Growth Portfolio and 7,194,848.51 shares of the Financial Services Portfolio were notified that Special Meetings of Shareholders (the “Meetings”) would be held at the offices of the Fund on March 28, 2006. 100.00% of the outstanding shares of each Portfolio were voted at their respective Meetings. A brief description of the matters voted upon as well as the voting results of the aforementioned Meetings are outlined as follows:
Proposal for the Aggressive Growth Portfolio:
     To approve the Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Aggressive Growth Portfolio by the Mid-Cap Growth Portfolio in exchange for shares of the Mid-Cap Growth Portfolio.

							Total
							Outstanding
	Votes For		Votes Against		Abstentions		Shares
Portfolio	Number	Percent*	Number	Percent*	Number	Percent*	Number
Aggressive Growth	6,779,301.72	94.63%	133,891.08	1.87%	250,589.09	3.50%	7,163,781.89
Proposal for the Financial Services Portfolio:
     To approve the Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Financial Services Portfolio by the Large-Cap Value Portfolio in exchange for shares of the Large-Cap Value Portfolio.

							Total
							Outstanding
	Votes For		Votes Against		Abstentions		Shares
Portfolio	Number	Percent*	Number	Percent*	Number	Percent*	Number
Financial Services	6,509,035.55	90.47%	355,281.62	4.94%	330,531.34	4.59%	7,194,848.51

*	Based on total shares outstanding

PACIFIC SELECT FUND
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Fund will file Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Fund’s Form N-Q, when required to be filed pursuant to applicable regulations, will be available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.); and (iii) on the Fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s Statement of Additional Information, which is available (i) on the Fund’s Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers below.
Availability of Proxy Voting Record
     The Fund files, by August 31 of each year, information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Fund’s Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov.
Availability of a Complete Schedule of Investments
     The Fund’s annual and semi-annual reports may contain a summary schedule of investments (SOI) for certain portfolios. A complete schedule for each summary SOI presented is available (i) on the Fund’s Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers below.
•	Pacific Life’s Annuity Contract Owners: 1-800-722-2333
•	Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681
•	PL&A’s Annuity Contract Owners: 1-800-748-6907
•	PL&A’s Life Insurance Policy Owners: 1-888-595-6997

Semi-Annual Report
as of June 30, 2006

•	Pacific Select Fund

Pacific Select Fund
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-20803-09
357-6A
85-23503-05

Item 2. Code of Ethics- not applicable.
Item 3. Audit Committee Financial Expert not applicable.
Item 4. Principal Accountant Fees and Services — not applicable.
Item 5. Audit Committee of Listed Registrants — not applicable.
Item 6. Schedule of Investments — Schedule I.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.33%

Autos & Transportation - 2.52%

Burlington Northern Santa Fe Corp	66,610	$5,278,842
Cooper Tire & Rubber Co †	16,200	180,468
CSX Corp	37,900	2,669,676
FedEx Corp	53,688	6,273,980
Ford Motor Co †	342,044	2,370,365
General Motors Corp †	104,644	3,117,345
Genuine Parts Co	30,175	1,257,090
Harley-Davidson Inc	51,600	2,832,324
Navistar International Corp *	13,960	343,556
Norfolk Southern Corp	70,700	3,762,654
PACCAR Inc	29,898	2,462,997
Southwest Airlines Co	129,730	2,123,680
The Goodyear Tire & Rubber Co * †	35,700	396,270
Union Pacific Corp	46,500	4,322,640
United Parcel Service Inc ‘B’	197,800	16,284,874

		53,676,761

Consumer Discretionary - 12.20%

Alberto-Culver Co	13,007	633,701
Allied Waste Industries Inc * †	38,900	441,904
Amazon.com Inc *	50,500	1,953,340
Apollo Group Inc ‘A’ *	28,000	1,446,760
AutoNation Inc *	41,055	880,219
AutoZone Inc *	11,400	1,005,480
Avon Products Inc	83,600	2,591,600
Bed Bath & Beyond Inc *	52,300	1,734,791
Best Buy Co Inc	74,648	4,093,696
Big Lots Inc *	15,200	259,616
Carnival Corp (Panama)	80,600	3,364,244
CBS Corp ‘A’ †	2,950	79,827
CBS Corp ‘B’	135,893	3,675,906
Cendant Corp	182,428	2,971,752
Cintas Corp	26,200	1,041,712
Circuit City Stores Inc †	29,500	802,990
Clear Channel Communications Inc †	96,212	2,977,761
Coach Inc *	66,500	1,988,350
Convergys Corp *	25,089	489,236
Costco Wholesale Corp	84,544	4,829,999
Darden Restaurants Inc	28,600	1,126,840
Dillard’s Inc ‘A’ †	12,700	404,495
Dollar General Corp	50,093	700,300
Eastman Kodak Co †	56,000	1,331,680
eBay Inc *	207,300	6,071,817
Electronic Arts Inc *	54,800	2,358,592
Family Dollar Stores Inc	29,900	730,457
Federated Department Stores Inc	94,376	3,454,162
Gannett Co Inc	44,400	2,483,292
Google Inc ‘A’ *	36,780	15,422,957
Harman International Industries Inc	11,700	998,829
Harrah’s Entertainment Inc	30,450	2,167,431
Hasbro Inc	29,525	534,698
Hilton Hotels Corp	64,900	1,835,372
International Flavors & Fragrances Inc	13,700	482,788
International Game Technology	60,100	2,280,194
J.C. Penney Co Inc	43,900	2,963,689
Jones Apparel Group Inc	21,100	670,769
Kimberly-Clark Corp	84,761	5,229,754
Kohl’s Corp *	59,600	3,523,552
Leggett & Platt Inc	33,200	829,336
Limited Brands Inc	66,107	1,691,678
Liz Claiborne Inc	18,420	682,645
Lowe’s Cos Inc	137,800	8,360,326
Marriott International Inc ‘A’	67,600	2,576,912
Mattel Inc	71,650	1,182,942
McDonald’s Corp	223,500	7,509,600
Meredith Corp	6,600	326,964
Monster Worldwide Inc *	18,200	776,412
Newell Rubbermaid Inc †	48,034	1,240,718
News Corp ‘A’	448,900	8,609,902
Nike Inc ‘B’	36,500	2,956,500
Nordstrom Inc	42,440	1,549,060
Office Depot Inc *	55,100	2,093,800
OfficeMax Inc	16,700	680,525
Omnicom Group Inc	33,300	2,966,697
R.R. Donnelley & Sons Co	35,500	1,134,225
RadioShack Corp †	28,244	395,416
Robert Half International Inc	27,100	1,138,200
Sabre Holdings Corp ‘A’	22,502	495,044
Sears Holdings Corp *	17,905	2,772,466
Snap-On Inc †	8,850	357,717
Staples Inc	134,125	3,261,920
Starbucks Corp *	143,000	5,399,680
Starwood Hotels & Resorts Worldwide Inc	38,270	2,309,212
Target Corp	157,000	7,672,590
The Black & Decker Corp	14,000	1,182,440
The E.W. Scripps Co ‘A’ †	14,800	638,472
The Estee Lauder Cos Inc ‘A’	21,700	839,139
The Gap Inc	109,610	1,907,214
The Home Depot Inc	373,050	13,351,460
The Interpublic Group of Cos Inc * †	68,558	572,459
The McGraw-Hill Cos Inc	68,400	3,435,732
The New York Times Co ‘A’ †	27,900	684,666
The Stanley Works	11,300	533,586
The TJX Cos Inc	83,200	1,901,952
The Walt Disney Co	400,106	12,003,180
Tiffany & Co	25,000	825,500
Time Warner Inc	774,460	13,398,158
Tribune Co	43,514	1,411,159
Univision Communications Inc ‘A’ *	46,300	1,551,050
V.F. Corp	17,000	1,154,640
VeriSign Inc *	45,900	1,063,503
Viacom Inc ‘A’ *	2,950	106,052
Viacom Inc ‘B’ *	126,593	4,537,093
Wal-Mart Stores Inc	449,800	21,666,866
Waste Management Inc	98,860	3,547,097
Wendy’s International Inc	21,600	1,259,064
Whirlpool Corp	13,405	1,107,923
Yahoo! Inc *	227,408	7,504,464
Yum! Brands Inc	52,640	2,646,213

		259,834,121

Consumer Staples - 7.50%

Altria Group Inc	373,552	27,429,923
Anheuser-Busch Cos Inc	137,800	6,282,302
Brown-Forman Corp ‘B’	16,022	1,144,772
Campbell Soup Co	39,900	1,480,689
Coca-Cola Enterprises Inc	58,300	1,187,571
Colgate-Palmolive Co	92,600	5,546,740
ConAgra Foods Inc	90,300	1,996,533
Constellation Brands Inc ‘A’ *	34,300	857,500
CVS Corp	143,600	4,408,520
Dean Foods Co *	25,200	937,188
General Mills Inc	61,800	3,192,588
H.J. Heinz Co	61,950	2,553,579
Kellogg Co	50,200	2,431,186
McCormick & Co Inc	23,800	798,490
Molson Coors Brewing Co ‘B’ †	12,290	834,245
PepsiCo Inc	298,280	17,908,731
Reynolds American Inc †	17,900	2,063,870
Safeway Inc	78,100	2,030,600
Sara Lee Corp	137,525	2,203,151
SUPERVALU Inc	36,490	1,120,243
Sysco Corp	107,800	3,294,368
The Clorox Co	27,000	1,646,190

See Notes to Financial Statements	See explanation of symbols and items, if any, on 26

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
The Coca-Cola Co	370,900	$15,956,118
The Hershey Co	36,300	1,999,041
The Kroger Co	125,900	2,752,174
The Pepsi Bottling Group Inc	31,500	1,012,725
The Procter & Gamble Co	594,379	33,047,473
Tyson Foods Inc ‘A’	42,800	636,008
UST Inc †	29,900	1,351,181
Walgreen Co	179,400	8,044,296
Whole Foods Market Inc	25,200	1,628,928
Wm. Wrigley Jr. Co	42,075	1,908,522

		159,685,445

Energy - 2.81%

Anadarko Petroleum Corp †	85,176	4,062,044
Apache Corp	58,244	3,975,153
Baker Hughes Inc	60,500	4,951,925
BJ Services Co	57,500	2,142,450
Chesapeake Energy Corp †	61,500	1,860,375
CONSOL Energy Inc	32,000	1,495,040
Devon Energy Corp	82,492	4,983,342
Dynegy Inc ‘A’ *	58,700	321,089
El Paso Corp †	118,525	1,777,875
EOG Resources Inc	42,500	2,946,950
Halliburton Co	90,200	6,693,742
Kerr-McGee Corp	45,194	3,134,204
Nabors Industries Ltd * (Bermuda)	51,938	1,754,985
National Oilwell Varco Inc * †	28,565	1,808,722
Rowan Cos Inc †	23,900	850,601
Sunoco Inc	26,114	1,809,439
The Williams Cos Inc	98,200	2,293,952
Valero Energy Corp	108,900	7,244,028
Weatherford International Ltd * (Bermuda)	62,900	3,121,098
XTO Energy Inc	61,100	2,704,896

		59,931,910

Financial Services - 21.75%

ACE Ltd (Cayman)	54,100	2,736,919
Aflac Inc	86,700	4,018,545
Ambac Financial Group Inc	18,900	1,532,790
American Express Co	221,800	11,804,196
American International Group Inc	463,742	27,383,965
Ameriprise Financial Inc	44,240	1,976,201
AmSouth Bancorp	61,950	1,638,578
Aon Corp	52,825	1,839,366
Apartment Investment & Management Co ‘A’ REIT	21,200	921,140
Archstone-Smith Trust REIT	33,500	1,704,145
Automatic Data Processing Inc	101,300	4,593,955
Bank of America Corp	818,197	39,355,276
BB&T Corp	94,819	3,943,522
Boston Properties Inc REIT	16,500	1,491,600
Capital One Financial Corp	52,400	4,477,580
CIGNA Corp	23,400	2,305,134
Cincinnati Financial Corp	28,687	1,348,576
CIT Group Inc	36,800	1,924,272
Citigroup Inc	899,019	43,368,677
Comerica Inc	31,450	1,635,086
Commerce Bancorp Inc †	33,200	1,184,244
Compass Bancshares Inc	22,021	1,224,368
Countrywide Financial Corp	109,998	4,188,724
Dow Jones & Co Inc †	14,300	500,643
E*TRADE Financial Corp *	60,100	1,371,482
Equifax Inc †	23,100	793,254
Equity Office Properties Trust REIT	79,200	2,891,592
Equity Residential REIT	47,900	2,142,567
Fannie Mae	173,200	8,330,920
Federated Investors Inc ‘B’	14,400	453,600
Fifth Third Bancorp †	95,143	3,515,534
First Data Corp	141,837	6,388,338
First Horizon National Corp †	23,400	940,680
Fiserv Inc *	33,250	1,508,220
Franklin Resources Inc	29,100	2,526,171
Freddie Mac	121,100	6,903,911
Genworth Financial Inc ‘A’	62,600	2,180,984
Golden West Financial Corp	48,800	3,620,960
H&R Block Inc †	55,800	1,331,388
Host Hotels & Resorts Inc REIT	6	131
Huntington Bancshares Inc	44,823	1,056,926
Janus Capital Group Inc	40,000	716,000
JPMorgan Chase & Co	631,982	26,543,244
KeyCorp	70,700	2,522,576
Kimco Realty Corp REIT	36,100	1,317,289
Legg Mason Inc	21,900	2,179,488
Lehman Brothers Holdings Inc	97,301	6,339,145
Lincoln National Corp	52,383	2,956,477
Loews Corp	79,300	2,811,185
M&T Bank Corp	16,400	1,933,888
Marsh & McLennan Cos Inc	93,300	2,508,837
Marshall & Ilsley Corp	36,400	1,664,936
MBIA Inc	27,300	1,598,415
Mellon Financial Corp	75,200	2,589,136
Merrill Lynch & Co Inc	165,531	11,514,336
MetLife Inc	131,100	6,713,631
MGIC Investment Corp	16,600	1,079,000
Moody’s Corp	48,500	2,641,310
Morgan Stanley	194,103	12,269,251
National City Corp	102,000	3,691,380
North Fork Bancorp Inc	80,485	2,428,241
Northern Trust Corp	35,600	1,968,680
Paychex Inc	64,100	2,498,618
Plum Creek Timber Co Inc REIT	31,700	1,125,350
Principal Financial Group Inc †	50,700	2,821,455
ProLogis REIT	50,100	2,611,212
Prudential Financial Inc	91,200	7,086,240
Public Storage Inc REIT †	17,900	1,358,610
Regions Financial Corp	79,781	2,642,347
Ryder System Inc	10,400	607,672
Safeco Corp	21,740	1,225,049
Simon Property Group Inc REIT	35,300	2,927,782
SLM Corp	75,600	4,000,752
Sovereign Bancorp Inc	64,995	1,320,048
State Street Corp	59,300	3,444,737
SunTrust Banks Inc	63,500	4,842,510
Synovus Financial Corp	53,050	1,420,679
T. Rowe Price Group Inc	40,800	1,542,648
The Allstate Corp	117,478	6,429,571
The Bank of New York Co Inc	138,300	4,453,260
The Bear Stearns Cos Inc	19,820	2,776,386
The Charles Schwab Corp	194,900	3,114,502
The Chubb Corp	69,100	3,448,090
The Goldman Sachs Group Inc	78,500	11,808,755
The Hartford Financial Services Group Inc	52,800	4,466,880
The PNC Financial Services Group Inc	50,100	3,515,517
The Progressive Corp	138,300	3,555,693
The St. Paul Travelers Cos Inc	120,942	5,391,594
Torchmark Corp	18,600	1,129,392
U.S. Bancorp	326,599	10,085,377
UnumProvident Corp †	54,105	980,924
Vornado Realty Trust REIT	23,400	2,282,670
Wachovia Corp	296,332	16,025,635
Washington Mutual Inc	175,818	8,013,784
Wells Fargo & Co	301,505	20,224,955
XL Capital Ltd ‘A’ (Cayman)	32,000	1,961,600
Zions Bancorp	16,200	1,262,628

		463,443,527

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Health Care - 11.60%

Abbott Laboratories	277,700	$12,110,497
Aetna Inc	104,356	4,166,935
Allergan Inc	26,800	2,874,568
AmerisourceBergen Corp	36,800	1,542,656
Amgen Inc *	208,840	13,622,633
Barr Pharmaceuticals Inc *	19,000	906,110
Bausch & Lomb Inc †	9,300	456,072
Baxter International Inc	109,400	4,021,544
Becton Dickinson & Co	43,500	2,659,155
Biogen Idec Inc *	60,430	2,799,722
Biomet Inc	44,065	1,378,794
Boston Scientific Corp *	206,589	3,478,959
Bristol-Myers Squibb Co	346,500	8,960,490
C.R. Bard Inc	19,600	1,435,896
Cardinal Health Inc	76,675	4,932,503
Caremark Rx Inc	79,634	3,971,373
Coventry Health Care Inc *	28,600	1,571,284
Eli Lilly & Co	202,600	11,197,702
Express Scripts Inc *	25,900	1,858,066
Fisher Scientific International Inc *	20,900	1,526,745
Forest Laboratories Inc *	63,300	2,449,077
Genzyme Corp *	45,100	2,753,355
Gilead Sciences Inc *	80,300	4,750,548
HCA Inc	68,724	2,965,441
Health Management Associates Inc ‘A’	43,100	849,501
Hospira Inc *	27,260	1,170,544
Humana Inc *	28,400	1,525,080
IMS Health Inc	35,190	944,839
Johnson & Johnson	531,522	31,848,798
King Pharmaceuticals Inc *	40,133	682,261
Laboratory Corp of America Holdings *	23,300	1,449,959
Manor Care Inc	17,400	816,408
McKesson Corp	53,439	2,526,596
Medco Health Solutions Inc *	52,785	3,023,545
MedImmune Inc *	46,000	1,246,600
Medtronic Inc	216,300	10,148,796
Merck & Co Inc	396,600	14,448,138
Millipore Corp *	9,152	576,484
Mylan Laboratories Inc	45,450	909,000
Patterson Cos Inc * †	24,700	862,771
Pfizer Inc	1,316,997	30,909,920
Quest Diagnostics Inc	32,000	1,917,440
Schering-Plough Corp	262,200	4,989,666
St. Jude Medical Inc *	64,724	2,098,352
Stryker Corp	55,400	2,332,894
Tenet Healthcare Corp *	88,050	614,589
UnitedHealth Group Inc	243,404	10,899,631
Watson Pharmaceuticals Inc *	19,200	446,976
WellPoint Inc *	116,436	8,473,077
Wyeth	239,800	10,649,518
Zimmer Holdings Inc *	43,930	2,491,710

		247,243,218

Integrated Oils - 7.00%

Chevron Corp	402,334	24,968,848
ConocoPhillips	297,939	19,523,943
Exxon Mobil Corp	1,093,478	67,084,875
Hess Corp	46,200	2,441,670
Marathon Oil Corp	68,109	5,673,480
Murphy Oil Corp †	30,800	1,720,488
Noble Corp (Cayman)	23,600	1,756,312
Occidental Petroleum Corp	75,800	7,773,290
Schlumberger Ltd (Netherlands)	205,800	13,399,638
Transocean Inc * (Cayman)	60,589	4,866,508

		149,209,052

Materials & Processing - 3.52%

Air Products & Chemicals Inc	40,100	2,563,192
Alcoa Inc	154,972	5,014,894
Allegheny Technologies Inc	14,502	1,004,119
American Standard Cos Inc	32,300	1,397,621
Archer-Daniels-Midland Co	111,694	4,610,728
Ashland Inc	11,700	780,390
Avery Dennison Corp	17,700	1,027,662
Ball Corp	19,400	718,576
Bemis Co Inc	17,900	548,098
E.I. du Pont de Nemours & Co	162,882	6,775,891
Eastman Chemical Co	14,025	757,350
Ecolab Inc	38,580	1,565,576
Fluor Corp †	16,300	1,514,759
Freeport-McMoRan Copper & Gold Inc ‘B’	35,200	1,950,432
Hercules Inc *	15,100	230,426
International Paper Co	85,927	2,775,442
Louisiana-Pacific Corp	24,300	532,170
Masco Corp	76,600	2,270,424
MeadWestvaco Corp	32,927	919,651
Monsanto Co	47,749	4,019,988
Newmont Mining Corp	84,122	4,452,578
Nucor Corp	60,200	3,265,850
Pactiv Corp *	26,700	660,825
Phelps Dodge Corp	36,900	3,031,704
PPG Industries Inc	31,100	2,052,600
Praxair Inc	55,800	3,013,200
Rohm & Haas Co	30,798	1,543,596
Sealed Air Corp	14,660	763,493
Sigma-Aldrich Corp †	13,300	966,112
Temple-Inland Inc	21,700	930,279
The Dow Chemical Co	169,185	6,603,291
The Sherwin-Williams Co	22,000	1,044,560
United States Steel Corp	22,860	1,602,943
Vulcan Materials Co	17,600	1,372,800
Weyerhaeuser Co	43,300	2,695,425

		74,976,645

Multi-Industry - 4.69%

3M Co	136,700	11,041,259
Brunswick Corp	18,600	618,450
Eaton Corp	26,300	1,983,020
Fortune Brands Inc	26,100	1,853,361
General Electric Co	1,876,200	61,839,552
Honeywell International Inc	151,575	6,108,472
ITT Industries Inc	32,300	1,598,850
Johnson Controls Inc	34,200	2,811,924
Textron Inc	22,700	2,092,486
Tyco International Ltd (Bermuda)	360,883	9,924,283

		99,871,657

Producer Durables - 4.49%

Agilent Technologies Inc *	80,232	2,532,122
American Power Conversion Corp	34,400	670,456
Andrew Corp *	27,925	247,416
Applied Materials Inc	295,900	4,817,252
Caterpillar Inc	121,200	9,026,976
Centex Corp	24,600	1,237,380
Cooper Industries Ltd ‘A’ (Bermuda)	15,200	1,412,384
Cummins Inc	7,600	929,100
D.R. Horton Inc	50,200	1,195,764
Danaher Corp	45,900	2,952,288
Deere & Co	43,500	3,631,815
Dover Corp	35,500	1,754,765
Emerson Electric Co	73,500	6,160,035
Goodrich Corp	21,000	846,090
Illinois Tool Works Inc	79,500	3,776,250
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	58,800	2,515,464

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
KB Home	15,300	$701,505
KLA-Tencor Corp	37,400	1,554,718
Lennar Corp ‘A’	28,002	1,242,449
Lexmark International Inc ‘A’ *	22,900	1,278,507
Lockheed Martin Corp	68,042	4,881,333
Molex Inc	27,600	926,532
Northrop Grumman Corp	63,720	4,081,903
Novellus Systems Inc *	24,100	595,270
Pall Corp	20,166	564,648
Parker-Hannifin Corp	20,975	1,627,660
Pitney Bowes Inc	40,100	1,656,130
Pulte Homes Inc †	41,100	1,183,269
Rockwell Collins Inc	31,200	1,743,144
Tektronix Inc	14,700	432,474
Teradyne Inc *	31,800	442,974
The Boeing Co	146,561	12,004,812
Thermo Electron Corp *	28,700	1,040,088
United Technologies Corp	183,200	11,618,544
W.W. Grainger Inc	13,800	1,038,174
Waters Corp *	23,000	1,021,200
Xerox Corp *	163,900	2,279,849

		95,620,740

Technology - 12.12%

ADC Telecommunications Inc * †	25,868	436,134
Adobe Systems Inc *	103,900	3,154,404
Advanced Micro Devices Inc *	90,800	2,217,336
Affiliated Computer Services Inc ‘A’ *	22,000	1,135,420
Altera Corp *	64,900	1,138,995
Analog Devices Inc	64,700	2,079,458
Apple Computer Inc *	150,100	8,573,712
Applera Corp-Applied Biosystems Group	33,900	1,096,665
Autodesk Inc *	39,940	1,376,332
Avaya Inc *	72,462	827,516
BMC Software Inc *	38,200	912,980
Broadcom Corp ‘A’ *	76,664	2,303,753
CA Inc	87,400	1,796,070
Ciena Corp * †	67,300	323,713
Cisco Systems Inc *	1,102,016	21,522,372
Citrix Systems Inc *	29,400	1,180,116
Computer Sciences Corp *	31,900	1,545,236
Compuware Corp *	59,200	396,640
Comverse Technology Inc *	35,700	705,789
Corning Inc *	271,291	6,562,529
Dell Inc *	407,900	9,956,839
Electronic Data Systems Corp	89,100	2,143,746
EMC Corp *	424,050	4,651,828
Freescale Semiconductor Inc ‘B’ *	67,701	1,990,409
Gateway Inc * †	48,800	92,720
General Dynamics Corp	71,080	4,652,897
Hewlett-Packard Co	511,873	16,216,137
Intel Corp	1,060,020	20,087,379
International Business Machines Corp	285,081	21,899,922
Intuit Inc *	32,300	1,950,597
Jabil Circuit Inc	29,500	755,200
JDS Uniphase Corp *	356,095	900,920
Juniper Networks Inc *	105,000	1,678,950
L-3 Communications Holdings Inc	20,776	1,566,926
Linear Technology Corp	55,200	1,848,648
LSI Logic Corp * †	61,800	553,110
Lucent Technologies Inc *	778,751	1,884,577
Maxim Integrated Products Inc	58,504	1,878,563
Micron Technology Inc *	106,700	1,606,902
Microsoft Corp	1,592,172	37,097,608
Motorola Inc	441,302	8,892,235
National Semiconductor Corp	61,200	1,459,620
NCR Corp *	34,400	1,260,416
Network Appliance Inc *	63,609	2,245,398
Novell Inc *	66,500	440,895
NVIDIA Corp *	66,900	1,424,301
Oracle Corp *	706,836	10,242,054
Parametric Technology Corp *	15,240	193,700
PerkinElmer Inc	18,800	392,920
PMC-Sierra Inc * †	40,800	383,520
QLogic Corp *	38,800	668,912
QUALCOMM Inc	295,000	11,820,650
Raytheon Co	77,700	3,463,089
Rockwell Automation Inc	31,700	2,282,717
SanDisk Corp *	33,400	1,702,732
Sanmina-SCI Corp *	92,004	423,218
Solectron Corp *	144,866	495,442
Sun Microsystems Inc *	604,500	2,508,675
Symantec Corp *	190,835	2,965,576
Symbol Technologies Inc	41,283	445,444
Tellabs Inc *	89,100	1,185,921
Texas Instruments Inc	290,170	8,789,249
Unisys Corp *	55,800	350,424
Xilinx Inc	61,400	1,390,710

		258,126,866

Utilities - 7.13%

Allegheny Energy Inc *	25,500	945,285
Alltel Corp	67,400	4,302,142
Ameren Corp †	35,400	1,787,700
American Electric Power Co Inc	69,560	2,382,430
AT&T Inc	701,189	19,556,161
BellSouth Corp	323,700	11,717,940
CenterPoint Energy Inc †	51,729	646,612
CenturyTel Inc	25,950	964,042
Citizens Communications Co	65,800	858,690
CMS Energy Corp *	43,700	565,478
Comcast Corp ‘A’ * †	301,318	9,865,151
Comcast Corp Special ‘A’ *	100,370	3,290,129
Consolidated Edison Inc	46,000	2,044,240
Constellation Energy Group Inc	30,750	1,676,490
Dominion Resources Inc	62,585	4,680,732
DTE Energy Co	29,000	1,181,460
Duke Energy Corp	218,072	6,404,775
Edison International	58,300	2,273,700
Embarq Corp *	26,291	1,077,668
Entergy Corp	39,900	2,822,925
Exelon Corp	118,624	6,741,402
FirstEnergy Corp	56,580	3,067,202
FPL Group Inc	74,800	3,095,224
KeySpan Corp	26,622	1,075,529
Kinder Morgan Inc	20,900	2,087,701
Nicor Inc †	6,000	249,000
NiSource Inc	45,773	999,682
Peoples Energy Corp †	5,600	201,096
PG&E Corp	66,500	2,612,120
Pinnacle West Capital Corp	16,000	638,560
PPL Corp	63,732	2,058,544
Progress Energy Inc	43,500	1,864,845
Progress Energy Inc - Contingent Value Obligation Certificate *	17,700	—
Public Service Enterprise Group Inc	42,700	2,823,324
Qwest Communications International Inc * †	269,192	2,177,763
Sempra Energy	41,058	1,867,318
Sprint Nextel Corp	524,227	10,479,298
TECO Energy Inc	32,700	488,538
The AES Corp *	110,182	2,032,858
The Southern Co †	131,000	4,198,550
TXU Corp	88,720	5,304,569

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 26

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Verizon Communications Inc	522,754	$17,507,031
Xcel Energy Inc †	70,179	1,346,033

		151,959,937

Total Common Stocks (Cost $1,989,635,505)		2,073,579,879

	Principal Amount

SHORT-TERM INVESTMENT - 2.44%

Repurchase Agreement - 2.44%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $52,034,856; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $53,060,824)	$52,016,000	52,016,000

Total Short-Term Investment (Cost $52,016,000)		52,016,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.77% (Cost $2,041,651,505)		2,125,595,879

	Shares

SECURITIES LENDING COLLATERAL - 2.91%

State Street Navigator Securities Lending Prime Portfolio 5.065% Δ (Cost $62,082,253)	62,082,253	62,082,253

TOTAL INVESTMENTS - 102.68% (Cost $2,103,733,758)		2,187,678,132

OTHER ASSETS & LIABILITIES, NET - (2.68%)		(57,108,520)

NET ASSETS - 100.00%		$2,130,569,612

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	21.75%
Consumer Discretionary	12.20%
Technology	12.12%
Health Care	11.60%
Consumer Staples	7.50%
Utilities	7.13%
Integrated Oils	7.00%
Short-Term Investment & Securities Lending Collateral	5.35%
Multi-Industry	4.69%
Producer Durables	4.49%
Materials & Processing	3.52%
Energy	2.81%
Autos & Transportation	2.52%

102.68%
Other Assets & Liabilities, Net	(2.68%)

100.00%

(b) The amount of $2,709,000 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of June 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

S&P500 (09/06)	178	$56,345,184	$587,493

See Notes to Financial Statements	See explanation of symbols and items, if any, on 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Autos & Transportation - 0.00%

TIMCO Aviation Services Inc * Exp. 02/27/07	362	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 87.39%

Autos & Transportation - 3.57%

AAR Corp * †	27,000	600,210
ABX Air Inc * †	43,100	260,324
Accuride Corp * †	10,000	124,700
Aftermarket Technology Corp *	14,528	361,021
AirTran Holdings Inc * †	67,200	998,592
Alaska Air Group Inc *	27,000	1,064,340
American Axle & Manufacturing Holdings Inc †	34,000	581,740
American Commercial Lines Inc *	21,400	1,289,350
American Railcar Industries Inc	3,900	129,129
Arctic Cat Inc †	13,700	267,287
Arkansas Best Corp	20,700	1,039,347
ArvinMeritor Inc †	48,600	835,434
Atlas Air Worldwide Holdings Inc *	16,600	814,064
Aviall Inc *	25,300	1,202,256
Bandag Inc †	8,700	318,333
Bristow Group Inc * †	19,400	698,400
Celadon Group Inc *	13,700	301,948
Commercial Vehicle Group Inc * †	11,950	247,126
Cooper Tire & Rubber Co †	44,200	492,388
Dynamex Inc * †	5,300	115,593
EGL Inc * †	23,250	1,167,150
ExpressJet Holdings Inc * †	35,300	243,923
Fleetwood Enterprises Inc * †	52,700	397,358
Florida East Coast Industries Inc †	25,700	1,344,881
Forward Air Corp	23,350	951,045
FreightCar America Inc †	10,300	571,753
Frontier Airlines Holdings Inc * †	33,700	242,977
Genesee & Wyoming Inc ‘A’ *	26,750	948,822
GulfMark Offshore Inc * †	12,994	335,635
Hayes Lemmerz International Inc (OTC) * +	168	—
Heartland Express Inc †	49,443	884,535
Horizon Lines Inc ‘A’ †	10,600	169,812
Hub Group Inc ‘A’ *	29,600	726,088
IMPCO Technologies Inc *	20,900	223,003
JetBlue Airways Corp *	124,700	1,513,858
Keystone Automotive Industries Inc *	11,900	502,418
Knight Transportation Inc †	42,393	856,339
Lear Corp	47,400	1,052,754
Marine Products Corp †	7,350	71,516
Maritrans Inc †	7,400	184,260
Marten Transport Ltd *	8,200	178,268
Masco Tech Inc - Escrow Shares * +	8,100	—
Mesa Air Group Inc * †	26,800	263,980
Miller Industries Inc *	4,400	91,080
Modine Manufacturing Co	28,100	656,416
Monaco Coach Corp †	24,725	314,008
Navistar International Corp *	42,800	1,053,308
Noble International Ltd †	8,450	121,004
Old Dominion Freight Line Inc *	20,800	781,872
P.A.M. Transportation Services Inc *	2,300	66,447
Pacer International Inc †	27,800	905,724
Patriot Transportation Holding Inc *	200	17,356
PHI Inc *	7,700	255,640
Polaris Industries Inc	28,600	1,238,380
Quality Distribution Inc *	2,400	31,872
Quantum Fuel Systems Technologies Worldwide Inc * †	32,100	109,140
RailAmerica Inc * †	32,400	338,904
Republic Airways Holdings Inc *	19,800	336,996
Sauer-Danfoss Inc	4,400	111,848
SCS Transportation Inc * †	13,450	370,278
Skywest Inc †	48,900	1,212,720
Superior Industries International Inc †	19,300	352,997
Tenneco Inc *	35,400	920,400
The Greenbrier Cos Inc †	7,800	255,372
Titan International Inc †	8,700	162,777
U.S. Xpress Enterprises Inc ‘A’ * †	9,100	245,882
Universal Truckload Services Inc * †	4,400	150,172
USA Truck Inc * †	3,300	58,806
Visteon Corp *	95,300	687,113
Wabash National Corp †	25,200	387,072
Werner Enterprises Inc †	38,050	771,274
Westinghouse Air Brake Technologies Corp	35,910	1,343,034
Winnebago Industries Inc †	24,100	748,064

		38,667,913

Consumer Discretionary - 16.72%

1-800-FLOWERS.COM Inc ‘A’ * †	18,100	104,437
24/7 Real Media Inc *	29,600	259,888
99 Cents Only Stores * †	35,000	366,100
A.C. Moore Arts & Crafts Inc * †	10,300	167,993
Aaron Rents Inc †	32,074	862,149
ABM Industries Inc	34,000	581,400
Administaff Inc †	17,200	615,932
ADVO Inc †	23,450	577,104
Aeropostale Inc *	40,400	1,167,156
AFC Enterprises Inc * †	25,100	320,025
Alderwoods Group Inc * †	31,100	605,206
Ambassadors Group Inc †	15,300	441,864
Ambassadors International Inc	2,500	58,125
AMERCO *	7,600	765,016
American Greetings Corp ‘A’	35,700	750,057
American Woodmark Corp †	11,200	392,448
America’s Car-Mart Inc * †	9,500	192,945
Ameristar Casinos Inc †	19,100	371,495
AMN Healthcare Services Inc * †	20,279	411,664
Applebee’s International Inc	50,300	966,766
aQuantive Inc * †	56,300	1,426,079
Arbitron Inc †	24,800	950,584
Asbury Automotive Group Inc *	7,800	163,332
Aztar Corp * †	27,400	1,423,704
Bally Technologies Inc * †	38,600	635,742
Bally Total Fitness Holding Corp *	20,100	136,278
Banta Corp	19,800	917,334
Barrett Business Services Inc *	1,800	33,030
bebe stores inc	14,000	215,880
Belo Corp ‘A’	61,600	960,960
Big 5 Sporting Goods Corp	13,400	261,300
Big Lots Inc * †	88,400	1,509,872
BJ’s Restaurants Inc * †	10,200	227,868
Blockbuster Inc ‘A’ * †	132,400	659,352
Blue Nile Inc * †	12,800	411,648
Blyth Inc †	19,100	352,586
Bob Evans Farms Inc	26,500	795,265
Books-A-Million Inc	14,600	243,528
Borders Group Inc	43,300	799,318
Bowne & Co Inc	28,900	413,270
Bright Horizons Family Solutions Inc *	19,400	731,186
Brightpoint Inc * †	37,190	503,181
Brown Shoe Co Inc †	21,000	715,680
Buffalo Wild Wings Inc * †	7,200	275,832
Build-A-Bear Workshop Inc * †	9,700	208,647
Cabela’s Inc ‘A’ * †	23,700	456,462

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Cache Inc * †	8,950	$155,193
California Pizza Kitchen Inc *	18,100	497,388
Callaway Golf Co	59,400	771,606
Carmike Cinemas Inc †	13,000	274,040
Carter’s Inc *	39,500	1,043,985
Casella Waste Systems Inc ‘A’ *	16,300	213,367
Casual Male Retail Group Inc * †	28,700	288,435
Catalina Marketing Corp †	34,600	984,716
CBIZ Inc * †	36,794	272,644
CBRL Group Inc	25,400	861,568
CDI Corp †	11,900	345,100
CEC Entertainment Inc *	26,100	838,332
Central European Distribution Corp * †	23,474	590,593
Central Garden & Pet Co * †	18,000	774,900
Central Parking Corp	1,700	27,200
Century Casinos Inc *	8,500	91,035
Cenveo Inc * †	43,300	777,235
Charlotte Russe Holding Inc * †	11,400	272,916
Charming Shoppes Inc * †	91,700	1,030,708
Charter Communications Inc ‘A’ * †	338,700	382,731
Chemed Corp †	17,600	959,728
Cherokee Inc	5,700	235,752
Chipotle Mexican Grill Inc ‘A’ *	7,000	426,650
Christopher & Banks Corp	29,300	849,700
Churchill Downs Inc †	5,700	213,465
Citadel Broadcasting Corp †	27,300	242,970
Citi Trends Inc * †	4,500	192,105
CKE Restaurants Inc †	44,300	735,823
CKX Inc *	32,600	442,382
Clark Inc †	13,000	171,600
CMGI Inc * †	342,000	413,820
CNET Networks Inc * †	110,900	884,982
CNS Inc	9,400	230,300
Cogent Communications Group Inc *	9,900	92,763
Cogent Inc * †	28,200	424,974
Coinmach Service Corp ‘A’	11,100	113,775
Coinstar Inc * †	22,800	545,832
Columbia Sportswear Co *	7,700	348,502
Conn’s Inc * †	3,300	87,615
Consolidated Graphics Inc *	7,800	406,068
Core-Mark Holding Co Inc *	5,400	193,320
Corinthian Colleges Inc * †	63,800	916,168
Cornell Cos Inc *	3,600	55,296
Cosi Inc *	15,500	96,565
Cost Plus Inc * †	20,375	298,698
CoStar Group Inc * †	12,400	741,892
Courier Corp †	6,875	275,138
Covad Communications Group Inc *	193,300	388,533
Cox Radio Inc ‘A’ * †	26,800	386,456
CRA International Inc *	8,400	379,176
Crocs Inc *	5,200	130,780
Cross Country Healthcare Inc *	23,800	432,922
Crown Media Holdings Inc ‘A’ * †	15,500	63,860
CSK Auto Corp *	30,100	360,297
CSS Industries Inc	6,827	196,276
Cumulus Media Inc ‘A’ * †	42,900	457,743
Deb Shops Inc	800	19,288
Deckers Outdoor Corp *	9,500	366,320
dELiA*s Inc * †	18,246	147,428
Denny’s Corp * †	82,800	305,532
DeVry Inc * †	45,100	990,847
DiamondCluster International Inc * †	21,600	171,072
Directed Electronics Inc *	2,300	30,176
Dollar Thrifty Automotive Group Inc *	19,500	878,865
Domino’s Pizza Inc †	26,850	664,269
Dover Downs Gaming & Entertainment Inc	14,460	284,004
Dover Motorsports Inc †	15,500	90,985
drugstore.com inc * †	55,500	160,950
DSW Inc ‘A’ * †	14,100	513,522
DTS Inc * †	13,000	253,240
DynCorp International Inc ‘A’ *	12,300	127,674
EarthLink Inc * †	90,200	781,132
Educate Inc * †	11,800	90,388
Elizabeth Arden Inc *	19,200	343,296
Emmis Communications Corp ‘A’ * †	24,400	381,616
Entercom Communications Corp †	23,400	612,144
Entravision Communications Corp ‘A’ *	44,800	383,936
Ethan Allen Interiors Inc †	24,500	895,475
Exponent Inc * †	11,900	201,110
Ezcorp Inc ‘A’ *	10,200	384,438
First Advantage Corp ‘A’ * †	4,100	95,366
First Consulting Group Inc *	9,500	83,980
Fisher Communications Inc * †	5,100	214,863
Forrester Research Inc *	10,300	288,194
Fossil Inc * †	32,100	578,121
Fred’s Inc †	28,367	378,699
FTD Group Inc *	9,500	128,250
FTI Consulting Inc *	29,574	791,696
Furniture Brands International Inc †	33,400	696,056
G&K Services Inc ‘A’ †	16,500	565,950
Gaiam Inc ‘A’ *	15,400	215,908
GameStop Corp ‘A’ * † ë	1	21
Gaylord Entertainment Co * †	30,100	1,313,564
Gemstar-TV Guide International Inc * †	183,600	646,272
Genesco Inc * †	18,800	636,756
Gevity HR Inc †	21,800	578,790
Global Imaging Systems Inc *	19,600	809,088
Gray Television Inc	31,700	183,543
Great Wolf Resorts Inc * †	18,300	219,783
Group 1 Automotive Inc †	19,700	1,109,898
GSI Commerce Inc * †	27,600	373,428
Guess? Inc * †	13,700	571,975
Guitar Center Inc * †	18,600	827,142
Harris Interactive Inc * †	40,100	228,570
Hartmarx Corp * †	17,200	103,200
Haverty Furniture Cos Inc †	16,700	262,023
Heidrick & Struggles International Inc * †	15,800	534,672
Hibbett Sporting Goods Inc *	26,612	636,027
Hollinger International Inc ‘A’ †	66,700	535,601
Home Solutions of America Inc *	35,000	215,950
Hooker Furniture Corp	6,000	100,620
Hot Topic Inc * †	34,350	395,368
Hudson Highland Group Inc * †	22,700	244,933
Iconix Brand Group Inc *	22,500	367,650
ICT Group Inc *	2,900	71,137
IHOP Corp †	13,600	653,888
IKON Office Solutions Inc †	76,200	960,120
InfoSpace Inc * †	21,800	494,206
infoUSA Inc	24,900	256,719
Insight Enterprises Inc * †	39,325	749,141
Inter Parfums Inc †	5,000	86,100
Internap Network Services Corp *	183,800	192,990
Inventiv Health Inc *	21,600	621,648
iPass Inc * †	45,500	254,800
Isle of Capri Casinos Inc * †	11,600	297,540
Jack in the Box Inc * †	26,900	1,054,480
Jackson Hewitt Tax Service Inc †	26,100	818,235
Jakks Pacific Inc * †	20,400	409,836
Jo-Ann Stores Inc * †	17,784	260,536
Jos. A. Bank Clothiers Inc * †	15,828	379,227
Journal Communications Inc ‘A’	24,100	270,884
Journal Register Co †	25,600	229,376
K2 Inc *	29,000	317,260
Kellwood Co †	22,200	649,794
Kelly Services Inc ‘A’	16,600	451,022
Kenexa Corp *	13,400	426,790
Kenneth Cole Productions Inc ‘A’	10,450	233,348
Kforce Inc *	21,500	333,035

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Korn/Ferry International *	30,700	$601,413
Krispy Kreme Doughnuts Inc * †	44,800	364,672
K-Swiss Inc ‘A’ †	19,100	509,970
Labor Ready Inc *	41,600	942,240
Lakes Entertainment Inc *	12,300	148,707
Landry’s Restaurants Inc †	12,100	392,645
Lawson Products Inc †	5,300	208,926
La-Z-Boy Inc †	39,300	550,200
LeapFrog Enterprises Inc * †	31,700	320,170
LECG Corp * †	15,100	278,897
Lee Enterprises Inc	30,500	821,975
Life Time Fitness Inc * †	20,350	941,594
Lifetime Brands Inc †	8,200	177,694
Lightbridge Inc *	24,400	315,980
LIN TV Corp ‘A’ * †	28,700	216,685
Liquidity Services Inc *	9,800	152,586
Lithia Motors Inc ‘A’ †	11,100	336,552
Live Nation Inc *	43,600	887,696
LKQ Corp * †	29,200	554,800
LodgeNet Entertainment Corp *	15,932	297,132
Lodgian Inc *	15,100	215,175
LoJack Corp * †	17,000	320,620
Lone Star Steakhouse & Saloon Inc	12,300	322,629
Luby’s Inc * †	15,800	164,794
Magna Entertainment Corp ‘A’ * †	46,200	243,012
Maidenform Brands Inc * †	10,800	133,164
Mannatech Inc †	12,100	152,581
Marchex Inc ‘B’ * †	16,500	271,095
Marcus Corp †	15,900	331,992
MarineMax Inc * †	9,800	257,054
Martha Stewart Living Omnimedia Inc ‘A’ * †	18,700	312,477
Marvel Entertainment Inc *	39,300	786,000
Matthews International Corp ‘A’	23,800	820,386
MAXIMUS Inc	13,000	300,950
McCormick & Schmick’s Seafood Restaurants Inc *	5,300	126,140
Media General Inc ‘A’ †	14,200	594,838
Midas Inc *	14,800	272,320
Midway Games Inc * †	26,400	213,576
Monarch Casino & Resort Inc * †	5,500	154,660
Monro Muffler Brake Inc	8,750	284,900
Morgans Hotel Group Co *	9,700	150,932
Morton’s Restaurant Group Inc *	1,900	29,108
Movado Group Inc †	16,600	380,970
MPS Group Inc * †	76,900	1,158,114
MTR Gaming Group Inc *	23,600	221,368
Multimedia Games Inc * †	25,000	253,250
MWI Veterinary Supply Inc *	2,000	72,860
National Presto Industries Inc †	4,300	224,804
Nautilus Inc †	24,325	382,146
Navigant Consulting Inc * †	35,100	795,015
Navigant International Inc *	7,000	112,210
Net 1 U.E.P.S. Technologies Inc *	33,500	916,225
Netflix Inc *	31,600	859,836
NetRatings Inc * †	9,800	136,122
New York & Co Inc * †	10,900	106,493
NIC Inc * †	28,300	204,609
Nu Skin Enterprises Inc ‘A’ †	42,600	632,610
Oakley Inc †	20,400	343,740
O’Charley’s Inc * †	20,500	348,500
On Assignment Inc *	13,500	124,065
Outdoor Channel Holdings Inc *	4,200	43,344
Overstock.com Inc * †	10,800	229,608
Oxford Industries Inc †	11,900	468,979
P.F. Chang’s China Bistro Inc * †	22,000	836,440
Pacific Sunwear of California Inc * †	53,900	966,427
Papa John’s International Inc * †	18,600	617,520
ParkerVision Inc *	9,000	81,900
Parlux Fragrances Inc * †	14,300	138,567
Payless ShoeSource Inc * †	49,300	1,339,481
PeopleSupport Inc *	18,000	242,280
Perficient Inc *	8,900	110,004
Perry Ellis International Inc * †	8,900	225,259
PETCO Animal Supplies Inc *	42,000	858,060
PetMed Express Inc *	17,800	195,266
PHH Corp *	39,400	1,085,076
Phillips-Van Heusen Corp	43,300	1,652,328
Pier 1 Imports Inc †	61,400	428,572
Pinnacle Entertainment Inc *	37,900	1,161,635
Playboy Enterprises Inc ‘B’ * †	22,300	222,554
Playtex Products Inc * †	33,600	350,448
Pre-Paid Legal Services Inc †	9,200	317,400
Prestige Brands Holdings Inc * †	24,600	245,262
priceline.com Inc * †	19,349	577,761
PriceSmart Inc *	400	4,008
PRIMEDIA Inc * †	144,100	263,703
Private Media Group Inc *	6,800	30,260
Progressive Gaming International Corp * †	27,000	210,600
ProQuest Co * †	19,700	242,113
Quiksilver Inc *	84,100	1,024,338
Radio One Inc ‘D’ * †	56,200	415,880
RARE Hospitality International Inc *	28,175	810,313
RC2 Corp *	13,200	510,312
Red Robin Gourmet Burgers Inc * †	12,300	523,488
Regis Corp †	33,800	1,203,618
Renaissance Learning Inc †	5,800	78,590
Rent-A-Center Inc *	48,300	1,200,738
Resources Connection Inc * †	35,600	890,712
Restoration Hardware Inc * †	29,300	210,374
Retail Ventures Inc * †	11,200	199,584
Revlon Inc ‘A’ * †	116,019	146,184
Riviera Holdings Corp * †	5,400	111,780
Rollins Inc	25,425	499,347
Ruby Tuesday Inc †	43,700	1,066,717
Rush Enterprises Inc ‘A’ * †	14,700	267,099
Russ Berrie & Co Inc * †	12,400	152,024
Russell Corp	28,000	508,480
Ruth’s Chris Steak House Inc *	8,700	177,654
Ryan’s Restaurant Group Inc * †	37,100	441,861
Salem Communications Corp ‘A’ * †	7,400	96,274
Schawk Inc †	8,400	147,000
Scholastic Corp * †	24,800	644,056
School Specialty Inc * †	18,100	576,485
Sealy Corp *	10,100	134,027
Select Comfort Corp * †	41,850	961,294
Shoe Carnival Inc *	6,200	147,932
Shuffle Master Inc * †	27,875	913,742
Sinclair Broadcast Group Inc ‘A’ †	33,700	288,472
SIRVA Inc *	29,400	190,218
SITEL Corp *	29,300	114,856
Six Flags Inc * †	61,400	345,068
Skechers U.S.A. Inc ‘A’ * †	10,900	262,799
Sohu.com Inc * †	21,100	544,169
Sonic Automotive Inc †	19,000	421,420
Sonic Corp *	59,300	1,232,847
Source Interlink Cos Inc * †	32,000	380,800
SOURCECORP Inc *	14,900	369,371
Spanish Broadcasting System Inc ‘A’ * †	32,950	168,374
Spectrum Brands Inc *	23,200	299,744
Speedway Motorsports Inc †	11,300	426,462
Spherion Corp * †	49,360	450,163
Stage Stores Inc †	21,599	712,767
Stamps.com Inc * †	15,849	440,919
Standard Parking Corp *	1,500	40,620
Stanley Furniture Co Inc †	12,000	287,640
StarTek Inc	12,500	186,875
Stein Mart Inc	19,400	287,120
Steinway Musical Instruments Inc *	5,400	132,408

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Steven Madden Ltd	17,500	$518,350
Stewart Enterprises Inc ‘A’ †	79,900	459,425
Strayer Education Inc	11,600	1,126,592
Synagro Technologies Inc	65,300	256,629
Take-Two Interactive Software Inc *	48,400	515,944
TeleTech Holdings Inc * †	29,700	376,002
Tempur-Pedic International Inc *	32,800	443,128
Tetra Tech Inc *	42,518	754,269
Texas Roadhouse Inc ‘A’ * †	36,600	494,832
The Advisory Board Co * †	13,800	663,642
The Bon-Ton Stores Inc †	7,800	170,664
The Buckle Inc	5,100	213,537
The Cato Corp ‘A’ †	25,100	648,835
The Children’s Place Retail Stores Inc * †	17,700	1,062,885
The Dress Barn Inc * †	37,140	941,499
The Finish Line Inc ‘A’ †	29,800	352,534
The Geo Group Inc * †	11,500	403,075
The Gymboree Corp * †	26,400	917,664
The Knot Inc *	13,500	282,555
The Men’s Wearhouse Inc	32,900	996,870
The Pantry Inc * †	15,600	897,624
The Pep Boys-Manny, Moe & Jack †	43,000	504,390
The Providence Service Corp * †	12,300	334,929
The Reader’s Digest Association Inc †	78,100	1,090,276
The Sportsman’s Guide Inc *	3,200	97,600
The Steak n Shake Co * †	20,860	315,820
The Stride Rite Corp †	32,500	428,675
The Talbots Inc †	16,700	308,115
The Timberland Co ‘A’ *	34,000	887,400
The Topps Co Inc †	25,500	209,610
The Warnaco Group Inc * †	32,500	607,100
The Wet Seal Inc ‘A’ *	39,700	193,736
The Yankee Candle Co Inc †	30,100	752,801
THQ Inc * †	51,300	1,108,080
TiVo Inc * †	64,700	462,605
Too Inc * †	26,600	1,021,174
Travelzoo Inc *	3,500	106,190
Triarc Cos Inc ‘B’ †	42,400	662,712
True Religion Apparel Inc *	12,800	226,560
Trump Entertainment Resorts Inc *	17,000	342,550
Tuesday Morning Corp †	26,600	349,790
Tupperware Brands Corp	42,800	842,732
Under Armour Inc ‘A’ * †	17,200	733,064
UniFirst Corp †	6,700	231,150
United Natural Foods Inc * †	31,200	1,030,224
United Online Inc	43,650	523,800
United Stationers Inc *	23,400	1,154,088
Universal Electronics Inc *	10,200	180,642
Universal Technical Institute Inc * †	17,000	374,340
USANA Health Sciences Inc * †	8,900	337,310
Vail Resorts Inc * †	22,400	831,040
Valassis Communications Inc * †	36,800	868,112
ValueClick Inc * †	75,900	1,165,065
ValueVision Media Inc ‘A’ * †	22,600	249,278
Vertrue Inc * †	7,300	314,119
Viad Corp	16,400	513,320
Volcom Inc * †	6,600	211,134
Volt Information Sciences Inc * †	7,600	354,160
Waste Connections Inc *	35,500	1,292,200
Waste Industries USA Inc	2,000	45,360
Waste Services Inc *	15,567	139,944
Watson Wyatt Worldwide Inc ‘A’ †	31,280	1,099,179
WebSideStory Inc *	17,100	208,620
West Marine Inc * †	11,500	155,020
Westwood One Inc	44,400	333,000
Weyco Group Inc	800	18,576
Wireless Facilities Inc * †	38,700	106,425
WMS Industries Inc * †	18,500	506,715
Wolverine World Wide Inc	44,000	1,026,520
World Fuel Services Corp	20,400	932,076
World Wrestling Entertainment Inc †	14,500	244,905
Zale Corp * †	35,400	852,786
Zumiez Inc *	8,400	315,588

		181,009,986

Consumer Staples - 1.73%

Alliance One International Inc †	79,000	350,760
Arden Group Inc ‘A’ †	800	90,536
Aurora Foods Inc *	400	4
Casey’s General Stores Inc †	37,300	932,873
Chiquita Brands International Inc †	27,000	372,060
Coca-Cola Bottling Co Consolidated †	3,400	172,618
Diamond Foods Inc	8,300	133,381
Farmer Brothers Co	4,900	106,232
Flowers Foods Inc	38,675	1,107,652
Green Mountain Coffee Roasters Inc * †	1,900	76,323
Imperial Sugar Co	7,400	175,528
Ingles Markets Inc ‘A’	12,700	215,900
J&J Snack Foods Corp	10,100	334,007
Jones Soda Co *	22,500	202,500
Lance Inc †	25,300	582,406
Longs Drug Stores Corp †	21,600	985,392
M&F Worldwide Corp * †	7,300	117,530
Maui Land & Pineapple Co Inc * †	2,500	94,500
Medifast Inc *	11,500	205,505
Nash Finch Co †	12,800	272,512
National Beverage Corp †	5,600	80,360
NBTY Inc *	43,300	1,035,303
Pathmark Stores Inc * †	46,300	435,683
Peet’s Coffee & Tea Inc * †	12,320	371,941
Performance Food Group Co * †	28,600	868,868
Pilgrim’s Pride Corp	27,500	709,500
Premium Standard Farms Inc	10,200	165,546
Ralcorp Holdings Inc *	21,824	928,175
Reddy Ice Holdings Inc	16,000	325,600
Ruddick Corp †	29,000	710,790
Sanderson Farms Inc †	14,550	407,254
Schweitzer-Mauduit International Inc	13,800	298,770
Seaboard Corp †	300	384,000
Sensient Technologies Corp †	34,300	717,213
Smart & Final Inc *	10,300	173,452
Spartan Stores Inc	15,600	228,228
The Boston Beer Co Inc ‘A’ *	10,200	298,758
The Great Atlantic & Pacific Tea Co Inc †	12,000	272,640
The Hain Celestial Group Inc *	23,000	592,480
Tootsie Roll Industries Inc †	23,074	672,146
TreeHouse Foods Inc *	19,800	473,022
Universal Corp †	19,000	707,180
Vector Group Ltd †	29,365	477,185
Weis Markets Inc †	9,400	387,280
Wild Oats Markets Inc * †	24,700	484,120

		18,733,713

Energy - 4.22%

Allis-Chalmers Energy Inc *	6,100	82,899
Alon USA Energy Inc	8,900	280,083
Alpha Natural Resources Inc * †	35,100	688,662
Arena Resources Inc *	5,800	198,882
Atlas America Inc *	12,849	575,764
ATP Oil & Gas Corp * †	15,200	637,336
Atwood Oceanics Inc * †	21,900	1,086,240
Aurora Oil & Gas Corp *	38,000	152,000
Basic Energy Services Inc *	6,300	192,591
Berry Petroleum Co ‘A’ †	23,800	788,970
Bill Barrett Corp * †	18,200	538,902
Bois d’Arc Energy Inc * †	7,000	115,290
Brigham Exploration Co *	41,900	331,429
Bronco Drilling Co Inc *	6,900	144,141

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Callon Petroleum Co *	13,900	$268,826
Capstone Turbine Corp *	57,000	129,960
CARBO Ceramics Inc †	16,800	825,384
Carrizo Oil & Gas Inc * †	18,100	566,711
Clayton Williams Energy Inc * †	5,000	172,700
Complete Production Services Inc *	15,200	359,328
Comstock Resources Inc *	31,800	949,548
Crosstex Energy Inc	5,600	532,448
Dawson Geophysical Co *	8,300	255,391
Delek U.S. Holdings Inc *	2,100	31,920
Dril-Quip Inc * †	9,200	758,448
Edge Petroleum Corp * †	16,500	329,670
Encore Acquisition Co *	37,750	1,012,832
Energy Partners Ltd * †	31,900	604,505
Evergreen Solar Inc * †	53,500	694,430
EXCO Resources Inc *	30,100	343,140
FuelCell Energy Inc * †	39,300	376,494
Gasco Energy Inc * †	54,300	241,635
GeoGlobal Resources Inc *	12,500	61,125
Goodrich Petroleum Corp * †	9,900	281,061
Grey Wolf Inc * †	141,800	1,091,860
Gulf Island Fabrication Inc †	9,900	198,396
Gulfport Energy Corp *	2,700	29,808
Hanover Compressor Co * †	71,300	1,339,014
Harvest Natural Resources Inc * †	32,800	444,112
Hercules Offshore Inc *	12,200	427,000
Hornbeck Offshore Services Inc * †	15,350	545,232
Hydril Co *	13,500	1,060,020
Input/Output Inc * †	52,400	495,180
International Coal Group Inc *	75,800	545,002
James River Coal Co * †	10,300	272,847
KFX Inc * †	54,500	832,760
Lufkin Industries Inc †	10,100	600,243
Mariner Energy Inc *	49,500	909,315
MarkWest Hydrocarbon Inc	850	21,038
Matrix Service Co *	10,500	120,120
McMoRan Exploration Co * †	22,200	390,720
Meridian Resource Corp * †	74,600	261,100
Metretek Technologies Inc *	14,600	250,828
NATCO Group Inc ‘A’ *	12,900	518,580
Newpark Resources Inc * †	72,800	447,720
Oil States International Inc * †	33,800	1,158,664
Ormat Technologies Inc	3,900	148,785
Pacific Ethanol Inc *	18,100	418,472
Parallel Petroleum Corp * †	23,700	585,627
Parker Drilling Co * †	87,900	631,122
Penn Virginia Corp †	13,800	964,344
Petrohawk Energy Corp * †	43,593	549,272
Petroleum Development Corp * †	14,300	539,110
PetroQuest Energy Inc *	33,700	413,836
Pioneer Drilling Co *	26,100	402,984
Plug Power Inc * †	42,742	199,605
Quest Resource Corp *	9,500	128,725
Remington Oil & Gas Corp * †	21,400	940,958
Rentech Inc *	91,200	424,080
Resource America Inc ‘A’ †	11,600	220,980
Rosetta Resources Inc * †	37,400	616,726
RPC Inc †	18,575	451,001
Stone Energy Corp *	19,551	910,099
Sulphco Inc *	18,900	135,324
Superior Well Services Inc * †	6,900	171,810
Swift Energy Co * †	22,600	970,218
Syntroleum Corp * †	37,000	224,590
T-3 Energy Services Inc *	800	15,584
The Exploration Co of Delaware Inc *	27,000	287,820
The Houston Exploration Co *	23,100	1,413,489
Toreador Resources Corp * †	9,500	267,235
Transmeridian Exploration Inc *	41,800	238,260
TransMontaigne Inc *	33,100	371,051
Trico Marine Services Inc *	6,000	204,000
Union Drilling Inc *	4,700	69,842
Universal Compression Holdings Inc *	20,600	1,297,182
Veritas DGC Inc * †	28,200	1,454,556
Warren Resources Inc * †	34,600	496,856
Warrior Energy Service Corp *	9,300	226,269
Western Refining Inc	14,000	302,120
Westmoreland Coal Co *	2,400	56,928
W-H Energy Services Inc * †	23,500	1,194,505
Whiting Petroleum Corp * †	27,350	1,145,144

		45,656,813

Financial Services - 20.55%

1st Source Corp †	8,522	288,299
21st Century Insurance Group †	24,200	348,480
Aames Investment Corp REIT †	47,900	239,021
Acadia Realty Trust REIT	23,500	555,775
Accredited Home Lenders Holding Co * †	14,700	702,807
ACE Cash Express Inc * †	8,700	254,649
Advance America Cash Advance Centers Inc †	50,000	877,000
Advanta Corp ‘B’	14,300	514,085
Advent Software Inc *	18,000	649,260
Affirmative Insurance Holdings Inc †	10,200	159,630
Agree Realty Corp REIT †	8,600	292,142
Alabama National Bancorp	11,100	756,465
Alexander’s Inc REIT * †	1,500	407,640
Alexandria Real Estate Equities Inc REIT	17,900	1,587,372
Alfa Corp †	24,100	399,096
AMCORE Financial Inc	16,200	474,822
American Campus Communities Inc REIT †	16,500	410,025
American Equity Investment Life Holding Co †	34,100	363,506
American Financial Realty Trust REIT	86,800	840,224
American Home Mortgage Investment Corp REIT †	34,801	1,282,765
American Physicians Capital Inc * †	6,600	347,094
AmericanWest Bancorp †	11,360	257,304
Ameris Bancorp †	9,640	223,070
Anchor BanCorp Wisconsin Inc †	17,700	534,009
Anthracite Capital Inc REIT	36,800	447,488
Anworth Mortgage Asset Corp REIT	44,100	366,030
Apollo Investment Corp	60,085	1,110,371
Arbor Realty Trust Inc REIT †	12,600	315,630
Ares Capital Corp	28,200	477,426
Argonaut Group Inc *	24,800	744,992
Arrow Financial Corp	6,281	172,288
Ashford Hospitality Trust Inc REIT †	41,000	517,420
Asset Acceptance Capital Corp * †	9,400	186,120
Asta Funding Inc †	10,500	393,225
Baldwin & Lyons Inc ‘B’	8,600	219,300
BancFirst Corp †	5,200	232,700
BancTrust Financial Group Inc †	4,700	110,309
Bank Mutual Corp	38,347	468,600
Bank of Granite Corp †	9,550	198,926
Bank of the Ozarks Inc †	8,800	293,040
BankAtlantic Bancorp Inc ‘A’	34,900	517,916
BankFinancial Corp †	18,100	313,130
Bankrate Inc * †	9,400	354,944
BankUnited Financial Corp ‘A’ †	23,600	720,272
Banner Corp †	7,100	273,634
Berkshire Hills Bancorp Inc	6,400	227,072
BFC Financial Corp ‘A’ * †	18,800	130,096
BioMed Realty Trust Inc REIT †	41,350	1,238,019
Boston Private Financial Holdings Inc †	25,870	721,773
Bristol West Holdings Inc	11,300	180,800
Brookline Bancorp Inc	45,042	620,228
Cadence Financial Corp	11,541	257,018
Calamos Asset Management Inc ‘A’ †	17,100	495,729
Camden National Corp	3,700	147,630
Capital City Bank Group Inc †	9,656	291,611

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Capital Corp of the West †	7,040	$225,280
Capital Lease Funding Inc REIT †	32,600	371,966
Capital Southwest Corp †	1,700	177,565
Capital Title Group Inc	10,600	78,122
Capital Trust Inc ‘A’ REIT †	7,300	260,026
Capitol Bancorp Ltd †	9,000	350,550
Cardinal Financial Corp	14,200	165,004
Cascade Bancorp †	15,300	436,203
Cash America International Inc	24,200	774,400
Cass Information Systems Inc	1,200	58,428
Cathay General Bancorp †	35,448	1,289,598
Cedar Shopping Centers Inc REIT	21,400	315,008
Centennial Bank Holdings Inc * †	43,700	451,858
Center Financial Corp †	8,400	198,576
Centerstate Banks of Florida Inc	2,300	47,150
CentraCore Properties Trust REIT †	8,000	198,000
Central Pacific Financial Corp †	21,098	816,493
Charter Financial Corp †	1,100	43,406
CharterMac †	38,600	722,206
Chemical Financial Corp †	18,540	567,324
Chittenden Corp †	31,917	825,054
Citizens Banking Corp †	31,600	771,356
Citizens First Bancorp Inc	3,400	90,814
City Bank †	6,400	298,624
City Holding Co †	14,906	538,703
Clayton Holdings Inc *	2,200	28,710
Clifton Savings Bancorp Inc	6,200	67,146
CNA Surety Corp *	8,000	138,240
Coastal Financial Corp †	11,296	147,300
CoBiz Inc †	10,925	246,031
Cohen & Steers Inc †	5,600	132,160
Columbia Bancorp	3,700	92,759
Columbia Banking System Inc	11,875	443,888
Commercial Capital Bancorp Inc	38,132	600,579
Community Bancorp * †	4,600	142,968
Community Bancorp Inc	5,800	245,398
Community Bank System Inc	21,800	439,706
Community Banks Inc †	17,665	459,290
Community Trust Bancorp Inc	11,085	387,199
CompuCredit Corp * †	14,800	568,912
Corporate Office Properties Trust REIT †	24,700	1,039,376
Corus Bankshares Inc †	32,500	850,850
Cousins Properties Inc REIT †	28,300	875,319
Crawford & Co ‘B’ †	23,600	169,448
Credit Acceptance Corp *	4,600	124,844
Crescent Real Estate Equity Co REIT	53,300	989,248
CVB Financial Corp †	45,169	707,347
CyberSource Corp * †	17,000	198,900
Darwin Professional Underwriters Inc *	8,500	150,110
Deerfield Triarc Capital Corp REIT	31,100	403,678
Delphi Financial Group Inc ‘A’	32,540	1,183,154
Deluxe Corp	38,500	672,980
DiamondRock Hospitality Co REIT	40,900	605,729
Digital Insight Corp *	25,600	877,824
Digital Realty Trust Inc REIT †	9,800	241,962
Dime Community Bancshares Inc †	18,475	250,706
Direct General Corp	11,800	199,656
Dollar Financial Corp *	10,400	187,200
Donegal Group Inc ‘A’	9,577	185,890
Doral Financial Corp †	66,500	426,265
Downey Financial Corp	14,200	963,470
EastGroup Properties Inc REIT	15,500	723,540
Education Realty Trust Inc REIT †	25,600	426,240
eFunds Corp * †	37,400	824,670
Electro Rent Corp *	12,700	203,454
EMC Insurance Group Inc †	4,100	117,916
Enterprise Financial Services Corp †	2,700	68,715
Entertainment Properties Trust REIT †	21,800	938,490
Equity Inns Inc REIT †	45,200	748,512
Equity Lifestyle Properties Inc REIT †	15,800	692,514
Equity One Inc REIT †	28,200	589,380
eSpeed Inc ‘A’ * †	23,700	197,421
Euronet Worldwide Inc * †	23,800	913,206
Extra Space Storage Inc REIT	34,450	559,468
F.N.B. Corp FL †	42,540	670,856
Farmers Capital Bank Corp	3,400	111,350
FBL Financial Group Inc ‘A’	9,928	321,667
Federal Agricultural Mortgage Corp ‘C’ †	8,200	227,140
FelCor Lodging Trust Inc REIT †	40,400	878,296
Fidelity Bankshares Inc †	18,650	593,443
Fieldstone Investment Corp REIT	33,900	310,524
Financial Federal Corp †	21,649	602,059
First Acceptance Corp * †	12,400	146,072
First BanCorp †	53,030	493,179
First Bancorp NC †	8,400	176,400
First Busey Corp †	10,500	214,935
First Cash Financial Services Inc *	20,300	400,925
First Charter Corp †	23,000	564,190
First Commonwealth Financial Corp †	50,314	638,988
First Community Bancorp †	15,900	939,372
First Community Bancshares Inc †	7,348	242,411
First Financial Bancorp †	24,842	370,394
First Financial Bankshares Inc †	15,316	559,647
First Financial Corp †	12,700	381,127
First Financial Holdings Inc	11,700	374,400
First Indiana Corp	13,013	338,728
First Industrial Realty Trust Inc REIT †	33,100	1,255,814
First Merchants Corp †	13,606	330,762
First Midwest Bancorp Inc	39,458	1,463,103
First Niagara Financial Group Inc	82,283	1,153,608
First Oak Brook Bancshares Inc †	3,600	133,200
First Place Financial Corp	9,200	211,692
First Potomac Realty Trust REIT	17,400	518,346
First Regional Bancorp * †	2,000	176,000
First Republic Bank †	18,150	831,270
First South Bancorp Inc VA †	2,850	97,556
First State Bancorp	17,000	404,260
FirstFed Financial Corp * †	14,000	807,380
FirstMerit Corp	54,800	1,147,512
Flag Financial Corp	6,000	116,700
Flagstar Bancorp Inc †	30,000	478,800
Flushing Financial Corp	12,125	217,765
FNB Corp	4,700	173,900
FPIC Insurance Group Inc * †	7,700	298,375
Franklin Bank Corp * †	15,900	321,021
Franklin Street Properties Corp REIT	32,100	631,728
Fremont General Corp †	48,700	903,872
Friedman Billings Ramsey Group Inc ‘A’ REIT	101,500	1,113,455
Frontier Financial Corp †	19,599	666,170
GAMCO Investors Inc ‘A’ †	5,000	183,800
GB&T Bancshares Inc †	7,574	164,810
Getty Realty Corp REIT †	13,000	369,720
GFI Group Inc *	7,300	393,835
Glacier Bancorp Inc †	23,906	699,729
Gladstone Capital Corp †	11,800	252,402
Gladstone Investment Corp †	9,700	145,500
Glenborough Realty Trust Inc REIT †	22,600	486,804
Glimcher Realty Trust REIT †	29,900	741,819
Global Cash Access Inc *	20,400	318,852
GMH Communities Trust REIT †	29,360	386,965
Gramercy Capital Corp REIT †	8,950	231,805
Great American Financial Resources Inc	7,450	155,928
Great Southern Bancorp Inc †	7,800	238,134
Greater Bay Bancorp †	40,500	1,164,375
Greene County Bancshares Inc †	6,400	198,144
Greenhill & Co Inc †	14,400	874,944
H&E Equipment Services Inc *	6,200	182,590
Hancock Holding Co †	18,600	1,041,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Hanmi Financial Corp †	30,138	$585,883
Harbor Florida Bancshares Inc †	17,700	657,378
Harleysville Group Inc †	11,100	352,092
Harleysville National Corp †	24,490	519,433
Harris & Harris Group Inc * †	20,600	227,424
Healthcare Realty Trust Inc REIT	32,500	1,035,125
HealthExtras Inc * †	18,600	562,092
Heartland Financial USA Inc †	7,850	209,202
Heartland Payment Systems Inc *	7,300	203,524
Heritage Commerce Corp †	8,800	218,152
Heritage Property Investment Trust Inc REIT	20,900	729,828
Hersha Hospitality Trust REIT †	30,900	287,061
Highland Hospitality Corp REIT †	38,900	547,712
Highwoods Properties Inc REIT †	40,040	1,448,647
Hilb Rogal & Hobbs Co †	24,300	905,661
Home Properties Inc REIT †	27,300	1,515,423
HomeBanc Corp REIT †	41,900	332,686
Horace Mann Educators Corp	36,600	620,370
Horizon Financial Corp †	7,300	200,239
Huntington Bancshares Inc †	39	920
Huron Consulting Group Inc *	10,900	382,481
Hypercom Corp *	39,700	371,195
IBERIABANK Corp	8,525	490,528
Impac Mortgage Holdings Inc REIT †	59,900	669,682
Independence Holding Co †	3,700	82,917
Independent Bank Corp MA	11,200	363,664
Independent Bank Corp MI †	16,197	425,981
Infinity Property & Casualty Corp	14,500	594,500
Inland Real Estate Corp REIT †	50,000	744,000
Innkeepers USA Trust REIT †	30,300	523,584
Integra Bank Corp	14,900	324,075
Interactive Data Corp *	22,200	445,998
Interchange Financial Services Corp NJ †	12,875	289,688
International Bancshares Corp	31,200	857,376
International Securities Exchange Inc †	26,500	1,008,855
Interpool Inc †	4,700	104,434
Intervest Bancshares Corp *	5,900	238,950
INVESTools Inc *	28,100	223,114
Investors Bancorp Inc *	39,300	532,515
Investors Real Estate Trust REIT	41,600	375,648
Irwin Financial Corp †	11,900	230,741
ITLA Capital Corp †	4,100	215,578
Jack Henry & Associates Inc †	63,500	1,248,410
James River Group Inc *	3,500	87,150
JER Investors Trust Inc REIT †	13,300	206,815
John H. Harland Co	22,000	957,000
Kansas City Life Insurance Co †	2,000	84,340
Kearny Financial Corp †	16,200	239,760
Kite Realty Group Trust REIT †	21,110	329,105
KKR Financial Corp REIT	55,200	1,148,712
KNBT Bancorp Inc	21,400	353,528
Knight Capital Group Inc ‘A’ * †	77,300	1,177,279
Kronos Inc * †	23,712	858,612
LaBranche & Co Inc * †	39,200	474,712
Lakeland Bancorp Inc †	10,602	166,133
Lakeland Financial Corp †	8,900	216,181
LandAmerica Financial Group Inc †	12,700	820,420
LaSalle Hotel Properties REIT †	30,400	1,407,520
Lexington Corporate Properties Trust REIT	36,400	786,240
Longview Fibre Co REIT †	38,600	736,874
LTC Properties Inc REIT †	16,800	375,480
Luminent Mortgage Capital Inc REIT †	29,000	268,540
Macatawa Bank Corp †	10,200	238,578
MAF Bancorp Inc †	24,361	1,043,625
Maguire Properties Inc REIT †	30,700	1,079,719
MainSource Financial Group Inc †	11,105	193,560
MarketAxess Holdings Inc * †	22,600	248,826
Marlin Business Services Corp * †	4,700	106,032
MB Financial Inc †	15,650	553,384
MBT Financial Corp †	9,754	156,064
MCG Capital Corp †	38,200	607,380
McGrath RentCorp	16,300	453,303
Meadowbrook Insurance Group Inc *	21,500	178,880
Medallion Financial Corp	5,600	72,576
Medical Properties Trust Inc REIT	21,300	235,152
Mercantile Bank Corp	5,912	235,593
Mercantile Bankshares Corp	1	36
MetroCorp Bancshares Inc	600	17,568
MFA Mortgage Investments Inc REIT	72,100	496,048
Mid-America Apartment Communities Inc REIT	15,800	880,850
Mid-State Bancshares †	19,900	557,200
Midwest Banc Holdings Inc †	12,000	267,000
Morningstar Inc * †	8,500	352,580
MortgageIT Holdings Inc REIT †	15,950	192,357
Move Inc * †	84,100	460,868
MVC Capital Inc	7,700	103,488
Nara Bancorp Inc †	15,700	294,375
NASB Financial Inc †	500	16,885
National Financial Partners Corp †	27,700	1,227,387
National Health Investors Inc REIT †	17,400	467,886
National Interstate Corp	8,700	235,944
National Penn Bancshares Inc †	34,491	684,996
National Retail Properties Inc REIT †	42,800	853,860
National Western Life Insurance Co ‘A’	1,700	407,405
Nationwide Health Properties Inc REIT	55,300	1,244,803
Navigators Group Inc *	9,400	411,908
NBT Bancorp Inc †	25,395	589,926
NCO Group Inc *	23,900	631,916
NetBank Inc †	34,300	227,409
NewAlliance Bancshares Inc †	81,500	1,166,265
Newcastle Investment Corp REIT †	32,600	825,432
NGP Capital Resources Co †	19,582	286,485
Northern Empire Bankshares * †	4,305	103,320
NorthStar Realty Finance Corp REIT	30,500	366,305
Northwest Bancorp Inc †	13,800	365,700
NovaStar Financial Inc REIT †	24,300	768,123
NYMAGIC Inc	1,400	40,670
OceanFirst Financial Corp	6,255	138,986
Ocwen Financial Corp * †	25,300	321,563
Odyssey Re Holdings Corp †	7,100	187,085
Ohio Casualty Corp	47,100	1,400,283
Old National Bancorp IN	51,595	1,030,352
Old Second Bancorp Inc †	12,666	392,646
Omega Financial Corp †	7,000	219,170
Omega Healthcare Investors Inc REIT	48,100	635,882
Online Resources Corp * †	14,300	147,862
Open Solutions Inc *	18,000	478,980
optionsXpress Holdings Inc	15,400	358,974
Oriental Financial Group Inc	15,513	197,946
Pacific Capital Bancorp	33,587	1,045,227
Park National Corp †	9,034	892,650
Parkway Properties Inc REIT †	12,600	573,300
Partners Trust Financial Group Inc †	32,468	370,460
PennFed Financial Services Inc †	7,092	132,266
Pennsylvania REIT †	27,142	1,095,723
Penson Worldwide Inc *	9,300	160,053
Peoples Bancorp Inc †	8,595	256,475
PFF Bancorp Inc	18,170	602,517
PICO Holdings Inc * †	6,300	203,175
Pinnacle Financial Partners Inc * †	11,300	343,859
Piper Jaffray Cos * †	16,000	979,360
Placer Sierra Bancshares †	12,700	294,513
PMA Capital Corp ‘A’ *	30,400	313,120
Portfolio Recovery Associates Inc * †	13,500	616,950
Post Properties Inc REIT †	31,600	1,432,744
Potlatch Corp REIT †	27,551	1,040,050
Preferred Bank †	5,000	268,050
PremierWest Bancorp †	6,190	89,322

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Presidential Life Corp †	15,900	$390,822
PRG-Schultz International Inc * †	100	45
PrivateBancorp Inc †	13,200	546,612
ProAssurance Corp * †	23,050	1,110,549
Prosperity Bancshares Inc †	17,700	582,153
Provident Bankshares Corp †	24,408	888,207
Provident Financial Services Inc	47,089	845,248
Provident New York Bancorp †	31,434	415,557
PS Business Parks Inc REIT	11,800	696,200
QC Holdings Inc * †	500	6,755
R&G Financial Corp ‘B’ †	24,500	210,455
RAIT Investment Trust REIT †	24,000	700,800
Ramco-Gershenson Properties Trust REIT †	11,668	314,219
Realty Income Corp REIT	57,200	1,252,680
Redwood Trust Inc REIT †	15,600	761,748
Renasant Corp †	7,046	284,306
Republic Bancorp Inc KY ‘A’ †	7,053	145,292
Republic Bancorp Inc MI †	53,563	663,646
Republic Property Trust REIT	28,500	281,580
Rewards Network Inc *	12,300	100,491
RLI Corp †	15,300	737,154
Rockville Financial Inc * †	7,400	108,928
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,413	82,868
S&T Bancorp Inc †	19,200	638,016
S.Y. Bancorp Inc †	8,925	245,259
S1 Corp * †	52,518	252,086
Safety Insurance Group Inc †	12,600	599,130
Sanders Morris Harris Group Inc	9,900	149,589
Sandy Spring Bancorp Inc	10,950	394,857
Santander BanCorp †	2,715	66,843
Saul Centers Inc REIT	8,900	362,942
Saxon Capital Inc REIT	37,000	423,280
SCBT Financial Corp †	6,415	228,695
SCPIE Holdings Inc *	4,200	97,650
Seabright Insurance Holdings Inc *	16,500	265,815
Seacoast Banking Corp of Florida †	9,710	258,577
Security Bank Corp †	6,400	142,528
Selective Insurance Group Inc †	20,400	1,139,748
Senior Housing Properties Trust REIT †	43,500	779,085
Shore Bancshares Inc	3,000	81,390
Sierra Bancorp †	1,000	26,220
Signature Bank *	18,700	605,506
Simmons First National Corp ‘A’ †	10,600	307,506
Sizeler Property Investors Inc REIT †	9,500	152,570
Smithtown Bancorp Inc	2,300	55,568
Sotheby’s Holdings Inc ‘A’ * †	42,100	1,105,125
Sound Federal Bancorp Inc †	5,600	116,424
Southside Bancshares Inc †	12,103	270,143
Southwest Bancorp Inc	14,400	367,200
Sovran Self Storage Inc REIT	11,200	568,848
Spirit Finance Corp REIT †	60,600	682,356
State Auto Financial Corp	10,400	338,416
State National Bancshares Inc	5,300	201,983
Sterling Bancorp	18,792	366,444
Sterling Bancshares Inc	39,050	732,188
Sterling Financial Corp PA †	22,863	500,700
Sterling Financial Corp WA	28,300	863,433
Stewart Information Services Corp †	12,300	446,613
Stifel Financial Corp * †	6,300	222,453
Strategic Hotels & Resorts Inc REIT	49,550	1,027,667
Suffolk Bancorp †	9,300	304,575
Summit Bancshares Inc TX	3,900	82,719
Sun Bancorp Inc NJ * †	11,068	179,744
Sun Communities Inc REIT	14,500	471,685
Sunstone Hotel Investors Inc REIT †	39,700	1,153,682
Superior Bancorp * †	4,600	50,600
Susquehanna Bancshares Inc	34,471	823,857
SVB Financial Group * †	28,400	1,291,064
SWS Group Inc	14,330	345,640
Tanger Factory Outlet Centers Inc REIT †	22,900	741,273
Tarragon Corp †	6,850	94,872
Taylor Capital Group Inc †	2,200	89,782
Technology Investment Capital Corp †	7,600	111,340
Texas Capital Bancshares Inc * †	17,200	400,760
Texas Regional Bancshares Inc ‘A’	34,017	1,289,925
Texas United Bancshares Inc	9,000	253,350
The Bancorp Inc *	7,870	196,829
The BISYS Group Inc *	83,200	1,139,840
The Commerce Group Inc	37,200	1,098,888
The Enstar Group Inc * †	1,400	129,066
The Midland Co †	7,300	277,254
The Mills Corp REIT	39,300	1,051,275
The Phoenix Cos Inc †	79,200	1,115,136
TheStreet.com Inc	11,700	149,994
Thomas Weisel Partners Group Inc *	8,500	161,585
TierOne Corp †	14,700	496,419
TNS Inc *	14,700	304,143
Tompkins Trustco Inc	6,830	293,690
Tower Group Inc †	14,600	441,650
TradeStation Group Inc * †	19,000	240,730
Triad Guaranty Inc *	8,100	395,928
Trico Bancshares †	10,200	279,276
TrustCo Bank Corp NY †	55,508	611,698
Trustmark Corp †	36,400	1,127,308
Trustreet Properties Inc REIT †	50,000	659,500
U.S.B. Holding Co Inc †	8,750	196,875
UCBH Holdings Inc †	75,400	1,247,116
UMB Financial Corp	21,582	719,544
Umpqua Holdings Corp †	41,533	1,065,318
Union Bankshares Corp †	6,500	280,410
United Bankshares Inc †	30,100	1,102,563
United Community Banks Inc †	25,049	762,492
United Community Financial Corp †	20,024	240,288
United Fire & Casualty Co †	15,300	460,989
United PanAm Financial Corp *	5,200	158,080
United Security Bancshares	1,500	32,085
Universal American Financial Corp *	24,900	327,435
Universal Health Realty Income Trust REIT †	10,800	338,580
Univest Corp of Pennsylvania †	8,499	234,742
Urstadt Biddle Properties Inc ‘A’ REIT †	15,600	254,124
USI Holdings Corp *	34,200	458,622
U-Store-It Trust REIT	31,480	593,713
Value Line Inc	300	12,810
Vineyard National Bancorp †	10,400	279,760
Virginia Commerce Bancorp Inc * †	11,496	274,754
Virginia Financial Group Inc †	5,343	225,581
W Holding Co Inc †	82,400	547,960
Waddell & Reed Financial Inc ‘A’ †	60,300	1,239,768
Washington REIT †	30,000	1,101,000
Washington Trust Bancorp Inc †	11,800	327,096
Wauwatosa Holdings Inc *	1,900	32,414
WesBanco Inc †	19,500	604,305
West Bancorp Inc †	12,369	230,929
West Coast Bancorp	10,900	321,223
Westamerica Bancorp †	25,200	1,234,044
Western Alliance Bancorp *	6,900	239,982
Westfield Financial Inc †	2,200	61,446
Williams Scotsman International Inc * †	25,400	554,736
Willow Grove Bancorp Inc	5,600	89,096
Wilshire Bancorp Inc †	11,300	203,626
Windrose Medical Properties Trust REIT	8,600	125,560
Winston Hotels Inc REIT †	19,600	240,100
Winthrop Realty Trust REIT	5,800	34,452
Wintrust Financial Corp †	18,000	915,300
World Acceptance Corp *	15,900	564,768
Wright Express Corp *	29,800	856,452
WSFS Financial Corp	5,300	325,685

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Yardville National Bancorp †	8,000	$285,840
Zenith National Insurance Corp	24,950	989,767

		222,487,959

Health Care - 10.19%

Abaxis Inc * †	17,300	387,001
ABIOMED Inc * †	13,100	169,907
ACADIA Pharmaceuticals Inc *	11,800	99,592
Adams Respiratory Therapeutics Inc * †	21,200	945,944
Adeza Biomedical Corp * †	14,300	200,486
Adolor Corp * †	36,000	900,360
Advanced Magnetics Inc *	7,600	229,672
ADVENTRX Pharmaceuticals Inc *	25,200	79,884
Affymetrix Inc *	47,800	1,223,680
Air Methods Corp *	9,600	251,328
Akorn Inc *	21,300	84,774
Albany Molecular Research Inc *	25,500	272,340
Alexion Pharmaceuticals Inc * †	25,200	910,224
Align Technology Inc * †	48,200	356,198
Alkermes Inc * †	65,100	1,231,692
Alliance Imaging Inc * †	8,300	53,120
Allscripts Healthcare Solutions Inc * †	30,400	533,520
Alnylam Pharmaceuticals Inc *	20,300	306,124
Alpharma Inc ‘A’ †	31,400	754,856
Altus Pharmaceuticals Inc *	2,400	44,280
Amedisys Inc * †	13,600	515,440
American Medical Systems Holdings Inc * †	56,500	940,725
American Oriental Bioengineering Inc *	23,800	131,614
American Retirement Corp * †	26,600	871,682
AMERIGROUP Corp *	36,100	1,120,544
AmSurg Corp * †	22,000	500,500
Anadys Pharmaceuticals Inc *	13,800	40,296
Analogic Corp †	10,200	475,422
Andrx Corp * †	54,600	1,266,174
AngioDynamics Inc *	7,100	192,055
Applera Corp-Celera Genomics Group * †	56,999	738,137
Apria Healthcare Group Inc *	31,600	597,240
Arena Pharmaceuticals Inc * †	30,400	352,032
ARIAD Pharmaceuticals Inc * †	46,000	207,460
Array BioPharma Inc * †	34,900	300,140
Arrow International Inc	16,800	552,216
ArthroCare Corp * †	19,300	810,793
Aspect Medical Systems Inc * †	12,100	211,024
AtheroGenics Inc * †	33,100	431,955
Auxilium Pharmaceuticals Inc *	10,300	80,134
AVANIR Pharmaceuticals ‘A’ * †	17,299	118,325
AVI BioPharma Inc *	49,600	186,000
Bentley Pharmaceuticals Inc * †	13,300	145,768
BioCryst Pharmaceuticals Inc *	20,500	293,765
Bioenvision Inc * †	36,700	195,611
BioMarin Pharmaceutical Inc *	63,200	908,184
Bio-Rad Laboratories Inc ‘A’ * †	13,800	896,172
Bio-Reference Laboratories Inc * †	10,800	235,008
Biosite Inc * †	14,100	643,806
Bradley Pharmaceuticals Inc *	14,900	151,980
Bruker BioSciences Corp *	21,100	113,096
Candela Corp *	15,600	247,416
Capital Senior Living Corp *	8,600	88,408
Caraco Pharmaceutical Laboratories Ltd * †	4,400	40,260
Cell Genesys Inc * †	33,800	169,676
Centene Corp * †	34,200	804,726
Cepheid * †	44,200	429,182
Cerus Corp *	14,200	101,246
Chattem Inc * †	15,500	470,735
Coley Pharmaceutical Group Inc * †	8,600	99,330
Combinatorx Inc *	12,700	111,633
Computer Programs & Systems Inc	9,000	359,640
Conceptus Inc *	12,900	175,956
CONMED Corp *	20,750	429,525
Connetics Corp * †	25,300	297,528
Conor Medsystems Inc * †	22,100	609,739
CorVel Corp *	6,500	162,500
CoTherix Inc * †	8,300	71,463
Cubist Pharmaceuticals Inc * †	42,700	1,075,186
CV Therapeutics Inc * †	37,000	516,890
Cyberonics Inc * †	16,600	353,912
Cypress Bioscience Inc * †	31,800	195,252
Cytokinetics Inc *	11,400	71,706
Datascope Corp †	10,800	333,072
deCODE genetics Inc * †	47,700	295,263
Dendreon Corp * †	64,700	313,148
Depomed Inc *	36,500	214,255
DexCom Inc * †	14,400	195,552
Diagnostic Products Corp	18,400	1,070,328
Digene Corp * †	11,300	437,762
Diversa Corp * †	22,500	217,350
DJO Inc *	16,800	618,744
DURECT Corp * †	41,100	159,057
Eclipsys Corp * †	33,500	608,360
Emeritus Corp *	300	5,625
Emisphere Technologies Inc *	23,400	199,602
Encore Medical Corp *	33,500	161,135
Encysive Pharmaceuticals Inc * †	51,200	354,816
Enzo Biochem Inc * †	20,251	305,385
Enzon Pharmaceuticals Inc *	40,100	302,354
eResearchTechnology Inc * †	40,724	370,588
ev3 Inc * †	10,500	155,505
Exelixis Inc * †	62,100	624,105
Five Star Quality Care Inc *	18,500	204,795
FoxHollow Technologies Inc * †	13,200	360,624
Genesis HealthCare Corp *	16,300	772,131
Genitope Corp * †	18,200	115,024
Genomic Health Inc *	4,500	52,965
Genta Inc *	77,900	127,756
Gentiva Health Services Inc *	19,900	318,997
Geron Corp * †	53,000	365,700
Greatbatch Inc * †	13,900	328,040
GTx Inc * †	3,000	27,300
Haemonetics Corp * †	20,200	939,502
Hana Biosciences Inc *	15,800	143,306
Healthcare Services Group Inc †	20,147	422,080
Healthspring Inc *	10,400	195,000
HealthTronics Inc *	25,900	198,135
Healthways Inc * †	26,500	1,394,960
Hi-Tech Pharmacal Co Inc *	7,400	122,618
Hologic Inc *	34,900	1,722,664
Horizon Health Corp * †	14,800	309,024
Human Genome Sciences Inc * †	102,600	1,097,820
Hythiam Inc *	26,600	185,402
ICOS Corp * †	51,400	1,130,286
ICU Medical Inc * †	10,600	447,744
Idenix Pharmaceuticals Inc * †	12,600	118,440
I-Flow Corp * †	17,100	185,022
Illumina Inc *	30,900	916,494
Immucor Inc *	50,194	965,221
Incyte Corp * †	61,900	284,740
Indevus Pharmaceuticals Inc *	44,700	244,509
Integra LifeSciences Holdings Corp * †	16,300	632,603
InterMune Inc * †	23,500	386,575
IntraLase Corp * †	12,300	205,902
Invacare Corp	24,200	602,096
Inverness Medical Innovations Inc * †	18,300	516,609
IRIS International Inc *	16,800	221,088
Isis Pharmaceuticals Inc * †	59,200	358,160
Kendle International Inc *	10,500	385,665
Kensey Nash Corp * †	6,600	194,700
Keryx Biopharmaceuticals Inc * †	27,600	391,920
Kindred Healthcare Inc * †	22,100	574,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
KV Pharmaceutical Co ‘A’ * †	28,650	$534,609
Kyphon Inc * †	30,600	1,173,816
Landauer Inc	6,700	320,930
Laserscope * †	16,500	508,365
LCA-Vision Inc †	16,700	883,597
Lexicon Genetics Inc * †	47,800	209,842
LHC Group Inc *	4,500	89,640
LifeCell Corp * †	27,000	834,840
Luminex Corp * †	23,700	412,143
Magellan Health Services Inc * †	29,500	1,336,645
MannKind Corp * †	16,600	353,746
Martek Biosciences Corp * †	25,500	738,225
Matria Healthcare Inc * †	17,962	384,746
Maxygen Inc *	21,000	157,080
Medarex Inc * †	92,200	886,042
MedCath Corp * †	7,700	145,068
Medical Action Industries Inc *	3,700	81,733
Medicines Co * †	37,100	725,305
Medicis Pharmaceutical Corp ‘A’ †	43,300	1,039,200
Mentor Corp †	30,800	1,339,800
Meridian Bioscience Inc †	12,800	319,360
Merit Medical Systems Inc * †	20,065	276,094
Metabasis Therapeutics Inc *	9,300	70,959
MGI PHARMA Inc * †	60,700	1,305,050
Molecular Devices Corp *	12,600	385,056
Molina Healthcare Inc * †	9,000	342,450
Momenta Pharmaceuticals Inc *	11,900	151,249
Monogram Biosciences Inc * †	96,400	190,872
Myogen Inc *	29,600	858,400
Myriad Genetics Inc * †	27,100	684,275
Nabi Biopharmaceuticals * †	43,500	249,690
Nastech Pharmaceutical Co Inc * †	19,500	308,100
National Healthcare Corp †	4,800	213,840
Natus Medical Inc *	17,900	177,031
Nektar Therapeutics * †	69,800	1,280,132
Neurocrine Biosciences Inc * †	33,000	349,800
NeuroMetrix Inc * †	11,000	335,060
New River Pharmaceuticals Inc * †	9,700	276,450
Nighthawk Radiology Holdings Inc *	1,500	26,910
Northfield Laboratories Inc * †	24,700	244,283
Northstar Neuroscience Inc *	1,700	17,646
Novavax Inc *	55,600	280,224
Noven Pharmaceuticals Inc * †	17,500	313,250
NPS Pharmaceuticals Inc * †	44,400	216,672
NuVasive Inc * †	28,300	515,909
Nuvelo Inc *	38,366	638,794
NxStage Medical Inc *	15,400	134,442
Odyssey HealthCare Inc * †	26,450	464,726
Omnicell Inc *	16,100	222,502
Onyx Pharmaceuticals Inc * †	34,400	578,952
Option Care Inc †	25,375	303,992
OraSure Technologies Inc * †	39,900	379,848
OSI Pharmaceuticals Inc *	44,000	1,450,240
Owens & Minor Inc	29,700	849,420
Pain Therapeutics Inc * †	26,300	219,605
Palomar Medical Technologies Inc * †	14,100	643,383
Panacos Pharmaceuticals Inc *	28,400	156,768
Par Pharmaceutical Cos Inc * †	22,800	420,888
PAREXEL International Corp * †	20,100	579,885
Penwest Pharmaceuticals Co * †	19,400	423,502
Peregrine Pharmaceuticals Inc *	159,000	252,810
Perrigo Co	63,100	1,015,910
Per-Se Technologies Inc * †	28,356	714,004
Pharmion Corp * †	21,200	361,036
Phase Forward Inc * †	22,400	258,048
PolyMedica Corp †	17,074	613,981
POZEN Inc * †	26,200	184,448
PRA International * †	9,300	207,111
Progenics Pharmaceuticals Inc * †	15,000	360,900
PSS World Medical Inc *	52,600	928,390
Psychiatric Solutions Inc * †	41,900	1,200,854
Quality Systems Inc †	14,000	515,480
Quidel Corp *	17,200	163,400
Radiation Therapy Services Inc * †	8,900	239,499
Regeneron Pharmaceuticals Inc * †	30,200	387,164
RehabCare Group Inc * †	16,400	285,032
Renovis Inc * †	16,100	246,491
Res-Care Inc *	14,900	298,000
Rigel Pharmaceuticals Inc * †	17,000	165,410
Salix Pharmaceuticals Ltd * †	38,100	468,630
Sangamo Biosciences Inc *	27,700	163,430
Santarus Inc *	26,600	176,890
Savient Pharmaceuticals Inc * †	45,800	240,450
Sciele Pharma Inc * †	21,600	500,904
Serologicals Corp * †	27,500	864,600
SFBC International Inc * †	16,800	254,688
Sirna Therapeutics Inc *	20,800	118,560
Sirona Dental Systems Inc	11,100	439,782
Solexa Inc *	11,700	99,450
Somaxon Pharmaceuticals Inc *	7,000	109,270
SonoSite Inc * †	13,800	538,752
Spectranetics Corp *	17,400	186,528
Stereotaxis Inc * †	12,300	132,717
STERIS Corp	51,700	1,181,862
Sun Healthcare Group Inc *	11,900	103,411
Sunrise Senior Living Inc * †	32,900	909,685
SuperGen Inc * †	36,600	132,858
SurModics Inc * †	11,800	426,098
Symbion Inc * †	9,800	203,448
Symmetry Medical Inc * †	21,100	324,940
Tanox Inc * †	18,000	248,940
Telik Inc * †	38,700	638,550
ThermoGenesis Corp * †	37,100	152,852
Thoratec Corp * †	38,987	540,750
Trimeris Inc * †	13,100	150,519
TriPath Imaging Inc *	23,300	154,246
United Surgical Partners International Inc * †	31,299	941,161
United Therapeutics Corp * †	18,600	1,074,522
Valeant Pharmaceuticals International	64,900	1,098,108
Ventana Medical Systems Inc *	21,300	1,004,934
Viasys Healthcare Inc * †	24,000	614,400
ViroPharma Inc *	45,200	389,624
Visicu Inc *	2,500	44,125
VistaCare Inc ‘A’ * †	12,400	150,040
Vital Images Inc *	11,900	293,930
Vital Signs Inc	5,100	252,603
West Pharmaceutical Services Inc	23,900	867,092
Wright Medical Group Inc * †	21,900	458,367
Xenoport Inc *	9,200	166,612
Young Innovations Inc	1,900	66,937
ZOLL Medical Corp *	10,000	327,600
ZymoGenetics Inc * †	24,100	457,177

		110,327,503

Integrated Oils - 0.31%

Delta Petroleum Corp * †	39,200	671,496
Giant Industries Inc *	11,800	785,290
GMX Resources Inc *	7,600	234,992
KCS Energy Inc * †	39,800	1,182,060
RAM Energy Resources Inc *	300	1,716
Vaalco Energy Inc *	49,800	486,048

		3,361,602

Materials & Processing - 8.03%

A. Schulman Inc	20,700	473,823
A.M. Castle & Co	5,600	180,600
AAON Inc †	4,700	120,602
Acuity Brands Inc †	33,200	1,291,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
AEP Industries Inc *	3,000	$100,260
Affordable Residential Communities Inc * †	25,300	271,975
AK Steel Holding Corp * †	85,200	1,178,316
Albany International Corp ‘A’ †	19,728	836,270
Aleris International Inc *	23,200	1,063,720
Alico Inc †	2,800	154,308
AMCOL International Corp †	16,200	426,870
American Vanguard Corp †	13,067	202,272
Ameron International Corp	6,500	435,630
Ampco-Pittsburgh Corp	3,200	91,680
Amrep Corp	200	10,864
Apogee Enterprises Inc †	20,800	305,760
AptarGroup Inc	24,200	1,200,562
Arch Chemicals Inc	17,700	638,085
Avatar Holdings Inc * †	4,400	250,668
Balchem Corp †	6,450	145,125
Barnes Group Inc	27,800	554,610
Beacon Roofing Supply Inc * †	35,999	792,338
Bluegreen Corp * †	15,500	177,630
BlueLinx Holdings Inc †	9,300	121,179
Bowater Inc †	40,700	925,925
Brady Corp ‘A’	30,900	1,138,356
Brookfield Homes Corp †	11,205	369,205
Brush Engineered Materials Inc * †	14,400	300,240
Buckeye Technologies Inc * †	25,300	193,292
Builders FirstSource Inc * †	11,100	225,996
Building Materials Holding Corp †	23,900	666,093
Cabot Microelectronics Corp * †	16,800	509,208
Calgon Carbon Corp †	29,400	179,046
California Coastal Communities Inc * †	4,700	150,400
Cambrex Corp	17,500	364,525
Caraustar Industries Inc * †	28,400	255,600
Century Aluminum Co *	18,400	656,696
Ceradyne Inc * †	21,075	1,043,002
CF Industries Holdings Inc	35,200	501,952
Chaparral Steel Co *	17,000	1,224,340
Chesapeake Corp †	19,300	316,713
China BAK Battery Inc *	14,200	120,842
CIRCOR International Inc	11,600	353,684
CLARCOR Inc	40,800	1,215,432
Clean Harbors Inc *	12,900	519,999
Cleveland-Cliffs Inc †	16,300	1,292,427
Coeur d’Alene Mines Corp * †	217,100	1,044,251
Comfort Systems USA Inc	29,800	425,842
Compass Minerals International Inc	21,000	523,950
CompX International Inc	800	14,320
Consolidated-Tomoka Land Co †	4,200	231,588
Delta & Pine Land Co †	26,320	773,808
Deltic Timber Corp	8,700	490,419
DHB Industries Inc *	27,900	43,803
Drew Industries Inc * †	13,700	443,880
Dycom Industries Inc *	32,600	694,054
Dynamic Materials Corp †	10,200	344,046
ElkCorp †	18,150	504,026
EMCOR Group Inc * †	23,600	1,148,612
Encore Wire Corp * †	17,150	616,371
Energy Conversion Devices Inc * †	30,600	1,114,758
EnerSys * †	34,500	721,050
ENGlobal Corp *	5,300	41,287
Ennis Inc †	19,800	389,664
Ferro Corp †	34,600	552,216
Georgia Gulf Corp †	28,500	713,070
Gibraltar Industries Inc	17,899	519,071
Glatfelter †	32,900	522,123
Gold Kist Inc * †	34,700	463,939
Goodman Global Inc *	12,200	185,196
GrafTech International Ltd * †	81,600	473,280
Granite Construction Inc	25,650	1,161,176
Graphic Packaging Corp * †	56,000	212,240
Greif Inc ‘A’	10,900	817,064
Griffon Corp * †	24,570	641,277
H.B. Fuller Co	21,800	949,826
Hecla Mining Co * †	98,800	518,700
Hercules Inc *	84,300	1,286,418
Hexcel Corp *	64,000	1,005,440
HouseValues Inc *	4,300	29,799
InfraSource Services Inc *	16,300	296,823
Innospec Inc	9,100	231,322
Insituform Technologies Inc ‘A’ * †	20,100	460,089
Insteel Industries Inc	12,400	300,080
Integrated Electrical Services Inc *	6,200	108,314
Interface Inc ‘A’ *	35,400	405,330
Interline Brands Inc * †	16,800	392,784
Jacuzzi Brands Inc *	62,600	550,880
Kaydon Corp †	20,900	779,779
Koppers Holdings Inc	3,400	67,966
Kronos Worldwide Inc †	4,604	134,667
Layne Christensen Co * †	8,900	252,315
LB Foster Co ‘A’ *	5,000	121,350
Lone Star Technologies Inc *	24,400	1,318,088
LSI Industries Inc	14,800	251,452
MacDermid Inc †	20,500	590,400
Maverick Tube Corp * †	27,300	1,725,087
Medis Technologies Ltd * †	12,693	257,414
Mercer International Inc * †	18,600	161,448
Metal Management Inc	21,700	664,454
MGP Ingredients Inc	9,300	215,946
Minerals Technologies Inc	14,700	764,400
Mobile Mini Inc * †	26,100	763,686
Mueller Industries Inc	29,400	971,082
Mueller Water Products Inc ‘A’ *	24,100	419,581
Myers Industries Inc †	23,979	412,199
NCI Building Systems Inc * †	15,100	802,867
Neenah Paper Inc †	11,787	358,914
Newkirk Realty Trust Inc †	14,300	248,248
NewMarket Corp †	13,900	681,934
NL Industries Inc †	7,100	76,325
NN Inc †	18,000	222,300
NS Group Inc *	15,200	837,216
NuCO2 Inc * †	14,800	355,792
Olin Corp †	53,548	960,116
Olympic Steel Inc	4,600	162,794
OM Group Inc * †	21,700	669,445
OMNOVA Solutions Inc *	20,200	114,736
Oregon Steel Mills Inc * †	27,600	1,398,216
Perini Corp * †	13,600	306,000
Pioneer Cos Inc *	8,700	237,336
PolyOne Corp *	71,100	624,258
PW Eagle Inc	9,500	287,280
Quanex Corp	29,949	1,289,903
RBC Bearings Inc *	11,600	263,320
Rock-Tenn Co ‘A’	23,600	376,420
Rockwood Holdings Inc * †	22,100	508,521
Rogers Corp * †	11,700	659,178
Royal Gold Inc †	16,900	470,158
RTI International Metals Inc * †	18,200	1,016,288
Ryerson Inc †	20,022	540,594
Schnitzer Steel Industries Inc ‘A’ †	16,750	594,290
Senomyx Inc * †	18,100	261,183
Shiloh Industries Inc *	200	3,008
Silgan Holdings Inc †	17,200	636,572
Simpson Manufacturing Co Inc †	27,400	987,770
Spartech Corp †	21,600	488,160
Steel Technologies Inc †	8,000	155,520
Stepan Co	2,800	88,424
Sterling Construction Co Inc *	5,800	160,080
Stillwater Mining Co * †	30,610	388,135
Superior Essex Inc * †	12,600	377,118

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Symyx Technologies Inc * †	26,700	$644,805
Tejon Ranch Co * †	6,750	277,830
Terra Industries Inc * †	62,900	400,673
Texas Industries Inc †	17,100	908,010
The Andersons Inc †	10,600	441,066
The Lamson & Sessions Co *	8,200	232,552
The Standard Register Co	13,800	163,530
Trammell Crow Co * †	26,700	939,039
Tredegar Corp	25,200	398,664
Trex Co Inc * †	8,800	227,832
Tronox Inc ‘A’ †	20,000	259,600
Tronox Inc ‘B’	6,100	80,337
U.S. Concrete Inc *	19,100	211,055
UAP Holding Corp	33,500	730,635
Universal Forest Products Inc †	12,400	777,852
USEC Inc †	64,300	761,955
Valmont Industries Inc	13,400	622,966
W.R. Grace & Co * †	53,800	629,460
Washington Group International Inc	22,000	1,173,480
Watsco Inc †	19,000	1,136,580
Wausau Paper Corp	35,500	441,975
WD-40 Co †	12,400	416,268
Wheeling-Pittsburgh Corp * †	7,400	147,186
Worthington Industries Inc †	53,600	1,122,920
Xerium Technologies Inc	5,100	48,042
Zoltek Cos Inc * †	12,100	361,669

		86,945,832

Multi-Industry - 0.28%

Compass Diversified Trust *	8,900	127,003
GenCorp Inc * †	40,600	650,818
GenTek Inc *	10,100	271,185
Kaman Corp	20,400	371,280
Lancaster Colony Corp †	19,900	785,453
Raven Industries Inc †	11,900	374,850
Sequa Corp ‘A’ * †	5,000	407,500
Star Maritime Acquisition Corp *	5,600	56,896

		3,044,985

Producer Durables - 6.40%

A.O. Smith Corp †	15,000	695,400
A.S.V. Inc * †	14,800	340,992
ACCO Brands Corp *	30,000	657,000
Actuant Corp ‘A’ †	22,100	1,103,895
ADE Corp *	7,700	250,173
Advanced Energy Industries Inc * †	24,400	323,056
American Ecology Corp †	9,700	257,050
American Superconductor Corp * †	24,300	214,569
Andrew Corp *	110,500	979,030
Applied Films Corp * †	13,900	396,011
Applied Industrial Technologies Inc	36,374	884,252
Argon ST Inc * †	6,400	170,432
ARRIS Group Inc * †	79,100	1,037,792
Astec Industries Inc * †	12,600	429,912
Asyst Technologies Inc *	42,000	316,260
ATMI Inc * †	26,000	640,120
Audiovox Corp ‘A’ * †	17,500	239,050
Axcelis Technologies Inc * †	74,700	440,730
Badger Meter Inc †	6,900	186,300
Baldor Electric Co †	23,800	744,702
Basin Water Inc *	11,300	113,226
BE Aerospace Inc *	54,400	1,243,584
Belden CDT Inc †	34,375	1,136,094
Blount International Inc *	25,000	300,500
Briggs & Stratton Corp †	38,300	1,191,513
Brooks Automation Inc *	59,452	701,533
Bucyrus International Inc ‘A’ †	23,324	1,177,862
CalAmp Corp *	11,600	103,124
Cascade Corp †	10,600	419,230
Cavco Industries Inc *	2,800	124,432
C-COR Inc * †	42,800	330,416
Champion Enterprises Inc * †	60,700	670,128
Cognex Corp	33,800	879,814
Cohu Inc	16,700	293,085
Color Kinetics Inc * †	7,900	149,389
Columbus McKinnon Corp *	10,600	230,444
Credence Systems Corp * †	65,040	227,640
CTS Corp †	29,300	436,277
Curtiss-Wright Corp	33,900	1,046,832
Cymer Inc * †	30,500	1,417,030
Darling International Inc * †	47,700	216,081
Dionex Corp *	16,400	896,424
DXP Enterprises Inc *	2,900	90,103
Electro Scientific Industries Inc * †	21,411	385,184
EMCORE Corp * †	26,600	255,360
EnPro Industries Inc *	15,600	524,160
Entegris Inc * †	95,793	912,907
ESCO Technologies Inc * †	20,400	1,090,380
Esterline Technologies Corp * †	18,800	781,892
Federal Signal Corp †	38,800	587,432
FEI Co * †	20,500	464,940
Flanders Corp * †	9,500	95,285
Flow International Corp *	21,500	302,505
Franklin Electric Co Inc	16,800	867,552
Gehl Co * †	7,500	191,475
General Cable Corp * †	39,300	1,375,500
Genlyte Group Inc * †	18,400	1,332,712
Headwaters Inc * †	33,800	863,928
Heico Corp †	18,000	510,300
Herman Miller Inc	45,800	1,180,266
Hovnanian Enterprises Inc ‘A’ *	34,900	1,049,792
INNOTELCO Inc *	3,250	—
InterDigital Communications Corp * †	42,000	1,466,220
Intevac Inc *	14,100	305,688
Itron Inc * †	19,900	1,179,274
K&F Industries Holdings Inc *	13,900	246,447
Kadant Inc * †	10,020	230,460
Kimball International Inc ‘B’ †	19,000	374,490
Knoll Inc	19,900	365,364
Kulicke & Soffa Industries Inc * †	49,700	368,277
Ladish Co Inc *	11,900	445,893
Levitt Corp ‘A’ †	12,100	193,600
Lindsay Manufacturing Co †	11,500	311,880
Littelfuse Inc *	17,400	598,212
LTX Corp * †	52,800	370,128
M/I Homes Inc †	8,900	312,212
MasTec Inc * †	26,500	350,065
Mattson Technology Inc *	38,100	372,237
Measurement Specialties Inc * †	8,600	191,522
Meritage Homes Corp *	15,500	732,375
Metrologic Instruments Inc * †	9,700	145,597
Mine Safety Appliances Co †	22,859	918,932
MKS Instruments Inc * †	23,100	464,772
Moog Inc ‘A’ * †	29,262	1,001,346
MTC Technologies Inc *	7,500	177,225
MTS Systems Corp †	16,000	632,160
NACCO Industries Inc ‘A’ †	4,100	563,381
Nordson Corp	20,400	1,003,272
Orbital Sciences Corp *	40,700	656,898
Orleans Homebuilders Inc †	2,800	45,500
Oyo Geospace Corp *	4,100	234,151
Palm Harbor Homes Inc * †	9,700	170,623
Paxar Corp *	26,900	553,333
Photon Dynamics Inc *	12,600	157,752
Photronics Inc * †	27,000	399,600
Plantronics Inc †	37,200	826,212
Polycom Inc * †	64,600	1,416,032
Powell Industries Inc *	5,700	136,401

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Power-One Inc * †	59,600	$393,360
Powerwave Technologies Inc * †	78,400	715,008
Presstek Inc * †	27,900	259,749
Radyne Corp *	17,900	203,702
RAE Systems Inc *	16,800	67,200
Raser Technologies Inc *	9,700	93,508
Regal-Beloit Corp †	22,800	1,006,620
Robbins & Myers Inc †	8,400	219,576
Rofin-Sinar Technologies Inc *	12,600	724,122
Rudolph Technologies Inc * †	18,122	262,776
Semitool Inc * †	14,800	133,496
Skyline Corp	4,700	201,066
Smith & Wesson Holding Corp *	15,100	124,122
Sonic Solutions * †	20,000	330,000
Standex International Corp †	10,600	321,710
Symmetricom Inc * †	34,000	240,380
TAL International Group Inc *	11,600	279,560
Taser International Inc * †	52,000	411,320
Team Inc *	7,200	180,360
Technical Olympic USA Inc †	10,198	146,443
Technitrol Inc †	30,000	694,500
Tecumseh Products Co ‘A’ * †	12,300	236,160
Teledyne Technologies Inc *	24,400	799,344
Tennant Co	7,300	367,044
The Gorman-Rupp Co †	6,000	159,600
The Middleby Corp * †	3,900	337,584
Transdigm Group Inc *	4,800	114,960
Triumph Group Inc * †	11,800	566,400
TurboChef Technologies Inc * †	10,000	111,200
Ultratech Inc * †	17,700	278,598
United Industrial Corp †	8,200	371,050
Varian Semiconductor Equipment Associates Inc * †	39,649	1,292,954
Veeco Instruments Inc * †	22,400	534,016
Vicor Corp	14,700	243,579
Viisage Technology Inc * †	20,780	315,025
Watts Water Technologies Inc ‘A’ †	19,600	657,580
WCI Communities Inc * †	22,800	459,192
Woodward Governor Co †	22,200	677,322
X-Rite Inc †	13,900	152,761
Zygo Corp *	9,900	162,261

		69,235,796

Technology - 11.90%

@Road Inc *	36,500	201,480
3Com Corp * †	289,300	1,481,216
3D Systems Corp * †	9,600	192,864
Acacia Research-Acacia Technologies Corp *	16,800	236,208
Access Integrated Technologies Inc ‘A’ *	14,800	145,188
Actel Corp * †	19,100	274,085
Actuate Corp *	30,500	123,220
Adaptec Inc *	88,300	383,222
ADTRAN Inc	48,300	1,083,369
Advanced Analogic Technologies Inc * †	20,900	219,032
Advanced Digital Information Corp *	50,500	594,385
Aeroflex Inc * †	56,198	655,831
Agile Software Corp * †	42,100	266,914
Agilysys Inc	26,400	475,200
Altiris Inc *	20,500	369,820
American Reprographics Co *	17,100	619,875
American Science & Engineering Inc * †	7,600	440,192
AMIS Holdings Inc *	32,200	322,000
Amkor Technology Inc * †	75,700	716,122
ANADIGICS Inc *	27,900	187,488
Anaren Inc *	16,100	329,889
Anixter International Inc †	25,400	1,205,484
Ansoft Corp *	9,000	184,320
ANSYS Inc * †	26,400	1,262,448
Applied Micro Circuits Corp * †	209,700	572,481
Ariba Inc * †	55,737	458,715
Art Technology Group Inc *	65,700	195,786
Aspen Technology Inc * †	37,700	494,624
Atheros Communications Inc * †	35,700	676,872
Audible Inc * †	22,200	201,798
Avanex Corp *	151,000	265,760
Avid Technology Inc *	29,100	969,903
Avocent Corp * †	38,700	1,015,875
BearingPoint Inc * †	137,800	1,153,386
Bel Fuse Inc ‘B’	7,400	242,794
Benchmark Electronics Inc * †	48,200	1,162,584
Black Box Corp	15,200	582,616
Blackbaud Inc	28,456	645,951
Blackboard Inc * †	17,950	519,832
Blue Coat Systems Inc * †	13,800	232,668
Bookham Inc *	57,200	192,192
Borland Software Corp * †	68,400	361,152
Bottomline Technologies Inc DE * †	21,800	177,452
Broadwing Corp * †	54,509	564,168
Brocade Communications Systems Inc *	210,400	1,291,856
CACI International Inc ‘A’ *	21,100	1,230,763
Carrier Access Corp *	9,400	77,738
Cbeyond Communications Inc *	9,300	202,833
Checkpoint Systems Inc * †	31,200	692,952
Chordiant Software Inc *	43,600	132,108
CIBER Inc *	47,400	312,366
Cirrus Logic Inc * †	64,700	526,658
Click Commerce Inc * †	10,100	199,273
Coherent Inc *	22,900	772,417
CommScope Inc * †	42,900	1,347,918
COMSYS IT Partners Inc * †	15,700	237,384
Comtech Group Inc *	15,100	168,063
Comtech Telecommunications Corp * †	18,850	551,740
Concur Technologies Inc * †	23,800	368,186
Conexant Systems Inc * †	355,700	889,250
Constellation 3D Inc *	1,200	—
Convera Corp ‘A’ *	14,000	94,080
Covansys Corp *	23,100	290,367
CPI International Inc *	1,100	15,950
CSG Systems International Inc *	35,300	873,322
Cubic Corp	11,492	225,358
CycleLogic Inc *	18	2
Daktronics Inc †	31,300	903,631
DealerTrack Holdings Inc *	4,800	106,128
Dendrite International Inc * †	27,650	255,486
Digi International Inc * †	17,100	214,263
Digital River Inc * †	30,600	1,235,934
Digitas Inc *	61,571	715,455
Diodes Inc * †	16,450	681,688
Ditech Networks Inc *	25,200	219,744
DSP Group Inc * †	25,300	628,705
Eagle Test Systems Inc *	3,000	42,060
Echelon Corp * †	25,900	193,991
eCollege.com * †	13,400	283,276
EDO Corp †	12,300	299,382
Electronics for Imaging Inc * †	42,900	895,752
Emageon Inc * †	18,800	274,292
EMS Technologies Inc *	7,400	132,978
Emulex Corp *	58,400	950,168
Epicor Software Corp * †	40,600	427,518
EPIQ Systems Inc * †	15,850	263,744
Equinix Inc * †	20,100	1,102,686
Essex Corp * †	17,300	318,666
Exar Corp * †	23,100	306,537
Excel Technology Inc * †	8,900	266,288
Extreme Networks Inc * †	88,200	366,912
FalconStor Software Inc * †	27,400	190,978
Fargo Electronics Inc * †	9,500	241,205
FileNet Corp * †	31,200	840,216

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Finisar Corp * †	153,500	$501,945
FLIR Systems Inc *	47,700	1,052,262
FormFactor Inc * †	32,100	1,432,623
Foundry Networks Inc *	102,300	1,090,518
Gartner Inc * †	46,460	659,732
Gateway Inc * †	209,600	398,240
Genesis Microchip Inc * †	30,500	352,580
Gerber Scientific Inc *	10,100	131,401
Harmonic Inc * †	54,900	245,952
Herley Industries Inc * †	19,800	221,958
Hittite Microwave Corp *	7,600	274,816
Hutchinson Technology Inc * †	17,600	380,688
Hyperion Solutions Corp *	40,700	1,123,320
I.D. Systems Inc *	11,700	207,441
i2 Technologies Inc *	6,700	84,889
Identix Inc * †	74,225	518,833
iGate Corp * †	14,400	92,016
IHS Inc ‘A’ *	14,100	417,783
II-VI Inc *	17,400	318,420
Ikanos Communications Inc *	11,100	168,609
Imation Corp	24,600	1,009,830
Infocrossing Inc * †	18,200	210,210
Informatica Corp * †	62,900	827,764
Innovative Solutions & Support Inc * †	12,550	176,453
InPhonic Inc * †	20,300	127,890
Integral Systems Inc MD †	6,100	163,663
Intergraph Corp *	21,689	682,987
Intermagnetics General Corp * †	31,367	846,282
Intermec Inc * †	38,300	878,602
International DisplayWorks Inc * †	32,900	171,080
Internet Capital Group Inc *	29,000	261,000
Internet Security Systems Inc * †	28,100	529,685
Inter-Tel Inc †	15,600	328,536
Intervoice Inc * †	24,900	177,288
Interwoven Inc * †	38,775	332,690
Ionatron Inc * †	13,400	85,090
iRobot Corp *	5,900	146,792
Ixia * †	30,600	275,400
IXYS Corp * †	20,100	192,960
j2 Global Communications Inc * †	39,200	1,223,824
JDA Software Group Inc * †	21,600	303,048
Jupitermedia Corp * †	16,100	209,300
Kanbay International Inc * †	21,900	318,426
Keane Inc * †	37,200	465,000
KEMET Corp * †	58,300	537,526
Komag Inc * †	24,300	1,122,174
Kopin Corp * †	62,600	225,986
Lattice Semiconductor Corp * †	80,800	499,344
Lawson Software Inc * †	82,000	549,400
Lionbridge Technologies Inc * †	44,200	244,426
Loral Space & Communications Inc *	5,800	164,488
Macrovision Corp * †	36,100	776,872
Magma Design Automation Inc * †	26,300	193,305
Manhattan Associates Inc * †	20,300	411,887
ManTech International Corp ‘A’ * †	10,400	320,944
MapInfo Corp *	15,700	204,885
Maxwell Technologies Inc *	14,100	276,783
McDATA Corp ‘A’ * †	111,300	454,104
Mentor Graphics Corp *	59,400	771,012
Mercury Computer Systems Inc * †	15,500	238,545
Merge Technologies Inc * †	19,300	237,583
Methode Electronics Inc †	32,400	340,524
Micrel Inc * †	47,000	470,470
Micros Systems Inc * †	28,800	1,257,984
Microsemi Corp * †	53,600	1,306,768
MicroStrategy Inc ‘A’ * †	8,035	783,573
Microtune Inc * †	39,200	245,392
Mindspeed Technologies Inc *	61,200	147,492
MIPS Technologies Inc *	32,200	195,454
Mobility Electronics Inc * †	27,800	201,828
Monolithic Power Systems Inc * †	10,800	127,764
Mosys Inc *	10,200	79,764
MRO Software Inc *	14,900	299,043
MRV Communications Inc * †	92,500	287,675
Multi-Fineline Electronix Inc * †	4,600	152,674
Neoware Inc *	12,500	153,625
Ness Technologies Inc * †	13,700	147,275
NETGEAR Inc * †	27,100	586,715
NetIQ Corp * †	36,256	441,961
NetLogic Microsystems Inc * †	13,500	435,375
NetScout Systems Inc * †	17,800	158,776
Newport Corp *	27,700	446,524
Nextest Systems Corp *	1,600	25,936
Novatel Wireless Inc * †	27,100	281,298
Nuance Communications Inc * †	94,456	950,227
OmniVision Technologies Inc * †	41,400	874,368
ON Semiconductor Corp * †	112,700	662,676
Openwave Systems Inc * †	73,999	853,948
Oplink Communications Inc * †	15,285	279,868
OPNET Technologies Inc *	5,600	72,576
Opsware Inc * †	60,600	499,344
Optical Communication Products Inc * †	6,600	13,266
OSI Systems Inc * †	10,400	184,808
Packeteer Inc *	29,600	335,664
Palm Inc * †	70,654	1,137,529
Parametric Technology Corp *	82,120	1,043,745
Park Electrochemical Corp †	17,450	449,338
PDF Solutions Inc * †	13,600	168,776
Pegasus Wireless Corp *	33,500	299,490
Pegasystems Inc †	4,500	28,890
Pericom Semiconductor Corp *	24,500	203,350
Perot Systems Corp ‘A’ *	64,000	926,720
Plexus Corp * †	33,800	1,156,298
PLX Technology Inc * †	18,500	226,070
PortalPlayer Inc * †	23,300	228,573
Power Integrations Inc * †	21,900	382,812
Progress Software Corp *	32,600	763,166
QAD Inc †	7,900	61,225
Quantum Corp * †	139,800	366,276
Quest Software Inc *	49,600	696,384
Rackable Systems Inc *	21,800	860,882
Radiant Systems Inc * †	19,300	204,001
RadiSys Corp * †	13,050	286,578
RealNetworks Inc *	73,000	781,100
Redback Networks Inc * †	38,700	709,758
RF Micro Devices Inc * †	147,700	881,769
RightNow Technologies Inc * †	11,100	185,148
RSA Security Inc * †	58,500	1,590,615
Safeguard Scientifics Inc *	67,100	144,936
SafeNet Inc * †	21,392	379,066
Sapient Corp * †	66,800	354,040
Savvis Inc *	8,200	242,802
ScanSource Inc * †	19,000	557,080
Secure Computing Corp * †	39,450	339,270
Semtech Corp * †	59,500	859,775
SI International Inc * †	7,200	220,752
Sigma Designs Inc *	21,500	202,745
Silicon Image Inc * †	62,500	673,750
Silicon Storage Technology Inc * †	71,500	290,290
Sirenza Microdevices Inc *	14,400	174,816
SiRF Technology Holdings Inc * †	40,100	1,292,022
Skyworks Solutions Inc * †	113,900	627,589
Smith Micro Software Inc *	18,100	289,962
SonicWALL Inc * †	41,700	374,883
Sonus Networks Inc * †	186,900	925,155
SPSS Inc *	13,800	443,532
SRA International Inc ‘A’ *	25,300	673,739
SSA Global Technologies Inc * †	3,500	67,830

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
Standard Microsystems Corp * †	16,400	$358,012
Stellent Inc	21,300	203,415
StorageNetworks Inc *	2,800	—
Stratasys Inc * †	7,500	220,950
Stratex Networks Inc *	58,700	198,993
Sunpower Corp ‘A’ * †	9,300	260,586
Supertex Inc * †	10,800	431,352
Sybase Inc *	62,000	1,202,800
Sycamore Networks Inc * †	136,400	553,784
SYKES Enterprises Inc *	21,900	353,904
Synaptics Inc * †	21,100	451,540
Syniverse Holdings Inc * †	17,500	257,250
SYNNEX Corp *	5,100	96,696
Syntel Inc †	3,700	75,702
Taleo Corp ‘A’ *	4,900	57,771
Talx Corp	26,802	586,171
Tekelec * †	42,600	526,110
Terremark Worldwide Inc * †	27,640	99,504
Tessera Technologies Inc * †	34,200	940,500
The TriZetto Group Inc * †	29,200	431,868
The Ultimate Software Group Inc * †	16,600	318,056
TIBCO Software Inc *	155,800	1,098,390
Transaction Systems Architects Inc * †	29,500	1,229,855
Transmeta Corp *	114,800	185,976
TranSwitch Corp * †	94,100	198,551
Trident Microsystems Inc * †	45,300	859,794
TriQuint Semiconductor Inc * †	91,704	409,000
TTM Technologies Inc *	30,900	447,123
Tyler Technologies Inc * †	29,000	324,800
Ulticom Inc * †	6,100	63,867
Universal Display Corp * †	17,500	232,925
UTStarcom Inc * †	81,100	631,769
VA Software Corp *	33,600	130,368
Varian Inc *	22,900	950,579
VASCO Data Security International Inc * †	16,900	141,115
Verint Systems Inc *	9,800	286,062
ViaSat Inc *	16,400	421,152
Vignette Corp * †	22,000	320,760
Virage Logic Corp * †	7,400	69,486
Volterra Semiconductor Corp * †	11,300	172,438
Vonage Holdings Corp *	32,100	275,739
WebEx Communications Inc * †	31,000	1,101,740
webMethods Inc * †	46,800	461,916
Websense Inc * †	35,500	729,170
Wind River Systems Inc * †	59,600	530,440
Witness Systems Inc * †	22,000	443,740
Zhone Technologies Inc * †	56,175	114,597
Zoran Corp *	37,706	917,764

		128,809,060

Utilities - 3.49%

Alaska Communications Systems Group Inc †	34,300	433,895
ALLETE Inc †	20,300	961,205
American States Water Co †	12,550	447,407
Aquila Inc * †	261,800	1,102,178
Atlantic Tele-Network Inc	1,200	24,996
Avista Corp †	37,100	846,993
Black Hills Corp †	23,000	789,590
California Water Service Group	12,800	457,472
Cascade Natural Gas Corp †	13,000	274,170
Centennial Communications Corp †	16,900	87,880
CH Energy Group Inc †	12,800	614,400
Cincinnati Bell Inc * †	190,600	781,460
Cleco Corp	37,300	867,225
Commonwealth Telephone Enterprises Inc	15,800	523,928
Consolidated Communications Holdings Inc	16,900	281,047
CT Communications Inc †	18,300	418,521
Dobson Communications Corp ‘A’ * †	112,900	872,717
Duquesne Light Holdings Inc †	58,000	953,520
El Paso Electric Co * †	35,800	721,728
EnergySouth Inc †	6,500	202,995
Eschelon Telecom Inc *	11,100	171,717
FairPoint Communications Inc	26,000	374,400
First Avenue Networks Inc *	35,900	390,592
General Communication Inc ‘A’ *	47,200	581,504
Golden Telecom Inc †	16,200	410,670
IDACORP Inc †	31,700	1,086,993
IDT Corp ‘B’ * †	39,300	541,947
IMPSAT Fiber Networks Inc *	1,600	—
Iowa Telecommunications Services Inc †	18,300	346,236
iPCS Inc *	14,000	676,200
ITC Holdings Corp †	10,600	281,748
Mediacom Communications Corp ‘A’ *	42,300	263,529
MGE Energy Inc †	15,100	470,365
New Jersey Resources Corp †	20,700	968,346
Nicor Inc †	32,800	1,361,200
North Pittsburgh Systems Inc †	8,000	220,480
Northwest Natural Gas Co	22,800	844,284
NorthWestern Corp	26,300	903,405
NTELOS Holdings Corp *	15,700	226,865
Otter Tail Corp †	21,800	595,794
Peoples Energy Corp †	31,000	1,113,210
Piedmont Natural Gas Co Inc	52,700	1,280,610
Pike Electric Corp * †	11,600	223,416
PNM Resources Inc	47,400	1,183,104
Portland General Electric Co	23,400	584,298
Premiere Global Services Inc * †	53,500	403,925
Price Communications Corp * †	38,422	651,253
RCN Corp * †	20,000	498,600
Shenandoah Telecommunications Co	4,200	197,400
SJW Corp †	10,600	269,770
South Jersey Industries Inc †	20,700	566,973
Southwest Gas Corp †	27,100	849,314
Southwest Water Co †	22,756	272,389
SureWest Communications †	10,800	208,656
Talk America Holdings Inc * †	30,266	187,347
The Empire District Electric Co †	22,200	456,210
The Laclede Group Inc †	13,500	463,860
Time Warner Telecom Inc ‘A’ * †	55,400	822,690
Ubiquitel Inc * †	64,400	665,896
UIL Holdings Corp	10,900	613,561
UniSource Energy Corp †	25,200	784,980
USA Mobility Inc †	20,213	335,536
Valor Communications Group Inc †	38,300	438,535
Westar Energy Inc	60,300	1,269,315
WGL Holdings Inc †	39,100	1,131,945

		37,852,395

Total Common Stocks (Cost $839,933,072)		946,133,557

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 10.33%

Repurchase Agreement - 10.33%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $111,913,554; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $114,112,737)	$111,873,000	$111,873,000

Total Short-Term Investment (Cost $111,873,000)		111,873,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.72% (Cost $951,806,072)		1,058,006,557

	Shares
SECURITIES LENDING COLLATERAL - 24.91%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $269,686,587)	269,686,587	269,686,587

TOTAL INVESTMENTS - 122.63% (Cost $1,221,492,659)		1,327,693,144

OTHER ASSETS & LIABILITIES, NET - (22.63%)		(244,980,175)

NET ASSETS - 100.00%		$1,082,712,969

Notes to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	35.24%
Financial Services	20.55%
Consumer Discretionary	16.72%
Technology	11.90%
Health Care	10.19%
Materials & Processing	8.03%
Producer Durables	6.40%
Energy	4.22%
Autos & Transportation	3.57%
Utilities	3.49%
Consumer Staples	1.73%
Integrated Oils	0.31%
Multi-Industry	0.28%

122.63%
Other Assets & Liabilities, Net	(22.63%)

100.00%

(b) The amount of $4,063,500 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of June 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Russell 2000 (09/06)	328	$116,987,650	$2,976,874

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 26

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Lucent Technologies Inc * Exp. 12/10/07	55,563	$15,002
MicroStrategy Inc * Exp. 06/24/07	17,632	1,322

		16,324

Total Warrants (Cost $0)		16,324

COMMON STOCKS - 99.06%

Autos & Transportation - 1.63%

AMR Corp * †	17,200	437,224
Arkansas Best Corp	5,500	276,155
Autoliv Inc	7,600	429,932
Burlington Northern Santa Fe Corp	41,500	3,288,875
Continental Airlines Inc ‘B’ * †	20,000	596,000
CSX Corp	92,900	6,543,876
EGL Inc *	8,600	431,720
FedEx Corp	72,700	8,495,722
Kirby Corp *	3,200	126,400
Laidlaw International Inc	12,200	307,440
Norfolk Southern Corp	6,300	335,286
OMI Corp †	9,700	210,005
Southwest Airlines Co	32,900	538,573
Tenneco Inc *	7,500	195,000
Thor Industries Inc †	5,400	261,630
United Parcel Service Inc ‘B’	97,500	8,027,175
US Airways Group Inc * †	9,000	454,860
Westinghouse Air Brake Technologies Corp	6,200	231,880

		31,187,753

Consumer Discretionary - 9.77%

Administaff Inc †	6,100	218,441
Allied Waste Industries Inc *	24,000	272,640
American Greetings Corp ‘A’ †	13,200	277,332
AnnTaylor Stores Corp *	9,800	425,124
AutoNation Inc *	22,365	479,506
Barnes & Noble Inc	20,500	748,250
Best Buy Co Inc	75,100	4,118,484
Big Lots Inc *	7,700	131,516
Brightpoint Inc * †	9,420	127,453
Brown Shoe Co Inc	5,100	173,808
CBRL Group Inc	7,900	267,968
Cendant Corp	168,700	2,748,123
Charming Shoppes Inc *	19,300	216,932
Choice Hotels International Inc	7,200	436,320
Circuit City Stores Inc	31,500	857,430
CKE Restaurants Inc †	8,900	147,829
Claire’s Stores Inc	200	5,102
Clear Channel Communications Inc	293,300	9,077,635
Columbia Sportswear Co * †	4,000	181,040
Convergys Corp *	12,400	241,800
Costco Wholesale Corp	138,400	7,906,792
Darden Restaurants Inc	12,400	488,560
Dillard’s Inc ‘A’ †	21,000	668,850
Dollar Tree Stores Inc *	32,500	861,250
Domino’s Pizza Inc	9,900	244,926
EarthLink Inc * †	60,200	521,332
Ethan Allen Interiors Inc †	5,500	201,025
Family Dollar Stores Inc	22,900	559,447
Furniture Brands International Inc †	9,500	197,980
GameStop Corp ‘A’ *	10,800	453,600
Gannett Co Inc	72,200	4,038,146
Google Inc ‘A’ *	26,700	11,196,111
Group 1 Automotive Inc	4,400	247,896
Guess? Inc *	4,400	183,700
International Game Technology †	137,700	5,224,338
J.C. Penney Co Inc	127,100	8,580,521
Jack in the Box Inc *	4,400	172,480
Kellwood Co †	3,500	102,445
Leggett & Platt Inc	16,400	409,672
Limited Brands Inc	164,900	4,219,791
Live Nation Inc *	9,500	193,420
Liz Claiborne Inc	10,100	374,306
Lowe’s Cos Inc	158,000	9,585,860
Manpower Inc	15,800	1,020,680
McDonald’s Corp	127,800	4,294,080
MGM MIRAGE *	100,300	4,092,240
Michaels Stores Inc	16,600	684,584
Monster Worldwide Inc *	11,500	490,590
MPS Group Inc *	7,200	108,432
MSC Industrial Direct Co Inc ‘A’	5,800	275,906
News Corp ‘A’	273,400	5,243,812
Nordstrom Inc	189,300	6,909,450
Office Depot Inc *	194,700	7,398,600
Omnicom Group Inc	39,500	3,519,055
Payless ShoeSource Inc *	5,000	135,850
Phillips-Van Heusen Corp	2,300	87,768
RadioShack Corp †	5,700	79,800
Rent-A-Center Inc *	10,100	251,086
Republic Services Inc	17,600	709,984
Robert Half International Inc	19,100	802,200
Skechers U.S.A. Inc ‘A’ *	7,400	178,414
Staples Inc	106,850	2,598,592
Starwood Hotels & Resorts Worldwide Inc	42,700	2,576,518
Tech Data Corp *	8,200	314,142
The Black & Decker Corp	7,800	658,788
The DIRECTV Group Inc *	143,200	2,362,800
The Dress Barn Inc * †	8,700	220,545
The Gap Inc	305,800	5,320,920
The Gymboree Corp *	5,700	198,132
The Home Depot Inc	208,100	7,447,899
The McGraw-Hill Cos Inc	136,200	6,841,326
The Men’s Wearhouse Inc	16,400	496,920
The Pantry Inc * †	3,500	201,390
The TJX Cos Inc	31,200	713,232
The Toro Co	9,900	462,330
The Walt Disney Co	566,600	16,998,000
Time Warner Inc	114,400	1,979,120
Too Inc *	10,100	387,739
United Online Inc	43,950	527,400
Vail Resorts Inc * †	5,700	211,470
Viacom Inc ‘B’ *	14,055	503,731
Wal-Mart Stores Inc	194,700	9,378,699
Waste Management Inc	163,000	5,848,440
Wendy’s International Inc	8,800	512,952
WESCO International Inc *	4,400	293,744
Yum! Brands Inc	101,500	5,102,405

		186,224,946

Consumer Staples - 6.37%

Altria Group Inc	346,100	25,414,123
Campbell Soup Co	119,200	4,423,512
Colgate-Palmolive Co	175,700	10,524,430
ConAgra Foods Inc	265,800	5,876,838
Dean Foods Co *	12,200	453,718
Del Monte Foods Co	26,300	295,349
H.J. Heinz Co	37,400	1,541,628
Loews Corp-Carolina Group	12,900	662,673
Longs Drug Stores Corp	4,000	182,480
NBTY Inc *	7,200	172,152

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 26

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

PepsiCo Inc	270,600	$16,246,824
Performance Food Group Co * †	5,700	173,166
Reynolds American Inc †	66,300	7,644,390
Safeway Inc	233,900	6,081,400
The Coca-Cola Co	335,400	14,428,908
The Kroger Co	309,800	6,772,228
The Pepsi Bottling Group Inc	47,200	1,517,480
The Procter & Gamble Co	343,182	19,080,919

		121,492,218

Energy - 4.03%

Anadarko Petroleum Corp	210,400	10,033,976
Apache Corp	131,700	8,988,525
Cimarex Energy Co †	14,600	627,800
Comstock Resources Inc * †	10,300	307,558
Devon Energy Corp	187,500	11,326,875
EOG Resources Inc	127,900	8,868,586
Foundation Coal Holdings Inc	8,500	398,905
Frontier Oil Corp †	20,800	673,920
Grey Wolf Inc * †	14,600	112,420
Holly Corp	6,800	327,760
Kerr-McGee Corp	162,744	11,286,296
Pogo Producing Co †	10,500	484,050
Remington Oil & Gas Corp * †	8,600	378,142
St. Mary Land & Exploration Co †	7,200	289,800
Sunoco Inc	97,100	6,728,059
Swift Energy Co * †	8,200	352,026
Tesoro Corp	16,300	1,212,068
Unit Corp *	5,300	301,517
Valero Energy Corp	204,678	13,615,181
Veritas DGC Inc * †	5,100	263,058
W&T Offshore Inc †	9,900	385,011

		76,961,533

Financial Services - 25.03%

ACE Ltd (Cayman)	118,000	5,969,620
Aflac Inc	65,300	3,026,655
American Capital Strategies Ltd †	19,900	666,252
American Express Co	83,900	4,465,158
American International Group Inc	354,200	20,915,510
AmeriCredit Corp * †	45,200	1,261,984
Ameriprise Financial Inc	69,300	3,095,631
AmerUs Group Co	12,600	737,730
Aon Corp	131,900	4,592,758
Assurant Inc	15,200	735,680
Astoria Financial Corp †	29,750	905,888
Bank of America Corp	859,123	41,323,816
BankUnited Financial Corp ‘A’	3,200	97,664
BB&T Corp †	112,600	4,683,034
Capital One Financial Corp	29,733	2,540,685
CB Richard Ellis Group Inc ‘A’ *	21,300	530,370
CIGNA Corp	29,100	2,866,641
CIT Group Inc	108,700	5,683,923
Citigroup Inc	777,000	37,482,480
Comerica Inc	23,100	1,200,969
Digital Insight Corp *	5,200	178,308
Fair Isaac Corp †	19,500	708,045
Fidelity National Title Group Inc ‘A’ †	5,816	114,401
First Data Corp	284,100	12,795,864
Fiserv Inc *	25,300	1,147,608
Genworth Financial Inc ‘A’	199,000	6,933,160
Global Payments Inc	12,200	592,310
Golden West Financial Corp	26,800	1,988,560
Hudson City Bancorp Inc	40,600	541,198
Huntington Bancshares Inc	25,300	596,574
International Securities Exchange Inc †	5,300	201,771
Janus Capital Group Inc	31,300	560,270
Jefferies Group Inc	18,800	557,044
Jones Lang LaSalle Inc	7,700	674,135
JPMorgan Chase & Co	687,512	28,875,504
KeyCorp	101,000	3,603,680
Knight Capital Group Inc ‘A’ *	6,700	102,041
LandAmerica Financial Group Inc †	7,400	478,040
Lehman Brothers Holdings Inc	191,000	12,443,650
Lincoln National Corp	109,749	6,194,234
Loews Corp	24,100	854,345
M&T Bank Corp	40,800	4,811,136
MBIA Inc	18,000	1,053,900
Mellon Financial Corp	202,400	6,968,632
Merrill Lynch & Co Inc	250,600	17,431,736
MetLife Inc	110,000	5,633,100
MGIC Investment Corp	10,600	689,000
MoneyGram International Inc	9,500	322,525
Moody’s Corp	13,700	746,102
Morgan Stanley	310,500	19,626,705
National City Corp	217,700	7,878,563
North Fork Bancorp Inc	11,300	340,921
Northern Trust Corp	3,300	182,490
Old Republic International Corp	19,100	408,167
Paychex Inc	101,000	3,936,980
Piper Jaffray Cos *	3,000	183,630
Principal Financial Group Inc †	185,400	10,317,510
Prudential Financial Inc	142,400	11,064,480
Radian Group Inc	17,100	1,056,438
Raymond James Financial Inc	10,700	323,889
Regions Financial Corp	3,119	103,301
Ryder System Inc	10,100	590,143
Safeco Corp	7,800	439,530
StanCorp Financial Group Inc	10,900	554,919
State Street Corp	27,900	1,620,711
SunTrust Banks Inc	72,000	5,490,720
TCF Financial Corp	14,000	370,300
The Allstate Corp	248,400	13,594,932
The Bank of New York Co Inc	217,300	6,997,060
The Bear Stearns Cos Inc	66,600	9,329,328
The Charles Schwab Corp	125,700	2,008,686
The Chubb Corp	141,100	7,040,890
The Goldman Sachs Group Inc	120,900	18,186,987
The Hanover Insurance Group Inc	11,200	531,552
The Hartford Financial Services Group Inc	108,300	9,162,180
The PMI Group Inc	14,600	650,868
The PNC Financial Services Group Inc	49,700	3,487,449
The Progressive Corp	50,400	1,295,784
The St. Paul Travelers Cos Inc	248,000	11,055,840
U.S. Bancorp	580,600	17,928,928
UnionBanCal Corp	5,600	361,704
W.R. Berkley Corp	11,700	399,321
Wachovia Corp	381,900	20,653,152
Washington Mutual Inc †	246,910	11,254,158
Webster Financial Corp	5,700	270,408
Wells Fargo & Co	268,000	17,977,440

		477,255,385

Health Care - 11.03%

Abbott Laboratories	251,300	10,959,193
Aetna Inc	45,200	1,804,836
Alpharma Inc ‘A’ †	14,100	338,964
AmerisourceBergen Corp	61,900	2,594,848
Amgen Inc *	270,600	17,651,238
Andrx Corp * †	12,500	289,875
Becton Dickinson & Co	110,900	6,779,317
Biomet Inc	17,400	544,446
Boston Scientific Corp *	183,616	3,092,094
Bristol-Myers Squibb Co	310,400	8,026,944
Cardinal Health Inc	168,700	10,852,471
Caremark Rx Inc	188,500	9,400,495
Endo Pharmaceuticals Holdings Inc *	9,200	303,416
Express Scripts Inc *	22,800	1,635,672

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 26

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Genesis HealthCare Corp *	1,400	$66,318
Gilead Sciences Inc *	54,900	3,247,884
HCA Inc	140,600	6,066,890
Healthways Inc *	200	10,528
Humana Inc *	26,000	1,396,200
Johnson & Johnson	410,100	24,573,192
King Pharmaceuticals Inc *	57,200	972,400
Laboratory Corp of America Holdings *	14,600	908,558
Manor Care Inc †	8,300	389,436
McKesson Corp	177,000	8,368,560
Medtronic Inc	44,800	2,102,016
Merck & Co Inc	615,900	22,437,237
Mylan Laboratories Inc	19,700	394,000
Pediatrix Medical Group Inc *	16,500	747,450
Pfizer Inc	1,001,960	23,516,001
Quest Diagnostics Inc	59,500	3,565,240
Sciele Pharma Inc * †	6,000	139,140
Sierra Health Services Inc * †	21,500	968,145
Sunrise Senior Living Inc * †	8,800	243,320
UnitedHealth Group Inc	378,290	16,939,826
WellPoint Inc *	192,831	14,032,312
Wyeth	110,900	4,925,069

		210,283,531

Integrated Oils - 9.81%

Canadian Natural Resources Ltd (NYSE) (Canada)	32,000	1,772,160
Canadian Natural Resources Ltd (TSE) (Canada)	13,968	772,288
Chevron Corp	507,647	31,504,573
ConocoPhillips	407,951	26,733,029
Exxon Mobil Corp	1,173,500	71,994,225
Hess Corp †	160,200	8,466,570
KCS Energy Inc * †	5,700	169,290
Marathon Oil Corp	141,500	11,786,950
Occidental Petroleum Corp	146,024	14,974,761
Paramount Resources Ltd ‘A’ * (Canada)	120,200	3,876,377
Schlumberger Ltd (Netherlands)	213,000	13,868,430
Talisman Energy Inc (Canada)	65,800	1,148,243

		187,066,896

Materials & Processing - 3.27%

Acuity Brands Inc	11,000	428,010
Air Products & Chemicals Inc	72,000	4,602,240
AK Steel Holding Corp * †	59,900	828,417
Armor Holdings Inc * †	9,100	498,953
Carpenter Technology Corp †	8,500	981,750
Chaparral Steel Co *	3,500	252,070
Commercial Metals Co	17,000	436,900
Eagle Materials Inc	5,100	242,250
EMCOR Group Inc * †	4,400	214,148
Freeport-McMoRan Copper & Gold Inc ‘B’	141,000	7,812,810
Granite Construction Inc	9,800	443,646
H.B. Fuller Co	3,700	161,209
Hercules Inc *	12,000	183,120
Kaydon Corp †	5,200	194,012
Lennox International Inc	8,300	219,784
Louisiana-Pacific Corp	22,900	501,510
Masco Corp †	258,200	7,653,048
MeadWestvaco Corp	11,400	318,402
NewMarket Corp	4,100	201,146
NS Group Inc *	7,600	418,608
Nucor Corp	167,800	9,103,150
OM Group Inc *	6,000	185,100
Packaging Corp of America	5,900	129,918
Pactiv Corp *	24,100	596,475
Phelps Dodge Corp	76,300	6,268,808
PPG Industries Inc	69,200	4,567,200
Quanex Corp	12,050	518,994
Quanta Services Inc * †	24,300	421,119
Reliance Steel & Aluminum Co	12,600	1,045,170
Rohm & Haas Co	98,300	4,926,796
Schnitzer Steel Industries Inc ‘A’ †	5,300	188,044
Southern Copper Corp †	46,500	4,144,545
Steel Dynamics Inc †	9,400	617,956
Temple-Inland Inc	14,000	600,180
Tronox Inc ‘B’ †	14,230	187,409
United States Steel Corp	11,300	792,356
USG Corp * †	15,400	1,123,122
Worthington Industries Inc †	13,400	280,730

		62,289,105

Multi-Industry - 4.57%

3M Co	225,100	18,181,327
Eaton Corp	98,800	7,449,520
General Electric Co	1,422,800	46,895,488
Honeywell International Inc	38,800	1,563,640
Johnson Controls Inc	93,700	7,704,014
SPX Corp	19,100	1,068,645
Teleflex Inc	3,100	167,462
Trinity Industries Inc †	12,150	490,860
Tyco International Ltd (Bermuda)	131,400	3,613,500

		87,134,456

Producer Durables - 5.69%

A.O. Smith Corp †	4,600	213,256
AGCO Corp *	11,300	297,416
Agilent Technologies Inc *	191,900	6,056,364
Alliant Techsystems Inc * †	9,600	732,960
Applied Industrial Technologies Inc	4,950	120,334
Applied Materials Inc	380,300	6,191,284
Caterpillar Inc	111,900	8,334,312
Cooper Industries Ltd ‘A’ (Bermuda)	6,300	585,396
Cummins Inc †	4,000	489,000
Cymer Inc *	9,300	432,078
Danaher Corp	55,400	3,563,328
Emerson Electric Co	112,900	9,462,149
Flowserve Corp *	15,400	876,260
Hubbell Inc ‘B’	3,400	162,010
Illinois Tool Works Inc	216,700	10,293,250
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	133,900	5,728,242
InterDigital Communications Corp * †	5,400	188,514
Lam Research Corp *	25,700	1,198,134
Lockheed Martin Corp	155,800	11,177,092
Mettler-Toledo International Inc *	1,900	115,083
Northrop Grumman Corp	161,700	10,358,502
Parker-Hannifin Corp	3,000	232,800
Polycom Inc *	25,300	554,576
The Boeing Co	237,900	19,486,389
The Manitowoc Co Inc	6,500	289,250
Thermo Electron Corp *	17,900	648,696
United Technologies Corp	77,000	4,883,340
Xerox Corp *	420,000	5,842,200

		108,512,215

Technology - 14.58%

Advanced Micro Devices Inc *	290,999	7,106,196
Analog Devices Inc	89,700	2,882,958
Apple Computer Inc *	99,900	5,706,288
Applera Corp-Applied Biosystems Group	36,800	1,190,480
Arrow Electronics Inc *	28,000	901,600
BEA Systems Inc *	92,100	1,205,589
BMC Software Inc *	37,500	896,250
Brocade Communications Systems Inc *	64,800	397,872
Cadence Design Systems Inc *	24,000	411,600
Ceridian Corp *	22,300	545,012
Cisco Systems Inc *	1,023,800	19,994,814
CommScope Inc *	8,900	279,638

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 26

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Computer Sciences Corp *	93,700	$4,538,828
CSG Systems International Inc *	1,800	44,532
Dell Inc *	655,500	16,000,755
Digital River Inc * †	4,800	193,872
Freescale Semiconductor Inc ‘B’ *	257,143	7,560,004
General Dynamics Corp	154,100	10,087,386
Hewlett-Packard Co	716,800	22,708,224
Intel Corp	1,205,800	22,849,910
International Business Machines Corp	233,700	17,952,834
Intersil Corp ‘A’	35,200	818,400
Intuit Inc *	22,700	1,370,853
LSI Logic Corp * †	80,800	723,160
Lucent Technologies Inc * †	706,400	1,709,488
MEMC Electronic Materials Inc *	14,800	555,000
Micrel Inc * †	9,600	96,096
Micron Technology Inc *	344,400	5,186,664
Microsoft Corp	1,863,300	43,414,890
MicroStrategy Inc ‘A’ * †	4,000	390,080
Motorola Inc	719,200	14,491,880
National Semiconductor Corp	122,700	2,926,395
NCR Corp *	14,600	534,944
NVIDIA Corp *	112,600	2,397,254
OmniVision Technologies Inc * †	20,400	430,848
ON Semiconductor Corp * †	37,200	218,736
Oracle Corp *	1,038,900	15,053,661
Plexus Corp *	10,500	359,205
QUALCOMM Inc	159,200	6,379,144
Raytheon Co	226,100	10,077,277
Rockwell Automation Inc	86,800	6,250,468
Solectron Corp *	234,600	802,332
Synopsys Inc *	59,300	1,113,061
Tellabs Inc *	33,700	448,547
Texas Instruments Inc	539,300	16,335,397
The Reynolds & Reynolds Co ‘A’	2,500	76,675
TIBCO Software Inc *	54,700	385,635
Western Digital Corp * †	89,500	1,772,995
Zoran Corp * †	7,400	180,116

		277,953,843

Utilities - 3.28%

Alliant Energy Corp	11,500	394,450
American Electric Power Co Inc	220,900	7,565,825
AT&T Inc	192,432	5,366,928
Avista Corp	4,400	100,452
BellSouth Corp	213,100	7,714,220
CenterPoint Energy Inc †	28,100	351,250
CenturyTel Inc	25,000	928,750
Citizens Communications Co	52,200	681,210
Comcast Corp ‘A’ *	58,400	1,912,016
Constellation Energy Group Inc	27,000	1,472,040
Duke Energy Corp	88,500	2,599,245
Edison International	62,000	2,418,000
Embarq Corp *	10,185	417,483
Leap Wireless International Inc *	2,600	123,370
Mirant Corp *	8,000	214,400
ONEOK Inc	20,000	680,800
PG&E Corp	166,000	6,520,480
Progress Energy Inc †	21,900	938,853
Qwest Communications International Inc * †	1,168,300	9,451,547
Sprint Nextel Corp	318,713	6,371,073
UGI Corp	6,000	147,720
Verizon Communications Inc	183,400	6,142,066

		62,512,178

Total Common Stocks (Cost $1,804,776,318)		1,888,874,059

	Principal
	Amount

SHORT-TERM INVESTMENT - 0.79%

Repurchase Agreement - 0.79%

State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $15,159,493; collateralized by U.S. Treasury Notes: 3.000% due 11/15/07 and market value $15,458,380)	$15,154,000	15,154,000

Total Short-Term Investment (Cost $15,154,000)		15,154,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.85% (Cost $1,819,930,318)		1,904,044,383

	Shares

SECURITIES LENDING COLLATERAL - 3.55%

State Street Navigator Securities Lending Prime Portfolio 5.065% r (Cost $67,626,275)	67,626,275	67,626,275

TOTAL INVESTMENTS - 103.40% (Cost $1,887,556,593)		1,971,670,658

OTHER ASSETS & LIABILITIES, NET — (3.40%)		(64,862,540)

NET ASSETS - 100.00%		$1,906,808,118

Note to Schedule of Investments
(a) As of June 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	25.03%
Technology	14.58%
Health Care	11.03%
Integrated Oils	9.81%
Consumer Discretionary	9.77%
Consumer Staples	6.37%
Producer Durables	5.69%
Multi-Industry	4.57%
Short-Term Investment & Securities Lending Collateral	4.34%
Energy	4.03%
Utilities	3.28%
Materials & Processing	3.27%
Autos & Transportation	1.63%

103.40%
Other Assets & Liabilities, Net	(3.40%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 26

PACIFIC SELECT FUND
Explanation of Symbols and Terms
Schedule of Investments
June 30, 2006 (Unaudited)

Explanation of Symbols for Schedules of Investments
*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2006.

+	Securities were fair valued under procedures established by the Fund’s Board of Trustees.

r	Rate shown reflects 7-day yield as of June 30, 2006.

λ	Total shares owned by the portfolio as of June 30, 2006 was less than one share.

Explanation of Terms for Schedules of Investments
Other Abbreviations:

NYSE	New York Stock Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
TSE	Toronto Stock Exchange

See Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies — not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers — not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Code of Ethics- not applicable

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Exhibit 99.906 CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
Date: August 30, 2006	By:	/s/ JAMES T. MORRIS
James T. Morris
President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 30, 2006	By:	/s/ THOMAS C. SUTTON
Thomas C. Sutton
Chief Executive Officer

Date: August 30, 2006	By:	/s/ JAMES T. MORRIS
James T. Morris
President

Date: August 30, 2006	By:	/s/ BRIAN D. KLEMENS
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)